UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-21906
                                                     ---------

                       Claymore Exchange-Traded Fund Trust
------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                   2455 Corporate West Drive, Lisle, IL 60532
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               (Address of principal executive offices) (Zip code)

                                J. Thomas Futrell
                   2455 Corporate West Drive, Lisle, IL 60532
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                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (630) 505-3700
                                                           ----------------

                         Date of fiscal year end: May 31
                                                  ------

                     Date of reporting period: May 31, 2008
                                               ------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1.  Reports to Stockholders.

The registrant's annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the "Investment Company Act"), is as follows:



      Annual
      Report    Claymore Exchange-Traded Fund Trust
May 31, 2008

                                    [GRAPHIC]

                                     [LOGO]
                                  CLAYMORE ETFS

                LVL | Claymore/BBD High Income Index ETF

                MZN | Claymore/Morningstar Information Super Sector Index ETF

                MZG | Claymore/Morningstar Manufacturing Super Sector Index ETF

                MZO | Claymore/Morningstar Services Super Sector Index ETF

                UEM | Claymore U.S.-1 - The Capital Markets Index ETF

                UBD | Claymore U.S. Capital Markets Bond ETF

                ULQ | Claymore U.S. Capital Markets Micro-Term Fixed Income ETF

                IRO | Claymore/Zacks Dividend Rotation ETF

                                                                       [LOGO]
                                                                   CLAYMORE ETFS

Contents
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Dear Shareholder                                                              3

Economic and Market Overview                                                  4

Management Discussion of Fund Performance                                     5

Fund Summary & Performance                                                   20

Overview of Fund Expenses                                                    29

Portfolio of Investments                                                     31

Statement of Assets and Liabilities                                          76

Statement of Operations                                                      77

Statement of Changes in Net Assets                                           78

Financial Highlights                                                         79

Notes to Financial Statements                                                87

Report of Independent Registered Public Accounting Firm                      92

Supplemental Information                                                     93

Board Considerations Regarding Approval
of Investment Advisory Agreement                                             95

Trust Information                                                            97

About the Fund Manager                                                       98

                                                                www.claymore.com

                                                    ... your road to the LATEST,
                                           most up-to-date INFORMATION about the
                                             Claymore Exchange-Traded Fund Trust

                                   [WEB PAGE]

The shareholder report you are reading right now is just the beginning of the story. Online at www.claymore.com, you will find:

o Daily and historical fund pricing, fund returns, portfolio holdings and characteristics, and distribution history.

o     Investor guides and fund fact sheets.

o Regulatory documents including a prospectus and copies of shareholder reports.

Claymore Securities is constantly updating and expanding shareholder information services on each Fund's website, in an ongoing effort to provide you with the most current information about how your Fund's assets are managed, and the results of our efforts. It is just one more small way we are working to keep you better informed about your investment.

2 | Annual Report | May 31, 2008

Claymore Exchange-Traded Fund Trust

Dear Shareholder|

Dear Shareholder:

As the investment adviser of the Claymore ETFs, Claymore Advisors, LLC ("Claymore") is pleased to present the first annual shareholder report for eight of our exchange-traded funds ("ETFs" or "Funds"). This report covers performance of these funds from their inception dates through May 31, 2008.

One of these ETFs commenced operations on June 25, 2007. It is:

      o     Claymore/BBD High Income Index ETF (ticker:"LVL")

Three ETFs commenced operations on August 22, 2007.They are:

      o     Claymore/Morningstar Information Super Sector Index ETF
            (ticker:"MZN")

      o     Claymore/Morningstar Manufacturing Super Sector Index ETF
            (ticker:"MZG")

      o     Claymore/Morningstar Services Super Sector Index ETF (ticker:"MZO")

One ETF commenced operations October 24, 2007. It is:

      o     Claymore/Zacks Dividend Rotation ETF (ticker:"IRO")

Three ETFs commenced operations on February 12, 2008.They are:

      o     Claymore U.S.-1 - The Capital Markets Index ETF (ticker:"UEM")

      o     Claymore U.S. Capital Markets Bond ETF (ticker:"UBD")

      o     Claymore U.S. Capital Markets Micro-Term Fixed Income ETF
            (ticker:"ULQ")


The investment objective of each Fund is to seek investment results that correspond generally to the performance, before each Fund's fees and expenses, of its respective underlying index as named in its prospectus.

Claymore is committed to providing investors with innovative index-strategy-driven investment solutions. We entered the exchange-traded fund business in September 2006, and, as of May 31, 2008, we offer 30 U.S.-listed ETFs. Claymore has partnered with a diverse group of investment professionals and index specialists to create some of the most distinctive ETFs currently available. The index providers create indices using defined selection methodologies. Unlike ETFs that track traditional indices representing broad market participation, the indices that many of Claymore's U.S.-listed ETFs track seek to capture the investment potential of unique strategies. We believe that a strategy-driven quantitative process provides a disciplined investment approach offering the potential for superior performance over market cycles.

To learn more about economic and market conditions over the last year and the performance of each ETF, we encourage you to read the Economic and Market Overview section of this report, which follows this letter, and the Management Discussion of Fund Performance sections for each ETF, which begin on page 5.

Sincerely,

/s/ J. Thomas Futrell

J. Thomas Futrell
Chief Executive Officer
Claymore Exchange-Traded Fund Trust

                                                Annual Report | May 31, 2008 | 3

Claymore Exchange-Traded Fund Trust

Economic and Market Overview|

--------------------------------------------------------------------------------
The 12-month period ended May 31, 2008, was a period of considerable economic uncertainty and significant turmoil in capital markets. In the final few months of 2007, what began as a correction in the U.S. housing market accelerated into a crisis in the sub-prime mortgage market with profound implications for the entire U.S. economy and significant impact on economies throughout the world. By early 2008, financial markets had become extremely risk-averse, as demonstrated by unusually wide credit spreads, severe dislocation in short-term credit markets, overall tightening of financial conditions, and a highly volatile equity market.

The U.S. economy continues to struggle with the combined effects of the housing slump, troublesome credit-related issues, and rising energy prices. Problems in the housing market persist with activity and prices still falling while foreclosures and delinquencies rise. The labor market has softened, with payroll growth turning mildly negative and the unemployment rate rising. A spike in oil prices and weather-related pressure on food prices have put upward pressure on inflation, while depressing consumer sentiment. Despite all these issues, real GDP (gross domestic product, a broad measure of overall economic activity) has continued to advance, albeit modestly and well below the economy's trend potential. This continued growth, supported by aggressive policy response by the Federal Reserve Board (the "Fed"), provides evidence of the underlying resiliency of the U.S. economy and the relative strength of global growth.

The broadly-based tightening of credit conditions, the surge in energy prices, and the slowdown in U.S. import demand are affecting economies around the world. The impact has been greatest in Europe and Japan, and least in emerging economies such as China and India. This difference reflects opposing pressures on world economies, as developed economies are hurt by credit issues, while demand for raw materials and energy in rapidly growing economies is driving prices higher. As economies in emerging nations continue to expand, it appears that the world is rebalancing, becoming less dependent on U.S. domestic demand.

For much of the last year, credit concerns were a major driver of bond market activity. Credit spreads (the difference between Treasury securities and bonds that carry credit risk) were at or near historically wide levels. Since bond prices generally move in the opposite direction of interest rates, this meant that Treasury securities were the best performing bond asset class. In recent months, as concerns about a collapse of credit markets have abated, credit spreads have narrowed somewhat. For the period from May 31, 2007, through May 31, 2008, bonds (as measured by the Lehman U.S. Aggregate Bond Index) generally delivered positive returns, while returns of nearly all U.S. equity indices were negative. The energy sector performed best, as rising prices fueled earnings of energy companies; the financial sector was the weakest in terms of stock market performance. Performance of equity markets around the world varied widely. The Japanese market was down, as were markets in Europe and the U.K. Markets in Hong Kong, India and Latin America were strong, while markets in China trended down.

4 | Annual Report | May 31, 2008

Claymore Exchange-Traded Fund Trust

Management Discussion of Fund Performance|

LVL | Claymore/BBD High Income Index ETF

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Fund Overview

The Claymore/ BBD High Income Index ETF (the "Fund") seeks investment results that correspond generally to the performance, before the Fund's fees and expenses, of an equity index called the Benchmarks By Design High Income Index (the "BBD Income Index" or "Index").

The Fund, using a low cost "passive" or "indexing" investment approach, will seek to replicate, before expenses, the performance of the BBD Income Index. The BBD Income Index is comprised of approximately 110 to 150 securities selected, based on investment and other criteria, from a universe of U.S. listed common stocks and American depositary receipts ("ADRs") paying dividends, real estate investment trusts ("REITs"), master limited partnerships ("MLPs"), closed-end funds ("CEFs") and traditional preferred stocks. The securities in the universe are selected using a proprietary methodology developed by Benchmarks By Design, Inc. (the "Index Provider"). The Fund will normally invest at least 90% of its total assets in securities that comprise the Index. Claymore Advisors, LLC ("the Investment Adviser") seeks a correlation over time of 0.95 or better between the Fund's performance and the performance of the Index. A figure of 1.00 would represent perfect correlation. The Fund uses a sampling approach in seeking to achieve its objective. Sampling means that the Investment Adviser uses quantitative analysis to select securities from the Index universe to obtain a representative sample of securities that resemble the Index in terms of key risk factors, performance attributes and other characteristics.

--------------------------------------------------------------------------------
Index Methodology

The BBD Income Index selection methodology is designed to identify U.S. listed common stocks and ADRs paying dividends, REITs, MLPs, CEFs and traditional preferred stocks with potentially high income and superior risk/return profiles as determined by Benchmarks By Design. The Index constituent selection methodology utilizes multi-factor proprietary selection rules to identify those securities that offer the greatest potential from an income and risk/return perspective while diversifying across all chosen asset classes. The approach is specifically designed to enhance investment applications and investability. The Index is rebalanced quarterly to assure timely security selections.

--------------------------------------------------------------------------------
Fund Performance

All Fund returns cited -- whether based on net asset value ("NAV") or market price -- assume the reinvestment of all distributions. This report discusses the abbreviated annual fiscal period from the Fund's inception date of June 25, 2007, through May 31, 2008.

On a market price basis, the Fund generated a total return of -16.93%, representing a change in market price to $19.38 on May 31, 2008, from $24.98 at inception. On an NAV basis, the Fund generated a total return of -16.98%, representing a change in NAV to $19.37 on May 31, 2008, from $24.98 at inception. At the end of the period the Fund's shares were trading at a market price premium to NAV, which is to be expected from time to time. However, the Investment Adviser believes that large discounts or premiums to the NAV of the Shares should not be sustained.

For underlying index and broad market comparison purposes, the BBD Income Index returned -16.63% and the Dow Jones U.S. Select Dividend Index returned -15.55% for the same period. The Dow Jones U.S. Select Dividend Index is designed to represent the most widely traded of the highest yielding stocks in the U.S. market. The selection of stocks for inclusion in the Dow Jones U.S. Select Dividend Index is based almost entirely on dividend yield and dividend history. Stocks are also required to have an annual average daily trading volume of more than $1.5 million. It is not possible to invest directly in an index.

The Fund made monthly distributions of $0.1350 per share in each month since its initial distribution in August 2007 through May 2008, except for December 2007, when the monthly distribution totaled $0.1750 inclusive of a supplemental distribution to meet Internal Revenue Code distribution requirements. Distributions were made on the last business day of each month, generally to shareholders of record two business days earlier.

                                                Annual Report | May 31, 2008 | 5

Claymore Exchange-Traded Fund Trust | Management Discussion of Fund Performance continued

LVL | Claymore/BBD High Income Index ETF (continued)

--------------------------------------------------------------------------------
Performance Attribution

For the period from the Fund's inception date through May 31, 2008, the industrials and materials industry sectors made the strongest positive contribution to return; the financials sector, in which more than 50% of the Fund's portfolio is invested, was the greatest detractor from performance.

Holdings that contributed strongly to the Fund's performance include RAIT Financial Trust, a specialty finance company that began to recover from previous weakness; and two shipping companies, Genco Shipping & Trading, Ltd. and Diana Shipping, Inc., both of which transport iron ore, coal and other dry bulk cargoes and are benefiting from strong demand for these commodities (2.0%, 0.9% and 1.1% of total long-term investments, respectively). Most of the strongest detractors from the Fund's performance were in the financial sector; these include Deerfield Capital Corp. (not held in the portfolio at period end), Crystal River Capital, Inc. (0.8% of total long-term investments) and American Home Mortgage Investment Corp. REIT (not held in the portfolio at period end). Each of these three companies has significant mortgage-related investments.

6 | Annual Report | May 31, 2008

Claymore Exchange-Traded Fund Trust | Management Discussion of Fund Performance continued

MZN | Claymore/Morningstar Information Super Sector Index ETF

--------------------------------------------------------------------------------
Fund Overview

The Claymore/Morningstar Information Super Sector Index ETF (the "Fund") seeks investment results that correspond generally to the performance, before the Fund's fees and expenses, of an equity index called the Morningstar Information Super Sector Index (the "Information Super Sector Index" or "Index").

The Fund, using a low cost "passive" or "indexing" investment approach, will seek to replicate, before expenses, the performance of the Information Super Sector Index. The Index is designed to identify and track companies in industries that support and facilitate the exchange of ideas and information as a basis for commerce. Eligible Index securities include the total investable universe of the software, hardware, media and telecommunications sectors. Morningstar, Inc. ("Morningstar" or the "Index Provider") classifies companies into the industry that best reflects each company's underlying business activities based on the largest source of revenue and income. Industry classification is based on publicly available information about each company, and is primarily obtained from such company's annual report and Form 10-K.The securities in the universe are selected using a proprietary methodology developed by Morningstar. The Fund will normally invest at least 90% of its total assets in securities that comprise the Index.

Claymore Advisors, LLC ("the Investment Adviser") seeks a correlation over time of 0.95 or better between the Fund's performance and the performance of the Index. A figure of 1.00 would represent perfect correlation. The Fund generally will invest in all of the stocks comprising the Index in proportion to their weightings in the Index.

--------------------------------------------------------------------------------
Index Methodology

The Index is designed to identify and track companies in industries that support and facilitate the exchange of ideas and information as a basis for commerce. Eligible Index securities include the total investable universe of the software, hardware, media and telecommunications sectors. Morningstar classifies companies into the industry that best reflect each company's underlying business activities based on the largest source of revenue and income. Industry classification is based on publicly available information about each company, and is primarily obtained from a company's annual report and Form 10-K.The Index includes small-, mid- and large-capitalization companies as defined by Morningstar. Morningstar rebalances the number of free float shares of each constituent security in the Index quarterly in March, June, September, and December. Immediate rebalancing occurs if two constituents merge or a company's free float changes by 10% or more. The Index is reconstituted twice annually in June and December.

--------------------------------------------------------------------------------
Fund Performance

All Fund returns cited--whether based on net asset value ("NAV") or market price--assume the reinvestment of all distributions. This report discusses the abbreviated annual fiscal period from the Fund's inception date of August 22, 2007, through May 31, 2008.

On a market price basis, the Fund generated a total return of -3.71%, representing a change in market price to $24.13 on May 31, 2008, from $25.09 at inception. On an NAV basis, the Fund generated a total return of -1.31%, representing a change in NAV to $24.73 on May 31, 2008, from $25.09 at inception. At the end of the period the Fund's shares were trading at a market price discount to NAV, which is to be expected from time to time. However, the Investment Adviser believes that large discounts or premiums to the NAV of the Shares should not be sustained.

For underlying index and broad market comparison purposes, the Morningstar Information Super Sector Index returned -0.19% and the Standard & Poor's 500 Index ("S&P 500") returned -1.69% for the same period. The S&P 500 is generally representative of the U.S. stock market. It is an unmanaged, capitalization-weighted index of 500 stocks designed to measure the performance of the broad economy, representing all major industries. It is not possible to invest directly in an index.

The Fund made an annual distribution of $0.0320 per share on December 31, 2007.

--------------------------------------------------------------------------------
Performance Attribution

Since approximately two-thirds of the Fund's investments are in the information technology sector, performance is driven mainly by individual positions in this sector, which had a positive return over the period from the Fund's inception date through May 31, 2008. Other sectors with significant representation in the Fund's portfolio are telecommunication services and consumer discretionary; both of these sectors had negative returns over the period. The strongest contributors to the Fund's performance over the period were leading computer manufacturers Apple, Inc. and International Business Machines Corp. (5.5% and 5.9% of total long-term investments, respectively), which together represent over 11% of the Fund's portfolio; Apple was up more than 40% for the period and IBM more than 17%.The greatest detractors from performance were Sprint Nextel Corp., Motorola, Inc. and Cisco Systems, Inc. (0.9%, 0.7% and 5.3% of total long-term investments, respectively).

                                                Annual Report | May 31, 2008 | 7

Claymore Exchange-Traded Fund Trust | Management Discussion of Fund Performance continued

MZG | Claymore/Morningstar Manufacturing Super Sector Index ETF

--------------------------------------------------------------------------------
Fund Overview

The Claymore/Morningstar Manufacturing Super Sector Index ETF (the "Fund") seeks investment results that correspond generally to the performance, before the Fund's fees and expenses, of an equity index called the Morningstar Manufacturing Super Sector Index (the "Manufacturing Super Sector Index" or "Index").

The Fund, using a low cost "passive" or "indexing" investment approach, will seek to replicate, before expenses, the performance of the Morningstar Manufacturing Super Sector Index. The Index is designed to identify and track companies in "smokestack" industries that process raw materials into physical goods that are sold into industrial and consumer markets. Eligible Index securities include the total investable universe of the consumer goods, industrial materials, energy and utilities sectors. Morningstar Inc. ("Morningstar" or the "Index Provider") classifies companies into the industry that best reflects each company's underlying business activities based on the largest source of revenue and income. Industry classification is based on publicly available information about each company, and is primarily obtained from such company's annual report and Form 10-K.The securities in the universe are selected using a proprietary methodology developed by Morningstar. The Fund will normally invest at least 90% of its total assets in securities that comprise the Index. Claymore Advisors, LLC ("the Investment Adviser") seeks a correlation over time of 0.95 or better between the Fund's performance and the performance of the Index. A figure of 1.00 would represent perfect correlation. The Fund generally will invest in all of the stocks comprising the Index in proportion to their weightings in the Index.

--------------------------------------------------------------------------------
Index Methodology

The Morningstar Manufacturing Super Sector Index is designed to identify and track companies in "smokestack" industries that process raw materials into physical goods that are sold into industrial and consumer markets. Eligible Index securities include the total investable universe of the consumer goods, industrial materials, energy and utilities sectors. Morningstar classifies companies into the industry that best reflects each company's underlying business activities based on the largest source of revenue and income. Industry classification is based on publicly available information about each company, and is primarily obtained from a company's annual report and Form 10-K.The Index includes small-, mid- and large-capitalization companies as defined by Morningstar. Morningstar rebalances the number of free float shares of each constituent security in the Index quarterly in March, June, September, and December. Immediate rebalancing occurs if two constituents merge or a company's free float changes by 10% or more. The Index is reconstituted twice annually in June and December.

--------------------------------------------------------------------------------
Fund Performance

All Fund returns cited--whether based on net asset value ("NAV") or market price--assume the reinvestment of all distributions. This report discusses the abbreviated annual fiscal period from the Fund's inception date of August 22, 2007, through May 31, 2008.

On a market price basis, the Fund generated a total return of 10.00%, representing a change in market price to $27.21 on May 31, 2008, from $24.90 at inception. On an NAV basis, the Fund generated a total return of 11.05%, representing a change in NAV to $27.47 on May 31, 2008, from $24.90 at inception. At the end of the period the Fund's shares were trading at a market price discount to NAV, which is to be expected from time to time. However, the Investment Adviser believes that large discounts or premiums to the NAV of the Shares should not be sustained.

For underlying index and broad market comparison purposes, the Manufacturing Super Sector Index returned 12.32% and the Standard & Poor's 500 Index ("S&P 500") returned -1.69% for the same period. The S&P 500 is generally representative of the U.S. stock market. It is an unmanaged, capitalization-weighted index of 500 stocks designed to measure the performance of the broad economy, representing all major industries. It is not possible to invest directly in an index.

The Fund made an annual distribution of $0.1800 per share on December 31, 2007.

--------------------------------------------------------------------------------
Performance Attribution

The Fund's holdings are concentrated in five industry sectors: energy, industrials, consumer staples, materials and utilities, which together represent more than 90% of the Fund's net assets as of May 31, 2008.The greatest concentration of the Fund's portfolio is in energy, which represented 35% of net assets as of May 31, 2008.The energy sector made the greatest contribution to the Fund's performance for the period from the Fund's inception date through May 31, 2008.The consumer discretionary sector, which includes manufacturers of consumer durable goods such as autos, was the greatest detractor from performance. Holdings that contributed strongly to performance include Exxon Mobil Corp., Chevron Corp., Occidental Petroleum Corp. and ConocoPhillips (8.4%, 3.6%, 1.3% and 2.4% of total long-term investments, respectively), all of which benefited from strong energy demand and rising prices. Another positive contributor to performance was the Fund's position in Monsanto Co. (1.2% of total long-term investments), which is benefiting from strong demand for its agricultural products. A detractor from the Fund's performance was General Electric Co. (5.4% of total long-term investments), which reported disappointing earnings. Other positions that detracted from performance include auto manufacturer General Motors Corp. and Valero Energy Corp. (0.1% and 0.5% of total long-term investments, respectively); Valero reported a sharp drop in earnings and is also facing environmental issues.

8 | Annual Report | May 31, 2008

Claymore Exchange-Traded Fund Trust | Management Discussion of Fund Performance continued

MZO | Claymore/Morningstar Services Super Sector Index ETF

--------------------------------------------------------------------------------
Fund Overview

The Claymore/Morningstar Services Super Sector Index ETF (the "Fund") seeks investment results that correspond generally to the performance, before the Fund's fees and expenses, of an equity index called the Morningstar Services Super Sector Index (the "Services Super Sector Index" or "Index").

The Fund, using a low cost "passive" or "indexing" investment approach, will seek to replicate, before expenses, the performance of the Services Super Sector Index. The Index is designed to identify and track companies in industries whose main source of revenue comes from the provision of services. Eligible Index securities include the total investable universe of the healthcare, consumer services, business services and financial services sectors. Morningstar, Inc. ("Morningstar" or the "Index Provider") classifies companies into the industry that best reflects each company's underlying business activities based on the largest source of revenue and income. Industry classification is based on publicly available information about each company, and is primarily obtained from such company's annual report and Form 10-K.The securities in the universe are selected using a proprietary methodology developed by Morningstar. The Fund will normally invest at least 90% of its total assets in securities that comprise the Index. Claymore Advisors, LLC ("the Investment Adviser") seeks a correlation over time of 0.95 or better between the Fund's performance and the performance of the Index. A figure of 1.00 would represent perfect correlation. The Fund generally will invest in all of the stocks comprising the Index in proportion to their weightings in the Index.

--------------------------------------------------------------------------------
Index Methodology

The Morningstar Services Super Sector Index is designed to identify and track companies in industries whose main source of revenue comes from the provision of services. Eligible Index securities include the total investable universe of the healthcare, consumer services, business services and financial services sectors. Morningstar classifies companies into the industry that best reflects each company's underlying business activities based on the largest source of revenue and income. Industry classification is based on publicly available information about each company, and is primarily obtained from a company's annual report and Form 10-K. The Index includes small-, mid- and large-capitalization companies as defined by Morningstar. Morningstar rebalances the number of free float shares of each constituent security in the Index quarterly in March, June, September, and December. Immediate rebalancing occurs if two constituents merge or a company's free float changes by 10% or more. The Index is reconstituted twice annually in June and December.

--------------------------------------------------------------------------------
Fund Performance

All Fund returns cited--whether based on net asset value ("NAV") or market price--assume the reinvestment of all distributions. This report discusses the abbreviated annual fiscal period from the Fund's inception date of August 22, 2007, through May 31, 2008.

On a market price basis, the Fund generated a total return of -12.04%, representing a change in market price to $21.97 on May 31, 2008, from $25.12 at inception. On an NAV basis, the Fund generated a total return of -12.16%, representing a change in NAV to $21.94 on May 31, 2008, from $25.12 at inception. At the end of the period the Fund's shares were trading at a market price premium to NAV, which is to be expected from time to time. However, the Investment Adviser believes that large discounts or premiums to the NAV of the Shares should not be sustained.

For underlying index and broad market comparison purposes, the Morningstar Services Super Sector Index returned -11.17% and the Standard & Poor's 500 Index ("S&P 500") returned -1.69% for the same period. The S&P 500 is generally representative of the U.S. stock market. It is an unmanaged, capitalization-weighted index of 500 stocks designed to measure the performance of the broad economy, representing all major industries. It is not possible to invest directly in an index.

The Fund made an annual distribution of $0.1350 per share on December 31, 2007.

--------------------------------------------------------------------------------
Performance Attribution

For the period from the Fund's inception date through May 31, 2008, the industrials and consumer staples sectors made the strongest positive contributions to return; the financials sector was the greatest detractor. Holdings that contributed strongly to performance include Wal-Mart Stores, Inc. and several railroads including Union Pacific Corp., CSX Corp. and Burlington Northern Santa Fe Corp. (2.4%, 0.7%, 0.5% and 0.6% of total long-term investments, respectively). The greatest detractors, all in the financials sector, include Citigroup, Inc., American International Group, Inc., Bank of America Corp. and Wachovia Corp. (1.9%, 1.4%, 2.6% and 0.8% of total long-term investments, respectively).

                                                Annual Report | May 31, 2008 | 9

Claymore Exchange-Traded Fund Trust | Management Discussion of Fund Performance continued

UEM | Claymore U.S.-1 - The Capital Markets Index ETF

--------------------------------------------------------------------------------
Fund Overview

The Claymore U.S.-1 - The Capital Markets Index ETF (the "Fund") seeks investment results that correspond generally to the performance, before the Fund's fees and expenses, of the CPMKTS - The Capital Markets Index (the "CPMKTS Index" or the "Index"), which includes equity, fixed income and money market securities.

The Fund, using a low cost "passive" or "indexing" investment approach, will seek to replicate, before expenses, the performance of the CPMKTS Index. The Index is a total return index that includes common stock equity securities, micro-term investment grade fixed income securities and money market instruments, and long-term investment grade fixed income securities. The number of securities included in the Index has ranged from approximately 5,700 to 7,800 long-term U.S. investment grade fixed income securities selected monthly; approximately 1,000 to 2,350 micro-term U.S. investment grade fixed income securities and money market instruments selected monthly; and 2,000 equity securities selected quarterly, based on market capitalization of the common stock of actively-traded United States corporations, generally with market capitalizations between $300 million and $500 billion, for the previous ten year period. The Index may also include U.S. registered, dollar-denominated bonds of foreign corporations, governments, agencies and supra-national agencies. Dorchester Capital Management LLC ("Dorchester" or the "Index Provider") defines "actively traded" as common stocks that are listed on a major U.S. exchange and have been traded within the past 45 days. The Index Provider defines "micro-term" fixed income securities as those with a redemption date of less than a year from the start of the month, as determined by yield to worst calculation.The number of securities included in the Index varies from month to month and may be higher or lower than the historical ranges. During each quarter, the number of equity securities may decrease as the common stocks are either delisted or not actively traded for any reason including, but not limited to, mergers, acquisitions and bankruptcies. Once removed, an equity security will not be returned to or replaced in the Index for any reason before the start of the next quarter.The Fund will normally invest at least 80% of its total assets in equity, fixed income and money market securities that comprise the Index. The Fund also will normally invest at least 80% of its net assets in U.S. securities.

Claymore Advisors, LLC is the Fund's investment adviser. Mellon Capital Management Corporation ("the Investment Subadviser") seek a correlation over time of 0.95 or better between the Fund's performance and the performance of the Index.A figure of 1.00 would represent perfect correlation.

The Fund uses a sampling approach in seeking to achieve its objective. Sampling means that the Investment Subadviser uses quantitative analysis to select securities from the Index universe to obtain a representative sample of securities that resemble the Index in terms of key risk factors, performance attributes and other characteristics.These include maturity, credit quality, asset allocation weightings, market capitalization and other financial characteristics of securities.The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund.

--------------------------------------------------------------------------------
Index Methodology

The Index is designed to represent the traditional investment grade fixed income securities, investment grade fixed income securities with less than one year until maturity and equity securities in the United States capital markets.The Index includes: common stock equity securities from the 2,000 largest actively traded United States corporations based upon market capitalization of common stock, micro-term U.S. treasury fixed income securities, micro-term U.S. federal agency and other government sponsored entities fixed income securities, short-term investment grade U.S. corporate fixed income securities, commercial paper, bankers acceptances, large time deposits, U.S. federal agency discount notes; long term U.S. treasury fixed income securities, long-term U.S. federal agency and other government sponsored entities fixed income securities, long-term investment grade U.S. corporate fixed income securities and long-term mortgage backed securities.The Index may also include U.S. registered, dollar-denominated bonds of foreign corporations, governments, agencies and supra-national agencies.

The CPMKTS(SM) family of indexes is designed to measure the major components of the U.S. investment grade fixed income securities and the common stocks in the capital markets.This family includes the Index and the following additional indexes: CPMKTE - The Capital Markets Equity Index, which is designed to be a long-term measure of the U.S. common stock markets; CPMKTB - The Capital Markets Bond Index, which is designed to be a long-term measure of the long term U.S. investment grade fixed income markets; and CPMKTL - The Capital Markets Liquidity Index, which is designed to be a long-term measure of the U.S. investment grade short-term fixed income and money markets. CPMKTS - The Capital Markets Index is designed to be a long-term measure of the U.S. investment grade capital markets as represented by the CPMKTB, CPMKTE, and CPMKTL indexes.

10 | Annual Report | May 31, 2008

Claymore Exchange-Traded Fund Trust | Management Discussion of Fund Performance continued

--------------------------------------------------------------------------------
Fund Performance

All Fund returns cited--whether based on net asset value ("NAV") or market price--assume the reinvestment of all distributions.This report discusses the abbreviated annual fiscal period from the Fund's inception date of February 12, 2008, through May 31, 2008.

On a market price basis, the Fund generated a total return of 2.38%, representing a change in market price to $51.09 on May 31, 2008, from $50.00 at inception. On an NAV basis, the Fund generated a total return of 2.54%, representing a change in NAV to $51.17 on May 31, 2008, from $50.00 at inception.At the end of the period the Fund's shares were trading at a market price discount to NAV, which is to be expected from time to time. However, the Investment Adviser believes that large discounts or premiums to the NAV of the Shares should not be sustained.

For underlying index and broad market comparison purposes, the CPMKTS Index returned 2.85% for the period from the Fund's inception date through May 31, 2008.The Lehman U.S.Aggregate Bond Index, which is an unmanaged market value-weighted measure of U.S.Treasury issues, corporate bond issues, mortgage-backed securities and other asset-backed securities, returned -0.48% for the same period.The Standard & Poor's 500 Index, an unmanaged, capitalization-weighted index of 500 stocks that is generally representative of the U.S. stock market returned, 5.26% for the same period.The Lehman U.S.Treasury Bill 1-3 Months Index, which tracks the performance of U.S. Treasury bills with a remaining maturity of one to three months, returned 0.53% for the same period. It is not possible to invest directly in an index.

The Fund made a quarterly distribution of $0.0960 per share on March 31, 2008.

--------------------------------------------------------------------------------
Performance Attribution

For the period from the Fund's inception date through May 31, 2008, the equity portion of the Fund's portfolio, which represents 50.0% of the Fund's total investments as of May 31, 2008, contributed most to the Fund's return.Within the equity portion of the portfolio, the energy sector made the greatest contribution to performance, followed by the information technology sector. The financial sector was the greatest detractor from performance. Apple, Inc. (0.7% of long-term investments) and Chevron Corp. (0.7% of long-term investments) were among the equity holdings that contributed to performance. Holdings that detracted from performance included Bank of America Corp. (0.6% of long-term investments) and General Electric Co. (1.2% of long-term investments).

Return of the long-term bond portion of the portfolio, which represents 27.6% of the Fund's total investments as of May 31, 2008, was modestly negative. Return of the cash & equivalents portion of the portfolio, which represents 22.4% of total investments as of May 31, 2008, was positive but less than the equity return.

                                               Annual Report | May 31, 2008 | 11

Claymore Exchange-Traded Fund Trust | Management Discussion of Fund Performance continued

UBD | Claymore U.S. Capital Markets Bond ETF

--------------------------------------------------------------------------------
Fund Overview

The Claymore U.S. Capital Markets Bond ETF (the "Fund") seeks investment results that correspond generally to the performance, before the Fund's fees and expenses, of a fixed income securities index called CPMKTB - The Capital Markets Bond Index(SM) (the "CPMKTB Index" or the "Index").

The Fund, using a low cost "passive" or "indexing" investment approach, will seek to replicate, before expenses, the performance of the CPMKTB Index. The Index is a total return index comprised of approximately 6,150 long-term U.S. investment grade fixed income securities as of January 1, 2008.The number of securities included in the Index has ranged from approximately 5,700 to 7,800 securities in the previous ten year period; however, the number of securities included in the Index varies from month to month and may be higher or lower than the historical range. Securities eligible for inclusion in the Index, as determined by Dorchester Capital Management LLC ("Dorchester" or the "Index Provider") are long-term fixed income securities (defined as those with redemption dates greater than one year from the start of the month as determined by yield to worst calculation), including U.S.Treasury securities, U.S. federal agency and other government sponsored entities' fixed income securities, investment grade U.S. corporate fixed income securities and U.S. agency mortgage pass-through securities such as those issued by the Government National Mortgage Association ("Ginnie Mae"), the Federal National Mortgage Association ("Fannie Mae"), and the Federal Home Loan Mortgage Corporation ("Freddie Mac") that are backed by pools of mortgages. The Index may also include U.S. registered, dollar-denominated bonds of foreign corporations, governments, agencies and supra-national agencies. The Fund will normally invest at least 80% of its total assets in fixed income securities that comprise the Index. The Fund also will normally invest at least 80% of its net assets in U.S. fixed income securities.

Claymore Advisors, LLC is the Fund's investment adviser. Mellon Capital Management Corporation ("the Investment Subadviser") seek a correlation over time of 0.95 or better between the Fund's performance and the performance of the Index. A figure of 1.00 would represent perfect correlation.

The Fund uses a sampling approach in seeking to achieve its objective. Sampling means that the Investment Subadviser uses quantitative analysis to select securities from the Index universe to obtain a representative sample of securities that resemble the Index in terms of key risk factors, performance attributes and other characteristics. These include maturity, credit quality and other financial characteristics of securities. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund.

--------------------------------------------------------------------------------
Index Methodology

The Index is designed to represent the traditional investment grade securities in the United States long-term fixed income capital markets. Securities eligible for inclusion in the Index are long-term fixed income securities, including long term U.S.Treasury fixed income securities, long-term U.S. federal agency and other government-sponsored entities' fixed income securities, long-term investment grade U.S. corporate fixed income securities, and long-term government-sponsored enterprise backed mortgage pooled securities. The Index may also include U.S. registered, dollar-denominated bonds of foreign corporations, governments, agencies and supra-national agencies. Securities are selected to ensure a diversity of duration by selecting securities in each of the following maturity ranges: one to two and a half years, two and a half to four years, four to six years, six to eight years, eight to twelve years, twelve to twenty years, and greater than twenty years. Securities are selected from each maturity range such that each range is represented by total assets proportional to the relative market value of each maturity range. The Index is reconstituted monthly.

The Index is designed to be a long-term measure of the performance of the U.S. investment grade bond markets. The Index is part of the CPMKTS(SM) family of indexes that is designed to measure the major components of the U.S. investment grade fixed income securities and the common stocks in the capital markets. The CPMKTS(SM) family of indexes includes the Index and the following additional indexes: CPMKTE - The Capital Markets Equity Index(SM), which is designed to be a long-term measure of the U.S. common stock markets; CPMKTL - The Capital Markets Liquidity Index(SM), which is designed to be a long-term measure of the U.S. investment grade micro-term fixed income and money markets; and CPMKTS - The Capital Markets Index(SM), which is designed to be a long-term measure of the U.S. investment grade capital markets as represented by the CPMKTB, CPMKTE, and CPMKTL indexes.

12 | Annual Report | May 31, 2008

Claymore Exchange-Traded Fund Trust | Management Discussion of Fund Performance continued

--------------------------------------------------------------------------------
Fund Performance

All Fund returns cited -- whether based on net asset value ("NAV") or market price -- assume the reinvestment of all distributions. This report discusses the abbreviated annual fiscal period from the Fund's inception date of February 12, 2008, through May 31, 2008.

On a market price basis, the Fund generated a total return of -1.32%, representing a change in market price to $49.07 on May 31, 2008, from $50.00 at inception. On an NAV basis, the Fund generated a total return of -1.50%, representing a change in NAV to $48.98 on May 31, 2008, from $50.00 at inception. At the end of the period the Fund's shares were trading at a market price premium to NAV, which is to be expected from time to time. However, the Investment Adviser believes that large discounts or premiums to the NAV of the Shares should not be sustained.

For underlying index and broad market comparison purposes, the CPMKTB Index returned -1.02% and the Lehman U.S. Aggregate Bond Index returned -0.48% for the same period. The Lehman U.S.Aggregate Bond Index is an unmanaged market value-weighted measure of U.S. Treasury issues, corporate bond issues, mortgage-backed securities and other asset-backed securities. It is not possible to invest directly in an index.

The Fund paid monthly distributions of $0.1130, $0.0810 and $0.0790 per share on March 31, 2008,April 30, 2008, and May 30, 2008, respectively.

--------------------------------------------------------------------------------
Performance Attribution

For much of the period from the Fund's inception date through May 31, 2008, credit concerns were a major driver of bond market activity; accordingly
U.S. Treasury securities (23.3% of net assets) were the best performing bond asset class. Agency bonds (10.6% of net assets) also contributed to the Fund's returns, while the Fund's position in corporate bonds (29.2% of net assets) detracted from returns.

                                               Annual Report | May 31, 2008 | 13

Claymore Exchange-Traded Fund Trust | Management Discussion of Fund Performance continued

ULQ | Claymore U.S. Capital Markets Micro-Term Fixed Income ETF

--------------------------------------------------------------------------------
Fund Overview

The Claymore U.S. Capital Markets Micro-Term Fixed Income ETF (the "Fund") seeks investment results that correspond generally to the performance, before the Fund's fees and expenses, of a money market and micro-term fixed income securities index called CPMKTL - The Capital Markets Liquidity Index (the "CPMKTL Index" or the "Index").

The Fund, using a low cost "passive" or "indexing" investment approach, will seek to replicate, before expenses, the performance of the CPMKTL Index. The Fund is not a money market fund and thus does not seek to maintain a stable net asset value per share. The Index is a total return index comprised of micro-term U.S. investment grade fixed income securities and money market instruments. The number of securities included in the Index has ranged from approximately 1,000 to 2,350 in the previous ten year period; however, the number of securities included in the Index varies from month to month and may be higher or lower than the historical range. The Index includes micro-term U.S. Treasury fixed income securities, micro-term U.S. federal agency and other government sponsored entities fixed income securities, micro-term investment grade U.S. corporate fixed income securities, commercial paper, bankers acceptances, large time deposits, and U.S. federal agency discount notes as determined by Dorch-ester Capital Management LLC ("Dorchester" or the "Index Provider"). The Index may also include U.S. registered, dollar-denominated bonds of foreign corporations, governments, agencies and supra-national agencies. The Index Provider defines "micro-term" fixed income securities as those with a redemption date of less than a year from the start of the month, as determined by yield to worst calculation. The Fund will normally invest at least 80% of its total assets in fixed income securities that comprise the Index. The Fund also will normally invest at least 80% of its net assets in U.S. fixed income securities.

Claymore Advisors, LLC is the Fund's investment adviser. Mellon Capital Management Corporation ("the Investment Subadviser") seek a correlation over time of 0.95 or better between the Fund's performance and the performance of the Index. A figure of 1.00 would represent perfect correlation.

The Fund uses a sampling approach in seeking to achieve its objective. Sampling means that the Investment Subadviser uses quantitative analysis to select securities from the Index universe to obtain a representative sample of securities that resemble the Index in terms of key risk factors, performance attributes and other characteristics. These include maturity, credit quality and other financial characteristics of securities. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund.

--------------------------------------------------------------------------------
Index Methodology

The Index is designed to represent the traditional investment grade securities in the U.S. money markets and in the micro-term fixed income capital markets. The Index includes micro-term U.S. Treasury fixed income securities, micro-term U.S. federal agency and other government sponsored entities; fixed income securities, micro-term investment grade U.S. corporate fixed income securities, commercial paper, bankers acceptances, large time deposits, and U.S. federal agency discount notes. The Index may also include U.S. registered, dollar-denominated bonds of foreign corporations, governments, agencies and supra-national agencies. Securities are selected to ensure a diversity of duration by selecting securities in each of the following maturity ranges: zero to three months, three to six months, six to nine months, and nine months to one year. Securities are selected from each maturity range such that each range is represented by total assets proportional to the relative market value of each maturity range. The Index is reconstituted monthly.

The Index is designed to be a long-term measure of the performance of the U.S. investment grade liquidity markets. It is part of the CPMKTS(SM) family of indexes that is designed to measure the major components of the U.S. investment grade fixed income securities and the common stocks in the capital markets. The CPMKTS family of indexes includes the Index and the following additional indexes: CPMKTE - The Capital Markets Equity Index, which is designed to be a long-term measure of the U.S. common stock markets; CPMKTB - The Capital Markets Bond Index, which is designed to be a long-term measure of the U.S. investment grade long term U.S. investment grade fixed income markets; and CPMKTS - The Capital Markets Index, which is designed to be a long-term measure of the U.S. investment grade capital markets as represented by the CPMKTB, CPMKTE, and CPMKTL indexes.

--------------------------------------------------------------------------------
Fund Performance

All Fund returns cited--whether based on net asset value ("NAV") or market price--assume the reinvestment of all distributions. This report discusses the abbreviated annual fiscal period from the Fund's inception date of February 12, 2008, through May 31, 2008.

On a market price basis, the Fund generated a total return of 0.72%, representing a change in market price to $50.06 on May 31, 2008, from $50.00 at inception. On an NAV basis, the Fund generated a total return of 0.64%, representing a change in NAV to $50.02 on May 31, 2008, from $50.00 at inception. At the end of the period the Fund's shares were trading at a market price premium to NAV, which is to be expected from time to time.

14 | Annual Report | May 31, 2008

Claymore Exchange-Traded Fund Trust | Management Discussion of Fund Performance continued

However, the Investment Adviser believes that large discounts or premiums to the NAV of the Shares should not be sustained.

For underlying index and broad market comparison purposes, the CPMKTL Index returned 0.97% and the Lehman U.S.Treasury Bill 1-3 Months Index returned 0.53% for the same period. The Lehman U.S.Treasury Bill 1-3 Months Index tracks the performance of U.S.Treasury bills with a remaining maturity of one to three months. U.S.Treasury bills, which are short-term loans to the U.S. government, are full-faith-and-credit obligations of the U.S.Treasury and are generally regarded as being free of any risk of default. It is not possible to invest directly in an index.

The Fund made monthly distributions of $0.1350, $0.0850 and $0.0780 per share on March 31, 2008,April 30, 2008, and May 30, 2008, respectively.

--------------------------------------------------------------------------------
Performance Attribution

The Fund tracked the CPMKTL Index closely, maintaining a relatively short duration of approximately 50 days. (The duration of a bond is a measure of its sensitivity to interest rate movements, based on the timing of cash flows to be received from the bond.) When the Federal Reserve Board (the "Fed"), reduced its target federal funds rate in March 2008 and again in April 2008, the Fund benefited, as it had made investments at the higher rates that prevailed before the rate cuts.

Of the Fund's three major sectors, U.S. Government and Agency securities (44.0% of net assets) performed best, while the cash & equivalents portion of the portfolio, which includes commercial paper, (56.1% of net assets) was modestly positive. Investment grade corporate bonds (3.2% of net assets), which represent a small proportion of the portfolio, detracted from performance.

                                               Annual Report | May 31, 2008 | 15

Claymore Exchange-Traded Fund Trust | Management Discussion of Fund Performance continued

IRO | Claymore/Zacks Dividend Rotation ETF

--------------------------------------------------------------------------------
Fund Overview

The Claymore/Zacks Dividend Rotation ETF (the "Fund") seeks investment results that correspond generally to the performance, before the Fund's fees and expenses, of an equity index called the Zacks Dividend Rotation Index (the "Dividend Rotation Index" or "Index").

The Fund, using a low cost "passive" or "indexing" investment approach, will seek to replicate, before expenses, the performance of the Dividend Rotation Index. The Index is comprised of approximately 100 stocks selected, based on investment and other criteria, from a universe of the 1,500 largest listed equity companies (based on market capitalization) that pay dividends at least annually (in any amount). The universe of companies eligible for inclusion in the Index is comprised of all U.S. stocks listed on domestic exchanges, including American depositary receipts ("ADRs") and master limited partnerships ("MLPs"). The companies in the universe are selected using a proprietary methodology developed by Zacks Investment Research, Inc. ("Zacks" or the "Index Provider"). The Index will include companies with capitalizations between $2 billion and $450 billion, which includes small-, mid- and large-capitalization companies as defined by Zacks. The Fund will normally invest at least 90% of its total assets in securities that comprise the Index. Claymore Advisors, LLC ("the Investment Adviser") seeks a correlation over time of 0.95 or better between the Fund's performance and the performance of the Index. A figure of 1.00 would represent perfect correlation. The Fund generally will invest in all of the stocks comprising the Index in proportion to their weightings in the Index.

--------------------------------------------------------------------------------
Index Methodology

The Dividend Rotation Index seeks to maximize dividend income that qualifies for taxation at the lowest current tax rates ("qualified dividend income" or "QDI") by selecting dividend-paying stocks based on a quantitative methodology proprietary to Zacks. The Index, at the time of each rebalance, is designed to eliminate companies that have recently paid a dividend and include those companies that are expected to pay dividends while seeking to maximize QDI potential. The Index seeks to select a group of stocks with the potential to outperform, on a risk adjusted basis, the Dow Jones US Select Dividend Index and other benchmark indices. The Index constituent selection methodology utilizes multi-factor proprietary selection rules to identify those stocks that offer the most attractive risk/return potential. The methodology is specifically designed to enhance investment applications and investability. The Index is adjusted monthly.

--------------------------------------------------------------------------------
Fund Performance

All Fund returns cited--whether based on net asset value ("NAV") or market price--assume the reinvestment of all distri-butions. This report discusses the abbreviated annual fiscal period from the Fund's inception date of October 24, 2007, through May 31, 2008.

On a market price basis, the Fund generated a total return of -13.22%, representing a change in market price to $21.76 on May 31, 2008, from $25.32 at inception. On an NAV basis, the Fund generated a total return of -13.13%, representing a change in NAV to $21.78 on May 31, 2008, from $25.32 at inception.At the end of the period the Fund's shares were trading at a market price discount to NAV, which is to be expected from time to time. However, the Investment Adviser believes that large discounts or premiums to the NAV of the Shares should not be sustained.

For underlying index and broad market comparison purposes, the Dividend Rotation Index returned -12.02% and the Dow Jones U.S. Select Dividend Index returned -11.58% for the same period.The Dow Jones U.S. Select Dividend Index is designed to represent the most widely traded of the highest yielding stocks in the U.S. market.The selection of stocks for inclusion in Dow Jones U.S. Select Dividend Index is based almost entirely on dividend yield and dividend history. Stocks are also required to have an annual average daily trading volume of more than $1.5 million. It is not possible to invest directly in an index.

The Fund made quarterly distributions of $0.0500 per share on December 31, 2007, and $0.1620 per share on March 31, 2008. Additionally, the Fund has declared its June 2008 quarterly distribution of $0.1340 per share, payable on June 30, 2008, to shareholders of record on June 26, 2008.

16 | Annual Report | May 31, 2008

Claymore Exchange-Traded Fund Trust | Management Discussion of Fund Performance continued

--------------------------------------------------------------------------------
Performance Attribution

For the period from the Fund's inception date through May 31, 2008, the energy sector made the strongest positive contribution to return; other sectors with positive returns were industrials, utilities, materials, telecommunication services and consumer staples. The financials and consumer discretionary sectors were the greatest detractors; other sectors with negative returns were health care and information technology.The strongest contributor to the Fund's return was Precision Drilling Trust, a Canadian company that is a leading provider of oilfield services in North America (not held in the portfolio at period end). Other holdings that contributed strongly to performance include Oriental Financial Group Inc., a financial holding company based in Puerto Rico; Pacific Capital Bancorp, a California-based bank holding company; and Susquehanna Bancshares Inc., a provider of retail and commercial banking services in the mid-Atlantic region. (None of these securities were held in the portfolio at period end.) Positions that detracted from performance include Idearc Inc., the publisher of yellow pages directories in the U.S.; Building Materials Holding Corp. a provider of residential building products and construction services; Colonial BancGroup Inc., a bank holding company with interests in residential real estate; and First Marblehead Corp., a provider of education lending services. None of these securities mentioned as detractors were held in the portfolio at period end.

                                               Annual Report | May 31, 2008 | 17

Claymore Exchange-Traded Fund Trust | Management Discussion of Fund Performance continued

--------------------------------------------------------------------------------
Risks and Other Considerations

The views expressed in this report reflect those of the portfolio managers and Claymore only through the report period as stated on the cover.These views are subject to change at any time, based on market and other conditions and should not be construed as a recommendation of any kind. The material may also contain forward looking statements that involve risk and uncertainty, and there is no guarantee they will come to pass.

This information does not represent an offer to sell securities of the Funds and it is not soliciting an offer to buy securities of the Funds. An investment in the various Claymore ETFs is subject to certain risks and other considerations. Below are some general risks and considerations associated with investing in the Fund, which may cause you to lose money, including the entire principal that you invest. Please refer to the individual ETF prospectus for a more detailed discussion of the Fund-specific risks and considerations.

Equity Risk (excludes UBD and ULQ): The value of the securities held by the Funds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Funds participate, or factors relating to specific companies in which the Funds invest.

Micro-, Small- and Medium-Sized Company Risk: If the Fund invests in securities of these companies, it will be subject to greater risk as their stocks may be more volatile and less liquid than investing in more established companies. These stocks may have returns that vary,sometimes significantly,from the overall stock market. Micro-cap companies may be newly formed, less developed and there may be less available information about the company.

Non-Correlation Risk: The Fund's return may not match the return of the Index including, but not limited to, operating expenses and costs in buying and selling securities to reflect changes in the Index. The Fund may not be fully invested at times. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate with the Index return, as would be the case if it purchased all of the stocks with the same weightings as the Index.

Replication Management Risk: The Fund is not "actively" managed. Therefore, it would not necessarily sell a stock because the stock's issuer was in financial trouble unless that stock is removed from the Index.

Issuer-Specific Changes: The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.The value of securities of smaller issuers can be more volatile than that of larger issuers.

Non-Diversified Fund Risk: The Fund can invest a greater portion of assets in securities of individual issuers than a diversified fund.Changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

Foreign Investment Risk (IRO, LVL): Investing in non-U.S. issuers, although limited to ADRs, may involve unique risks such as currency,political,and economic risk,as well as less market liquidity, generally greater market volatility and less complete financial information than for U.S. issuers.

Foreign Issuers Risk (UBD, ULQ, and UEM): Investing in U.S. registered, dollar-denominated bonds of foreign corporations, governments, agencies and supra-national agencies which have different risks than investing in U.S.companies.These include currency, political,and economic risk,as well as less market liquidity,generally greater market volatility and less complete financial information than for U.S. issuers.

Industry Risk: If the Index is comprised of issuers in a particular industry or sector, the Fund would therefore be focused in that industry or sector. Accordingly, the Fund may be subject to more risks than if it were broadly diversified over numerous industries and sectors of the economy.

The Claymore/BBD High Income Index ETF is also subject to REIT Risk, Master Limited Partnership (MLP) Risk, Risks of Investing In Other Investment Companies, Preferred Stock Risk, Distribution Risk,and the following primary risks of strategies pursued by the types of CEFs in which the Fund may invest. Credit Risk, High Yield Risk, Convertible Security Risk, Prepayment Risk.

The Claymore/Zacks Dividend Rotation ETF is also subject to QDI Tax Risk,Master Limited Partnership (MLP) Risk, Non-Correlation Risk, and Portfolio Turnover Risk.

18 | Annual Report | May 31, 2008

Claymore Exchange-Traded Fund Trust | Management Discussion of Fund Performance continued

The Claymore/Morningstar Information Super Sector Index ETF is also subject to Software/Hardware Sector Risk, Media Sector Risk, and Telecommunications Sector Risk.

The Claymore/Morningstar Services Super Sector Index ETF is also subject to Health Care Sector Risk, Consumer Services Sector Risk, Business Services Sector Risk, and Financial Services Sector Risk.

The Claymore/Morningstar Manufacturing Super Sector Index ETF is also subject to Consumer Goods Sector Risk, Energy Sector Risk, and Utilities Sector Risk.

The Claymore U.S.-1-The Capital Markets Index ETF is also subject to Asset Class Risk, Call Risk/Prepayment Risk, Credit/Default Risk, Derivatives Risk, Extension Risk, Income Risk, Interest Rate Risk, Liquidity Risk, Mortgage-Backed Securities Risk, Finance Services Sector Risk, and Sampling Risk.

The Claymore U.S. Capital Markets Bond ETF is also subject to Asset Class Risk, Call Risk/Prepayment Risk, Credit/Default Risk, Derivatives Risk, Extension Risk, Income Risk, Interest Rate Risk, Liquidity Risk, Mortgage-Backed Securities Risk, Finance Services Sector Risk, and Sampling Risk.

The Claymore U.S. Capital Markets Micro-Term Fixed Income ETF is also subject to Asset Class Risk, Call Risk/Prepayment Risk, Credit/Default Risk, Derivatives Risk, Income Risk,Interest Rate Risk,Liquidity Risk,Sampling Risk,and Finance Services Sector Risk. The Fund is not a money market fund and thus does not seek to maintain a stable net asset value of $1.00 per share.

In addition to the risks described, there are certain other risks related to investing in the Funds. These risks are described further in the Prospectus and Statement of Additional Information.

                                               Annual Report | May 31, 2008 | 19

Claymore Exchange-Traded Fund Trust

Fund Summary & Performance | As of May 31, 2008 (unaudited)

LVL | Claymore/BBD High Income Index ETF

Fund Statistics
--------------------------------------------------------------------------------
Share Price                                                        $      19.38
Net Asset Value                                                    $      19.37
Premium/Discount to NAV                                                    0.05%
Net Assets ($000)                                                  $      5,810
--------------------------------------------------------------------------------

Total Returns
--------------------------------------------------------------------------------
(Inception 6/25/07)                                              Since Inception
--------------------------------------------------------------------------------
Claymore/BBD High Income Index ETF
   NAV                                                                   -16.98%
   Market                                                                -16.93%
--------------------------------------------------------------------------------
Benchmarks By Design High Income Index                                   -16.63%
--------------------------------------------------------------------------------

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown.The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit www.claymore.com.The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $24.98 per share for share price returns or initial net asset value (NAV) of $24.98 per share for NAV returns.Returns for periods of less than one year are not annualized.

The Fund's total annual operating expense ratio was estimated at 1.39%, per the prospectus,gross of any fee waivers or expense reimbursements.The Fund's expense ratio for its initial fiscal year is based on an assumed average asset level of $100 million.If assets are lower than $100 million,the expense ratio will be higher due to the inclusion of offering costs during the first twelve months of operations. If average assets of the Fund exceed $100 million during the Fund's first twelve months,the expense ratio may be lower.In the Financial Highlights section of this Annual Report, the Fund's annualized net operating expense ratio was determined to be 1.54% while the Fund's annualized gross operating expense ratio was determined to be 4.36%.There is a contractual fee waiver currently in place for this Fund through December 31, 2009 to the extent necessary in keeping the Fund's operating expense ratio from exceeding 0.60% of average net assets per year.Some expenses fall outside of this expense cap and actual expenses will be higher than 0.60%.Without this expense cap, actual returns would be lower.

Portfolio Breakdown                                              % of Net Assets
--------------------------------------------------------------------------------
Financials                                                                 55.1%
Energy                                                                      8.1%
Industrials                                                                 7.3%
Utilities                                                                   5.1%
Telecommunication Services                                                  4.2%
Health Care                                                                 3.0%
Materials                                                                   3.0%
Consumer Discretionary                                                      2.1%
Consumer Staples                                                            1.5%
Information Technology                                                      0.8%
--------------------------------------------------------------------------------
Common Stocks and Master Limited Partnerships                              90.2%
Closed End Funds                                                            9.9%
Short-Term Investments                                                      8.4%
--------------------------------------------------------------------------------
Total Investments                                                         108.5%
Liabilities in excess of Other Assets                                      -8.5%
--------------------------------------------------------------------------------
Net Assets                                                                100.0%
--------------------------------------------------------------------------------

                                                                  % of Long-Term
Top Ten Holdings                                                     Investments
--------------------------------------------------------------------------------
RAIT Financial Trust, REIT                                                  2.2%
iStar Financial, Inc., REIT                                                 1.9%
Anthracite Capital, Inc., REIT                                              1.6%
Resource Capital Corp., REIT                                                1.5%
Terra Nitrogen Co., LP                                                      1.5%
NorthStar Realty Finance Corp., REIT                                        1.4%
Paragon Shipping, Inc. - Class A (Marshall Islands)                         1.3%
JER Investors Trust, Inc., REIT                                             1.3%
Neuberger Berman Real Estate Securities Income Fund, Inc.                   1.2%
Diana Shipping, Inc. (Marshall Islands)                                     1.2%
--------------------------------------------------------------------------------

Portfolio breakdown is shown as a percentage of net assets. Holdings are shown as a percentage of long-term investments. Both are subject to change daily. For more current Fund information,please visit www.claymore.com.The above summaries are provided for informational purposes only, and should not be viewed as recommendations.

Distributions to Shareholders
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

 $ 0.14  $ 0.14  $ 0.14  $ 0.14  $ 0.18  $ 0.14  $ 0.14  $ 0.14  $ 0.14  $ 0.14
--------------------------------------------------------------------------------
  08/07  09/07   10/07   11/07    12/07   01/08   02/08   03/08   04/08   05/08

Performance of a $10,000 Investment
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                       Claymore/BBD
                    High Income Index ETF    S&P 500 Index
6/25/07                    $10,000              $10,000
                           $ 9,888              $ 9,968
                           $ 9,948              $10,060
                           $ 9,984              $10,056
                           $ 9,940              $10,040
                           $10,084              $10,148
                           $10,132              $10,186
                           $10,184              $10,190
                           $10,204              $10,226
                           $10,208              $10,236
                           $10,024              $10,091
                           $ 9,992              $10,149
                           $10,076              $10,343
                           $10,108              $10,375
                           $10,016              $10,355
                           $10,028              $10,354
                           $ 9,972              $10,334
                           $10,048              $10,380
                           $ 9,904              $10,254
                           $ 9,808              $10,304
                           $ 9,556              $10,100
                           $ 9,556              $10,147
                           $ 9,339              $ 9,910
                           $ 9,199              $ 9,753
                           $ 9,167              $ 9,853
                           $ 9,067              $ 9,729
                           $ 8,943              $ 9,800
                           $ 8,991              $ 9,845
                           $ 8,651              $ 9,584
                           $ 8,627              $ 9,815
                           $ 8,683              $ 9,876
                           $ 8,991              $10,019
                           $ 8,831              $ 9,723
                           $ 8,731              $ 9,727
                           $ 8,743              $ 9,724
                           $ 8,443              $ 9,548
                           $ 8,259              $ 9,418
                           $ 8,431              $ 9,449
                           $ 8,739              $ 9,681
                           $ 8,819              $ 9,679
                           $ 8,879              $ 9,689
                           $ 9,039              $ 9,803
                           $ 8,991              $ 9,793
                           $ 9,063              $ 9,907
                           $ 8,879              $ 9,823
                           $ 8,663              $ 9,593
                           $ 8,871              $ 9,805
                           $ 8,859              $ 9,765
                           $ 9,053              $ 9,875
                           $ 9,138              $ 9,978
                           $ 9,033              $ 9,868
                           $ 9,021              $ 9,912
                           $ 8,860              $ 9,744
                           $ 8,787              $ 9,732
                           $ 8,900              $ 9,865
                           $ 8,876              $ 9,868
                           $ 8,957              $ 9,952
                           $ 9,021              $ 9,954
                           $ 8,961              $ 9,903
                           $ 9,255              $10,192
                           $ 9,375              $10,254
                           $ 9,279              $10,188
                           $ 9,343              $10,235
                           $ 9,267              $10,181
                           $ 9,194              $10,178
                           $ 9,198              $10,235
                           $ 9,222              $10,275
                           $ 9,208              $10,244
                           $ 9,386              $10,380
                           $ 9,492              $10,378
                           $ 9,423              $10,332
                           $ 9,463              $10,354
                           $ 9,617              $10,456
                           $ 9,561              $10,423
                           $ 9,589              $10,507
                           $ 9,589              $10,490
                           $ 9,512              $10,436
                           $ 9,488              $10,486
                           $ 9,362              $10,398
                           $ 9,261              $10,330
                           $ 9,200              $10,349
                           $ 9,212              $10,342
                           $ 8,969              $10,077
                           $ 9,034              $10,115
                           $ 9,103              $10,204
                           $ 9,054              $10,180
                           $ 8,981              $10,170
                           $ 9,111              $10,310
                           $ 9,111              $10,350
                           $ 9,042              $10,283
                           $ 9,218              $10,407
                           $ 8,892              $10,134
                           $ 8,762              $10,143
                           $ 8,623              $10,094
                           $ 8,766              $10,215
                           $ 8,428              $ 9,921
                           $ 8,509              $ 9,915
                           $ 8,505              $ 9,774
                           $ 8,477              $ 9,676
                           $ 8,766              $ 9,961
                           $ 8,656              $ 9,893
                           $ 8,570              $ 9,763
                           $ 8,468              $ 9,814
                           $ 8,248              $ 9,643
                           $ 8,163              $ 9,687
                           $ 8,122              $ 9,533
                           $ 8,310              $ 9,695
                           $ 7,979              $ 9,470
                           $ 8,094              $ 9,612
                           $ 8,391              $ 9,889
                           $ 8,387              $ 9,895
                           $ 8,540              $ 9,972
                           $ 8,474              $ 9,913
                           $ 8,298              $ 9,849
                           $ 8,437              $10,003
                           $ 8,638              $10,155
                           $ 8,692              $10,137
                           $ 8,806              $10,213
                           $ 8,470              $ 9,955
                           $ 8,470              $10,017
                           $ 8,404              $10,030
                           $ 8,261              $ 9,892
                           $ 8,084              $ 9,744
                           $ 8,216              $ 9,805
                           $ 8,249              $ 9,792
                           $ 8,257              $ 9,843
                           $ 8,417              $10,008
                           $ 8,605              $10,089
                           $ 8,503              $10,097
                           $ 8,310              $ 9,956
                           $ 8,240              $ 9,971
                           $ 8,300              $ 9,903
                           $ 8,209              $ 9,762
                           $ 8,101              $ 9,762
                           $ 7,878              $ 9,522
                           $ 7,932              $ 9,553
                           $ 7,741              $ 9,381
                           $ 7,783              $ 9,509
                           $ 7,861              $ 9,585
                           $ 7,787              $ 9,455
                           $ 7,832              $ 9,558
                           $ 7,683              $ 9,320
                           $ 7,758              $ 9,269
                           $ 7,547              $ 8,999
                           $ 7,423              $ 8,945
                           $ 7,505              $ 8,846
                           $ 7,961              $ 9,036
                           $ 7,952              $ 9,127
                           $ 7,915              $ 8,982
                           $ 8,101              $ 9,140
                           $ 8,147              $ 9,197
                           $ 8,089              $ 9,154
                           $ 8,335              $ 9,309
                           $ 8,502              $ 9,423
                           $ 8,435              $ 9,324
                           $ 8,193              $ 9,027
                           $ 8,089              $ 8,961
                           $ 8,214              $ 9,034
                           $ 8,102              $ 8,997
                           $ 7,993              $ 9,050
                           $ 8,085              $ 9,116
                           $ 8,139              $ 9,244
                           $ 7,964              $ 9,120
                           $ 7,977              $ 9,128
                           $ 7,968              $ 9,121
                           $ 8,060              $ 9,197
                           $ 7,923              $ 9,082
                           $ 7,973              $ 9,155
                           $ 8,102              $ 9,281
                           $ 8,127              $ 9,345
                           $ 8,093              $ 9,339
                           $ 8,002              $ 9,257
                           $ 7,891              $ 9,006
                           $ 7,786              $ 9,011
                           $ 7,677              $ 8,980
                           $ 7,661              $ 9,032
                           $ 7,375              $ 8,834
                           $ 7,438              $ 8,760
                           $ 7,296              $ 8,625
                           $ 7,707              $ 8,946
                           $ 7,614              $ 8,868
                           $ 7,669              $ 8,914
                           $ 7,501              $ 8,728
                           $ 7,354              $ 8,652
                           $ 7,656              $ 9,019
                           $ 7,535              $ 8,800
                           $ 7,774              $ 9,010
                           $ 7,942              $ 9,149
                           $ 7,921              $ 9,170
                           $ 7,824              $ 9,090
                           $ 7,724              $ 8,988
                           $ 7,585              $ 8,916
                           $ 7,650              $ 8,967
                           $ 7,950              $ 9,289
                           $ 7,976              $ 9,273
                           $ 8,026              $ 9,285
                           $ 8,009              $ 9,293
                           $ 8,090              $ 9,307
                           $ 8,047              $ 9,263
                           $ 7,904              $ 9,189
                           $ 7,946              $ 9,230
                           $ 7,785              $ 9,043
                           $ 7,769              $ 9,012
                           $ 7,857              $ 9,054
                           $ 8,090              $ 9,260
                           $ 8,115              $ 9,266
                           $ 8,187              $ 9,435
                           $ 8,132              $ 9,420
                           $ 8,047              $ 9,337
                           $ 8,064              $ 9,365
                           $ 8,132              $ 9,425
                           $ 8,166              $ 9,486
                           $ 8,225              $ 9,477
                           $ 8,162              $ 9,440
                           $ 8,164              $ 9,404
                           $ 8,325              $ 9,567
                           $ 8,355              $ 9,598
                           $ 8,325              $ 9,555
                           $ 8,406              $ 9,629
                           $ 8,287              $ 9,458
                           $ 8,270              $ 9,493
                           $ 8,240              $ 9,432
                           $ 8,368              $ 9,536
                           $ 8,325              $ 9,534
                           $ 8,330              $ 9,574
                           $ 8,423              $ 9,677
                           $ 8,415              $ 9,690
                           $ 8,427              $ 9,699
                           $ 8,376              $ 9,609
                           $ 8,270              $ 9,455
                           $ 8,253              $ 9,482
                           $ 8,113              $ 9,357
                           $ 8,181              $ 9,421
                           $ 8,202              $ 9,460
                           $ 8,253              $ 9,511
5/31/08                    $ 8,302              $ 9,526

This graph compares a hypothetical $10,000 investment in the Fund, made at its inception, with a similar investment in the Standard and Poor's 500 Index.Results include the reinvestment of all dividends and capital gains. Past performance is no guarantee of future results.The S&P 500 Index is a capitalization-weighted index of 500 stocks.The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. It is not possible to invest directly in the S&P 500 Index. Investment return and principal value will fluctuate with changes in market conditions and other factors and Fund shares, when redeemed, may be worth more or less than their original investment.

Index data source: Bloomberg

20 | Annual Report | May 31, 2008

Claymore Exchange-Traded Fund Trust | Fund Summary & Performance (unaudited) continued

MZN | Claymore/Morningstar Information Super Sector Index ETF

Fund Statistics
--------------------------------------------------------------------------------
Share Price                                                        $      24.13
Net Asset Value                                                    $      24.73
Premium/Discount to NAV                                                   -2.43%
Net Assets ($000)                                                  $      3,710
--------------------------------------------------------------------------------

Total Returns
--------------------------------------------------------------------------------
(Inception 8/22/07)                                             Since Inception
--------------------------------------------------------------------------------
Claymore/Morningstar Information Super Sector Index ETF
   NAV                                                                    -1.31%
   Market                                                                 -3.71%
--------------------------------------------------------------------------------
Morningstar Information Super Sector Index                                -0.19%
--------------------------------------------------------------------------------

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown.The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit www.claymore.com.The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $25.09 per share for share price returns or initial net asset value (NAV) of $25.09 per share for NAV returns.Returns for periods of less than one year are not annualized.

The Fund's total annual operating expense ratio was estimated at 0.89%, per the prospectus,gross of any fee waivers or expense reimbursements.The Fund's expense ratio for its initial fiscal year is based on an assumed average asset level of $100 million.If assets are lower than $100 million,the expense ratio will be higher due to the inclusion of offering costs during the first twelve months of operations. If average assets of the Fund exceed $100 million during the Fund's first twelve months,the expense ratio may be lower.In the Financial Highlights section of this Annual Report, the Fund's annualized net operating expense ratio was determined to be 1.46% while the Fund's annualized gross operating expense ratio was determined to be 6.82%.There is a contractual fee waiver currently in place for this Fund through December 31, 2009 to the extent necessary in keeping the Fund's operating expense ratio from exceeding 0.40% of average net assets per year.Some expenses fall outside of this expense cap and actual expenses may be higher than 0.40%. Without this expense cap, actual returns would be lower.

Portfolio Breakdown                                              % of Net Assets
--------------------------------------------------------------------------------
Information Technology                                                     69.2%
Telecommunication Services                                                 15.9%
Consumer Discretionary                                                     13.0%
Industrials                                                                 1.1%
Health Care                                                                 0.2%
Financials                                                                  0.1%
Energy                                                                      0.0%
--------------------------------------------------------------------------------
Common Stocks                                                              99.5%
Tracking Stocks                                                             0.5%
--------------------------------------------------------------------------------
Total Long-Term Investments                                               100.0%
Liabilities in excess of Other Assets                                       0.0%
--------------------------------------------------------------------------------
Net Assets                                                                100.0%
--------------------------------------------------------------------------------

                                                                  % of Long-Term
Top Ten Holdings                                                     Investments
--------------------------------------------------------------------------------
AT&T, Inc.                                                                  8.0%
Microsoft Corp.                                                             7.8%
International Business Machines Corp.                                       5.9%
Apple, Inc.                                                                 5.5%
Cisco Systems, Inc.                                                         5.3%
Intel Corp.                                                                 4.5%
Hewlett-Packard Co.                                                         4.0%
Verizon Communications, Inc.                                                3.7%
Oracle Corp.                                                                3.0%
Qualcomm, Inc.                                                              2.6%
--------------------------------------------------------------------------------

Portfolio breakdown is shown as a percentage of net assets. Holdings are shown as a percentage of long-term investments. Both are subject to change daily. For more current Fund information,please visit www.claymore.com.The above summaries are provided for informational purposes only, and should not be viewed as recommendations.

Performance of a $10,000 Investment
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

            Claymore/Morningstar Information
                   Super Sector ETF              S&P 500 Index
8/22/07                $ 10,000                    $ 10,000
                       $ 10,148                    $ 10,107
                       $ 10,291                    $ 10,225
                       $ 10,239                    $ 10,138
                       $  9,992                    $  9,900
                       $ 10,267                    $ 10,120
                       $ 10,271                    $ 10,078
                       $ 10,387                    $ 10,191
                       $ 10,534                    $ 10,298
                       $ 10,419                    $ 10,185
                       $ 10,455                    $ 10,230
                       $ 10,243                    $ 10,057
                       $ 10,239                    $ 10,044
                       $ 10,379                    $ 10,181
                       $ 10,319                    $ 10,184
                       $ 10,347                    $ 10,271
                       $ 10,311                    $ 10,273
                       $ 10,255                    $ 10,220
                       $ 10,482                    $ 10,519
                       $ 10,522                    $ 10,583
                       $ 10,510                    $ 10,515
                       $ 10,586                    $ 10,563
                       $ 10,566                    $ 10,508
                       $ 10,654                    $ 10,504
                       $ 10,698                    $ 10,563
                       $ 10,726                    $ 10,605
                       $ 10,706                    $ 10,573
                       $ 10,829                    $ 10,713
                       $ 10,829                    $ 10,710
                       $ 10,734                    $ 10,664
                       $ 10,749                    $ 10,686
                       $ 10,873                    $ 10,792
                       $ 10,901                    $ 10,757
                       $ 10,953                    $ 10,844
                       $ 10,961                    $ 10,827
                       $ 10,837                    $ 10,771
                       $ 10,941                    $ 10,823
                       $ 10,865                    $ 10,732
                       $ 10,829                    $ 10,661
                       $ 10,933                    $ 10,681
                       $ 10,941                    $ 10,673
                       $ 10,666                    $ 10,400
                       $ 10,753                    $ 10,440
                       $ 10,873                    $ 10,532
                       $ 10,769                    $ 10,506
                       $ 10,666                    $ 10,496
                       $ 10,869                    $ 10,641
                       $ 10,917                    $ 10,682
                       $ 10,901                    $ 10,613
                       $ 11,056                    $ 10,741
                       $ 10,837                    $ 10,460
                       $ 10,893                    $ 10,468
                       $ 10,829                    $ 10,417
                       $ 10,925                    $ 10,543
                       $ 10,634                    $ 10,239
                       $ 10,387                    $ 10,233
                       $ 10,112                    $ 10,088
                       $  9,964                    $  9,987
                       $ 10,315                    $ 10,281
                       $ 10,176                    $ 10,211
                       $ 10,128                    $ 10,076
                       $ 10,239                    $ 10,129
                       $ 10,048                    $  9,953
                       $ 10,052                    $  9,998
                       $  9,893                    $  9,839
                       $ 10,004                    $ 10,006
                       $  9,765                    $  9,774
                       $  9,896                    $  9,920
                       $ 10,188                    $ 10,207
                       $ 10,231                    $ 10,212
                       $ 10,195                    $ 10,292
                       $ 10,128                    $ 10,231
                       $ 10,076                    $ 10,165
                       $ 10,259                    $ 10,324
                       $ 10,383                    $ 10,481
                       $ 10,379                    $ 10,462
                       $ 10,415                    $ 10,541
                       $ 10,247                    $ 10,275
                       $ 10,367                    $ 10,338
                       $ 10,383                    $ 10,351
                       $ 10,271                    $ 10,210
                       $ 10,068                    $ 10,056
                       $ 10,132                    $ 10,120
                       $ 10,124                    $ 10,106
                       $ 10,267                    $ 10,158
                       $ 10,435                    $ 10,329
                       $ 10,514                    $ 10,413
                       $ 10,534                    $ 10,421
                       $ 10,371                    $ 10,276
                       $ 10,375                    $ 10,291
                       $ 10,276                    $ 10,220
                       $ 10,073                    $ 10,075
                       $ 10,045                    $ 10,075
                       $  9,669                    $  9,827
                       $  9,626                    $  9,859
                       $  9,346                    $  9,682
                       $  9,474                    $  9,814
                       $  9,546                    $  9,892
                       $  9,346                    $  9,758
                       $  9,550                    $  9,865
                       $  9,338                    $  9,619
                       $  9,227                    $  9,566
                       $  9,043                    $  9,288
                       $  8,979                    $  9,232
                       $  8,760                    $  9,130
                       $  8,815                    $  9,326
                       $  9,023                    $  9,420
                       $  8,875                    $  9,270
                       $  8,979                    $  9,433
                       $  9,043                    $  9,492
                       $  9,015                    $  9,447
                       $  9,139                    $  9,607
                       $  9,270                    $  9,725
                       $  9,163                    $  9,623
                       $  8,855                    $  9,316
                       $  8,752                    $  9,249
                       $  8,752                    $  9,324
                       $  8,807                    $  9,285
                       $  8,895                    $  9,340
                       $  8,927                    $  9,409
                       $  9,155                    $  9,540
                       $  8,991                    $  9,412
                       $  8,967                    $  9,421
                       $  8,847                    $  9,413
                       $  8,915                    $  9,492
                       $  8,827                    $  9,373
                       $  8,879                    $  9,448
                       $  8,979                    $  9,579
                       $  9,083                    $  9,645
                       $  9,111                    $  9,639
                       $  9,043                    $  9,554
                       $  8,799                    $  9,295
                       $  8,776                    $  9,300
                       $  8,788                    $  9,268
                       $  8,859                    $  9,322
                       $  8,700                    $  9,118
                       $  8,684                    $  9,041
                       $  8,576                    $  8,902
                       $  8,847                    $  9,233
                       $  8,792                    $  9,152
                       $  8,811                    $  9,199
                       $  8,620                    $  9,008
                       $  8,596                    $  8,929
                       $  8,927                    $  9,308
                       $  8,688                    $  9,082
                       $  8,839                    $  9,300
                       $  9,083                    $  9,442
                       $  9,111                    $  9,464
                       $  8,995                    $  9,381
                       $  8,823                    $  9,276
                       $  8,768                    $  9,202
                       $  8,847                    $  9,255
                       $  9,135                    $  9,587
                       $  9,103                    $  9,571
                       $  9,143                    $  9,583
                       $  9,119                    $  9,591
                       $  9,119                    $  9,606
                       $  9,059                    $  9,560
                       $  8,991                    $  9,484
                       $  9,091                    $  9,526
                       $  8,851                    $  9,333
                       $  8,807                    $  9,302
                       $  8,811                    $  9,344
                       $  9,043                    $  9,558
                       $  9,067                    $  9,564
                       $  9,250                    $  9,737
                       $  9,314                    $  9,722
                       $  9,191                    $  9,637
                       $  9,330                    $  9,665
                       $  9,430                    $  9,727
                       $  9,362                    $  9,791
                       $  9,334                    $  9,781
                       $  9,398                    $  9,743
                       $  9,318                    $  9,706
                       $  9,614                    $  9,874
                       $  9,626                    $  9,906
                       $  9,558                    $  9,862
                       $  9,650                    $  9,938
                       $  9,534                    $  9,762
                       $  9,590                    $  9,798
                       $  9,554                    $  9,734
                       $  9,665                    $  9,842
                       $  9,693                    $  9,840
                       $  9,761                    $  9,881
                       $  9,929                    $  9,988
                       $  9,933                    $ 10,001
                       $  9,897                    $ 10,010
                       $  9,737                    $  9,917
                       $  9,590                    $  9,758
                       $  9,650                    $  9,786
                       $  9,574                    $  9,657
                       $  9,713                    $  9,723
                       $  9,753                    $  9,763
                       $  9,821                    $  9,817
5/31/08                $  9,869                    $  9,831

This graph compares a hypothetical $10,000 investment in the Fund, made at its inception, with a similar investment in the Standard and Poor's 500 Index.Results include the reinvestment of all dividends and capital gains. Past performance is no guarantee of future results.The S&P 500 Index is a capitalization-weighted index of 500 stocks.The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.It is not possible to invest directly in the S&P 500 Index.Investment return and principal value will fluctuate with changes in market conditions and other factors and Fund shares, when redeemed, may be worth more or less than their original investment.

Index data source: Bloomberg

                                               Annual Report | May 31, 2008 | 21

Claymore Exchange-Traded Fund Trust | Fund Summary & Performance (unaudited) continued

MZG | Claymore/Morningstar Manufacturing Super Sector Index ETF

Fund Statistics
--------------------------------------------------------------------------------
Share Price                                                        $      27.21
Net Asset Value                                                    $      27.47
Premium/Discount to NAV                                                   -0.95%
Net Assets ($000)                                                  $      4,121
--------------------------------------------------------------------------------

Total Returns
--------------------------------------------------------------------------------
(Inception 8/22/07)                                              Since Inception
--------------------------------------------------------------------------------
Claymore/Morningstar Manufacturing Super Sector Index ETF
   NAV                                                                   11.05%
   Market                                                                10.00%
--------------------------------------------------------------------------------
Morningstar Manufacturing Super Sector Index                             12.32%
--------------------------------------------------------------------------------

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown.The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit www.claymore.com.The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the ETF at the initial share price of $24.90 per share for share price returns or initial net asset value (NAV) of $24.90 per share for NAV returns.Returns for periods of less than one year are not annualized.

The Fund's total annual operating expense ratio was estimated at 0.89%, per the prospectus,gross of any fee waivers or expense reimbursements.The Fund's expense ratio for its initial fiscal year is based on an assumed average asset level of $100 million.If assets are lower than $100 million,the expense ratio will be higher due to the inclusion of offering costs during the first twelve months of operations. If average assets of the Fund exceed $100 million during the Fund's first twelve months,the expense ratio may be lower.In the Financial Highlights section of this Annual Report, the Fund's annualized net operating expense ratio was determined to be 1.39% while the Fund's annualized gross operating expense ratio was determined to be 6.31%.There is a contractual fee waiver currently in place for this Fund through December 31, 2009 to the extent necessary in keeping the Fund's operating expense ratio from exceeding 0.40% of average net assets per year.Some expenses fall outside of this expense cap and actual expenses will be higher than 0.40%.Without this expense cap, actual returns would be lower.

Portfolio Breakdown                                              % of Net Assets
--------------------------------------------------------------------------------
Energy                                                                     35.1%
Industrials                                                                21.9%
Consumer Staples                                                           16.1%
Materials                                                                  10.8%
Utilities                                                                  10.3%
Consumer Discretionary                                                      4.3%
Information Technology                                                      0.6%
Financials                                                                  0.4%
Health Care                                                                 0.1%
--------------------------------------------------------------------------------
Total Common Stock                                                         99.6%
Exchange Traded Funds                                                       0.3%
--------------------------------------------------------------------------------
Total Investments                                                          99.9%
Other Assets in excess of Liabilities                                       0.1%
--------------------------------------------------------------------------------
Net Assets                                                                100.0%
--------------------------------------------------------------------------------

                                                                  % of Long-Term
Top Ten Holdings                                                     Investments
--------------------------------------------------------------------------------
Exxon Mobil Corp.                                                           8.4%
General Electric Co.                                                        5.4%
Chevron Corp.                                                               3.6%
Procter & Gamble Co.                                                        3.6%
ConocoPhillips                                                              2.4%
Coca-Cola Co. (The)                                                         2.2%
Schlumberger Ltd. (Netherlands Antilles)                                    2.1%
PepsiCo., Inc.                                                              2.0%
Occidental Petroleum Corp.                                                  1.3%
Monsanto Co.                                                                1.2%
--------------------------------------------------------------------------------

Portfolio breakdown is as a percentage of net assets. Holdings are as a percentage of long-term investments.Both are subject to change daily.For more current Fund information, please visit www.claymore.com. The above summaries are provided for informational purposes only, and should not be viewed as recommendations.

Performance of a $10,000 Investment
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

          Claymore/Morningstar Manufacturing
                Super Sector Index ETF              S&P 500 Index
8/22/07                $ 10,066                        $ 10,000
                       $ 10,204                        $  9,989
                       $ 10,353                        $ 10,106
                       $ 10,260                        $ 10,020
                       $ 10,022                        $  9,785
                       $ 10,260                        $ 10,002
                       $ 10,228                        $  9,961
                       $ 10,337                        $ 10,073
                       $ 10,337                        $ 10,073
                       $ 10,462                        $ 10,178
                       $ 10,386                        $ 10,066
                       $ 10,467                        $ 10,111
                       $ 10,293                        $  9,940
                       $ 10,260                        $  9,927
                       $ 10,402                        $ 10,063
                       $ 10,446                        $ 10,066
                       $ 10,515                        $ 10,151
                       $ 10,547                        $ 10,153
                       $ 10,511                        $ 10,102
                       $ 10,810                        $ 10,397
                       $ 10,899                        $ 10,460
                       $ 10,867                        $ 10,392
                       $ 10,915                        $ 10,440
                       $ 10,859                        $ 10,385
                       $ 10,838                        $ 10,382
                       $ 10,911                        $ 10,440
                       $ 10,972                        $ 10,481
                       $ 10,935                        $ 10,450
                       $ 11,081                        $ 10,589
                       $ 11,032                        $ 10,586
                       $ 10,948                        $ 10,540
                       $ 10,984                        $ 10,562
                       $ 11,061                        $ 10,666
                       $ 11,004                        $ 10,632
                       $ 11,142                        $ 10,718
                       $ 11,146                        $ 10,701
                       $ 11,105                        $ 10,646
                       $ 11,162                        $ 10,697
                       $ 11,130                        $ 10,607
                       $ 11,101                        $ 10,537
                       $ 11,089                        $ 10,557
                       $ 11,125                        $ 10,549
                       $ 10,794                        $ 10,279
                       $ 10,790                        $ 10,318
                       $ 10,879                        $ 10,409
                       $ 10,927                        $ 10,384
                       $ 10,964                        $ 10,374
                       $ 11,069                        $ 10,517
                       $ 11,138                        $ 10,557
                       $ 10,980                        $ 10,489
                       $ 11,150                        $ 10,616
                       $ 10,883                        $ 10,338
                       $ 10,956                        $ 10,347
                       $ 10,927                        $ 10,296
                       $ 11,101                        $ 10,420
                       $ 10,822                        $ 10,120
                       $ 10,931                        $ 10,114
                       $ 10,754                        $  9,970
                       $ 10,519                        $  9,871
                       $ 10,733                        $ 10,161
                       $ 10,709                        $ 10,092
                       $ 10,555                        $  9,959
                       $ 10,636                        $ 10,011
                       $ 10,491                        $  9,837
                       $ 10,632                        $  9,881
                       $ 10,483                        $  9,725
                       $ 10,483                        $  9,725
                       $ 10,628                        $  9,890
                       $ 10,446                        $  9,660
                       $ 10,527                        $  9,805
                       $ 10,766                        $ 10,088
                       $ 10,790                        $ 10,094
                       $ 10,847                        $ 10,172
                       $ 10,818                        $ 10,112
                       $ 10,762                        $ 10,046
                       $ 10,915                        $ 10,204
                       $ 11,097                        $ 10,359
                       $ 11,101                        $ 10,340
                       $ 11,174                        $ 10,418
                       $ 10,911                        $ 10,155
                       $ 11,045                        $ 10,218
                       $ 11,101                        $ 10,231
                       $ 10,944                        $ 10,091
                       $ 10,745                        $  9,939
                       $ 10,834                        $ 10,002
                       $ 10,842                        $  9,989
                       $ 10,935                        $ 10,040
                       $ 11,125                        $ 10,209
                       $ 11,194                        $ 10,292
                       $ 11,194                        $ 10,292
                       $ 11,162                        $ 10,300
                       $ 11,028                        $ 10,156
                       $ 11,081                        $ 10,171
                       $ 10,976                        $ 10,101
                       $ 10,899                        $ 10,101
                       $ 10,899                        $  9,958
                       $ 10,944                        $  9,958
                       $ 10,717                        $  9,713
                       $ 10,705                        $  9,745
                       $ 10,572                        $  9,569
                       $ 10,681                        $  9,700
                       $ 10,705                        $  9,777
                       $ 10,531                        $  9,645
                       $ 10,657                        $  9,750
                       $ 10,382                        $  9,507
                       $ 10,200                        $  9,455
                       $  9,848                        $  9,180
                       $  9,852                        $  9,125
                       $  9,852                        $  9,125
                       $  9,678                        $  9,024
                       $  9,816                        $  9,217
                       $  9,937                        $  9,310
                       $  9,848                        $  9,163
                       $ 10,014                        $  9,324
                       $ 10,054                        $  9,381
                       $ 10,022                        $  9,337
                       $ 10,147                        $  9,495
                       $ 10,289                        $  9,612
                       $ 10,256                        $  9,511
                       $  9,933                        $  9,208
                       $  9,856                        $  9,141
                       $  9,937                        $  9,216
                       $  9,961                        $  9,177
                       $ 10,107                        $  9,232
                       $ 10,167                        $  9,299
                       $ 10,317                        $  9,429
                       $ 10,232                        $  9,303
                       $ 10,220                        $  9,311
                       $ 10,220                        $  9,311
                       $ 10,325                        $  9,304
                       $ 10,410                        $  9,382
                       $ 10,256                        $  9,264
                       $ 10,325                        $  9,338
                       $ 10,519                        $  9,468
                       $ 10,596                        $  9,533
                       $ 10,547                        $  9,527
                       $ 10,559                        $  9,443
                       $ 10,277                        $  9,187
                       $ 10,353                        $  9,192
                       $ 10,272                        $  9,161
                       $ 10,398                        $  9,213
                       $ 10,204                        $  9,012
                       $ 10,038                        $  8,936
                       $  9,884                        $  8,798
                       $ 10,252                        $  9,125
                       $ 10,188                        $  9,046
                       $ 10,285                        $  9,092
                       $ 10,131                        $  8,904
                       $  9,985                        $  8,825
                       $ 10,325                        $  9,200
                       $  9,973                        $  8,976
                       $ 10,070                        $  9,191
                       $ 10,070                        $  9,191
                       $ 10,212                        $  9,332
                       $ 10,293                        $  9,354
                       $ 10,345                        $  9,272
                       $ 10,277                        $  9,168
                       $ 10,236                        $  9,095
                       $ 10,289                        $  9,147
                       $ 10,535                        $  9,476
                       $ 10,576                        $  9,459
                       $ 10,592                        $  9,472
                       $ 10,673                        $  9,479
                       $ 10,673                        $  9,494
                       $ 10,693                        $  9,449
                       $ 10,657                        $  9,373
                       $ 10,693                        $  9,416
                       $ 10,462                        $  9,224
                       $ 10,527                        $  9,193
                       $ 10,592                        $  9,236
                       $ 10,847                        $  9,446
                       $ 10,806                        $  9,452
                       $ 10,980                        $  9,624
                       $ 11,008                        $  9,609
                       $ 10,931                        $  9,525
                       $ 10,903                        $  9,552
                       $ 10,810                        $  9,614
                       $ 10,919                        $  9,677
                       $ 10,903                        $  9,667
                       $ 10,762                        $  9,630
                       $ 10,794                        $  9,593
                       $ 10,774                        $  9,759
                       $ 10,859                        $  9,791
                       $ 10,891                        $  9,747
                       $ 11,008                        $  9,822
                       $ 10,859                        $  9,648
                       $ 10,980                        $  9,684
                       $ 10,915                        $  9,621
                       $ 10,988                        $  9,727
                       $ 11,065                        $  9,726
                       $ 11,049                        $  9,766
                       $ 11,166                        $  9,872
                       $ 11,283                        $  9,884
                       $ 11,336                        $  9,893
                       $ 11,332                        $  9,802
                       $ 11,174                        $  9,645
                       $ 11,150                        $  9,672
                       $ 10,992                        $  9,544
                       $ 10,992                        $  9,544
                       $ 10,992                        $  9,610
                       $ 11,101                        $  9,650
                       $ 11,041                        $  9,702
5/31/08                $ 11,105                        $  9,717

This graph compares a hypothetical $10,000 investment in the fund, made at its inception, with a similar investment in the Standard and Poor's 500 Index.Results include the reinvestment of all dividends and capital gains. Past performance is no guarantee of future results.The S&P 500 Index is a capitalization-weighted index of 500 stocks.The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.It is not possible to invest directly in the S&P 500 Index.Investment return and principal value will fluctuate with changes in market conditions and other factors and fund shares, when redeemed, may be worth more or less than their original investment.

Index data source: Bloomberg

22 | Annual Report | May 31, 2008

Claymore Exchange-Traded Fund Trust | Fund Summary & Performance (unaudited) continued

MZO | Claymore/Morningstar Services Super Sector Index ETF

Fund Statistics
--------------------------------------------------------------------------------
Share Price                                                             $ 21.97
Net Asset Value                                                         $ 21.94
Premium/Discount to NAV                                                    0.14%
Net Assets ($000)                                                       $ 3,292
--------------------------------------------------------------------------------

Total Returns
--------------------------------------------------------------------------------
(Inception 8/22/07)                                             Since Inception
--------------------------------------------------------------------------------
Claymore/Morningstar Services Super Sector Index ETF
   NAV                                                                  -12.16%
   Market                                                               -12.04%
--------------------------------------------------------------------------------
Morningstar Services Super Sector Index                                 -11.17%
--------------------------------------------------------------------------------

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit www.claymore.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $25.12 per share for share price returns or initial net asset value (NAV) of $25.12 per share for NAV returns. Returns for periods of less than one year are not annualized.

The Fund's total annual operating expense ratio was estimated at 0.89%, per the prospectus,gross of any fee waivers or expense reimbursements. The Fund's expense ratio for its initial fiscal year is based on an assumed average asset level of $100 million. If assets are lower than $100 million,the expense ratio will be higher due to the inclusion of offering costs during the first twelve months of operations. If average assets of the Fund exceed $100 million during the Fund's first twelve months,the expense ratio may be lower. In the Financial Highlights section of this Annual Report, the Fund's annualized net operating expense ratio was determined to be 1.51% while the Fund's annualized gross operating expense ratio was determined to be 7.08%. There is a contractual fee waiver currently in place for this Fund through December 31, 2009 to the extent necessary in keeping the Fund's operating expense ratio from exceeding 0.40% of average net assets per year. Some expenses fall outside of this expense cap and actual expenses may be higher than 0.40%. Without this expense cap, actual returns would be lower.

Portfolio Breakdown                                             % of Net Assets
--------------------------------------------------------------------------------
Financials                                                                38.9%
Health Care                                                               28.2%
Consumer Discretionary                                                    11.9%
Industrials                                                                8.5%
Information Technology                                                     5.9%
Consumer Staples                                                           5.9%
Exchange-Traded Funds                                                      0.3%
Energy                                                                     0.2%
Telecommunications                                                         0.0%*
--------------------------------------------------------------------------------
Total Investments                                                         99.8%
Other Assets in Excess of Liabilities                                      0.2%
--------------------------------------------------------------------------------
Net Assets                                                               100.0%
--------------------------------------------------------------------------------
*Less than 0.1%

                                                                 % of Long-Term
Top Ten Holdings                                                    Investments
--------------------------------------------------------------------------------
Johnson & Johnson                                                          3.2%
Bank of America Corp.                                                      2.6%
JPMorgan Chase & Co.                                                       2.5%
Wal-Mart Stores, Inc.                                                      2.4%
Google, Inc. - Class A                                                     2.3%
Pfizer, Inc.                                                               2.2%
Citigroup, Inc.                                                            1.9%
Wells Fargo & Co.                                                          1.5%
Abbott Laboratories                                                        1.5%
Merck & Co., Inc.                                                          1.4%
--------------------------------------------------------------------------------

Portfolio breakdown is shown as a percentage of net assets. Holdings are shown as a percentage of long-term investments. Both are subject to change daily. For more current Fund information,please visit www.claymore.com.The above summaries are provided for informational purposes only, and should not be viewed as recommendations.

Performance of a $10,000 Investment
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

        Claymore/Morningstar
        Services Super Sector
              Index ETF                   S&P 500 Index
8/22/07        $ 10,000                    $ 10,011
               $ 10,060                    $ 10,000
               $ 10,143                    $ 10,116
               $ 10,036                    $ 10,030
               $  9,801                    $  9,795
               $  9,984                    $ 10,013
               $  9,920                    $  9,971
               $ 10,048                    $ 10,084
               $ 10,127                    $ 10,189
               $  9,996                    $ 10,077
               $ 10,008                    $ 10,121
               $  9,853                    $  9,950
               $  9,825                    $  9,938
               $  9,956                    $ 10,073
               $  9,948                    $ 10,077
               $ 10,056                    $ 10,162
               $ 10,064                    $ 10,164
               $  9,988                    $ 10,112
               $ 10,323                    $ 10,408
               $ 10,382                    $ 10,471
               $ 10,263                    $ 10,403
               $ 10,287                    $ 10,451
               $ 10,219                    $ 10,396
               $ 10,183                    $ 10,393
               $ 10,247                    $ 10,451
               $ 10,299                    $ 10,492
               $ 10,255                    $ 10,461
               $ 10,410                    $ 10,600
               $ 10,462                    $ 10,597
               $ 10,462                    $ 10,551
               $ 10,474                    $ 10,573
               $ 10,613                    $ 10,677
               $ 10,565                    $ 10,643
               $ 10,629                    $ 10,729
               $ 10,593                    $ 10,712
               $ 10,541                    $ 10,657
               $ 10,565                    $ 10,708
               $ 10,418                    $ 10,618
               $ 10,291                    $ 10,549
               $ 10,295                    $ 10,568
               $ 10,251                    $ 10,560
               $ 10,024                    $ 10,290
               $ 10,092                    $ 10,329
               $ 10,175                    $ 10,420
               $ 10,123                    $ 10,395
               $ 10,100                    $ 10,385
               $ 10,243                    $ 10,528
               $ 10,259                    $ 10,569
               $ 10,235                    $ 10,500
               $ 10,326                    $ 10,627
               $ 10,008                    $ 10,349
               $  9,940                    $ 10,358
               $  9,857                    $ 10,307
               $  9,964                    $ 10,431
               $  9,650                    $ 10,130
               $  9,682                    $ 10,125
               $  9,614                    $  9,981
               $  9,614                    $  9,881
               $  9,928                    $ 10,172
               $  9,857                    $ 10,103
               $  9,709                    $  9,970
               $  9,693                    $ 10,022
               $  9,486                    $  9,847
               $  9,455                    $  9,892
               $  9,303                    $  9,735
               $  9,498                    $  9,900
               $  9,256                    $  9,670
               $  9,439                    $  9,815
               $  9,761                    $ 10,099
               $  9,729                    $ 10,104
               $  9,869                    $ 10,183
               $  9,789                    $ 10,123
               $  9,705                    $ 10,057
               $  9,853                    $ 10,215
               $ 10,024                    $ 10,370
               $  9,992                    $ 10,351
               $ 10,100                    $ 10,429
               $  9,769                    $ 10,166
               $  9,737                    $ 10,229
               $  9,705                    $ 10,242
               $  9,554                    $ 10,101
               $  9,447                    $  9,950
               $  9,498                    $ 10,012
               $  9,475                    $  9,999
               $  9,482                    $ 10,051
               $  9,634                    $ 10,220
               $  9,737                    $ 10,303
               $  9,654                    $ 10,311
               $  9,490                    $ 10,167
               $  9,471                    $ 10,182
               $  9,455                    $ 10,112
               $  9,344                    $  9,968
               $  9,288                    $  9,968
               $  9,064                    $  9,723
               $  9,140                    $  9,755
               $  8,964                    $  9,579
               $  9,084                    $  9,710
               $  9,212                    $  9,788
               $  9,132                    $  9,655
               $  9,168                    $  9,760
               $  8,944                    $  9,517
               $  9,020                    $  9,465
               $  8,768                    $  9,190
               $  8,668                    $  9,134
               $  8,696                    $  9,033
               $  9,004                    $  9,227
               $  9,024                    $  9,320
               $  8,856                    $  9,172
               $  9,052                    $  9,333
               $  9,124                    $  9,391
               $  9,036                    $  9,347
               $  9,260                    $  9,506
               $  9,392                    $  9,622
               $  9,248                    $  9,521
               $  8,968                    $  9,218
               $  8,904                    $  9,151
               $  9,012                    $  9,225
               $  8,896                    $  9,187
               $  8,864                    $  9,241
               $  8,944                    $  9,309
               $  9,024                    $  9,439
               $  8,868                    $  9,313
               $  8,892                    $  9,321
               $  8,852                    $  9,314
               $  8,936                    $  9,392
               $  8,820                    $  9,274
               $  8,896                    $  9,348
               $  9,008                    $  9,477
               $  9,052                    $  9,543
               $  9,048                    $  9,537
               $  8,872                    $  9,452
               $  8,636                    $  9,197
               $  8,591                    $  9,202
               $  8,571                    $  9,170
               $  8,559                    $  9,223
               $  8,311                    $  9,021
               $  8,275                    $  8,945
               $  8,107                    $  8,808
               $  8,423                    $  9,135
               $  8,327                    $  9,055
               $  8,379                    $  9,102
               $  8,163                    $  8,913
               $  8,059                    $  8,835
               $  8,475                    $  9,209
               $  8,355                    $  8,986
               $  8,672                    $  9,201
               $  8,800                    $  9,201
               $  8,796                    $  9,364
               $  8,640                    $  9,282
               $  8,531                    $  9,178
               $  8,415                    $  9,105
               $  8,459                    $  9,157
               $  8,860                    $  9,486
               $  8,820                    $  9,469
               $  8,832                    $  9,482
               $  8,804                    $  9,489
               $  8,836                    $  9,504
               $  8,760                    $  9,459
               $  8,628                    $  9,383
               $  8,676                    $  9,426
               $  8,527                    $  9,234
               $  8,435                    $  9,203
               $  8,479                    $  9,245
               $  8,668                    $  9,456
               $  8,680                    $  9,462
               $  8,836                    $  9,634
               $  8,752                    $  9,619
               $  8,664                    $  9,535
               $  8,680                    $  9,563
               $  8,844                    $  9,624
               $  8,944                    $  9,687
               $  8,960                    $  9,677
               $  8,932                    $  9,640
               $  8,872                    $  9,603
               $  9,116                    $  9,769
               $  9,100                    $  9,801
               $  9,028                    $  9,757
               $  9,064                    $  9,832
               $  8,860                    $  9,658
               $  8,832                    $  9,694
               $  8,780                    $  9,631
               $  8,912                    $  9,738
               $  8,860                    $  9,736
               $  8,920                    $  9,777
               $  8,992                    $  9,882
               $  8,936                    $  9,895
               $  8,912                    $  9,904
               $  8,808                    $  9,812
               $  8,648                    $  9,655
               $  8,704                    $  9,682
               $  8,579                    $  9,554
               $  8,668                    $  9,620
               $  8,676                    $  9,660
               $  8,804                    $  9,713
5/31/08        $  8,784                    $  9,727

This graph compares a hypothetical $10,000 investment in the fund,made at its inception, with a similar investment in the Standard and Poor's 500 Index. Results include the reinvestment of all dividends and capital gains. Past performance is no guarantee of future results. The S&P 500 Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. It is not possible to invest directly in the S&P 500 Index. Investment return and principal value will fluctuate with changes in market conditions and other factors and fund shares, when redeemed, may be worth more or less than their original investment.

Index data source: Bloomberg

                                               Annual Report | May 31, 2008 | 23

Claymore Exchange-Traded Fund Trust | Fund Summary & Performance (unaudited) continued

UEM | Claymore U.S.-1 - The Capital Markets Index ETF

Fund Statistics
--------------------------------------------------------------------------------
Share Price                                                            $  51.09
Net Asset Value                                                        $  51.17
Premium/Discount to NAV                                                   -0.16%
Net Assets ($000)                                                      $ 10,235
--------------------------------------------------------------------------------

Total Returns
--------------------------------------------------------------------------------
(Inception 2/12/08)                                             Since Inception
--------------------------------------------------------------------------------
Claymore-U.S. - The Capital Markets Index ETF
   NAV                                                                     2.54%
   Market                                                                  2.38%
--------------------------------------------------------------------------------
CPMKTS - The Capital Markets Index                                         2.85%
--------------------------------------------------------------------------------

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit www.claymore.com.The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $50.00 per share for share price returns or initial net asset value (NAV) of $50.00 per share for NAV returns. Returns for periods of less than one year are not annualized.

The Fund's total annual operating expense ratio was estimated at 0.55%, per the prospectus,gross of any fee waivers or expense reimbursements.The Fund's expense ratio for its initial fiscal year is based on an assumed average asset level of $100 million.If assets are lower than $100 million,the expense ratio will be higher due to the inclusion of offering costs during the first twelve months of operations. If average assets of the Fund exceed $100 million during the Fund's first twelve months,the expense ratio may be lower. In the Financial Highlights section of this Annual Report, the Fund's annualized net operating expense ratio was determined to be 0.67% while the Fund's annualized gross operating expense ratio was determined to be 2.27%. There is a contractual fee waiver currently in place for this Fund through December 31, 2010 to the extent necessary in keeping the Fund's operating expense ratio from exceeding 0.37% of average net assets. Some expenses fall outside of this expense cap and actual expenses may be higher than 0.37%. Without this expense cap, actual returns would be lower.

Portfolio Breakdown                                             % of Net Assets
--------------------------------------------------------------------------------
Financials                                                                10.9%
Information Technology                                                     8.5%
Energy                                                                     7.0%
Health Care                                                                6.1%
Industrials                                                                6.0%
Consumer Discretionary                                                     5.7%
Consumer Staples                                                           4.9%
Utilities                                                                  2.5%
Materials                                                                  2.4%
Telecommunications Services                                                2.4%
--------------------------------------------------------------------------------
Total Common Stocks and Corporate Bonds                                   56.4%
Mortgage Backed Securities                                                 9.5%
U.S.Treasury Securities                                                    7.2%
U.S. Government Agency Securities                                          2.9%
--------------------------------------------------------------------------------
Total Long-Term Investments                                               76.0%
Total Short-Term Investments                                              22.0%
--------------------------------------------------------------------------------
Total Investments                                                         98.0%
Other Assets in excess of Liabilities                                      2.0%
--------------------------------------------------------------------------------
Net Assets                                                               100.0%
--------------------------------------------------------------------------------

Portfolio Composition
--------------------------------------------------------------------------------
Asset Class                                              % of Total Investments
--------------------------------------------------------------------------------
Common Stock                                                              50.0%
Corporate Bonds                                                            7.6%
Mortgage Backed Securities                                                 9.7%
U.S.Treasury Securities                                                    7.3%
U.S. Government Agency Securities                                          3.0%
Short-Term Investments                                                    22.4%
--------------------------------------------------------------------------------

                                                                 % of Long-Term
Top Ten Holdings                                                    Investments
--------------------------------------------------------------------------------
Fannie Mae - 5.500%; 6/15/2020                                             4.2%
Fannie Mae - 5.500%; 6/15/2035                                             3.5%
Fannie Mae - 5.000%; 6/15/2020                                             2.8%
Fannie Mae - 4.500%; 6/15/2038                                             1.9%
Exxon Mobil Corp. - Common stock                                           1.8%
General Electric Co. - Common stock                                        1.2%
United States Treasury Note/Bond - 4.875%; 5/31/2009                       1.1%
Microsoft Corp. - Common stock                                             1.0%
AT&T, Inc. - Common stock                                                  0.9%
United States Treasury Note/Bond - 6.000%; 8/15/2009                       0.9%
--------------------------------------------------------------------------------

Portfolio breakdown is shown as a percentage of net assets. Portfolio composition is shown as a percentage of total investments. Holdings are shown as a percentage of long-term investments. All are subject to change daily. For more current Fund information,please visit www.claymore.com.The above summaries are provided for informational purposes only, and should not be viewed as recommendations.

Performance of a $10,000 Investment
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                                                                 Lehman Brothers
     Claymore U.S.-1-                                             1-3 Month U.S.
    The Capital Markets                   Lehman U.S. Aggregate   Treasury Bill
        Index ETF         S&P 500 Index        Bond Index             Index
2/12/08  $ 10,000            $ 10,000          $ 10,000             $ 10,000
         $ 10,084            $ 10,140          $  9,994             $ 10,001
         $ 10,002            $ 10,004          $  9,938             $ 10,002
         $ 10,008            $ 10,013          $  9,943             $ 10,003
         $  9,990            $ 10,005          $  9,890             $ 10,006
         $ 10,026            $ 10,089          $  9,873             $ 10,006
         $  9,984            $  9,963          $  9,942             $ 10,007
         $ 10,016            $ 10,042          $  9,925             $ 10,009
         $ 10,072            $ 10,181          $  9,876             $ 10,010
         $ 10,114            $ 10,252          $  9,906             $ 10,012
         $ 10,110            $ 10,245          $  9,924             $ 10,013
         $ 10,086            $ 10,154          $  9,981             $ 10,014
         $  9,976            $  9,879          $ 10,042             $ 10,015
         $  9,974            $  9,885          $ 10,030             $ 10,018
         $  9,942            $  9,851          $  9,985             $ 10,020
         $  9,954            $  9,908          $  9,921             $ 10,022
         $  9,842            $  9,691          $  9,898             $ 10,024
         $  9,810            $  9,610          $  9,933             $ 10,024
         $  9,736            $  9,461          $  9,959             $ 10,027
         $  9,890            $  9,813          $  9,914             $ 10,025
         $  9,874            $  9,728          $  9,993             $ 10,025
         $  9,896            $  9,778          $  9,964             $ 10,027
         $  9,812            $  9,575          $ 10,002             $ 10,031
         $  9,766            $  9,490          $ 10,075             $ 10,037
         $  9,948            $  9,893          $ 10,029             $ 10,040
         $  9,842            $  9,653          $ 10,084             $ 10,043
         $  9,958            $  9,884          $ 10,099             $ 10,043
         $ 10,016            $ 10,036          $ 10,030             $ 10,040
         $ 10,020            $ 10,059          $ 10,052             $ 10,035
         $  9,980            $  9,971          $ 10,051             $ 10,035
         $  9,914            $  9,859          $ 10,028             $ 10,035
         $  9,882            $  9,781          $ 10,057             $ 10,034
         $  9,935            $  9,837          $ 10,076             $ 10,036
         $ 10,096            $ 10,190          $ 10,030             $ 10,035
         $ 10,088            $ 10,172          $ 10,009             $ 10,035
         $ 10,102            $ 10,186          $ 10,020             $ 10,036
         $ 10,130            $ 10,194          $ 10,086             $ 10,036
         $ 10,132            $ 10,210          $ 10,068             $ 10,037
         $ 10,112            $ 10,161          $ 10,067             $ 10,039
         $ 10,078            $ 10,080          $ 10,103             $ 10,039
         $ 10,098            $ 10,125          $ 10,076             $ 10,042
         $ 10,008            $  9,920          $ 10,103             $ 10,044
         $  9,989            $  9,886          $ 10,088             $ 10,046
         $  9,999            $  9,932          $ 10,055             $ 10,046
         $ 10,092            $ 10,158          $  9,996             $ 10,046
         $ 10,088            $ 10,165          $  9,986             $ 10,046
         $ 10,180            $ 10,349          $ 10,002             $ 10,045
         $ 10,180            $ 10,334          $ 10,031             $ 10,047
         $ 10,136            $ 10,243          $ 10,037             $ 10,048
         $ 10,150            $ 10,273          $ 10,032             $ 10,049
         $ 10,166            $ 10,339          $  9,985             $ 10,048
         $ 10,200            $ 10,406          $  9,978             $ 10,048
         $ 10,204            $ 10,396          $ 10,005             $ 10,048
         $ 10,186            $ 10,355          $ 10,020             $ 10,047
         $ 10,180            $ 10,316          $ 10,055             $ 10,048
         $ 10,266            $ 10,495          $ 10,068             $ 10,047
         $ 10,272            $ 10,529          $ 10,043             $ 10,047
         $ 10,256            $ 10,482          $ 10,047             $ 10,046
         $ 10,294            $ 10,563          $ 10,031             $ 10,046
         $ 10,214            $ 10,376          $ 10,047             $ 10,046
         $ 10,244            $ 10,414          $ 10,079             $ 10,047
         $ 10,222            $ 10,346          $ 10,082             $ 10,046
         $ 10,272            $ 10,460          $ 10,077             $ 10,046
         $ 10,260            $ 10,459          $ 10,013             $ 10,046
         $ 10,276            $ 10,503          $ 10,003             $ 10,047
         $ 10,350            $ 10,616          $ 10,063             $ 10,047
         $ 10,360            $ 10,629          $ 10,066             $ 10,047
         $ 10,360            $ 10,639          $ 10,083             $ 10,048
         $ 10,328            $ 10,540          $ 10,110             $ 10,049
         $ 10,236            $ 10,372          $ 10,084             $ 10,049
         $ 10,234            $ 10,401          $ 10,032             $ 10,050
         $ 10,182            $ 10,264          $ 10,068             $ 10,050
         $ 10,204            $ 10,334          $ 10,027             $ 10,052
         $ 10,220            $ 10,377          $  9,986             $ 10,053
         $ 10,236            $ 10,434          $  9,953             $ 10,053
5/31/08  $ 10,254            $ 10,450          $  9,981             $ 10,054

This graph compares a hypothetical $10,000 investment in the fund,made at its inception, with a similar investment in the Standard and Poor's 500 Index, the Lehman U.S. Aggregate Bond Index and the Lehman Brothers 1-3 Month U.S.Treasury Bill Index. Results include the reinvestment of all dividends and capital gains. Past performance is no guarantee of future results. The S&P 500 Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. It is not possible to invest directly in the S&P 500 Index. The Lehman U.S. Aggregate Bond Index covers the U.S. dollar-denominated, investment-grade, fixed-rate, taxable bond market of SEC-registered securities. The Index includes bonds from the Treasury, government-related, corporate, mortgage-backed securities (agency fixed-rate and hybrid ARM passthroughs), asset-backed securities, and collateralized mortgage-backed securities sectors. It is not possible to invest directly in the Lehman U.S. Aggregate Bond Index. The Lehman Brothers 1-3 Month U.S.Treasury
Bill Index measures the performance of public obligations of the U.S.Treasury that have a remaining maturity of greater than or equal to 1 month and less than 3 months. It is not possible to invest directly in the Lehman Brothers 1-3 Month U.S.Treasury Bill Index. Investment return and principal value will fluctuate with changes in market conditions and other factors and Fund shares,when redeemed,may be worth more or less than their original investment.

Index data source: Bloomberg

24 | Annual Report | May 31, 2008

Claymore Exchange-Traded Fund Trust | Fund Summary & Performance (unaudited) continued

UBD | Claymore U.S. Capital Markets Bond ETF

Fund Statistics
--------------------------------------------------------------------------------
Share Price                                                             $ 49.07
Net Asset Value                                                         $ 48.98
Premium/Discount to NAV                                                    0.18%
Net Assets ($000)                                                       $ 4,898
--------------------------------------------------------------------------------
Total Returns
--------------------------------------------------------------------------------
(Inception 2/12/08)                                             Since Inception
--------------------------------------------------------------------------------
Claymore U.S. Capital Markets Bond ETF
   NAV                                                                    -1.50%
   Market                                                                 -1.32%
--------------------------------------------------------------------------------
CPMKTB-The Capital Markets Bond Index                                     -1.02%
--------------------------------------------------------------------------------

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit www.claymore.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $50.00 per share for share price returns or initial net asset value (NAV) of $50.00 per share for NAV returns. Returns for periods of less than one year are not annualized.

The Fund's total annual operating expense ratio was estimated at 0.49%, per the prospectus,gross of any fee waivers or expense reimbursements. The Fund's expense ratio for its initial fiscal year is based on an assumed average asset level of $100 million. If assets are lower than $100 million,the expense ratio will be higher due to the inclusion of offering costs during the first twelve months of operations. If average assets of the Fund exceed $100 million during the Fund's first twelve months,the expense ratio may be lower.In the Financial Highlights section of this Annual Report, the Fund's annualized net operating expense ratio was determined to be 0.57% while the Fund's annualized gross operating expense ratio was determined to be 3.58%. There is a contractual fee waiver currently in place for this Fund through December 31, 2010 to the extent necessary in keeping the Fund's operating expense ratio from exceeding 0.27% of average net assets. Some expenses fall outside of this expense cap and actual expenses may be higher than 0.27%. Without this expense cap, actual returns would be lower.

Portfolio Breakdown                                             % of Net Assets
--------------------------------------------------------------------------------
Financial                                                                 10.6%
Consumer Discretionary                                                     3.8%
Healthcare                                                                 2.9%
Banking                                                                    2.1%
Utility                                                                    2.1%
Consumer Staples                                                           2.1%
Telecommunications                                                         1.8%
Energy                                                                     1.5%
Information Technology                                                     1.0%
Gas Transmission                                                           0.4%
Industrials                                                                0.4%
Materials                                                                  0.2%
Rail Transportation                                                        0.2%
Special Purpose                                                            0.1%
--------------------------------------------------------------------------------
Total Corporate Bonds                                                     29.2%
--------------------------------------------------------------------------------
Mortgage Backed Securities                                                34.0%
U.S.Treasury Securities                                                   23.3%
U.S. Government Agency Securities                                         10.6%
--------------------------------------------------------------------------------
Total U.S. Government and Agency Securities                               67.9%
--------------------------------------------------------------------------------
Total Investments                                                         97.1%
Other Assets in excess of Liabilities                                      2.9%
--------------------------------------------------------------------------------
Net Assets                                                               100.0%
--------------------------------------------------------------------------------

                                                                 % of Long-Term
Credit Quality                                                      Investments
--------------------------------------------------------------------------------
AAA                                                                       12.8%
AA                                                                         6.2%
A                                                                         13.1%
BBB                                                                        8.6%
BB                                                                         0.3%
NR-Fannie Mae MBS                                                         35.0%
NR- U.S.Treasury Note/Bond                                                24.0%
--------------------------------------------------------------------------------

                                                                 % of Long-Term
Maturity Breakdown                                                  Investments
--------------------------------------------------------------------------------
0-5 Years                                                                 36.4%
6-10 Years                                                                15.9%
11-15 Years                                                               23.3%
16-20 Years                                                                2.4%
21-25 Years                                                                2.8%
26-30 Years                                                               19.2%
--------------------------------------------------------------------------------

Portfolio breakdown is shown as a percentage of net assets.Credit quality and maturity breakdown are shown as a percentage of long-term investments. All are subject to change daily. For more current Fund information, please visit www.claymore.com. The above summaries are provided for informational purposes only, and should not be viewed as recommendations.

Performance of a $10,000 Investment
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

             Claymore U.S.
            Capital Markets           Lehman US Aggregate
               Bond ETF                    Bond Index
 2/12/08       $ 10,000                    $ 10,000
               $  9,960                    $  9,994
               $  9,896                    $  9,938
               $  9,910                    $  9,943
               $  9,846                    $  9,890
               $  9,828                    $  9,873
               $  9,898                    $  9,942
               $  9,880                    $  9,925
               $  9,820                    $  9,876
               $  9,846                    $  9,906
               $  9,866                    $  9,924
               $  9,932                    $  9,981
               $ 10,006                    $ 10,042
               $  9,994                    $ 10,030
               $  9,950                    $  9,985
               $  9,880                    $  9,921
               $  9,872                    $  9,898
               $  9,910                    $  9,933
               $  9,940                    $  9,959
               $  9,874                    $  9,914
               $  9,954                    $  9,993
               $  9,922                    $  9,964
               $  9,968                    $ 10,002
               $ 10,034                    $ 10,075
               $  9,978                    $ 10,029
               $ 10,030                    $ 10,084
               $ 10,046                    $ 10,099
               $  9,960                    $ 10,030
               $  9,950                    $ 10,052
               $  9,960                    $ 10,051
               $  9,934                    $ 10,028
               $  9,964                    $ 10,057
               $ 10,005                    $ 10,076
               $  9,950                    $ 10,030
               $  9,934                    $ 10,009
               $  9,944                    $ 10,020
               $ 10,009                    $ 10,086
               $  9,984                    $ 10,068
               $  9,982                    $ 10,067
               $ 10,027                    $ 10,103
               $  9,994                    $ 10,076
               $ 10,025                    $ 10,103
               $ 10,009                    $ 10,088
               $  9,978                    $ 10,055
               $  9,910                    $  9,996
               $  9,896                    $  9,986
               $  9,914                    $ 10,002
               $  9,940                    $ 10,031
               $  9,944                    $ 10,037
               $  9,940                    $ 10,032
               $  9,876                    $  9,985
               $  9,868                    $  9,978
               $  9,894                    $ 10,005
               $  9,904                    $ 10,020
               $  9,961                    $ 10,055
               $  9,969                    $ 10,068
               $  9,941                    $ 10,043
               $  9,941                    $ 10,047
               $  9,925                    $ 10,031
               $  9,943                    $ 10,047
               $  9,977                    $ 10,079
               $  9,985                    $ 10,082
               $  9,973                    $ 10,077
               $  9,906                    $ 10,013
               $  9,892                    $ 10,003
               $  9,947                    $ 10,063
               $  9,951                    $ 10,066
               $  9,963                    $ 10,083
               $  9,991                    $ 10,110
               $  9,967                    $ 10,084
               $  9,913                    $ 10,032
               $  9,937                    $ 10,068
               $  9,892                    $ 10,027
               $  9,846                    $  9,986
               $  9,814                    $  9,953
5/31/08        $  9,850                    $  9,952

This graph compares a hypothetical $10,000 investment in the Fund,made at its inception, with a similar investment in the Lehman U.S. Aggregate Bond Index. Results include the reinvestment of all dividends and capital gains. Past performance is no guarantee of future results. The Lehman U.S. Aggregate Bond Index covers the U.S. dollar-denominated, invest-ment-grade, fixed-rate, taxable bond market of SEC-registered securities. The Index includes bonds from the Treasury, government-related, corporate, mortgage-backed securities (agency fixed-rate and hybrid ARM passthroughs), asset-backed securities, and collateralized mortgage-backed securities sectors. It is not possible to invest directly in the Lehman U.S. Aggregate Bond Index. Investment return and principal value will fluctuate with changes in market conditions and other factors and Fund shares, when redeemed, may be worth more or less than their original investment.

Index data source: Bloomberg

                                               Annual Report | May 31, 2008 | 25

Claymore Exchange-Traded Fund Trust | Fund Summary & Performance (unaudited) continued

ULQ | Claymore U.S. Capital Markets Micro-Term Fixed Income ETF

Fund Statistics
--------------------------------------------------------------------------------
Share Price                                                           $   50.06
Net Asset Value                                                       $   50.02
Premium/Discount to NAV                                                    0.08%
Net Assets ($000)                                                     $   5,002
--------------------------------------------------------------------------------

Total Returns
--------------------------------------------------------------------------------
(Inception 2/12/08)                                              Since Inception
--------------------------------------------------------------------------------
Claymore U.S. Capital Micro-Term Fixed Income ETF
   NAV                                                                     0.64%
   Market                                                                  0.72%
--------------------------------------------------------------------------------
CPMKTL - The Capital Markets Liquidity Index                               0.97%
--------------------------------------------------------------------------------

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit www.claymore.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the ETF at the initial share price of $50.00 per share for share price returns or initial net asset value (NAV) of $50.00 per share for NAV returns. Returns for periods of less than one year are not annualized.

The Fund's total annual operating expense ratio was estimated at 0.49%, per the prospectus, gross of any fee waivers or expense reimbursements. The Fund's expense ratio for its initial fiscal year is based on an assumed average asset level of $100 million. If assets are lower than $100 million, the expense ratio will be higher due to the inclusion of offering cost during the first twelve months of operations. If average assets of the Fund exceed $100 million during the Fund's first twelve months, the expense ratio may be lower. In the Financial Highlights section of this Annual Report, the Fund's annualized net operating expense ratio was determined to be 0.57% while the Fund's annualized gross operating expense ratio was determined to be 3.80%.There is a contractual fee waiver currently in place for this Fund through December 31,2010 to the extent necessary in keeping the Fund's operating expense ratio from exceeding 0.27% of average net assets. Some expenses fall outside of this expense cap and actual expenses may be higher than 0.27%.Without this expense cap, actual returns would be lower.

Portfolio Breakdown                                             % of Net Assets
--------------------------------------------------------------------------------
Commercial Paper                                                           56.1%
U.S. Government and Agency Securities                                      44.0%
Corporate Bonds                                                             3.2%
Liabilities  in excess of Other Assets                                     -3.3%
--------------------------------------------------------------------------------
Net Assets                                                                100.0%
--------------------------------------------------------------------------------

                                                                      % of Total
Maturity Breakdown                                                   Investments
--------------------------------------------------------------------------------
0-1 Years                                                                 100.0%
--------------------------------------------------------------------------------

Portfolio breakdown is shown as a percentage of net assets. Credit quality and maturity breakdown are shown as a percentage of long-term investments. All are subject to change daily. For more current Fund information, please visit www.claymore.com. The above summaries are provided for informational purposes only, and should not be viewed as recommendations.

Performance of a $10,000 Investment
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

               Claymore U.S. Capital
                 Markets Micro-Term               Lehman 1-3 Month
                      Income ETF                     UST-Bills
2/12/08                $ 10,000                       $ 10,000
                       $ 10,002                       $ 10,001
                       $ 10,002                       $ 10,002
                       $ 10,004                       $ 10,003
                       $ 10,004                       $ 10,003
                       $ 10,004                       $ 10,006
                       $ 10,004                       $ 10,006
                       $ 10,006                       $ 10,007
                       $ 10,006                       $ 10,009
                       $ 10,008                       $ 10,010
                       $ 10,008                       $ 10,012
                       $ 10,010                       $ 10,013
                       $ 10,012                       $ 10,014
                       $ 10,014                       $ 10,015
                       $ 10,016                       $ 10,018
                       $ 10,018                       $ 10,020
                       $ 10,018                       $ 10,022
                       $ 10,020                       $ 10,024
                       $ 10,020                       $ 10,024
                       $ 10,022                       $ 10,027
                       $ 10,022                       $ 10,025
                       $ 10,024                       $ 10,025
                       $ 10,024                       $ 10,027
                       $ 10,028                       $ 10,031
                       $ 10,030                       $ 10,037
                       $ 10,032                       $ 10,040
                       $ 10,034                       $ 10,043
                       $ 10,034                       $ 10,043
                       $ 10,034                       $ 10,043
                       $ 10,032                       $ 10,040
                       $ 10,031                       $ 10,035
                       $ 10,031                       $ 10,035
                       $ 10,033                       $ 10,035
                       $ 10,033                       $ 10,034
                       $ 10,035                       $ 10,036
                       $ 10,035                       $ 10,035
                       $ 10,035                       $ 10,035
                       $ 10,035                       $ 10,036
                       $ 10,037                       $ 10,036
                       $ 10,039                       $ 10,037
                       $ 10,039                       $ 10,039
                       $ 10,039                       $ 10,039
                       $ 10,041                       $ 10,042
                       $ 10,041                       $ 10,044
                       $ 10,043                       $ 10,046
                       $ 10,043                       $ 10,046
                       $ 10,043                       $ 10,046
                       $ 10,043                       $ 10,046
                       $ 10,043                       $ 10,045
                       $ 10,043                       $ 10,047
                       $ 10,045                       $ 10,048
                       $ 10,045                       $ 10,049
                       $ 10,046                       $ 10,048
                       $ 10,046                       $ 10,048
                       $ 10,048                       $ 10,048
                       $ 10,048                       $ 10,047
                       $ 10,050                       $ 10,048
                       $ 10,050                       $ 10,047
                       $ 10,052                       $ 10,047
                       $ 10,052                       $ 10,046
                       $ 10,054                       $ 10,046
                       $ 10,054                       $ 10,046
                       $ 10,054                       $ 10,047
                       $ 10,056                       $ 10,046
                       $ 10,056                       $ 10,046
                       $ 10,056                       $ 10,046
                       $ 10,056                       $ 10,047
                       $ 10,058                       $ 10,047
                       $ 10,058                       $ 10,047
                       $ 10,060                       $ 10,048
                       $ 10,060                       $ 10,049
                       $ 10,060                       $ 10,049
                       $ 10,062                       $ 10,050
                       $ 10,062                       $ 10,050
                       $ 10,062                       $ 10,050
                       $ 10,064                       $ 10,052
                       $ 10,064                       $ 10,053
                       $ 10,064                       $ 10,053
                       $ 10,064                       $ 10,054
5/31/08                $ 10,064                       $ 10,054

This graph compares a hypothetical $10,000 investment in the fund, made at its inception, with a similar investment in the Lehman Brothers 1-3 Month U.S. Treasury Bill Index. Results include the reinvestment of all dividends and capital gains. Past performance is no guarantee of future results. Lehman Brothers U.S.1-3 Month U.S. Treasury Bills Index measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of greater than or equal to 1 month and less than 3 months. It is not possible to invest directly in the Lehman Brothers 1-3 Month U.S. Treasury Bill Index. Investment return and principal value will fluctuate with changes in market conditions and other factors and fund shares, when redeemed, may be worth more or less than their original investment.

Index data source: Bloomberg

26 | Annual Report | May 31, 2008

Claymore Exchange-Traded Fund Trust | Fund Summary & Performance (unaudited) continued

IRO | Claymore/Zacks Dividend Rotation ETF

Fund Statistics
--------------------------------------------------------------------------------
Share Price                                                           $   21.76
Net Asset Value                                                       $   21.78
Premium/Discount to NAV                                                   -0.09%
Net Assets ($000)                                                     $   3,268
--------------------------------------------------------------------------------

Total Returns
--------------------------------------------------------------------------------
(Inception 10/24/07)                                            Since Inception
--------------------------------------------------------------------------------
Claymore/Zacks Dividend Rotation ETF
   NAV                                                                   -13.13%
   Market                                                                -13.22%
--------------------------------------------------------------------------------
Zacks Dividend Rotation Index                                            -12.02%
--------------------------------------------------------------------------------

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit www.claymore.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $25.32 per share for share price returns or initial net asset value (NAV) of $25.32 per share for NAV returns. Returns for periods of less than one year are not annualized.

The Fund's total annual operating expense ratio was estimated at 0.85%, per the prospectus, gross of any fee waivers or expense reimbursements. The Funds expense ratio for its initial fiscal year is based on an assumed average asset level of $100 million. If assets are lower than $100 million, the expense ratio will be higher due to the inclusion of offering costs during the first twelve months of operations. If average assets of the Fund exceed $100 million during the Fund's first twelve months, the expense ratio may be lower. In the Financial Highlights section of this Annual Report, the Fund's annualized net operating expense ratio was determined to be 1.78% while the Fund's annualized gross operating expense ratio was determined to be 5.70%.There is a contractual fee waiver currently in place for this Fund through December 31, 2009 to the extent necessary in keeping the Fund's operating expense ratio from exceeding 0.60% of average net assets per year. Some expenses fall outside of this expense cap and actual expenses may be higher than 0.60%.Without this expense cap, actual returns would be lower.

                                                                 % of Long-Term
Country Breakdown                                                   Investments
--------------------------------------------------------------------------------
United States                                                              91.7%
Bermuda                                                                     3.2%
Canada                                                                      3.2%
Cayman Islands                                                              1.9%
--------------------------------------------------------------------------------

Portfolio Breakdown                                             % of Net Assets
--------------------------------------------------------------------------------
Financials                                                                 40.8%
Consumer Discretionary                                                     21.4%
Industrials                                                                15.5%
Materials                                                                   7.9%
Energy                                                                      6.3%
Health Care                                                                 4.4%
Utilities                                                                   2.3%
Information Technology                                                      0.9%
Consumer Staples                                                            0.4%
--------------------------------------------------------------------------------
Total Investments                                                          99.9%
Other Assets in excess of Liabilities                                       0.1%
--------------------------------------------------------------------------------
Net Assets                                                                100.0%
--------------------------------------------------------------------------------

                                                                 % of Long-Term
Top Ten Holdings                                                    Investments
--------------------------------------------------------------------------------
McClatchy Co. - Class A                                                     2.4%
Gannett Co., Inc.                                                           2.3%
Centerpoint Energy, Inc.                                                    2.3%
Synovus Financial Corp.                                                     2.2%
Pfizer, Inc.                                                                2.1%
Keycorp                                                                     2.0%
Integra Bank Corp.                                                          2.0%
First Midwest Bancorp, Inc.                                                 1.9%
Jackson Hewitt Tax Service, Inc.                                            1.9%
XL Capital Ltd. - Class A                                                   1.9%
--------------------------------------------------------------------------------

Portfolio breakdown is shown as a percentage of net assets. Country breakdown and holdings are shown as a percentage of long-term investments. All are subject
to   change   daily. For more   current   Fund   information,    please   visit
www.claymore.com. The above summaries are provided for informational purposes only, and should not be viewed as recommendations.

Performance of a $10,000 Investment
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                 Claymore/Zacks            Dow Jones U.S. Select
             Dividend Rotation ETF           Dividend Index
10/24/07             $ 10,000                  $ 10,000
                     $  9,838                  $ 10,025
                     $ 10,059                  $ 10,191
                     $ 10,083                  $ 10,191
                     $  9,980                  $ 10,141
                     $ 10,063                  $ 10,244
                     $  9,652                  $  9,933
                     $  9,581                  $  9,856
                     $  9,447                  $  9,824
                     $  9,562                  $  9,942
                     $  9,261                  $  9,607
                     $  9,396                  $  9,752
                     $  9,404                  $  9,740
                     $  9,404                  $  9,739
                     $  9,720                  $  9,988
                     $  9,581                  $  9,875
                     $  9,415                  $  9,730
                     $  9,340                  $  9,699
                     $  9,100                  $  9,541
                     $  9,139                  $  9,566
                     $  9,001                  $  9,448
                     $  9,206                  $  9,618
                     $  8,953                  $  9,366
                     $  9,036                  $  9,524
                     $  9,388                  $  9,838
                     $  9,230                  $  9,791
                     $  9,348                  $  9,929
                     $  9,242                  $  9,903
                     $  9,131                  $  9,843
                     $  9,273                  $  9,995
                     $  9,502                  $ 10,138
                     $  9,471                  $ 10,101
                     $  9,605                  $ 10,222
                     $  9,222                  $  9,863
                     $  9,218                  $  9,824
                     $  9,175                  $  9,848
                     $  8,942                  $  9,651
                     $  8,819                  $  9,543
                     $  8,906                  $  9,644
                     $  8,870                  $  9,613
                     $  8,918                  $  9,634
                     $  9,155                  $  9,846
                     $  9,273                  $  9,878
                     $  9,222                  $  9,856
                     $  9,001                  $  9,682
                     $  8,981                  $  9,647
                     $  8,946                  $  9,615
                     $  8,823                  $  9,463
                     $  8,668                  $  9,358
                     $  8,372                  $  9,131
                     $  8,399                  $  9,249
                     $  8,146                  $  9,009
                     $  8,178                  $  9,117
                     $  8,261                  $  9,233
                     $  8,193                  $  9,162
                     $  8,233                  $  9,175
                     $  8,055                  $  8,970
                     $  8,130                  $  9,065
                     $  7,845                  $  8,726
                     $  7,825                  $  8,613
                     $  7,956                  $  8,684
                     $  8,482                  $  9,148
                     $  8,486                  $  9,161
                     $  8,379                  $  9,045
                     $  8,649                  $  9,321
                     $  8,819                  $  9,452
                     $  8,775                  $  9,400
                     $  9,040                  $  9,658
                     $  9,230                  $  9,818
                     $  9,033                  $  9,632
                     $  8,783                  $  9,311
                     $  8,724                  $  9,258
                     $  8,791                  $  9,361
                     $  8,692                  $  9,248
                     $  8,641                  $  9,178
                     $  8,696                  $  9,271
                     $  8,811                  $  9,320
                     $  8,661                  $  9,169
                     $  8,633                  $  9,196
                     $  8,605                  $  9,132
                     $  8,724                  $  9,236
                     $  8,577                  $  9,065
                     $  8,653                  $  9,159
                     $  8,851                  $  9,280
                     $  8,910                  $  9,320
                     $  8,890                  $  9,298
                     $  8,736                  $  9,097
                     $  8,451                  $  8,802
                     $  8,407                  $  8,777
                     $  8,332                  $  8,758
                     $  8,308                  $  8,738
                     $  8,055                  $  8,517
                     $  8,091                  $  8,531
                     $  7,988                  $  8,445
                     $  8,372                  $  8,875
                     $  8,288                  $  8,753
                     $  8,399                  $  8,829
                     $  8,221                  $  8,609
                     $  8,150                  $  8,520
                     $  8,486                  $  8,856
                     $  8,324                  $  8,739
                     $  8,581                  $  9,043
                     $  8,756                  $  9,142
                     $  8,724                  $  9,160
                     $  8,597                  $  8,983
                     $  8,482                  $  8,854
                     $  8,376                  $  8,720
                     $  8,463                  $  8,787
                     $  8,766                  $  9,151
                     $  8,770                  $  9,158
                     $  8,778                  $  9,152
                     $  8,715                  $  9,051
                     $  8,738                  $  9,109
                     $  8,675                  $  9,021
                     $  8,543                  $  8,877
                     $  8,579                  $  8,898
                     $  8,427                  $  8,790
                     $  8,348                  $  8,617
                     $  8,435                  $  8,721
                     $  8,671                  $  8,962
                     $  8,671                  $  9,013
                     $  8,830                  $  9,108
                     $  8,695                  $  8,938
                     $  8,599                  $  8,859
                     $  8,563                  $  8,805
                     $  8,675                  $  9,012
                     $  8,762                  $  9,100
                     $  8,758                  $  9,120
                     $  8,722                  $  9,066
                     $  8,683                  $  8,995
                     $  8,898                  $  9,270
                     $  8,910                  $  9,244
                     $  8,806                  $  9,190
                     $  8,858                  $  9,231
                     $  8,671                  $  9,037
                     $  8,647                  $  8,996
                     $  8,619                  $  8,956
                     $  8,770                  $  9,110
                     $  8,786                  $  9,070
                     $  8,838                  $  9,136
                     $  8,930                  $  9,189
                     $  8,858                  $  9,113
                     $  8,854                  $  9,109
                     $  8,778                  $  9,018
                     $  8,619                  $  8,891
                     $  8,691                  $  8,976
                     $  8,559                  $  8,821
                     $  8,623                  $  8,889
                     $  8,635                  $  8,826
                     $  8,726                  $  8,931
5/31/08              $  8,687                  $  8,877

This graph compares a hypothetical $10,000 investment in the Fund, made at its inception, with a similar investment in the Dow Jones U.S. Select Dividend Index (Dow Jones U.S. SDI). Results include the reinvestment of all dividends and capital gains. Past performance is no guarantee of future results. The Dow Jones U.S. SDI is defined as all dividend-paying companies in the Dow Jones U.S. Total Market Index (Dow Jones U.S. TMI) that have a nonnegative historical five-year dividend-per-share growth rate, a five-year average dividend to earnings-per-share ratio of less than or equal to 60%,and a three-month average daily trading volume of 200,000 shares. It is not possible to invest directly in the Dow Jones U.S. SDI. Investment return and principal value will fluctuate with changes in market conditions and other factors and Fund shares, when redeemed, may be worth more or less than their original investment.

                                               Annual Report | May 31, 2008 | 27

Claymore Exchange-Traded Fund Trust | Fund Summary & Performance (unaudited) continued

Historical Premium/Discount Data

The lines in each table show the number of trading days and percentage of total trading days in which the Fund traded within the premium/discount range indicated since inception.

LVL | Claymore/BBD High Income Index ETF*

                                                          Number      Percentage
Premium/Discount Range                                   of Days   of Total Days
--------------------------------------------------------------------------------
Greater than 2.0%                                              1           0.42%
Between 1.5% and 2.0%                                          1           0.42%
Between 1.0% and 1.5%                                          1           0.42%
Between 0.5% and 1.0%                                         18           7.63%
Between -0.5% and 0.5%                                       205          86.87%
Between -0.5% and -1.0%                                        7           2.97%
Between -1.0% and -1.5%                                        2           0.85%
Between -1.5% and -2.0%                                        1           0.42%
Less than -2.0%                                                0           0.00%
--------------------------------------------------------------------------------

MZN | Claymore/Morningstar Information Super Sector Index ETF**

                                                          Number      Percentage
Premium/Discount Range                                   of Days   of Total Days
--------------------------------------------------------------------------------
Greater than 2.0%                                              2           1.03%
Between 1.5% and 2.0%                                          1           0.51%
Between 1.0% and 1.5%                                          3           1.54%
Between 0.5% and 1.0%                                          4           2.05%
Between -0.5% and 0.5%                                       176          90.25%
Between -0.5% and -1.0%                                        3           1.54%
Between -1.0% and -1.5%                                        3           1.54%
Between -1.5% and -2.0%                                        2           1.03%
Less than -2.0%                                                1           0.51%
--------------------------------------------------------------------------------

MZG | Claymore/Morningstar Manufacturing Super Sector Index ETF**

                                                          Number      Percentage
Premium/Discount Range                                   of Days   of Total Days
--------------------------------------------------------------------------------
Between 1.5% and 2.0%                                          0           0.00%
Between 1.0% and 1.5%                                          2           1.03%
Between 0.5% and 1.0%                                          7           3.59%
Between -0.5% and 0.5%                                       179          91.78%
Between -0.5% and -1.0%                                        2           1.03%
Between -1.0% and -1.5%                                        2           1.03%
Between -1.5% and -2.0%                                        0           0.00%
Less than -2.0%                                                3           1.54%
--------------------------------------------------------------------------------

MZO | Claymore/Morningstar Service Super Sector Index ETF**

                                                          Number      Percentage
Premium/Discount Range                                   of Days   of Total Days
--------------------------------------------------------------------------------
Greater than 2.0%                                              0           0.00%
Between 1.5% and 2.0%                                          0           0.00%
Between 1.0% and 1.5%                                          0           0.00%
Between 0.5% and 1.0%                                          4           2.05%
Between -0.5% and 0.5%                                       188          96.42%
Between -0.5% and -1.0%                                        1           0.51%
Between -1.0% and -1.5%                                        0           0.00%
Between -1.5% and -2.0%                                        1           0.51%
Less than -2.0%                                                1           0.51%
--------------------------------------------------------------------------------

UEM | Claymore U.S.-1 - The Capital Markets Index ETF****

                                                          Number      Percentage
Premium/Discount Range                                   of Days   of Total Days
--------------------------------------------------------------------------------
Between 1.5% and 2.0%                                          0           0.00%
Between 1.0% and 1.5%                                          2           2.63%
Between 0.5% and 1.0%                                         14          18.42%
Between -0.5% and 0.5%                                        56          73.68%
Between -0.5% and -1.0%                                        2           2.63%
Between -1.0% and -1.5%                                        1           1.32%
Between -1.5% and -2.0%                                        1           1.32%
Less than -2.0%                                                0           0.00%
--------------------------------------------------------------------------------

UBD | Claymore U.S. Capital Markets Bond ETF****

                                                          Number      Percentage
Premium/Discount Range                                   of Days   of Total Days
--------------------------------------------------------------------------------
Between 1.5% and 2.0%                                          0           0.00%
Between 1.0% and 1.5%                                          5           6.58%
Between 0.5% and 1.0%                                          6           7.89%
Between -0.5% and 0.5%                                        65          85.53%
Between -0.5% and -1.0%                                        0           0.00%
Between -1.0% and -1.5%                                        0           0.00%
Between -1.5% and -2.0%                                        0           0.00%
--------------------------------------------------------------------------------

ULQ | Claymore U.S. Markets Micro-Term Fixed Income ETF****

                                                          Number      Percentage
Premium/Discount Range                                   of Days   of Total Days
--------------------------------------------------------------------------------
Between 1.5% and 2.0%                                          0           0.00%
Between 1.0% and 1.5%                                          0           0.00%
Between 0.5% and 1.0%                                          5           6.58%
Between -0.5% and 0.5%                                        70          92.10%
Between -0.5% and -1.0%                                        1           1.32%
Between -1.0% and -1.5%                                        0           0.00%
Between -1.5% and -2.0%                                        0           0.00%
--------------------------------------------------------------------------------

IRO | Claymore/Zacks Dividend Rotation ETF***

                                                          Number      Percentage
Premium/Discount Range                                   of Days   of Total Days
--------------------------------------------------------------------------------
Greater than 2.0%                                              0           0.00%
Between 1.5% and 2.0%                                          0           0.00%
Between 1.0% and 1.5%                                          2           1.32%
Between 0.5% and 1.0%                                          2           1.32%
Between -0.5% and 0.5%                                       139          92.06%
Between -0.5% and -1.0%                                        4           2.66%
Between -1.0% and -1.5%                                        2           1.32%
Between -1.5% and -2.0%                                        0           0.00%
Less than -2.0%                                                2           1.32%
--------------------------------------------------------------------------------

*    Commenced operations June 25, 2007.

**   Commenced operations August 22, 2007.

***  Commenced operations October 24, 2007.

**** Commenced operations February 12, 2008.

28 | Annual Report | May 31, 2008

Claymore Exchange-Traded Fund Trust

Overview of Fund Expenses | As of May 31, 2008 (unaudited)

As a shareholder of Claymore/BBD High Income Index ETF; Claymore/Morningstar Information Super Sector Index ETF; Claymore/Morningstar Manufacturing Super Sector Index ETF; Claymore/Morningstar Services Super Sector Index ETF; Claymore U.S.-1-The Capital Markets Index ETF; Claymore U.S. Capital Markets Bond ETF; Claymore U.S.Capital Markets Micro-Term Fixed Income ETF; and Claymore/Zacks Dividend Rotation ETF, you incur advisory fees and other Fund expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period ended 5/31/08.

Actual Expense

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6),then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                                  Annualized
                                                                                               Expense Ratio            Expenses
                                                                     Beginning        Ending         for the                Paid
                                                                       Account       Account      Six Months              During
                                                                         Value         Value           Ended           Period(1)
--------------------------------------------------------------------------------------------------------------------------------
                                                                       12/1/07       5/31/08         5/31/08   12/1/07 - 5/31/08
--------------------------------------------------------------------------------------------------------------------------------
Claymore/BBD High Income Index ETF(3)
   Actual                                                          $  1,000.00   $    972.14           1.42%           $    7.00
   Hypothetical (5% annual return before expenses)                    1,000.00      1,017.90           1.42%                7.16
Claymore/Morningstar Information Super Sector Index ETF(3)
   Actual                                                             1,000.00        967.98           1.50%                7.38
   Hypothetical (5% annual return before expenses)                    1,000.00      1,017.50           1.50%                7.57
Claymore/Morningstar Manufacturing Super Sector Index ETF(3)
   Actual                                                             1,000.00      1,030.65           1.39%                7.06
   Hypothetical (5% annual return before expenses)                    1,000.00      1,018.05           1.39%                7.01
Claymore/Morningstar Services Super Sector Index ETF(3)
   Actual                                                             1,000.00        890.06           1.55%                7.32
   Hypothetical (5% annual return before expenses)                    1,000.00      1,017.25           1.55%                7.82
Claymore/Zacks Dividend Rotation ETF(3)
   Actual                                                             1,000.00        929.22           1.78%                8.59
   Hypothetical (5% annual return before expenses)                    1,000.00      1,016.10           1.78%                8.97
--------------------------------------------------------------------------------------------------------------------------------

                                               Annual Report | May 31, 2008 | 29

Claymore Exchange-Traded Fund Trust | Overview of Fund Expenses (unaudited) continued

                                                                                                  Annualized
                                                                                               Expense Ratio            Expenses
                                                                     Beginning        Ending         for the                Paid
                                                                       Account       Account          Period              During
                                                                         Value         Value           Ended           Period(2)
--------------------------------------------------------------------------------------------------------------------------------
                                                                       2/12/08       5/31/08         5/31/08   2/12/08 - 5/31/08
--------------------------------------------------------------------------------------------------------------------------------
Claymore U.S. Capital Markets Micro-Term Fixed Income ETF(3)
   Actual                                                          $  1,000.00   $  1,006.35           0.57%           $    1.72
   Hypothetical (5% annual return before expenses)(4)                 1,000.00      1,022.15           0.57%                2.88
Claymore U.S.-1 - The Capital Markets Index ETF(3)
   Actual                                                             1,000.00      1,025.40           0.67%                2.04
   Hypothetical (5% annual return before expenses)(4)                 1,000.00      1,021.65           0.67%                3.39
Claymore U.S. Capital Markets Bond ETF(3)
   Actual                                                             1,000.00        984.99           0.57%                1.70
   Hypothetical (5% annual return before expenses)(4)                 1,000.00      1,022.15           0.57%                2.88
--------------------------------------------------------------------------------------------------------------------------------

(1) Actual and hypothetical expenses are calculated using the annualized expense ratio. This represents the ongoing expenses of the Fund as a percentage of net assets for the period December 1, 2007 to May 31, 2008. Expenses are calculated by multiplying the Fund's annualized expense ratio by the average account value over the period; then multiplying the result by 183/366.

(2) Actual expenses are calculated using the annualized expense ratio. This represents the ongoing expenses of the Fund as a percentage of net assets for the period February 12, 2008 (commencement of investment operations) to May 31, 2008. Expenses are calculated by multiplying the Fund's annualized expense ratio by the average account value over the period; then multiplying the result by 110/366 (to reflect the since inception period).

(3) The expense ratios reflect an expense waiver. Please see the Notes to Financial Statements for more information.

(4) Hypothetical expenses reflect ongoing expenses for a full six month period as opposed to the shorter since inception period.

Assumes all dividends and distributions were reinvested.

30 | Annual Report | May 31, 2008

Claymore Exchange-Traded Fund Trust

Portfolio of Investments | May 31, 2008

LVL | Claymore/BBD High Income Index ETF

 Number of
    Shares   Description                                                  Value
--------------------------------------------------------------------------------
             Long-Term Investments - 100.1%
             Common Stocks - 80.4%
             Consumer Discretionary - 2.1%
     2,732   Asbury Automotive Group, Inc.                         $     44,996
     2,142   Regal Entertainment Group - Class A                         37,635
     2,402   World Wrestling Entertainment, Inc.- Class A                39,993
--------------------------------------------------------------------------------
                                                                        122,624
--------------------------------------------------------------------------------
             Consumer Staples - 1.5%
       648   Reynolds American, Inc.                                     35,588
     2,830   Vector Group Ltd.                                           49,440
--------------------------------------------------------------------------------
                                                                         85,028
--------------------------------------------------------------------------------
             Energy - 2.5%
     1,420   Atlas Energy Resources LLC                                  58,177
     1,246   Copano Energy LLC                                           45,915
     2,186   Golar LNG, Ltd.(Bermuda)                                    40,157
--------------------------------------------------------------------------------
                                                                        144,249
--------------------------------------------------------------------------------
             Financials - 52.4%
     5,879   Advance America Cash Advance Centers, Inc.                  40,800
     3,422   Annaly Capital Management, Inc., REIT                       60,946
     9,852   Anthracite Capital, Inc., REIT                              92,313
     6,851   Anworth Mortgage Asset Corp., REIT                          48,437
     4,118   Arbor Realty Trust, Inc., REIT (a)                          57,858
     1,029   Bank of America Corp.                                       34,996
     1,148   BB&T Corp.                                                  36,128
     1,602   BioMed Realty Trust, Inc., REIT                             42,101
     3,008   Brandywine Realty Trust, REIT                               56,460
       602   Canadian Imperial Bank of Commerce (Canada)                 42,260
     6,106   CapLease, Inc., REIT                                        50,619
     4,919   Capstead Mortgage Corp., REIT                               67,390
     3,644   Cedar Shopping Centers, Inc., REIT                          44,457
     3,716   Citizens Republic Bancorp, Inc.                             20,587
     1,895   Colonial Properties Trust, REIT                             45,575
     4,479   Corus Bankshares, Inc.                                      25,754
     8,707   Crystal River Capital, Inc., REIT (a)                       48,585
     4,349   DCT Industrial Trust, Inc., REIT                            42,403
       986   Developers Diversified Realty Corp., REIT                   39,124
     3,528   DiamondRock Hospitality Co., REIT                           48,369
     2,044   Duke Realty Corp., REIT                                     52,490
     3,064   Education Realty Trust, Inc., REIT                          39,985
       776   Entertainment Properties Trust, REIT                        42,719
     2,398   Extra Space Storage, Inc., REIT                             39,927
     1,519   First Industrial Realty Trust, Inc., REIT                   47,590
     1,861   FirstMerit Corp.                                            37,611
     2,567   FNB Corp.                                                   38,479

 Number of
    Shares   Description                                                  Value
--------------------------------------------------------------------------------
     3,902   Fortress Investment Group LLC - Class A (a)           $     55,916
     3,361   Franklin Street Properties Corp., REIT                      49,642
     7,249   GMH Communities Trust, REIT                                 53,208
     3,330   Gramercy Capital Corp., REIT                                55,778
     5,821   Grubb & Ellis Co.                                           33,296
     1,172   HCP, Inc., REIT                                             40,153
       889   Health Care REIT, Inc., REIT                                42,939
     4,992   Hersha Hospitality Trust, REIT                              47,474
     1,258   Highwoods Properties, Inc., REIT                            45,288
       770   Home Properties, Inc., REIT                                 39,424
     1,320   Hospitality Properties Trust, REIT                          40,920
     2,576   Inland Real Estate Corp., REIT                              40,443
     4,166   Investors Real Estate Trust, REIT                           43,576
     5,900   iStar Financial, Inc., REIT (a)                            112,808
     8,490   JER Investors Trust, Inc., REIT (a)                         76,240
     1,405   LaSalle Hotel Properties, REIT                              46,112
     3,138   Lexington Realty Trust, REIT                                48,921
     4,520   Medical Properties Trust, Inc., REIT                        55,189
     6,903   MFA Mortgage Investments, Inc., REIT                        50,185
     1,832   National Retail Properties, Inc., REIT                      41,605
     1,098   Nationwide Health Properties, Inc., REIT                    37,475
     2,113   New York Community Bancorp, Inc.                            43,359
     6,450   Newcastle Investment Corp., REIT (a)                        63,984
     8,173   NorthStar Realty Finance Corp., REIT                        81,730
     2,348   Omega Healthcare Investors, Inc., REIT                      41,841
     1,117   Parkway Properties, Inc., REIT                              42,468
    14,299   RAIT Financial Trust, REIT                                 127,261
     1,559   Realty Income Corp., REIT                                   38,196
     9,808   Resource Capital Corp., REIT                                89,449
     1,648   Senior Housing Properties Trust, REIT                       36,602
     3,019   Strategic Hotels & Resorts, Inc., REIT                      41,511
     2,734   Sunstone Hotel Investors, Inc., REIT                        52,630
     1,177   Weingarten Realty Investors, REIT                           40,606
     1,081   Zenith National Insurance Corp.                             43,618
--------------------------------------------------------------------------------
                                                                      3,043,810
--------------------------------------------------------------------------------
             Health Care - 3.0%
     5,570   Biovail Corp.(Canada)                                       65,336
     1,890   Bristol-Myers Squibb Co.                                    43,073
     3,164   LCA-Vision, Inc.(a)                                         26,293
     1,987   Pfizer, Inc.                                                38,468
--------------------------------------------------------------------------------
                                                                        173,170
--------------------------------------------------------------------------------

See notes to financial statements.

                                               Annual Report | May 31, 2008 | 31

Claymore Exchange-Traded Fund Trust | Portfolio of Investments continued

 Number of
    Shares   Description                                                  Value
--------------------------------------------------------------------------------
             Industrials - 7.3%
     1,956   Diana Shipping, Inc.(Marshall Islands) (a)            $     68,440
     1,828   Eagle Bulk Shipping, Inc.(Marshall Islands)                 60,946
     4,343   Euroseas Ltd.(Marshall Islands)                             67,838
       763   Genco Shipping & Trading, Ltd.(Marshall Islands)            53,593
     1,582   Macquarie Infrastructure Co.LLC                             52,586
     3,664   Paragon Shipping, Inc.- Class A (Marshall Islands)          78,043
     1,530   Seaspan Corp.(Marshall Islands)                             41,295
--------------------------------------------------------------------------------
                                                                        422,741
--------------------------------------------------------------------------------
             Information Technology - 0.8%
     4,057   United Online, Inc.                                         49,617
--------------------------------------------------------------------------------
             Materials - 1.5%
     1,756   Packaging Corp.of America                                   45,726
       373   Southern Copper Corp.                                       41,116
--------------------------------------------------------------------------------
                                                                         86,842
--------------------------------------------------------------------------------
             Telecommunication Services - 4.2%
     3,477   Alaska Communications Systems Group, Inc.                   44,992
     1,285   Cellcom Islrael, Ltd.(Israel)                               45,386
     4,658   Citizens Communications Co.                                 54,312
     3,302   Consolidated Communications Holdings, Inc.                  49,530
     3,876   Windstream Corp.                                            51,706
--------------------------------------------------------------------------------
                                                                        245,926
--------------------------------------------------------------------------------
             Utilities - 5.1%
       924   Ameren Corp.                                                41,996
       997   Consolidated Edison, Inc.                                   41,176
     1,004   DTE Energy Co.                                              44,417
     2,000   Empire District Electric Co.(The)                           41,360
     1,752   Great Plains Energy, Inc.                                   45,955
       879   Integrys Energy Group, Inc.                                 45,137
     1,133   Pinnacle West Capital Corp.                                 38,273
--------------------------------------------------------------------------------
                                                                        298,314
--------------------------------------------------------------------------------
             Total Common Stocks - 80.4%
             (Cost $4,848,665)                                        4,672,321
--------------------------------------------------------------------------------
             Closed-End Funds - 9.9%
     4,621   BlackRock Corporate High Yield Fund VI, Inc.                54,158
    10,413   BlackRock Debt Strategies Fund, Inc.                        60,187
     3,973   Calamos Convertible and High Income Fund                    56,893
     4,996   Evergreen Income Advantage Fund                             58,253
     2,976   ING Global Equity Dividend & Premium
             Opportunity Fund                                            52,616
     6,461   Neuberger Berman Real Estate Securities
             Income Fund,  Inc.                                          72,428
     4,516   Nicholas-Applegate Convertible & Income Fund                60,063

 Number of
    Shares   Description                                                  Value
--------------------------------------------------------------------------------
     3,821   Pioneer Floating Rate Trust                           $     55,863
     5,481   Western Asset High Income Fund II, Inc.                     54,700
     8,094   Western Asset High Income Opportunity Fund, Inc.            48,969
--------------------------------------------------------------------------------
             Total Closed-End Funds
             (Cost $580,499)                                            574,130
--------------------------------------------------------------------------------
             Master Limited Partnerships - 9.8%
             Energy - 5.6%
     1,876   Boardwalk Pipeline Partners LP (a)                          50,164
     1,006   Enbridge Energy Partners LP                                 50,602
     1,202   Energy Transfer Equity LP                                   39,029
       944   Energy Transfer Partners LP                                 45,642
     1,503   Enterprise Products Partners LP                             45,496
     1,751   Magellan Midstream Partners LP                              42,900
     1,402   Williams Partners LP                                        50,037
--------------------------------------------------------------------------------
                                                                        323,870
--------------------------------------------------------------------------------
             Financials - 2.7%
       640   AllianceBernstein Holding LP                                41,158
     2,815   Blackstone Group (The) LP (a)                               54,808
     5,180   KKR Financial Holdings LLC                                  62,989
--------------------------------------------------------------------------------
                                                                        158,955
--------------------------------------------------------------------------------
             Materials - 1.5%
       576   Terra Nitrogen Co.LP                                        84,551
--------------------------------------------------------------------------------
             Total Master Limited Partnerships - 9.8%
             (Cost $550,249)                                            567,376
--------------------------------------------------------------------------------
             Total Long-Term Investments - 100.1%
             (Cost $5,979,413)                                        5,813,827
--------------------------------------------------------------------------------

             Short-Term Investments - 8.4%

             Investments of Cash Collateral for
             Securities Loaned - 8.4%

             Money Market Funds - 8.4% (b)
   488,401   UBS Private Money Market Fund LLC, 2.48% (c)
             (Cost $488,401)                                            488,401
--------------------------------------------------------------------------------
             Total Investments - 108.5%
             (Cost $6,467,814)                                        6,302,228
             Liabilities in excess of Other Assets - (8.5%)            (492,574)
--------------------------------------------------------------------------------
             Net Assets - 100.0%                                   $  5,809,654
================================================================================

LP - Limited Partnership

LLC - Limited Liability Company

REIT - Real Estate Investment Trust

(a)   Security, or portion thereof, was on loan at May 31, 2008.

(b) At May 31, 2008, the total market value of the Fund's securities on loan was $458,307 and the total market value of the collateral held by the Fund was $488,401.

(c)   Interest rate shown reflects yield as of May 31, 2008.

See notes to financial statements.

32 | Annual Report | May 31, 2008

Claymore Exchange-Traded Fund Trust | Portfolio of Investments continued

MZN | Claymore/Morningstar Information Super Sector Index ETF

 Number of
    Shares   Description                                                  Value
--------------------------------------------------------------------------------
             Common Stocks - 99.5%
             Consumer Discretionary - 13.0%
        61   American Greetings Corp., Class A                     $      1,138
       105   Belo Corp., Class A                                          1,004
       283   Cablevision Systems Corp., Class A (a)                       7,672
        21   CBS Corp., Class A                                             452
       716   CBS Corp., Class B                                          15,451
       458   Charter Communications, Inc., Class A (a)                      728
       221   Citadel Broadcasting Corp.                                     389
        91   CKX, Inc.(a)                                                   962
       550   Clear Channel Communications, Inc.                          19,261
     2,371   Comcast Corp., Class A                                      53,348
     1,165   Comcast Corp., Special Class A                              25,968
        41   Cox Radio, Inc., Class A (a)                                   523
        14   Crown Media Holdings, Inc., Class A (a)                         70
       870   DIRECTV Group, Inc.(a)                                      24,447
       327   Discovery Holding Co., Class A (a)                           8,564
       253   DISH Network Corp., Class A (a)                              8,883
        83   DreamWorks Animation SKG, Inc., Class A (a)                  2,620
        39   Entercom Communications Corp., Class A                         378
        76   Entravision Communications Corp., Class A (a)                  406
        97   EW Scripps Co., Class A                                      4,569
       285   Gannett Co., Inc.                                            8,211
       157   Garmin Ltd.(Cayman Islands)                                  7,638
        43   GateHouse Media, Inc.                                          180
        60   Harte-Hanks, Inc.                                              813
        32   Hearst-Argyle Television, Inc.                                 681
        59   John Wiley & Sons, Inc., Class A                             2,788
        48   Lee Enterprises, Inc.                                          326
       220   Liberty Global, Inc., Series A (a)                           7,887
       203   Liberty Global, Inc., Series C (a)                           6,857
        33   Lin TV Corp., Class A (a)                                      302
        30   Martha Stewart Living Omnimedia, Class A (a)                   260
        67   McClatchy Co., Class A                                         590
       401   McGraw-Hill Cos., Inc.                                      16,637
        25   Media General, Inc., Class A                                   381
        66   Mediacom Communications Corp., Class A (a)                     410
        46   Meredith Corp.                                               1,509
        18   Morningstar, Inc.(a) (b)                                     1,277
       172   New York Times Co., Class A                                  2,996
     2,230   News Corp., Class A                                         40,029
       533   News Corp., Class B                                          9,914
        41   Scholastic Corp.(a)                                          1,275

 Number of
    Shares   Description                                                  Value
--------------------------------------------------------------------------------
        60   Sinclair Broadcast Group, Inc., Class A               $        538
     1,590   Sirius Satellite Radio, Inc.(a)                              4,007
       187   Time Warner Cable, Inc., Class A (a)                         5,591
     4,477   Time Warner, Inc.                                           71,095
        15   Viacom, Inc., Class A (a)                                      541
       670   Viacom, Inc., Class B (a)                                   23,999
       356   Virgin Media, Inc.                                           5,586
     2,177   Walt Disney Co.                                             73,147
        55   Warner Music Group Corp.                                       494
         7   Washington Post Co., Class B                                 4,399
        24   World Wrestling Entertainment, Inc., Class A                   400
       389   XM Satellite Radio Holdings, Inc., Class A (a)               4,135
--------------------------------------------------------------------------------
                                                                        481,726
--------------------------------------------------------------------------------
             Energy - 0.0%
        71   BPZ Resources, Inc.(a)                                       1,615
--------------------------------------------------------------------------------
             Financials - 0.1%
        58   MSCI, Inc., Class A (a)                                      2,062
--------------------------------------------------------------------------------
             Health Care - 0.2%
        66   Allscripts Healthcare Solutions, Inc.(a)                       820
        78   Cerner Corp.(a)                                              3,539
        57   Eclipsys Corp.(a)                                            1,163
        42   Omnicell, Inc.(a)                                              558
        54   Trizetto Group (a)                                           1,159
--------------------------------------------------------------------------------
                                                                          7,239
--------------------------------------------------------------------------------
             Industrials - 1.1%
        54   Belden, Inc.                                                 2,262
        31   ESCO Technologies, Inc.(a)                                   1,597
        36   Esterline Technologies Corp.(a)                              2,229
        43   First Solar, Inc.(a)                                        11,504
       152   L-3 Communications Holdings, Inc.                           16,323
        56   MasTec, Inc.(a)                                                660
        22   Raven Industries, Inc.                                         831
        45   Sunpower Corp., Class A (a)                                  3,686
        72   Thomas & Betts Corp.(a)                                      3,058
--------------------------------------------------------------------------------
                                                                         42,150
--------------------------------------------------------------------------------
             Information Technology - 69.2%
       473   3Com Corp.(a)                                                1,192
       733   Accenture Ltd., Class A (Bermuda)                           29,921
        45   ACI Worldwide, Inc.(a)                                         783
        29   Acme Packet, Inc.(a)                                           261
       355   Activision, Inc.(a)                                         11,981
       141   ADC Telecommunications, Inc.(a)                              2,219
       677   Adobe Systems, Inc.(a)                                      29,829

See notes to financial statements.

                                               Annual Report | May 31, 2008 | 33

Claymore Exchange-Traded Fund Trust | Portfolio of Investments continued

 Number of
    Shares   Description                                                  Value
--------------------------------------------------------------------------------
             Information Technology (continued)
        74   Adtran, Inc.                                          $      1,842
       674   Advanced Micro Devices, Inc.(a)                              4,637
        22   Advent Software, Inc.(a)                                       945
       115   Affiliated Computer Services, Inc., Class A (a)              6,233
       456   Agilent Technologies, Inc.(a)                               17,050
       203   Akamai Technologies, Inc.(a)                                 7,927
       378   Altera Corp.                                                 8,747
       238   Amdocs Ltd.(Guernsey) (a)                                    7,690
       124   Amkor Technology, Inc.(a)                                    1,322
       220   Amphenol Corp., Class A                                     10,259
        74   Anadigics, Inc.(a)                                             915
       361   Analog Devices, Inc.                                        12,675
        17   Ansoft Corp.(a)                                                620
        95   Ansys, Inc.(a)                                               4,493
     1,079   Apple, Inc.(a)                                             203,661
     1,666   Applied Materials, Inc.                                     33,003
        84   Applied Micro Circuits Corp.(a)                                824
        92   Ariba, Inc.(a)                                               1,365
       160   Arris Group, Inc.(a)                                         1,498
        41   Aruba Networks, Inc.(a)                                        257
        69   Atheros Communications, Inc.(a)                              2,306
       509   Atmel Corp.(a)                                               2,275
        42   ATMI, Inc.(a)                                                1,257
       281   Autodesk, Inc.(a)                                           11,566
        49   Avid Technology, Inc.(a)                                     1,052
        61   Avocent Corp.(a)                                             1,204
        62   AVX Corp.                                                      826
       242   BearingPoint, Inc.(a)                                          329
        87   Benchmark Electronics, Inc.(a)                               1,546
        21   Black Box Corp.                                                603
        39   Blue Coat Systems, Inc.(a)                                     707
       239   BMC Software, Inc.(a)                                        9,584
        60   Brightpoint, Inc.(a)                                           591
       587   Broadcom Corp., Class A (a)                                 16,841
       476   Brocade Communications Systems, Inc.(a)                      3,837
        85   Brooks Automation, Inc.(a)                                     866
       504   CA, Inc.                                                    13,376
        29   Cabot Microelectronics Corp.(a)                              1,076
       333   Cadence Design Systems, Inc.(a)                              3,869
        25   Cavium Networks, Inc.(a)                                       651
       219   Check Point Software Technologies (Israel) (a)               5,438
       102   Ciena Corp.(a)                                               3,117

 Number of
    Shares   Description                                                  Value
--------------------------------------------------------------------------------
     7,352   Cisco Systems, Inc.(a)                                $    196,445
       232   Citrix Systems, Inc.(a)                                      7,941
        55   CMGI, Inc.(a)                                                  824
       165   CNET Networks, Inc.(a)                                       1,889
        48   Cogent, Inc.(a)                                                575
        49   Cognex Corp.                                                 1,365
       351   Cognizant Technology Solutions Corp., Class A (a)           12,383
        78   CommScope, Inc.(a)                                           4,278
        39   Commvault Systems, Inc.(a)                                     683
       195   Computer Sciences Corp.(a)                                   9,584
       349   Compuware Corp.(a)                                           3,556
        28   Comtech Telecommunications Corp.(a)                          1,296
        52   Concur Technologies, Inc.(a)                                 1,907
       585   Conexant Systems, Inc.(a)                                      269
     1,942   Corning, Inc.                                               53,094
       101   Cree, Inc.(a)                                                2,567
        53   CSG Systems International, Inc.(a)                             704
        38   Cymer, Inc.(a)                                               1,175
       211   Cypress Semiconductor Corp.(a)                               5,883
        30   Data Domain, Inc.(a)                                           720
        53   DealerTrack Holdings, Inc.(a)                                1,115
     2,439   Dell, Inc.(a)                                               56,243
        79   Diebold, Inc.                                                3,117
        36   Diodes, Inc.(a)                                              1,016
        49   Dycom Industries, Inc.(a)                                      840
       147   Earthlink, Inc.(a)                                           1,411
        38   Echelon Corp.(a)                                               561
       394   Electronic Arts, Inc.(a)                                    19,779
       618   Electronic Data Systems Corp.                               15,135
        69   Electronics for Imaging, Inc.(a)                             1,143
     2,605   EMC Corp./Massachusetts (a)                                 45,431
       104   Emulex Corp.(a)                                              1,458
       140   Entegris, Inc.(a)                                            1,077
        63   Epicor Software Corp.(a)                                       541
        13   ExlService Holdings, Inc.(a)                                   259
       102   F5 Networks, Inc.(a)                                         3,065
       149   Fairchild Semiconductor International, Inc.(a)               2,235
        42   FEI Co.(a)                                                     984
       298   Finisar Corp.(a)                                               548
        59   Formfactor, Inc.(a)                                          1,288
       162   Foundry Networks, Inc.(a)                                    2,203
       114   Harmonic, Inc.(a)                                            1,097
       169   Harris Corp.                                                11,117

See notes to financial statements.

34 | Annual Report | May 31, 2008

Claymore Exchange-Traded Fund Trust | Portfolio of Investments continued

 Number of
    Shares   Description                                                  Value
--------------------------------------------------------------------------------
             Information Technology (continued)
        28   Harris Stratex Networks, Inc., Class A (a)            $        315
        32   Heartland Payment Systems, Inc.                                826
     3,181   Hewlett-Packard Co.                                        149,698
        20   Hittite Microwave Corp.(a)                                     799
        42   Imation Corp.                                                1,099
        89   Infinera Corp.(a)                                            1,271
       104   Informatica Corp.(a)                                         1,872
        40   Infospace, Inc.                                                365
       236   Integrated Device Technology, Inc.(a)                        2,662
     7,176   Intel Corp.                                                166,340
        56   nterDigital, Inc.(a)                                         1,399
     1,684   International Business Machines Corp.                      217,960
        86   International Rectifier Corp.(a)                             1,993
       161   Intersil Corp., Class A                                      4,487
        48   Interwoven, Inc.(a)                                            644
       376   Intuit, Inc.(a)                                             10,889
        23   IPG Photonics Corp.(a)                                         462
        42   Itron, Inc.(a)                                               4,098
        43   Ixia (a)                                                       348
        59   j2 Global Communications, Inc.(a)                            1,565
       216   Jabil Circuit, Inc.                                          2,748
        36   JDA Software Group, Inc.(a)                                    734
       261   JDS Uniphase Corp.(a)                                        3,229
       637   Juniper Networks, Inc.(a)                                   17,530
       222   Kla-Tencor Corp.                                            10,239
        33   Knot, Inc.(a)                                                  383
        81   L-1 Identity Solutions, Inc.(a)                              1,283
       150   Lam Research Corp.(a)                                        6,105
       172   Lawson Software, Inc.(a)                                     1,500
       113   Lexmark International, Inc., Class A (a)                     4,165
       252   Linear Technology Corp.                                      9,266
        27   Littelfuse, Inc.(a)                                          1,020
       859   LSI Corp.(a)                                                 6,245
       100   Macrovision Solutions Corp.(a)                               1,353
        32   Manhattan Associates, Inc.(a)                                  813
        23   Mantech International Corp., Class A (a)                     1,160
       564   Marvell Technology Group Ltd.(Bermuda) (a)                   9,791
       194   McAfee, Inc.(a)                                              7,032
       280   MEMC Electronic Materials, Inc.(a)                          19,225
       102   Mentor Graphics Corp.(a)                                     1,188
        68   Micrel, Inc.                                                   653
       232   Microchip Technology, Inc.                                   8,547

 Number of
    Shares   Description                                                  Value
--------------------------------------------------------------------------------
       926   Micron Technology, Inc.(a)                            $      7,473
        98   Micros Systems, Inc.(a)                                      3,231
        85   Microsemi Corp.(a)                                           2,329
    10,275   Microsoft Corp.                                            290,988
        61   MKS Instruments, Inc.(a)                                     1,437
        81   Molex, Inc.                                                  2,255
        92   Molex, Inc., Class A                                         2,433
        28   Monolithic Power Systems, Inc.(a)                              678
     2,770   Motorola, Inc.                                              25,844
        70   National Instruments Corp.                                   2,223
       319   National Semiconductor Corp.                                 6,715
       220   NCR Corp.(a)                                                 5,821
       434   NetApp, Inc.(a)                                             10,581
        41   Netgear, Inc.(a)                                               779
        22   Netlogic Microsystems, Inc.(a)                                 831
        97   NeuStar, Inc., Class A (a)                                   2,269
        39   Novatel Wireless, Inc.(a)                                      402
       424   Novell, Inc.(a)                                              3,002
       142   Novellus Systems, Inc.(a)                                    3,392
       213   Nuance Communications, Inc.(a)                               4,200
       678   Nvidia Corp.(a)                                             16,747
        65   Omnivision Technologies, Inc.(a)                             1,053
       440   ON Semiconductor Corp.(a)                                    4,352
        26   Opnext, Inc.(a)                                                151
     4,849   Oracle Corp.(a)                                            110,751
        40   Orbotech Ltd.(Israel) (a)                                      685
       114   Palm, Inc.                                                     691
       137   Parametric Technology Corp.(a)                               2,573
       105   Perot Systems Corp., Class A (a)                             1,735
        57   Plantronics, Inc.                                            1,385
        55   Plexus Corp.(a)                                              1,553
       255   PMC - Sierra, Inc.(a)                                        2,170
       110   Polycom, Inc.(a)                                             2,741
       135   Powerwave Technologies, Inc.(a)                                544
        49   Progress Software Corp.(a)                                   1,526
       167   QLogic Corp.(a)                                              2,637
     1,997   Qualcomm, Inc.                                              96,934
        20   Quality Systems, Inc.                                          659
       249   Quantum Corp.(a)                                               426
        66   Quest Software, Inc.(a)                                      1,123
       121   Rambus, Inc.(a)                                              2,500
       232   Red Hat, Inc.(a)                                             5,652
       319   RF Micro Devices, Inc.(a)                                    1,276

See notes to financial statements.

                                               Annual Report | May 31, 2008 | 35

Claymore Exchange-Traded Fund Trust | Portfolio of Investments continued

 Number of
    Shares   Description                                                  Value
--------------------------------------------------------------------------------
             Information Technology (continued)
        65   Riverbed Technology, Inc.(a)                           $    1,167
       120   Salesforce.com, Inc.(a)                                     8,677
       277   SanDisk Corp.(a)                                            7,842
       639   Sanmina-SCI Corp.(a)                                          958
        98   Sapient Corp.(a)                                              647
        34   SAVVIS, Inc.(a)                                               567
       655   Seagate Technology (Cayman Islands)                        14,030
        76   Semtech Corp.(a)                                            1,332
        10   ShoreTel, Inc.(a)                                              54
        34   Sigma Designs, Inc.(a)                                        629
        66   Silicon Laboratories, Inc.(a)                               2,432
        66   SiRF Technology Holdings, Inc.(a)                             480
       192   Skyworks Solutions, Inc.(a)                                 1,983
        66   Solera Holdings, Inc.(a)                                    1,800
       324   Sonus Networks, Inc.(a)                                     1,390
       100   Spansion, Inc., Class A (a)                                   315
        22   SPSS, Inc.(a)                                                 866
        27   Standard Microsystems Corp.(a)                                880
        39   Starent Networks Corp.(a)                                     683
       974   Sun Microsystems, Inc.(a)                                  12,613
       109   Sybase, Inc.(a)                                             3,490
       226   Sycamore Networks, Inc.(a)                                    766
        40   SYKES Enterprises, Inc.(a)                                    828
     1,058   Symantec Corp.(a)                                          22,990
        31   Synaptics, Inc.(a)                                          1,326
       173   Synopsys, Inc.(a)                                           4,559
        87   Take-Two Interactive Software, Inc.(a)                      2,355
        22   Taleo Corp., Class A (a)                                      435
        72   Tekelec (a)                                                 1,209
       481   Tellabs, Inc.(a)                                            2,617
       212   Teradyne, Inc.(a)                                           2,913
        56   Tessera Technologies, Inc.(a)                               1,180
     1,644   Texas Instruments, Inc.                                    53,397
        79   THQ, Inc.(a)                                                1,695
       249   TIBCO Software, Inc.(a)                                     1,922
       149   Trimble Navigation Ltd.(a)                                  5,936
       165   TriQuint Semiconductor, Inc.(a)                             1,099
       603   Tyco Electronics Ltd.(Bermuda)                             24,192
        30   Ultimate Software Group, Inc.(a)                            1,135
       416   Unisys Corp.(a)                                             2,105
        80   United Online, Inc.                                           978
        93   Varian Semiconductor Equipment Associates, Inc.(a)          3,537

 Number of
    Shares   Description                                                  Value
--------------------------------------------------------------------------------
        32   Vasco Data Security International, Inc.(a)             $       415
        79   VeriFone Holdings, Inc.(a)                                   1,160
       270   VeriSign, Inc.(a)                                           10,811
        33   Viasat, Inc.(a)                                                711
       203   Vishay Intertechnology, Inc.(a)                              2,046
        54   Websense, Inc.(a)                                              950
       269   Western Digital Corp.(a)                                    10,096
        97   Wind River Systems, Inc.(a)                                  1,050
       359   Xilinx, Inc.                                                 9,765
     1,567   Yahoo!, Inc.(a)                                             41,933
        83   Zebra Technologies Corp., Class A (a)                        3,121
        59   Zoran Corp.(a)                                                 863
--------------------------------------------------------------------------------
                                                                      2,566,845
--------------------------------------------------------------------------------
             Telecommunication Services - 15.9%
        51   Alaska Communications Systems Group, Inc.                      660
       508   American Tower Corp., Class A (a)                           23,226
     7,438   AT&T, Inc.                                                 296,776
        25   Cbeyond, Inc.(a)                                               464
        82   Centennial Communications Corp.(a)                             621
       135   CenturyTel, Inc.                                             4,780
       294   Cincinnati Bell, Inc.(a)                                     1,238
       412   Citizens Communications Co.                                  4,804
        87   Clearwire Corp., Class A (a)                                 1,233
        59   Cogent Communications Group, Inc.(a)                           971
       349   Crown Castle International Corp.(a)                         14,829
       186   Embarq Corp.                                                 8,801
       100   Fairpoint Communications, Inc.                                 900
        55   General Communication, Inc., Class A (a)                       405
        27   Global Crossing Ltd.(Bermuda) (a)                              489
       108   Globalstar, Inc.(a)                                            315
        60   IDT Corp., Class B (a)                                         214
        38   Iowa Telecommunications Services, Inc.                         730
        59   Leap Wireless International, Inc.(a)                         3,390
     1,870   Level 3 Communications, Inc.(a)                              6,414
       223   MetroPCS Communications, Inc.(a)                             4,736
       210   NII Holdings, Inc.(a)                                       10,542
        34   NTELOS Holdings Corp.                                          949
        99   PAETEC Holding Corp.(a)                                        875
     1,800   Qwest Communications International, Inc.                     8,730
       121   SBA Communications Corp., Class A (a)                        4,504
        28   Shenandoah Telecom Co.                                         459
     3,434   Sprint Nextel Corp.                                         32,142

See notes to financial statements.

36 | Annual Report | May 31, 2008

Claymore Exchange-Traded Fund Trust | Portfolio of Investments continued

 Number of
    Shares   Description                                                  Value
--------------------------------------------------------------------------------
             Telecommunication Services (continued)
        34   Syniverse Holdings, Inc.(a)                            $       733
        65   Telephone & Data Systems, Inc.                               3,099
        64   Telephone & Data Systems, Inc., Special Shares               2,810
        75   TerreStar Corp.(a)                                             364
       179   Time Warner Telecom, Inc., Class A (a)                       3,347
        19   US Cellular Corp.(a)                                         1,190
     3,578   Verizon Communications, Inc.                               137,646
       592   Windstream Corp.                                             7,897
--------------------------------------------------------------------------------
                                                                        591,283
--------------------------------------------------------------------------------
             Total Common Stocks - 99.5%
             (Cost $3,733,300)                                        3,692,920
--------------------------------------------------------------------------------

             Tracking Stocks (c) - 0.5%

             Consumer Discretionary - 0.4%
       604   Liberty Media Corp.- Entertainment Series A (a)             16,308
--------------------------------------------------------------------------------
             Financials - 0.1%
       151   Liberty Media Corp.- Capital Series A (a)                    2,238
--------------------------------------------------------------------------------
             Total Tracking Stocks - 0.5%
             (Cost $16,507)                                              18,546
--------------------------------------------------------------------------------
             Total Investments - 100.0%
             (Cost $3,749,807)                                        3,711,466
             Liabilities in excess of Other Assets - (0.0%)              (1,295)
--------------------------------------------------------------------------------
             Net Assets - 100.0%                                    $ 3,710,171
================================================================================

(a)   Non-income producing security.

(b) Affiliate due to Fund's licensing agreement with Licensor. Security represents less than 0.1% of net assets.

(c) A tracking stock is a security issued by a parent company to track the performance of a subsidiary,division or line of business.

Securities are classified by sectors that represent broad groupings of related industries.

See notes to financial statements.

                                               Annual Report | May 31, 2008 | 37

Claymore Exchange-Traded Fund Trust | Portfolio of Investments continued

MZG | Claymore/Morningstar Manufacturing Super Sector Index ETF

 Number of
    Shares   Description                                                  Value
--------------------------------------------------------------------------------
             Common Stocks - 99.6%

             Consumer Discretionary - 4.3%
        15   Aftermarket Technology Corp.(a)                        $       336
        30   American Axle & Manufacturing Holdings, Inc.                   558
        48   ArvinMeritor, Inc.                                             719
        46   Black & Decker Corp.                                         2,976
        10   Blue Nile, Inc.(a)                                             533
        20   Blyth, Inc.                                                    389
       102   BorgWarner, Inc.                                             5,274
        30   Brown Shoe Co., Inc.                                           507
        62   Brunswick Corp.                                                849
        46   Callaway Golf Co.                                              584
        35   Carter's, Inc.(a)                                              522
        23   Central European Distribution Corp.(a)                       1,641
         7   Churchill Downs, Inc.                                          299
        30   Cinemark Holdings, Inc.                                        434
       258   Coach, Inc.(a)                                               9,365
        11   Columbia Sportswear Co.                                        482
         9   Deckers Outdoor Corp.(a)                                     1,230
        13   Drew Industries, Inc.(a)                                       286
        11   DSW, Inc.- Class A (a)                                         162
       201   Eastman Kodak Co.                                            3,079
        21   Ethan Allen Interiors, Inc.                                    589
     1,509   Ford Motor Co.(a)                                           10,261
       123   Fortune Brands, Inc.                                         8,546
        33   Fossil, Inc.(a)                                              1,046
       348   General Motors Corp.                                         5,951
        98   Gentex Corp.                                                 1,721
       170   Goodyear Tire & Rubber Co.(The) (a)                          4,320
        37   Guess ?, Inc.                                                1,511
       173   Harley-Davidson, Inc.                                        7,192
        37   Harman International Industries, Inc.                        1,655
        98   Hasbro, Inc.                                                 3,552
        39   Iconix Brand Group, Inc.(a)                                    566
        21   International Speedway Corp.- Class A                          932
        19   Jakks Pacific, Inc.(a)                                         448
        48   Jarden Corp.(a)                                                900
       423   Johnson Controls, Inc.                                      14,407
        75   Jones Apparel Group, Inc.                                    1,261
        18   K-Swiss, Inc.- Class A                                         288
        44   Lear Corp.(a)                                                1,133
       123   Leggett & Platt, Inc.                                        2,349
        24   Life Time Fitness, Inc.(a)                                     960
        51   Live Nation, Inc.(a)                                           773

 Number of
    Shares   Description                                                  Value
--------------------------------------------------------------------------------
        87   LKQ Corp.(a)                                           $     1,928
        39   Marvel Entertainment, Inc.(a)                                1,327
       255   Mattel, Inc.                                                 5,136
        22   Matthews International Corp.- Class A                        1,047
        21   Modine Manufacturing Co.                                       331
        38   Mohawk Industries, Inc.(a)                                   2,853
        14   Movado Group, Inc.                                             311
       195   Newell Rubbermaid, Inc.                                      3,916
       262   Nike, Inc.- Class B                                         17,913
        23   NutriSystem, Inc.                                              472
        40   Phillips-Van Heusen                                          1,817
        24   Polaris Industries, Inc.                                     1,145
        42   Polo Ralph Lauren Corp.                                      2,934
        35   Pool Corp.                                                     721
        85   Quiksilver, Inc.(a)                                            726
        14   RC2 Corp.(a)                                                   270
        52   Regal Entertainment Group - Class A                            914
         8   Sauer-Danfoss, Inc.                                            249
        76   Sherwin-Williams Co.(The)                                    4,267
        22   Skechers U.S.A., Inc.- Class A (a)                             529
        40   Snap-On, Inc.                                                2,477
         9   Speedway Motorsports, Inc.                                     229
        57   Stanley Works (The)                                          2,769
        11   Steiner Leisure Ltd.(Bahamas) (a)                              425
        31   Tenneco, Inc.(a)                                               743
        26   Thor Industries, Inc.                                          701
        95   Tiffany & Co.                                                4,658
        35   Timberland Co.- Class A (a)                                    644
         2   Triarc Cos., Inc.- Class A                                      15
        25   Triarc Cos., Inc.- Class B                                     176
        36   TRW Automotive Holdings Corp.(a)                               898
        42   Tupperware Brands Corp.                                      1,609
        61   VF Corp.                                                     4,618
        88   Visteon Corp.(a)                                               356
        40   WABCO Holdings, Inc.                                         2,090
        32   Warnaco Group, Inc.(The) (a)                                 1,542
        55   Whirlpool Corp.                                              4,052
        38   Wolverine World Wide, Inc.                                   1,091
        33   Zale Corp.(a)                                                  719
--------------------------------------------------------------------------------
                                                                        179,204
--------------------------------------------------------------------------------

See notes to financial statements.

38 | Annual Report | May 31, 2008

Claymore Exchange-Traded Fund Trust | Portfolio of Investments continued

 Number of
    Shares   Description                                                  Value
--------------------------------------------------------------------------------
             Consumer Staples - 16.1%
        62   Alberto-Culver Co.                                     $     1,639
        62   Alliance One International, Inc.(a)                            373
     1,507   Altria Group, Inc.                                          33,546
        12   Andersons, Inc.(The)                                           508
       527   Anheuser-Busch Cos., Inc.                                   30,281
       422   Archer-Daniels-Midland Co.                                  16,753
       307   Avon Products, Inc.                                         11,991
        32   Bare Escentuals, Inc.(a)                                       642
         7   Boston Beer Co., Inc.(a)                                       278
        40   Brown-Forman Corp.- Class B                                  3,007
        95   Bunge Ltd.(Bermuda)                                         11,340
       199   Campbell Soup Co.                                            6,663
        29   Chiquita Brands International, Inc.(a)                         706
        45   Church & Dwight Co., Inc.                                    2,562
        97   Clorox Co.                                                   5,542
     1,551   Coca-Cola Co.(The)                                          88,810
       204   Coca-Cola Enterprises, Inc.                                  4,109
       372   Colgate-Palmolive Co.                                       27,662
       347   ConAgra Foods, Inc.                                          8,182
       132   Constellation Brands, Inc.- Class A (a)                      2,814
        51   Corn Products International, Inc.                            2,398
        57   Darling International, Inc.(a)                                 918
       106   Dean Foods Co.(a)                                            2,306
       137   Del Monte Foods Co.                                          1,193
        19   Elizabeth Arden, Inc.(a)                                       285
        40   Energizer Holdings, Inc.(a)                                  3,264
        74   Estee Lauder Cos., Inc.(The) - Class A                       3,522
        58   Flowers Foods, Inc.                                          1,632
        31   Fresh Del Monte Produce, Inc.(Cayman Islands) (a)              916
       241   General Mills, Inc.                                         15,231
        12   Green Mountain Coffee Roasters, Inc.(a)                        518
        27   Hain Celestial Group, Inc.(a)                                  777
        52   Hansen Natural Corp.(a)                                      1,624
       109   Hershey Co.(The)                                             4,272
       214   HJ Heinz Co.                                                10,681
        51   Hormel Foods Corp.                                           1,927
        10   J&J Snack Foods Corp.                                          291
        39   JM Smucker Co.(The)                                          2,059
       174   Kellogg Co.                                                  9,015
       306   Kimberly-Clark Corp.                                        19,523
     1,016   Kraft Foods, Inc.- Class A                                  33,000
        17   Lancaster Colony Corp.                                         557

 Number of
    Shares   Description                                                  Value
--------------------------------------------------------------------------------
        21   Lance, Inc.                                            $       439
        76   Loews Corp.                                                  5,514
        75   McCormick & Co., Inc.                                        2,818
       108   Molson Coors Brewing Co.- Class B                            6,264
        97   Pepsi Bottling Group, Inc.                                   3,145
        44   PepsiAmericas, Inc.                                          1,072
     1,178   PepsiCo., Inc.                                              80,457
        28   Pilgrim's Pride Corp.                                          728
     2,233   Procter & Gamble Co.                                       147,490
        18   Ralcorp.Holdings, Inc.(a)                                    1,080
       123   Reynolds American, Inc.                                      6,755
        12   Sanderson Farms, Inc.                                          599
       508   Sara Lee Corp.                                               7,000
        86   Smithfield Foods, Inc.(a)                                    2,691
        16   Tootsie Roll Industries, Inc.                                  410
        21   TreeHouse Foods, Inc.(a)                                       549
       202   Tyson Foods, Inc.- Class A                                   3,806
        18   Universal Corp.                                                893
         6   USANA Health Sciences, Inc.(a)                                 153
       111   UST, Inc.                                                    6,131
        22   Vector Group Ltd.                                              384
       157   WM Wrigley Jr Co.                                           12,109
--------------------------------------------------------------------------------
                                                                        663,804
--------------------------------------------------------------------------------
             Energy - 35.1%
        45   Alpha Natural Resources, Inc.(a)                             3,676
       336   Anadarko Petroleum Corp.                                    25,190
       236   Apache Corp.                                                31,638
       100   Arch Coal, Inc.                                              6,491
        24   Arena Resources, Inc.(a)                                     1,202
        17   Atlas America, Inc.                                          1,167
        20   ATP Oil & Gas Corp.(a)                                         853
        19   Atwood Oceanics, Inc.(a)                                     1,936
       221   Baker Hughes, Inc.                                          19,585
        16   Basic Energy Services, Inc.(a)                                 460
        24   Berry Petroleum Co.- Class A                                 1,296
        19   Bill Barrett Corp.(a)                                        1,023
       206   BJ Services Co.                                              6,221
        13   Bois d'Arc Energy, Inc.(a)                                     318
        15   Bristow Group, Inc.(a)                                         784
        67   Cabot Oil & Gas Corp.                                        4,037
        28   Cal Dive International, Inc.(a)                                391
       156   Cameron International Corp.(a)                               8,304
        14   CARBO Ceramics, Inc.                                           668

See notes to financial statements.

                                               Annual Report | May 31, 2008 | 39

Claymore Exchange-Traded Fund Trust | Portfolio of Investments continued

 Number of
    Shares   Description                                                  Value
--------------------------------------------------------------------------------
             Energy (continued)
        18   Carrizo Oil & Gas, Inc.(a)                             $     1,205
       349   Chesapeake Energy Corp.                                     19,115
     1,507   Chevron Corp.                                              149,419
        57   Cimarex Energy Co.                                           3,884
        15   Clean Energy Fuels Corp.(a)                                    224
        19   CNX Gas Corp.(a)                                               790
        29   Complete Production Services, Inc.(a)                          831
        30   Comstock Resources, Inc.(a)                                  1,721
     1,053   ConocoPhillips                                              98,034
       132   Consol Energy, Inc.                                         12,878
        32   Continental Resources, Inc.(a)                               2,053
        17   Core Laboratories N.V.(Netherlands) (a)                      2,326
        32   Crosstex Energy, Inc.                                        1,092
        45   Delta Petroleum Corp.(a)                                       995
       173   Denbury Resources, Inc.(a)                                   5,887
       301   Devon Energy Corp.                                          34,898
        46   Diamond Offshore Drilling, Inc.                              6,276
        59   Dresser-Rand Group, Inc.(a)                                  2,379
        19   Dril-Quip, Inc.(a)                                           1,108
       507   El Paso Corp.                                                9,912
        35   Encore Acquisition Co.(a)                                    2,338
       103   ENSCO International, Inc.                                    7,398
       177   EOG Resources, Inc.                                         22,768
        58   EXCO Resources, Inc.(a)                                      1,447
        46   Exterran Holdings, Inc.(a)                                   3,382
     3,890   Exxon Mobil Corp.                                          345,276
        92   FMC Technologies, Inc.(a)                                    6,610
        55   Forest Oil Corp.(a)                                          3,671
        31   Foundation Coal Holdings, Inc.                               2,069
        76   Frontier Oil Corp.                                           2,288
        60   Global Industries Ltd.(a)                                    1,035
        16   Goodrich Petroleum Corp.(a)                                    682
       127   Grey Wolf, Inc.(a)                                             994
        14   Gulfmark Offshore, Inc.(a)                                     940
        19   Gulfport Energy Corp.(a)                                       289
       633   Halliburton Co.                                             30,751
        57   Helix Energy Solutions Group, Inc.(a)                        2,202
        66   Helmerich & Payne, Inc.                                      4,135
        61   Hercules Offshore, Inc.(a)                                   2,069
       208   Hess Corp.                                                  25,544
        32   Holly Corp.                                                  1,358
        83   International Coal Group, Inc.(a)                              836

 Number of
    Shares   Description                                                  Value
--------------------------------------------------------------------------------
        59   ION Geophysical Corp.(a)                               $       967
        92   Key Energy Services, Inc.(a)                                 1,588
        10   Lufkin Industries, Inc.                                        798
       510   Marathon Oil Corp.                                          26,209
        55   Mariner Energy, Inc.(a)                                      1,798
        56   Massey Energy Co.                                            3,619
       127   Murphy Oil Corp.                                            11,767
       202   Nabors Industries Ltd.(Bermuda) (a)                          8,492
        10   NATCO Group, Inc.(a)                                           473
       295   National Oilwell VarCo., Inc.(a)                            24,579
       109   Newfield Exploration Co.(a)                                  6,893
       210   Noble Corp.(Cayman Islands)                                 13,259
       134   Noble Energy, Inc.                                          13,058
       591   Occidental Petroleum Corp.                                  54,331
        38   Oceaneering International, Inc.(a)                           2,712
        34   Oil States International, Inc.(a)                            1,986
        26   Parallel Petroleum Corp.(a)                                    546
        75   Parker Drilling Co.(a)                                         670
       108   Patterson-UTI Energy, Inc.                                   3,400
       195   Peabody Energy Corp.                                        14,414
        26   Penn Virginia Corp.                                          1,639
       154   PetroHawk Energy Corp.(a)                                    4,525
        10   Petroleum Development Corp.(a)                                 691
        84   Pioneer Natural Resources Co.                                6,030
        97   Plains Exploration & Production Co.(a)                       6,934
       119   Pride International, Inc.(a)                                 5,229
        76   Quicksilver Resources, Inc.(a)                               2,769
       107   Range Resources Corp.                                        7,036
        35   Rosetta Resources, Inc.(a)                                     943
        76   Rowan Cos., Inc.                                             3,355
        27   RPC, Inc.                                                      404
        59   SandRidge Energy, Inc.(a)                                    3,245
       869   Schlumberger Ltd.(Netherlands Antilles)                     87,882
        17   SEACOR Holdings, Inc.(a)                                     1,513
       144   Smith International, Inc.                                   11,364
       270   Southwestern Energy Co.(a)                                  11,972
       450   Spectra Energy Corp.                                        12,159
        43   St Mary Land & Exploration Co.                               2,191
        18   Stone Energy Corp.(a)                                        1,216
        84   Sunoco, Inc.                                                 3,735
        57   Superior Energy Services (a)                                 3,060
        21   Swift Energy Co.(a)                                          1,210
        50   Tetra Technologies, Inc.(a)                                  1,076

See notes to financial statements.

40 | Annual Report | May 31, 2008

Claymore Exchange-Traded Fund Trust | Portfolio of Investments continued

 Number of
    Shares   Description                                                  Value
--------------------------------------------------------------------------------
             Energy (continued)
        39   Tidewater, Inc.                                        $     2,665
       227   Transocean, Inc.(Cayman Islands)                            34,093
       107   Ultra Petroleum Corp.(Canada) (a)                            9,306
        32   Unit Corp.(a)                                                2,454
        74   USEC, Inc.(a)                                                  516
       394   Valero Energy Corp.                                         20,031
        14   Venoco, Inc.(a)                                                280
        11   VeraSun Energy Corp.(a)                                         75
        19   W&T Offshore, Inc.                                           1,059
        37   Warren Resources, Inc.(a)                                      500
       488   Weatherford International Ltd.(Bermuda) (a)                 22,267
        21   W-H Energy Services, Inc.(a)                                 1,796
        29   Whiting Petroleum Corp.(a)                                   2,712
       417   Williams Cos., Inc.                                         15,863
        19   World Fuel Services Corp.                                      458
       364   XTO Energy, Inc.                                            23,158
--------------------------------------------------------------------------------
                                                                      1,447,319
--------------------------------------------------------------------------------
             Financials - 0.4%
       137   Leucadia National Corp.                                      7,439
       121   Plum Creek Timber Co., Inc.- REIT                            5,645
        53   Rayonier, Inc.- REIT                                         2,515
         8   Tejon Ranch Co.(a)                                             319
--------------------------------------------------------------------------------
                                                                         15,918
--------------------------------------------------------------------------------
             Health Care - 0.1%
        83   PerkinElmer, Inc.                                            2,347
        11   SurModics, Inc.(a)                                             493
        23   West Pharmaceutical Services, Inc.                           1,091
--------------------------------------------------------------------------------
                                                                          3,931
--------------------------------------------------------------------------------
             Industrials - 21.9%
       480   3M Co.                                                      37,229
        25   AAR Corp.(a)                                                   482
        37   ACCO Brands Corp.(a)                                           568
        38   Actuant Corp.- Class A                                       1,387
        30   Acuity Brands, Inc.                                          1,598
        64   AGCO Corp.(a)                                                3,868
        18   Albany International Corp.- Class A                            623
        23   Alliant Techsystems, Inc.(a)                                 2,497
        27   American Superconductor Corp.(a)                               953
         6   Ameron International Corp.                                     688
        73   Ametek, Inc.                                                 3,745
        14   AO Smith Corp.                                                 506
        27   Applied Industrial Technologies, Inc.                          744

 Number of
    Shares   Description                                                  Value
--------------------------------------------------------------------------------
        12   Armstrong World Industries, Inc.(a)                    $       390
        11   Astec Industries, Inc.(a)                                      428
        65   Avery Dennison Corp.                                         3,353
        29   Baldor Electric Co.                                          1,021
        29   Barnes Group, Inc.                                             926
        65   BE Aerospace, Inc.(a)                                        2,272
       491   Boeing Co.                                                  40,640
        34   Brady Corp.- Class A                                         1,316
        52   Bucyrus International, Inc.- Class A                         3,681
        44   Carlisle Cos., Inc.                                          1,471
         7   Cascade Corp.                                                  353
       448   Caterpillar, Inc.                                           37,023
        34   Cenveo, Inc.(a)                                                397
        17   Ceradyne, Inc.(a)                                              733
        12   CIRCOR International, Inc.                                     641
        35   Clarcor, Inc.                                                1,520
       125   Cooper Industries Ltd.- Class A (Bermuda)                    5,829
        36   Crane Co.                                                    1,643
        11   Cubic Corp.                                                    278
       130   Cummins, Inc.                                                9,155
        30   Curtiss-Wright Corp.                                         1,545
       177   Danaher Corp.                                               13,838
       313   Deere & Co.                                                 25,459
       140   Dover Corp.                                                  7,571
        29   DRS Technologies, Inc.                                       2,285
        17   DynCorp.International, Inc.- Class A (a)                       291
       118   Eaton Corp.                                                 11,408
       569   Emerson Electric Co.                                        33,104
        27   Energy Conversion Devices, Inc.(a)                           1,714
        26   EnerSys (a)                                                    811
        15   EnPro Industries, Inc.(a)                                      602
        65   Evergreen Solar, Inc.(a)                                       676
        33   Federal Signal Corp.                                           445
        40   Flowserve Corp.                                              5,541
        11   Franklin Electric Co., Inc.                                    446
        36   Gardner Denver, Inc.(a)                                      1,910
        36   GenCorp., Inc.(a)                                              300
        37   General Cable Corp.(a)                                       2,620
       241   General Dynamics Corp.                                      22,208
     7,227   General Electric Co.                                       222,013
       103   Goodrich Corp.                                               6,675
        46   Graco., Inc.                                                 1,859
        73   GrafTech International Ltd.(a)                               1,927

See notes to financial statements.

                                               Annual Report | May 31, 2008 | 41

Claymore Exchange-Traded Fund Trust | Portfolio of Investments continued

 Number of
    Shares   Description                                                  Value
--------------------------------------------------------------------------------
             Industrials (continued)
        59   Harsco Corp.                                          $      3,736
         5   Heico Corp.                                                    254
        10   Heico Corp.- Class A                                           396
        44   Herman Miller, Inc.                                          1,091
        65   Hexcel Corp.(a)                                              1,720
        27   HNI Corp.                                                      677
       492   Honeywell International, Inc.                               29,333
        35   Hubbell, Inc.- Class B                                       1,637
        55   IDEX Corp.                                                   2,136
        17   II-VI, Inc.(a)                                                 665
        75   IKON Office Solutions, Inc.                                    907
       325   Illinois Tool Works, Inc.                                   17,452
       196   Ingersoll-Rand Co.Ltd.- Class A (Bermuda)                    8,632
        37   Interface, Inc.- Class A                                       524
       130   ITT Corp.                                                    8,580
        76   Joy Global, Inc.                                             6,401
        17   Kaman Corp.                                                    440
        19   Kaydon Corp.                                                 1,161
        55   Kennametal, Inc.                                             2,126
        34   Knoll, Inc.                                                    504
        28   Lincoln Electric Holdings, Inc.                              2,309
       233   Lockheed Martin Corp.                                       25,499
         9   M&F Worldwide Corp.(a)                                         322
        91   Manitowoc Co., Inc.(The)                                     3,540
       259   Masco Corp.                                                  4,802
       161   McDermott International, Inc.(Panama) (a)                    9,987
        12   Middleby Corp.(a)                                              685
        15   Mine Safety Appliances Co.                                     619
        24   Mobile Mini, Inc.(a)                                           580
        26   Moog, Inc.- Class A (a)                                      1,179
        25   Mueller Industries, Inc.                                       895
        20   Mueller Water Products, Inc.- Class A                          203
        60   Mueller Water Products, Inc.- Class B                          594
         4   NACCO Industries, Inc.- Class A                                347
        14   NCI Building Systems, Inc.(a)                                  437
        21   Nordson Corp.                                                1,509
       226   Northrop Grumman Corp.                                      17,054
        41   Orbital Sciences Corp.(a)                                    1,064
        50   Oshkosh Truck Corp.                                          2,020
        18   Otter Tail Corp.                                               676
        61   Owens Corning, Inc.(a)                                       1,576
       265   Paccar, Inc.                                                14,148

 Number of
    Shares   Description                                                  Value
--------------------------------------------------------------------------------
       120   Parker Hannifin Corp.                                 $     10,160
        12   Pike Electric Corp.(a)                                         187
       155   Pitney Bowes, Inc.                                           5,628
        98   Precision Castparts Corp.                                   11,838
       117   Quanta Services, Inc.(a)                                     3,749
       308   Raytheon Co.                                                19,669
        14   RBC Bearings, Inc.(a)                                          527
        22   Regal-Beloit Corp.                                           1,023
        18   Robbins & Myers, Inc.                                          729
        97   Rockwell Automation, Inc.                                    5,679
       132   Rockwell Collins, Inc.                                       8,101
        80   Roper Industries, Inc.                                       5,203
        13   School Specialty, Inc.(a)                                      408
        54   Shaw Group, Inc.(The) (a)                                    3,294
        26   Simpson Manufacturing Co., Inc.                                686
        71   Spirit Aerosystems Holdings, Inc.- Class A (a)               2,118
        39   SPX Corp.                                                    5,182
        46   Steelcase, Inc.- Class A                                       580
        14   Superior Essex, Inc.(a)                                        609
        22   Teledyne Technologies, Inc.(a)                               1,225
        27   Teleflex, Inc.                                               1,601
        12   Tennant Co.                                                    422
        72   Terex Corp.(a)                                               5,137
       196   Textron, Inc.                                               12,260
        52   Timken Co.                                                   1,905
        18   Titan International, Inc.                                      712
        28   Toro Co.                                                     1,094
        17   TransDigm Group, Inc.(a)                                       741
        19   Tredegar Corp.                                                 278
        55   Trinity Industries, Inc.                                     2,247
        12   Triumph Group, Inc.                                            746
       347   Tyco International Ltd.(Bermuda)                            15,681
        19   United Stationers, Inc.(a)                                     804
       665   United Technologies Corp.                                   47,242
        13   Universal Forest Products, Inc.                                441
        50   USG Corp.(a)                                                 1,702
        13   Valmont Industries, Inc.                                     1,493
        33   Wabtec Corp.                                                 1,537
        36   Walter Industries, Inc.                                      3,357
        17   Watsco, Inc.                                                   791
        22   Watts Water Technologies, Inc.- Class A                        624
        31   WESCO International, Inc.(a)                                 1,374
        42   Woodward Governor Co.                                        1,691
--------------------------------------------------------------------------------
                                                                        902,098
--------------------------------------------------------------------------------

See notes to financial statements.

42 | Annual Report | May 31, 2008

Claymore Exchange-Traded Fund Trust | Portfolio of Investments continued

 Number of
    Shares   Description                                                  Value
--------------------------------------------------------------------------------
             Information Technology - 0.6%
        24   Advanced Energy Industries, Inc.(a)                   $        380
        22   Anixter International, Inc.(a)                               1,430
        25   Daktronics, Inc.                                               505
        35   Dolby Laboratories, Inc.- Class A (a)                        1,680
       125   Flir Systems, Inc.(a)                                        4,928
        32   Intermec, Inc.(a)                                              723
        12   MTS Systems Corp.                                              454
        22   Rofin-Sinar Technologies, Inc.(a)                              779
        12   Rogers Corp.(a)                                                470
       118   SAIC, Inc.(a)                                                2,352
        18   Scansource, Inc.(a)                                            539
        28   Technitrol, Inc.                                               559
       664   Xerox Corp.                                                  9,017
--------------------------------------------------------------------------------
                                                                         23,816
--------------------------------------------------------------------------------
             Materials - 10.8%
       143   Air Products & Chemicals, Inc.                              14,575
        49   Airgas, Inc.                                                 2,899
        78   AK Steel Holding Corp.                                       5,538
        53   Albemarle Corp.                                              2,357
       585   Alcoa, Inc.                                                 23,745
        67   Allegheny Technologies, Inc.                                 5,025
        17   AMCOL International Corp.                                      525
        44   Aptargroup, Inc.                                             1,968
        17   Arch Chemicals, Inc.                                           647
        38   Ashland, Inc.                                                2,039
        70   Ball Corp.                                                   3,801
        72   Bemis Co., Inc.                                              1,915
        14   Brush Engineered Materials, Inc.(a)                            468
        42   Cabot Corp.                                                  1,346
        36   Carpenter Technology Corp.                                   1,987
       106   Celanese Corp.- Class A                                      5,162
        22   Century Aluminum Co.(a)                                      1,606
        35   CF Industries Holdings, Inc.                                 4,792
       165   Chemtura Corp.                                               1,440
        58   Cleveland-Cliffs, Inc.                                       6,189
       378   Coeur d'Alene Mines Corp.(a)                                 1,183
        81   Commercial Metals Co.                                        2,965
        22   Compass Minerals International, Inc.                         1,606
       112   Crown Holdings, Inc.(a)                                      3,231
        29   Cytec Industries, Inc.                                       1,832
         8   Deltic Timber Corp.                                            431
       678   Dow Chemical Co.(The)                                       27,391

 Number of
    Shares   Description                                                  Value
--------------------------------------------------------------------------------
        33   Eagle Materials, Inc.                                 $      1,183
        58   Eastman Chemical Co.                                         4,443
       149   Ecolab, Inc.                                                 6,680
       646   EI Du Pont de Nemours & Co.                                 30,950
        30   Ferro Corp.                                                    581
        50   FMC Corp.                                                    3,699
       274   Freeport-McMoRan Copper & Gold, Inc.                        31,705
        31   Glatfelter                                                     483
        16   Greif, Inc.- Class A                                         1,073
         7   Haynes International, Inc.(a)                                  478
        42   HB Fuller Co.                                                1,045
        82   Hecla Mining Co.(a)                                            740
        80   Hercules, Inc.                                               1,650
         3   Horsehead Holding Corp.(a)                                      42
        68   Huntsman Corp.                                               1,491
        57   International Flavors & Fragrances, Inc.                     2,392
       309   International Paper Co.                                      8,411
        10   Kaiser Aluminum Corp.                                          641
        11   Koppers Holdings, Inc.                                         475
         2   Kronos Worldwide, Inc.                                          44
        71   Louisiana-Pacific Corp.                                        862
        48   Lubrizol Corp.                                               2,693
        29   Martin Marietta Materials, Inc.                              3,384
       129   MeadWestvaco Corp.                                           3,319
        13   Minerals Technologies, Inc.                                    905
       389   Monsanto Co.                                                49,559
       105   Mosaic Co.(The) (a)                                         13,159
        99   Nalco Holding Co.                                            2,408
        10   NewMarket Corp.                                                783
       311   Newmont Mining Corp.                                        14,782
       188   Nucor Corp.                                                 14,062
        45   Olin Corp.                                                   1,013
        20   OM Group, Inc.(a)                                              870
       105   Owens-Illinois, Inc.(a)                                      6,008
        64   Packaging Corp.of America                                    1,667
        89   Pactiv Corp.(a)                                              2,192
        59   PolyOne Corp.(a)                                               457
       119   PPG Industries, Inc.                                         7,501
       227   Praxair, Inc.                                               21,579
        46   Reliance Steel & Aluminum Co.                                3,127
        25   Rock-Tenn Co.- Class A                                         892
        25   Rockwood Holdings, Inc.(a)                                     918
       107   Rohm & Haas Co.                                              5,776

See notes to financial statements.

                                               Annual Report | May 31, 2008 | 43

Claymore Exchange-Traded Fund Trust | Portfolio of Investments continued

 Number of
    Shares   Description                                                  Value
--------------------------------------------------------------------------------
             Materials (continued)
        18   Royal Gold, Inc.                                      $        553
        85   RPM International, Inc.                                      2,085
        16   RTI International Metals, Inc.(a)                              689
        15   Schnitzer Steel Industries, Inc.- Class A                    1,502
        16   Schulman A, Inc.                                               361
        29   Scotts Miracle-Gro Co.(The) - Class A                          818
       111   Sealed Air Corp.                                             2,704
        32   Sensient Technologies Corp.                                  1,006
        78   Sigma-Aldrich Corp.                                          4,583
        18   Silgan Holdings, Inc.                                        1,030
       174   Smurfit-Stone Container Corp.(a)                             1,171
        70   Sonoco Products Co.                                          2,423
       136   Steel Dynamics, Inc.                                         4,910
        30   Stillwater Mining Co.(a)                                       430
        64   Terra Industries, Inc.(a)                                    2,792
        19   Texas Industries, Inc.                                       1,385
        60   Titanium Metals Corp.                                        1,044
        84   United States Steel Corp.                                   14,508
         8   Valhi, Inc.                                                    250
        65   Valspar Corp.                                                1,466
        67   Vulcan Materials Co.                                         5,154
        13   Westlake Chemical Corp.                                        226
       151   Weyerhaeuser Co.                                             9,412
        47   Worthington Industries, Inc.                                   937
        39   WR Grace & Co.(a)                                            1,056
        19   Zoltek Cos., Inc.(a)                                           574
--------------------------------------------------------------------------------
                                                                        445,854
--------------------------------------------------------------------------------
             Utilities - 10.3%
       479   AES Corp.(The) (a)                                           9,331
        55   AGL Resources, Inc.                                          1,964
       120   Allegheny Energy, Inc.                                       6,570
        17   Allete, Inc.                                                   755
        78   Alliant Energy Corp.                                         2,928
       171   Ameren Corp.                                                 7,772
       283   American Electric Power Co., Inc.                           11,979
        12   American States Water Co.                                      405
        90   Aqua America, Inc.                                           1,537
       256   Aquila, Inc.(a)                                                975
        61   Atmos Energy Corp.                                           1,671
        36   Avista Corp.                                                   764
        26   Black Hills Corp.                                              916
        13   California Water Service Group                                 474

 Number of
    Shares   Description                                                  Value
--------------------------------------------------------------------------------
       198   Centerpoint Energy, Inc.                              $      3,354
        11   CH Energy Group, Inc.                                          417
        41   Cleco Corp.                                                  1,024
       154   CMS Energy Corp.                                             2,401
       194   Consolidated Edison, Inc.                                    8,012
       128   Constellation Energy Group, Inc.                            11,037
       413   Dominion Resources, Inc.                                    19,122
        78   DPL, Inc.                                                    2,217
       115   DTE Energy Co.                                               5,088
       901   Duke Energy Corp.                                           16,650
       275   Dynegy, Inc.- Class A (a)                                    2,591
       215   Edison International                                        11,444
        32   El Paso Electric Co.(a)                                        692
        24   Empire District Electric Co.(The)                              496
        46   Energen Corp.                                                3,448
       111   Energy East Corp.                                            2,809
       141   Entergy Corp.                                               17,029
        81   Equitable Resources, Inc.                                    5,689
       487   Exelon Corp.                                                42,856
       219   FirstEnergy Corp.                                           17,237
       267   FPL Group, Inc.                                             18,028
        59   Great Plains Energy, Inc.                                    1,548
        56   Hawaiian Electric Industries, Inc.                           1,477
        32   Idacorp, Inc.                                                  981
        52   Integrys Energy Group, Inc.                                  2,670
        34   ITC Holdings Corp.                                           1,855
        14   Laclede Group, Inc.(The)                                       560
       118   MDU Resources Group, Inc.                                    3,898
        14   MGE Energy, Inc.                                               481
       182   Mirant Corp.(a)                                              7,393
        48   National Fuel Gas Co.                                        2,895
        28   New Jersey Resources Corp.                                     933
        31   NiCor, Inc.                                                  1,266
       192   NiSource, Inc.                                               3,473
       108   Northeast Utilities                                          2,820
        19   Northwest Natural Gas Co.                                      866
        24   NorthWestern Corp.                                             636
       168   NRG Energy, Inc.(a)                                          6,987
        73   NSTAR                                                        2,448
        63   OGE Energy Corp.                                             2,114
        71   Oneok, Inc.                                                  3,554
        12   Ormat Technologies, Inc.                                       601
       140   Pepco Holdings, Inc.                                         3,786

See notes to financial statements.

44 | Annual Report | May 31, 2008

Claymore Exchange-Traded Fund Trust | Portfolio of Investments continued

 Number of
    Shares   Description                                                  Value
--------------------------------------------------------------------------------
             Utilities (continued)
       280   PG&E Corp.                                            $     11,085
        48   Piedmont Natural Gas Co.                                     1,297
        70   Pinnacle West Capital Corp.                                  2,365
        47   PNM Resources, Inc.                                            698
        43   Portland General Electric Co.                                1,007
       267   PPL Corp.                                                   13,700
       185   Progress Energy, Inc.                                        7,911
       365   Public Service Enterprise Group, Inc.                       16,155
        80   Puget Energy, Inc.                                           2,239
       124   Questar Corp.                                                7,963
       244   Reliant Energy, Inc.(a)                                      6,237
        74   SCANA Corp.                                                  2,970
       163   Sempra Energy                                                9,423
       165   Sierra Pacific Resources                                     2,239
         9   SJW Corp.                                                      280
        20   South Jersey Industries, Inc.                                  765
       545   Southern Co.                                                19,729
        69   Southern Union Co.                                           1,835
        29   Southwest Gas Corp.                                            904
       143   TECO Energy, Inc.                                            2,913
        72   UGI Corp.                                                    1,943
        16   UIL Holdings Corp.                                             518
        24   Unisource Energy Corp.                                         814
        52   Vectren Corp.                                                1,534
        70   Westar Energy, Inc.                                          1,680
        34   WGL Holdings, Inc.                                           1,186
        82   Wisconsin Energy Corp.                                       3,939
       303   Xcel Energy, Inc.                                            6,457
--------------------------------------------------------------------------------
                                                                        422,710
--------------------------------------------------------------------------------
             Total Common Stock - 99.6%
             (Cost $3,712,491)                                        4,104,654
--------------------------------------------------------------------------------

             Exchange-Traded Funds - 0.3%
        75   SPDR Trust Series 1
             (Cost $10,526)                                              10,526
--------------------------------------------------------------------------------
             Total Investments - 99.9%
             (Cost $3,723,017)                                        4,115,180

             Other Assets in Excess of Liabilities - 0.1%                 5,973
--------------------------------------------------------------------------------
             Net Assets - 100.0%                                   $  4,121,153
================================================================================

REIT - Real Estate Investment Trust

(a)  Non-income producing security.

See notes to financial statements.

                                               Annual Report | May 31, 2008 | 45

Claymore Exchange-Traded Fund Trust | Portfolio of Investments continued

MZO | Claymore/Morningstar Services Super Sector Index ETF

 Number of
    Shares   Description                                                  Value
-------------------------------------------------------------------------------
             Common Stocks - 99.4%

             Consumer Discretionary - 11.9%
        12   1-800-FLOWERS.COM, Inc.- Class A (a)                     $      99
        29   99 Cents Only Stores (a)                                       243
        25   Aaron Rents, Inc.                                              560
        47   Abercrombie & Fitch Co.- Class A                             3,412
        58   Advance Auto Parts, Inc.                                     2,337
        42   Aeropostale, Inc.(a)                                         1,467
       164   Amazon.com, Inc.(a)                                         13,386
       102   American Eagle Outfitters, Inc.                              1,858
        13   Ameristar Casinos, Inc.                                        232
        38   AnnTaylor Stores Corp.(a)                                    1,040
        75   Apollo Group, Inc.- Class A (a)                              3,584
        16   Arbitron, Inc.                                                 798
        18   Asbury Automotive Group, Inc.                                  296
        83   AutoNation, Inc.(a)                                          1,311
        24   Autozone, Inc.(a)                                            3,037
        26   Bally Technologies, Inc.(a)                                  1,170
        29   Barnes & Noble, Inc.                                           885
        13   Bebe Stores, Inc.                                              149
       150   Bed Bath & Beyond, Inc.(a)                                   4,779
       187   Best Buy Co., Inc.                                           8,731
        61   Big Lots, Inc.(a)                                            1,895
        59   Blockbuster, Inc.- Class A (a)                                 192
        33   Blockbuster, Inc.- Class B (a)                                  84
        20   Bob Evans Farms, Inc.                                          582
        32   Borders Group, Inc.                                            196
        31   Boyd Gaming Corp.                                              494
        62   Brinker International, Inc.                                  1,360
         8   Buckle, Inc.(The)                                              367
        39   Burger King Holdings, Inc.                                   1,113
        24   Cabela's, Inc.(a)                                              332
         6   Capella Education Co.(a)                                       389
        51   Career Education Corp.(a)                                      933
       117   Carmax, Inc.(a)                                              2,300
       232   Carnival Corp.(Panama)                                       9,294
        17   Cato Corp.(The) - Class A                                      267
        14   CBRL Group, Inc.                                               412
        18   CEC Entertainment, Inc.(a)                                     651
        65   Centex Corp.                                                 1,224
        41   Champion Enterprises, Inc.(a)                                  342
        67   Charming Shoppes, Inc.(a)                                      389
        37   Cheesecake Factory (The) (a)                                   741
        95   Chico's FAS, Inc.(a)                                           723

 Number of
    Shares   Description                                                  Value
-------------------------------------------------------------------------------
        13   Children's Place Retail Stores, Inc.(The) (a)            $     447
         8   Chipotle Mexican Grill, Inc.- Class A (a)                      738
        10   Chipotle Mexican Grill, Inc.- Class B (a)                      827
        20   Choice Hotels International, Inc.                              693
        93   Circuit City Stores, Inc.                                      457
        32   CKE Restaurants, Inc.                                          379
        19   Clear Channel Outdoor Holdings, Inc.- Class A (a)              391
        14   Coinstar, Inc.(a)                                              533
        33   Coldwater Creek, Inc.(a)                                       216
        36   Collective Brands, Inc.(a)                                     408
        47   Corinthian Colleges, Inc.(a)                                   602
        70   Darden Restaurants, Inc.                                     2,398
        33   DeVry, Inc.                                                  1,883
        46   Dick's Sporting Goods, Inc.(a)                               1,065
        36   Dillard's, Inc.- Class A                                       586
         9   DineEquity, Inc.(a)                                            422
        53   Dollar Tree Stores, Inc.(a)                                  1,956
        25   Domino's Pizza, Inc.                                           337
       148   DR Horton, Inc.                                              1,881
        25   Dress Barn, Inc.(a)                                            387
       115   Expedia, Inc.(a)                                             2,789
        78   Family Dollar Stores, Inc.                                   1,669
        85   Foot Locker, Inc.                                            1,242
        84   GameStop Corp.- Class A (a)                                  4,166
       298   Gap, Inc.(The)                                               5,439
        22   Gaylord Entertainment Co.(a)                                   625
        92   Genuine Parts Co.                                            4,049
        26   Getty Images, Inc.(a)                                          870
        13   Group 1 Automotive, Inc.                                       339
        18   Gymboree Corp.(a)                                              831
       179   H&R Block, Inc.                                              4,178
        52   Hanesbrands, Inc.(a)                                         1,716
        17   Hibbett Sports, Inc.(a)                                        357
       935   Home Depot, Inc.                                            25,582
        24   Hovnanian Enterprises, Inc.- Class A (a)                       189
       108   IAC/InterActive Corp.(a)                                     2,435
        19   Interactive Data Corp.                                         523
       173   International Game Technology                                6,169
       254   Interpublic Group of Cos., Inc.(a)                           2,532
        24   INVESTools, Inc.(a)                                            192
        11   Isle of Capri Casinos, Inc.(a)                                  75
        22   ITT Educational Services, Inc.(a)                            1,598
        23   J Crew Group, Inc.(a)                                          857
        34   Jack in the Box, Inc.(a)                                       835

See notes to financial statements.

46 | Annual Report | May 31, 2008

Claymore Exchange-Traded Fund Trust | Portfolio of Investments continued

 Number of
    Shares   Description                                                  Value
-------------------------------------------------------------------------------
             Consumer Discretionary (continued)
        16   Jackson Hewitt Tax Service, Inc.                         $     224
       107   JC Penney Co., Inc.                                          4,306
        42   KB Home                                                        861
       157   Kohl's Corp.(a)                                              7,034
        38   Lamar Advertising Co.- Class A (a)                           1,590
        57   Las Vegas Sands Corp.(a)                                     3,958
        68   Lennar Corp.- Class A                                        1,148
         6   Lennar Corp.- Class B                                           91
       318   Liberty Media Corp - Interactive - Class A
                (Tracking Stock) (a) (b)                                  5,403
       822   Lowe's Cos., Inc.                                           19,728
       169   Limited Brands, Inc.                                         3,275
       238   Macy's, Inc.                                                 5,633
       183   Marriott International, Inc.- Class A                        6,023
       642   McDonald's Corp.                                            38,083
        19   MDC Holdings, Inc.                                             772
        27   Men's Wearhouse, Inc.                                          560
        57   MGM Mirage (a)                                               2,805
        11   Monro Muffler, Inc.                                            204
        19   Morgans Hotel Group Co.(a)                                     245
        23   National CineMedia, Inc.                                       458
        28   NetFlix, Inc.(a)                                               850
       105   Nordstrom, Inc.                                              3,673
         3   NVR, Inc.(a)                                                 1,696
       151   Office Depot, Inc.(a)                                        1,918
        40   OfficeMax, Inc.                                                867
       184   Omnicom Group, Inc.                                          9,018
        19   Orbitz Worldwide, Inc.(a)                                      147
        62   O'Reilly Automotive, Inc.(a)                                 1,621
         7   Overstock.com, Inc.(a)                                         177
        38   Pacific Sunwear Of California, Inc.(a)                         361
        17   Panera Bread Co.- Class A (a)                                  883
        12   Papa John's International, Inc.(a)                             353
        41   Penn National Gaming, Inc.(a)                                1,903
        22   Penske Auto Group, Inc.                                        460
        22   PEP Boys-Manny Moe & Jack                                      198
        74   PetSmart, Inc.                                               1,735
        14   PF Chang's China Bistro, Inc.(a)                               372
        32   Pinnacle Entertainment, Inc.(a)                                444
         5   Pre-Paid Legal Services, Inc.(a)                               210
        19   priceline.com, Inc.(a)                                       2,556
       114   Pulte Homes, Inc.                                            1,394
        74   RadioShack Corp.                                             1,084
         8   Red Robin Gourmet Burgers, Inc.(a)                             269

 Number of
    Shares   Description                                                  Value
-------------------------------------------------------------------------------
        25   Regis Corp.                                              $     759
        38   Rent-A-Center, Inc.(a)                                         797
        38   RH Donnelley Corp.(a)                                          206
        75   Ross Stores, Inc.                                            2,747
        77   Royal Caribbean Cruises, Ltd.(Liberia)                       2,288
        29   Ruby Tuesday, Inc.                                             217
        23   Ryland Group, Inc.                                             639
        66   Saks, Inc.(a)                                                  912
        46   Sally Beauty Holdings, Inc.(a)                                 347
        38   Scientific Games Corp.- Class A (a)                          1,229
        24   Sealy Corp.                                                    149
        41   Sears Holdings Corp.(a)                                      3,474
       160   Service Corp.International                                   1,712
        17   Sonic Automotive, Inc.- Class A                                317
        36   Sonic Corp.(a)                                                 690
        36   Sotheby's                                                      966
        24   Stage Stores, Inc.                                             324
       395   Staples, Inc.                                                9,263
       410   Starbucks Corp.(a)                                           7,458
        98   Starwood Hotels & Resorts Worldwide, Inc.                    4,743
        51   Stewart Enterprises, Inc.- Class A                             352
         8   Strayer Education, Inc.                                      1,599
         6   Systemax, Inc.(a)                                              116
         3   Talbots, Inc.                                                   22
       413   Target Corp.                                                22,038
        43   Tempur-Pedic International, Inc.                               462
        30   Texas Roadhouse, Inc.- Class A (a)                             331
       247   TJX Cos., Inc.                                               7,919
        73   Toll Brothers, Inc.(a)                                       1,538
        19   Tractor Supply Co.(a)                                          649
        17   Tween Brands, Inc.(a)                                          338
         8   Unifirst Corp.                                                 384
        64   Urban Outfitters, Inc.(a)                                    2,060
        17   Vail Resorts, Inc.(a)                                          846
         8   Volcom, Inc.(a)                                                203
        20   Weight Watchers International, Inc.                            836
        47   Wendy's International, Inc.                                  1,394
        48   Williams-Sonoma, Inc.                                        1,220
        24   WMS Industries, Inc.(a)                                        889
        99   Wyndham Worldwide Corp.                                      2,166
        34   Wynn Resorts, Ltd.                                           3,401
       265   Yum! Brands, Inc.                                           10,520
         9   Zumiez, Inc.(a)                                                189
-------------------------------------------------------------------------------
                                                                        392,816
-------------------------------------------------------------------------------

See notes to financial statements.

                                               Annual Report | May 31, 2008 | 47

Claymore Exchange-Traded Fund Trust | Portfolio of Investments continued

 Number of
    Shares   Description                                                  Value
-------------------------------------------------------------------------------
             Consumer Staples - 5.9%
        31   American Oriental Bioengineer, Inc.(a)                   $     369
        35   BJ's Wholesale Club, Inc.(a)                                 1,382
        27   Casey's General Stores, Inc.                                   591
         8   Chattem, Inc.(a)                                               498
       242   Costco Wholesale Corp.                                      17,259
       798   CVS Caremark Corp.                                          34,146
        19   Great Atlantic & Pacific Tea Co.(a)                            474
         7   Ingles Markets, Inc.- Class A                                  171
       348   Kroger Co.(The)                                              9,619
        18   Longs Drug Stores Corp.                                        854
        33   NBTY, Inc.(a)                                                1,078
        28   Nu Skin Enterprises, Inc.- Class A                             480
        12   Pantry, Inc.(The) (a)                                          146
         7   Pricesmart, Inc.                                               165
       295   Rite Aid Corp.(a)                                              664
        31   Ruddick Corp.                                                1,101
       244   Safeway, Inc.                                                7,776
       118   SUPERVALU, Inc.                                              4,138
       337   SYSCO Corp.                                                 10,400
        21   United Natural Foods, Inc.(a)                                  447
       553   Walgreen Co.                                                19,919
     1,379   Wal-Mart Stores, Inc.                                       79,623
         6   Weis Markets, Inc.                                             207
        76   Whole Foods Market, Inc.                                     2,204
        29   Winn-Dixie Stores, Inc.(a)                                     523
-------------------------------------------------------------------------------
                                                                        194,234
-------------------------------------------------------------------------------
             Energy - 0.2%
        16   Allis-Chalmers Energy, Inc.(a)                                 275
         6   Delek US Holdings, Inc.                                         78
        15   General Maritime Corp.(Marshall Island)                        423
        13   Hornbeck Offshore Services, Inc.(a)                            685
        19   IHS, Inc.- Class A (a)                                       1,132
        15   Matrix Service Co.(a)                                          362
        16   Overseas Shipholding Group, Inc.                             1,265
        26   Ship Finance International, Ltd.(Bermuda)                      798
        20   Willbros.Group, Inc.(Panama) (a)                               830
-------------------------------------------------------------------------------
                                                                          5,848
-------------------------------------------------------------------------------
             Financials - 38.8%
        16   Acadia Realty Trust, REIT                                      396
       180   ACE, Ltd.(Cayman Islands)                                   10,813
        35   Advance America Cash Advance Centers, Inc.                     243
        16   Affiliated Managers Group, Inc.(a)                           1,640

 Number of
    Shares   Description                                                  Value
-------------------------------------------------------------------------------
       274   Aflac, Inc.                                              $  18,394
         1   Alexander's, Inc., REIT (a)                                    345
        18   Alexandria Real Estate Equities, Inc., REIT                  1,877
         3   Alleghany Corp.(a)                                           1,127
        27   Allied World Assurance Co.Holdings, Ltd.,
                REIT (Bermuda)                                            1,231
       313   Allstate Corp.(The)                                         15,944
        54   AMB Property Corp., REIT                                     3,183
       160   AMBAC Financial Group, Inc.                                    501
        32   American Campus Communities, Inc., REIT                        973
       571   American Express Co.                                        26,466
        38   American Financial Group, Inc.                               1,133
     1,245   American International Group, Inc.                          44,820
        64   AmeriCredit Corp.(a)                                           870
       130   Ameriprise Financial, Inc.                                   6,144
        14   Amtrust Financial Services, Inc.                               209
       292   Annaly Capital Management, Inc., REIT                        5,201
       150   AON Corp.                                                    7,079
        54   Apartment Investment & Management Co.- Class A, REIT         2,137
        26   Arch Capital Group, Ltd.(Bermuda) (a)                        1,829
        54   Arthur J Gallagher & Co.                                     1,379
        67   Ashford Hospitality Trust, Inc., REIT                          411
        41   Aspen Insurance Holdings, Ltd.(Bermuda)                      1,048
        65   Associated Banc-Corp.                                        1,775
        55   Assurant, Inc.                                               3,742
        34   Assured Guaranty, Ltd.(Bermuda)                                785
        48   Astoria Financial Corp.                                      1,145
        43   AvalonBay Communities, Inc., REIT                            4,352
        77   Axis Capital Holdings, Ltd.(Bermuda)                         2,699
         4   Bancfirst Corp.                                                174
        42   Bancorpsouth, Inc.                                             994
     2,504   Bank of America Corp.                                       85,161
        27   Bank of Hawaii Corp.                                         1,461
       637   Bank of New York Mellon Corp.(The)                          28,366
       303   BB&T Corp.                                                   9,535
        36   BioMed Realty Trust, Inc., REIT                                946
        11   BlackRock, Inc.                                              2,475
        12   BOK Financial Corp.                                            699
        20   Boston Private Financial Holdings, Inc.                        169
        65   Boston Properties, Inc., REIT                                6,353
        47   Brandywine Realty Trust, REIT                                  882
        28   BRE Properties, Inc., REIT                                   1,357
        33   Brookline Bancorp, Inc.                                        332
        62   Brown & Brown, Inc.                                          1,207

See notes to financial statements.

48 | Annual Report | May 31, 2008

Claymore Exchange-Traded Fund Trust | Portfolio of Investments continued

 Number of
    Shares   Description                                                  Value
-------------------------------------------------------------------------------
             Financials (continued)
        12   Calamos Asset Management, Inc.- Class A                  $     243
        31   Camden Property Trust, REIT                                  1,527
       208   Capital One Financial Corp                                  10,009
        99   CapitalSource, Inc., REIT                                    1,521
        12   Capitol Federal Financial                                      492
        16   Cash America International, Inc.                               572
        24   Cathay General Bancorp                                         369
       110   CB Richard Ellis Group, Inc.- Class A (a)                    2,471
        35   CBL & Associates Properties, Inc., REIT                        921
        17   Central Pacific Financial Corp.                                254
       517   Charles Schwab Corp.(The)                                   11,467
       211   Chubb Corp.                                                 11,343
        88   Cincinnati Financial Corp.                                   3,082
       157   CIT Group, Inc.                                              1,570
     2,902   Citigroup, Inc.                                             63,525
        41   Citizens Republic Bancorp, Inc.                                227
         9   City Holding Co.                                               387
        22   City National Corp.                                          1,065
        30   CME Group, Inc.                                             12,909
        16   CNA Financial Corp.                                            486
         9   CNA Surety Corp.(a)                                            132
         9   Cohen & Steers, Inc.                                           272
        84   Colonial BancGroup, Inc.(The)                                  515
        25   Colonial Properties Trust, REIT                                601
        85   Comerica, Inc.                                               3,160
        39   Commerce Bancshares, Inc.                                    1,713
        32   Commerce Group, Inc.                                         1,177
        16   Community Bank System, Inc.                                    386
        18   CompuCredit Corp.(a)                                           165
       103   Conseco, Inc.(a)                                             1,202
        25   Corporate Office Properties Trust, REIT                        948
        18   Corus Bankshares, Inc.                                         104
       320   Countrywide Financial Corp.                                  1,683
        22   Cousins Properties, Inc., REIT                                 582
        32   Cullen/Frost Bankers, Inc.                                   1,789
        36   CVB Financial Corp.                                            382
        91   DCT Industrial Trust, Inc.REIT                                 887
        24   Delphi Financial Group, Inc.- Class A                          693
        67   Developers Diversified Realty Corp., REIT                    2,659
        52   DiamondRock Hospitality Co., REIT                              713
        30   Digital Realty Trust, Inc., REIT                             1,269
       239   Discover Financial Services                                  4,099

 Number of
    Shares   Description                                                  Value
-------------------------------------------------------------------------------
        12   Dollar Financial Corp.(a)                                $     239
        56   Douglas Emmett, Inc., REIT                                   1,372
        11   Downey Financial Corp.                                          74
        91   Duke Realty Corp., REIT                                      2,337
       232   E*Trade Financial Corp.(a)                                     951
        31   East West Bancorp, Inc.                                        410
        13   EastGroup Properties, Inc., REIT                               618
        68   Eaton Vance Corp.                                            2,893
        29   Employers Holdings, Inc.                                       554
        32   Endurance Specialty Holdings, Ltd.(Bermuda)                  1,077
         3   Enstar Group, Ltd.(Bermuda) (a)                                320
        14   Entertainment Properties Trust, REIT                           771
        12   Equity Lifestyle Properties, Inc., REIT                        596
        20   Equity One, Inc., REIT                                         464
       149   Equity Residential, REIT                                     6,301
        28   Erie Indemnity Co.- Class A                                  1,433
        14   Essex Property Trust, Inc., REIT                             1,673
        35   Everest Re Group, Ltd.(Bermuda)                              3,070
        35   Extra Space Storage, Inc., REIT                                583
         7   FBL Financial Group, Inc.- Class A                             188
        17   FBR Capital Markets Corp., REIT (a)                             87
        10   FCStone Group, Inc.(a)                                         391
       545   Federal National Mortgage Association                       14,726
        31   Federal Realty Investment Trust, REIT                        2,499
        54   Federated Investors, Inc.- Class B                           1,988
        34   FelCor Lodging Trust, Inc., REIT                               505
       118   Fidelity National Financial, Inc.- Class A                   2,018
       268   Fifth Third Bancorp                                          5,012
        15   Financial Federal Corp.                                        364
        47   First American Corp.                                         1,578
        16   First Busey Corp.                                              292
        16   First Cash Financial Services, Inc.(a)                         246
        19   First Charter Corp.                                            585
        36   First Commonwealth Financial Corp.                             404
        10   First Financial Bankshares, Inc.                               458
       104   First Horizon National Corp.                                   997
        25   First Industrial Realty Trust, Inc., REIT                      783
        33   First Marblehead Corp.(The)                                    109
        27   First Midwest Bancorp, Inc.                                    705
        58   First Niagara Financial Group, Inc.                            822
         9   FirstFed Financial Corp.(a)                                    133
        41   FirstMerit Corp.                                               829
        48   FNB Corp.                                                      720

See notes to financial statements.

                                               Annual Report | May 31, 2008 | 49

Claymore Exchange-Traded Fund Trust | Portfolio of Investments continued

 Number of
    Shares   Description                                                  Value
--------------------------------------------------------------------------------
             Financials (continued)
        35   Forest City Enterprises, Inc.- Class A                   $   1,400
        91   Franklin Resources, Inc.                                     9,211
        35   Franklin Street Properties Corp., REIT                         517
       366   Freddie Mac                                                  9,304
        82   Friedman Billings Ramsey Group, Inc.- Class A, REIT            157
        25   Frontier Financial Corp.                                       368
        94   Fulton Financial Corp.                                       1,186
         3   GAMCO Investors, Inc.- Class A                                 159
       127   General Growth Properties, Inc., REIT                        5,278
       241   Genworth Financial, Inc.- Class A                            5,326
         9   Getty Realty Corp., REIT                                       157
        36   GFI Group, Inc.                                                426
        28   Glacier Bancorp, Inc.                                          581
        20   Glimcher Realty Trust, REIT                                    259
       201   Goldman Sachs Group, Inc.(The)                              35,458
        19   Gramercy Capital Corp., REIT                                   318
         6   Greenhill & Co., Inc.                                          362
        15   Hancock Holding Co.                                            667
        28   Hanover Insurance Group, Inc.(The)                           1,291
         8   Harleysville Group, Inc.                                       312
       175   Hartford Financial Services Group, Inc.                     12,437
        61   HCC Insurance Holdings, Inc.                                 1,455
       131   HCP, Inc., REIT                                              4,488
        49   Health Care REIT, Inc., REIT                                 2,367
        26   Healthcare Realty Trust, Inc., REIT                            690
        31   Highwoods Properties, Inc., REIT                             1,116
        20   Hilb Rogal & Hobbs Co.                                         619
        26   Hilltop Holdings, Inc.(a)                                      273
        18   Home Properties, Inc., REIT                                    922
        23   Horace Mann Educators Corp.                                    375
        51   Hospitality Properties Trust, REIT                           1,581
       286   Host Hotels & Resorts, Inc., REIT                            4,916
       114   HRPT Properties Trust, REIT                                    888
       275   Hudson City Bancorp, Inc.                                    4,895
       200   Huntington Bancshares, Inc.                                  1,782
         6   IBERIABANK Corp.                                               316
        41   IndyMac Bancorp, Inc.                                           77
        11   Infinity Property & Casualty Corp.                             443
        32   Inland Real Estate Corp., REIT                                 502
        38   IntercontinentalExchange, Inc.(a)                            5,252
        29   International Bancshares Corp.                                 735
        24   Investment Technology Group, Inc.(a)                         1,010

 Number of
    Shares   Description                                                  Value
--------------------------------------------------------------------------------
        35   IPC Holdings, Ltd.(Bermuda)                              $     994
        69   iStar Financial, Inc., REIT                                  1,319
        94   Janus Capital Group, Inc.                                    2,726
        59   Jefferies Group, Inc.                                        1,062
        20   Jones Lang LaSalle, Inc.                                     1,411
     1,890   JPMorgan Chase & Co.                                        81,270
        16   KBW, Inc.(a)                                                   394
        12   Kearny Financial Corp.                                         140
       221   Keycorp                                                      4,303
        18   Kilroy Realty Corp., REIT                                      981
       119   Kimco Realty Corp., REIT                                     4,683
        57   Knight Capital Group, Inc.- Class A (a)                      1,015
        22   LaSalle Hotel Properties, REIT                                 722
        73   Legg Mason, Inc.                                             3,928
       295   Lehman Brothers Holdings, Inc.                              10,859
        34   Lexington Realty Trust, REIT                                   530
        50   Liberty Property Trust, REIT                                 1,775
       151   Lincoln National Corp.                                       8,329
       252   Loews Corp.                                                 12,492
        42   M&T Bank Corp.                                               3,640
        39   Macerich Co.(The), REIT                                      2,790
        37   Mack-Cali Realty Corp., REIT                                 1,430
        20   Maguire Properties, Inc., REIT                                 314
         6   Markel Corp.(a)                                              2,428
       297   Marsh & McLennan Cos., Inc.                                  8,087
       152   Marshall & Ilsley Corp.                                      3,532
        28   Max Capital Group, Ltd.(Bermuda)                               675
        20   MB Financial, Inc.                                             569
       114   MBIA, Inc.                                                     793
        27   Medical Properties Trust, Inc., REIT                           330
        14   Mercury General Corp.                                          712
       509   Merrill Lynch & Co., Inc.                                   22,355
       241   MetLife, Inc.                                               14,467
        53   MF Global, Ltd.(Bermuda) (a)                                   771
       128   MFA Mortgage Investments, Inc., REIT                           931
        67   MGIC Investment Corp.                                          805
        14   Mid-America Apartment Communities, Inc., REIT                  784
       126   Moody's Corp.                                                4,672
       562   Morgan Stanley                                              24,857
        78   Nasdaq OMX Group (The) (a)                                   2,732
       311   National City Corp.                                          1,816
        20   National Financial Partners Corp.                              488
        14   National Health Investors, Inc., REIT                          434

See notes to financial statements.

50 | Annual Report | May 31, 2008

Claymore Exchange-Traded Fund Trust | Portfolio of Investments continued

 Number of
    Shares   Description                                                  Value
--------------------------------------------------------------------------------
             Financials (continued)
        39   National Penn Bancshares, Inc.                           $     668
        36   National Retail Properties, Inc., REIT                         818
        29   Nationwide Financial Services - Class A                      1,480
        60   Nationwide Health Properties, Inc., REIT                     2,048
         7   Navigators Group, Inc.(a)                                      353
        19   NBT Bancorp, Inc.                                              466
        11   Nelnet, Inc.- Class A                                          145
       178   New York Community Bancorp, Inc.                             3,653
        57   NewAlliance Bancshares, Inc.                                   764
        29   Newcastle Investment Corp., REIT                               288
       107   Northern Trust Corp.                                         8,132
        11   Northwest Bancorp, Inc.                                        270
        49   Nymex Holdings, Inc.                                         4,450
       125   NYSE Euronext                                                7,990
        15   Odyssey Re Holdings Corp.                                      563
        36   Old National Bancorp                                           629
       126   Old Republic International Corp.                             1,896
        36   Omega Healthcare Investors, Inc., REIT                         642
        15   OneBeacon Insurance Group, Ltd.(Bermuda)                       275
        25   optionsXpress Holdings, Inc.                                   571
        25   Pacific Capital Bancorp NA                                     499
        15   PacWest Bancorp                                                316
         6   Park National Corp                                             425
         8   Parkway Properties, Inc., REIT                                 304
        31   PartnerRe, Ltd.(Bermuda)                                     2,284
        20   Pennsylvania Real Estate Investment Trust, REIT                537
        93   People's United Financial, Inc.                              1,537
        29   PHH, Corp.(a)                                                  546
        33   Philadelphia Consolidated Holding Co.(a)                     1,229
        59   Phoenix Cos., Inc.                                             598
         7   Pico Holdings, Inc.(a)                                         290
        10   Piper Jaffray Cos.(a)                                          380
        31   Platinum Underwriters Holdings, Ltd.(Bermuda)                1,100
        47   PMI Group, Inc.(The)                                           280
       189   PNC Financial Services Group, Inc.                          12,143
       138   Popular, Inc.(Puerto Rico)                                   1,504
         9   Portfolio Recovery Associates, Inc.(a)                         370
        23   Post Properties, Inc., REIT                                    817
        21   Potlatch Corp., REIT                                         1,015
       144   Principal Financial Group, Inc.                              7,759
        12   PrivateBancorp, Inc.                                           455
        17   ProAssurance Corp.(a)                                          871

 Number of
    Shares   Description                                                  Value
--------------------------------------------------------------------------------
       374   Progressive Corp.(The)                                   $   7,502
       142   Prologis, REIT                                               8,794
        24   Prosperity Bancshares, Inc.                                    767
        38   Protective Life Corp.                                        1,595
        17   Provident Bankshares Corp.                                     163
        34   Provident Financial Services, Inc.                             535
       248   Prudential Financial, Inc.                                  18,526
         9   PS Business Parks, Inc., REIT                                  518
        72   Public Storage, REIT                                         6,345
        45   Radian Group, Inc.                                             258
        52   Raymond James Financial, Inc.                                1,547
        55   Realty Income Corp., REIT                                    1,348
        15   Redwood Trust, Inc., REIT                                      506
        38   Regency Centers Corp., REIT                                  2,527
       390   Regions Financial Corp.                                      6,950
        16   Reinsurance Group of America, Inc.                             823
        36   RenaissanceRe Holdings, Ltd.(Bermuda)                        1,878
        11   RLI Corp.                                                      563
        14   S&T Bancorp, Inc.                                              455
        52   Safeco Corp.                                                 3,484
         6   Saul Centers, Inc., REIT                                       303
        19   Security Capital Assurance, Ltd.(Bermuda)                       15
        78   SEI Investments Co.                                          1,881
        30   Selective Insurance Group                                      656
        53   Senior Housing Properties Trust, REIT                        1,177
        16   Signature Bank (a)                                             457
       124   Simon Property Group, Inc., REIT                            12,321
        32   SL Green Realty Corp., REIT                                  3,190
       284   SLM Corp.(a)                                                 6,438
        40   South Financial Group, Inc.(The)                               220
       272   Sovereign Bancorp, Inc.                                      2,486
        11   Sovran Self Storage, Inc., REIT                                486
        51   St.Joe Co.(The)                                              1,957
        29   StanCorp Financial Group, Inc.                               1,595
         8   State Auto Financial Corp.                                     220
       215   State Street Corp.                                          15,484
        40   Sterling Bancshares, Inc.                                      409
        28   Sterling Financial Corp.                                       249
         7   Stifel Financial Corp.(a)                                      400
        40   Strategic Hotels & Resorts, Inc., REIT                         550
         2   Student Loan Corp.(The)                                        240
        34   Sunstone Hotel Investors, Inc., REIT                           655
       195   SunTrust Banks, Inc.                                        10,181

See notes to financial statements.

                                               Annual Report | May 31, 2008 | 51

Claymore Exchange-Traded Fund Trust | Portfolio of Investments continued

 Number of
    Shares   Description                                                  Value
--------------------------------------------------------------------------------
             Financials (continued)
        47   Susquehanna Bancshares, Inc.                             $     905
        19   SVB Financial Group (a)                                        974
       152   Synovus Financial Corp.                                      1,746
       145   T Rowe Price Group, Inc.                                     8,398
        17   Tanger Factory Outlet Centers, REIT                            650
        29   Taubman Centers, Inc., REIT                                  1,559
        67   TCF Financial Corp.                                          1,107
       131   TD Ameritrade Holding Corp.(a)                               2,372
        55   TFS Financial Corp.                                            684
        52   Torchmark Corp.                                              3,297
        11   Tower Group, Inc.                                              287
        14   Transatlantic Holdings, Inc.                                   905
       354   Travelers Cos., Inc.(The)                                   17,633
        40   Trustco Bank Corp.                                             350
        28   Trustmark Corp.                                                559
        54   UCBH Holdings, Inc.                                            263
        74   UDR, Inc., REIT                                              1,831
        17   UMB Financial Corp.                                            887
        34   Umpqua Holdings Corp.                                          474
        29   UnionBanCal Corp.                                            1,452
        11   United America Indemnity, Ltd.- Class A (Cayman
                Islands) (a)                                                160
        24   United Bankshares, Inc.                                        681
        26   United Community Banks, Inc.                                   272
        12   United Fire & Casualty Co.                                     433
        26   Unitrin, Inc.                                                  901
       197   Unum Group                                                   4,744
       962   US Bancorp                                                  31,929
        26   U-Store-It Trust, REIT                                         330
        18   Validus Holdings, Ltd (Bermuda)                                377
        69   Valley National Bancorp                                      1,220
        77   Ventas, Inc., REIT                                           3,670
        78   Vornado Realty Trust, REIT                                   7,623
     1,111   Wachovia Corp.                                              26,442
        46   Waddell & Reed Financial, Inc.- Class A                      1,626
        47   Washington Federal, Inc.                                     1,052
       475   Washington Mutual, Inc.                                      4,285
        25   Washington Real Estate Investment Trust, REIT                  842
        30   Webster Financial Corp.                                        779
        43   Weingarten Realty Investors, REIT                            1,484
     1,784   Wells Fargo & Co.                                           49,185
        16   Westamerica Bancorporation                                     888
        13   Western Alliance Bancorp (a)                                   138

 Number of
    Shares   Description                                                  Value
--------------------------------------------------------------------------------
         4   White Mountains Insurance Group, Ltd.(Bermuda)           $   1,908
        36   Whitney Holding Corp.                                          818
        37   Wilmington Trust Corp.                                       1,219
        13   Wintrust Financial Corp.                                       405
        88   WR Berkley Corp.                                             2,384
        98   XL Capital, Ltd.- Class A (Cayman Islands)                   3,421
        20   Zenith National Insurance Corp.                                807
        59   Zions Bancorporation                                         2,542
--------------------------------------------------------------------------------
                                                                      1,277,881
--------------------------------------------------------------------------------
             Health Care - 28.2%
       861   Abbott Laboratories                                         48,517
        21   Accuray, Inc.(a)                                               201
        32   Advanced Medical Optics, Inc.(a)                               775
       275   Aetna, Inc.                                                 12,969
        37   Affymetrix, Inc.(a)                                            446
        28   Akorn, Inc.(a)                                                 133
        42   Alcon, Inc.(Switzerland)                                     6,594
        20   Alexion Pharmaceuticals, Inc.(a)                             1,427
        32   Align Technology, Inc.(a)                                      421
        55   Alkermes, Inc.(a)                                              697
       166   Allergan, Inc.                                               9,565
        16   Alnylam Pharmaceuticals, Inc.(a)                               462
        24   Alpharma, Inc.- Class A (a)                                    605
         9   AMAG Pharmaceuticals, Inc.(a)                                  360
        14   Amedisys, Inc.(a)                                              711
        40   American Medical Systems Holdings, Inc.(a)                     604
        28   AMERIGROUP Corp.(a)                                            773
        92   AmerisourceBergen Corp.                                      3,802
       602   Amgen, Inc.(a)                                              26,506
        19   AMN Healthcare Services, Inc.(a)                               331
        16   Amsurg Corp.(a)                                                436
        71   Amylin Pharmaceuticals, Inc.(a)                              2,256
         8   Analogic Corp.                                                 536
        13   APP Pharmaceuticals, Inc.(a)                                   172
        99   Applera Corp.- Applied Biosystems Group - Tracking
                Stock                                                     3,441
        42   Applera Corp.- Celera Group - Tracking Stock (a) (b)           541
        24   Apria Healthcare Group, Inc.(a)                                404
        15   Arthrocare Corp.(a)                                            662
        17   Auxilium Pharmaceuticals, Inc.(a)                              541
        60   Barr Pharmaceuticals, Inc.(a)                                2,628
       353   Baxter International, Inc.                                  21,568
        34   Beckman Coulter, Inc.                                        2,359
       129   Becton Dickinson & Co.                                      10,894

See notes to financial statements.

52 | Annual Report | May 31, 2008

Claymore Exchange-Traded Fund Trust | Portfolio of Investments continued

 Number of
    Shares   Description                                                  Value
--------------------------------------------------------------------------------
             Health Care (continued)
       167   Biogen Idec, Inc.(a)                                     $  10,479
        52   BioMarin Pharmaceuticals, Inc.(a)                            1,985
        10   Bio-Rad Laboratories, Inc.- Class A (a)                        895
       761   Boston Scientific Corp.(a)                                  10,114
     1,090   Bristol-Myers Squibb Co.                                    24,841
        28   Brookdale Senior Living, Inc.                                  739
        28   Bruker BioSciences Corp.(a)                                    326
       202   Cardinal Health, Inc.                                       11,421
       224   Celgene Corp.(a)                                            13,633
        24   Centene Corp.(a)                                               507
        36   Cephalon, Inc.(a)                                            2,438
        30   Cepheid, Inc.(a)                                               790
        36   Charles River Laboratories International, Inc.(a)            2,314
        14   Chemed Corp.                                                   507
       156   Cigna Corp.                                                  6,334
        52   Community Health Systems, Inc.(a)                            1,874
        15   Conmed Corp.(a)                                                400
        24   Cooper Cos., Inc.(The)                                         971
        35   Covance, Inc.(a)                                             2,869
        85   Coventry Health Care, Inc.(a)                                3,913
       276   Covidien, Ltd.(Bermuda)                                     13,825
        57   CR Bard, Inc.                                                5,198
        30   Cubist Pharmaceuticals, Inc.(a)                                572
        57   DaVita, Inc.(a)                                              2,957
        44   Dendreon Corp.(a)                                              229
        77   Dentsply International, Inc.                                 3,122
        10   Dionex Corp.(a)                                                729
        32   Edwards Lifesciences Corp.(a)                                1,847
       536   Eli Lilly & Co.                                             25,803
         5   Emergency Medical Services Corp.- Class A (a)                  117
        13   Emeritus Corp.(a)                                              276
        72   Endo Pharmaceuticals Holdings, Inc.(a)                       1,774
        35   ev3, Inc.(a)                                                   348
        52   Exelixis, Inc.(a)                                              329
       117   Express Scripts, Inc.(a)                                     8,437
       171   Forest Laboratories, Inc.(a)                                 6,141
       258   Genentech, Inc.(a)                                          18,284
         8   Genomic Health, Inc.(a)                                        138
        28   Gen-Probe, Inc.(a)                                           1,594
       145   Genzyme Corp.(a)                                             9,927
       518   Gilead Sciences, Inc.(a)                                    28,656
        14   Haemonetics Corp.(a)                                           789

 Number of
    Shares   Description                                                  Value
--------------------------------------------------------------------------------
        34   Halozyme Therapeutics, Inc.(a)                           $     176
       131   Health Management Associates, Inc.- Class A (a)              1,017
        61   Health Net, Inc.(a)                                          1,891
        18   HealthExtras, Inc.(a)                                          563
        43   Healthsouth Corp.(a)                                           805
        24   Healthspring, Inc.(a)                                          446
        19   Healthways, Inc.(a)                                            614
        48   Henry Schein, Inc.(a)                                        2,674
        32   Hill-Rom Holdings, Inc.                                        984
        99   HLTH Corp.(a)                                                1,181
       140   Hologic, Inc.(a)                                             3,364
        85   Hospira, Inc.(a)                                             3,565
        73   Human Genome Sciences, Inc.(a)                                 429
        95   Humana, Inc.(a)                                              4,850
        34   Idexx Laboratories, Inc.(a)                                  1,717
        29   Illumina, Inc.(a)                                            2,276
        32   ImClone Systems, Inc.(a)                                     1,395
        37   Immucor, Inc.(a)                                               993
       106   IMS Health, Inc.                                             2,569
        42   Incyte Corp.(a)                                                408
        10   Integra LifeSciences Holdings Corp.(a)                         420
        14   InterMune, Inc.(a)                                             197
        21   Intuitive Surgical, Inc.(a)                                  6,165
        17   Invacare Corp.                                                 309
        17   inVentiv Health, Inc.(a)                                       556
        40   Inverness Medical Innovations, Inc.(a)                       1,462
        50   Invitrogen Corp.(a)                                          2,298
        45   Isis Pharmaceuticals, Inc.(a)                                  636
     1,579   Johnson & Johnson                                          105,382
        18   Kindred Healthcare, Inc.(a)                                    497
        29   Kinetic Concepts, Inc.(a)                                    1,259
       131   King Pharmaceuticals, Inc.(a)                                1,344
        20   KV Pharmaceutical Co.- Class A (a)                             500
        63   Laboratory Corp.of America Holdings (a)                      4,649
        31   LifePoint Hospitals, Inc.(a)                                   992
        46   Lincare Holdings, Inc.(a)                                    1,199
        21   Magellan Health Services, Inc.(a)                              845
        56   MannKind Corp.(a)                                              168
        17   Martek Biosciences Corp.(a)                                    642
        23   Masimo Corp.(a)                                                795
       159   McKesson Corp.                                               9,166
        70   Medarex, Inc.(a)                                               610
       306   Medco Health Solutions, Inc.(a)                             14,826

See notes to financial statements.

                                               Annual Report | May 31, 2008 | 53

Claymore Exchange-Traded Fund Trust | Portfolio of Investments continued

 Number of
    Shares   Description                                                  Value
--------------------------------------------------------------------------------
             Health Care (continued)
        28   Medicines Co.(The) (a)                                $        512
        30   Medicis Pharmaceutical Corp.- Class A                          713
       635   Medtronic, Inc.                                             32,175
        23   Mentor Corp.                                                   725
     1,213   Merck & Co., Inc.                                           47,258
        20   Meridian Bioscience, Inc.                                      587
        29   Millipore Corp.(a)                                           2,107
         8   Molina Healthcare, Inc.(a)                                     241
       166   Mylan, Inc.                                                  2,216
        23   Myriad Genetics, Inc.(a)                                     1,114
        10   Nighthawk Radiology Holdings, Inc.(a)                           76
        19   NuVasive, Inc.(a)                                              804
        66   Omnicare, Inc.                                               1,616
        30   Onyx Pharmaceuticals, Inc.(a)                                1,060
         8   Orthofix International NV (Netherlands Antilles) (a)           260
        31   OSI Pharmaceuticals, Inc.(a)                                 1,094
        22   Owens & Minor, Inc.                                          1,045
        20   Par Pharmaceutical Cos., Inc.(a)                               365
        30   Parexel International Corp.(a)                                 738
        70   Patterson Cos., Inc.(a)                                      2,381
        82   PDL BioPharma, Inc.(a)                                         841
        26   Pediatrix Medical Group, Inc.(a)                             1,400
        42   Perrigo Co.                                                  1,538
     3,815   Pfizer, Inc.                                                73,858
        57   Pharmaceutical Product Development, Inc.                     2,520
        23   Phase Forward, Inc.(a)                                         399
        12   Progenics Pharmaceuticals, Inc.(a)                             197
        37   PSS World Medical, Inc.(a)                                     674
        29   Psychiatric Solutions, Inc.(a)                               1,058
        82   Quest Diagnostics, Inc.                                      4,134
        56   Regeneron Pharmaceuticals, Inc.(a)                           1,114
        41   Resmed, Inc.(a)                                              1,615
        20   Sangamo Biosciences, Inc.(a)                                   222
        29   Savient Pharmaceuticals, Inc.(a)                               773
       903   Schering-Plough Corp.                                       18,421
        18   Sciele Pharma, Inc.(a)                                         394
        24   Seattle Genetics, Inc.(a)                                      224
        58   Sepracor, Inc.(a)                                            1,253
        10   Sirona Dental Systems, Inc.(a)                                 297
       187   St.Jude Medical, Inc.(a)                                     7,620
        35   STERIS Corp.                                                 1,059
       175   Stryker Corp.                                               11,296

 Number of
    Shares   Description                                                  Value
--------------------------------------------------------------------------------
        24   Sunrise Senior Living, Inc.(a)                        $        636
        20   Techne Corp.(a)                                              1,570
       257   Tenet Healthcare Corp.(a)                                    1,516
        26   Theravance, Inc.(a)                                            352
       236   Thermo Fisher Scientific, Inc.(a)                           13,929
        26   Thoratec Corp.(a)                                              430
        14   TomoTherapy, Inc.(a)                                           125
        10   United Therapeutics Corp.(a)                                   955
       698   UnitedHealth Group, Inc.                                    23,878
        21   Universal American Corp.(a)                                    242
        27   Universal Health Services, Inc.- Class B                     1,755
        51   Valeant Pharmaceuticals International (a)                      835
        17   Varian, Inc.(a)                                                943
        69   Varian Medical Systems, Inc.(a)                              3,280
        45   VCA Antech, Inc.(a)                                          1,412
        71   Vertex Pharmaceuticals, Inc.(a)                              2,033
         4   Vital Signs, Inc.                                              227
        13   Volcano Corp.(a)                                               181
        47   Warner Chilcott, Ltd.- Class A (Bermuda) (a)                   817
        55   Waters Corp.(a)                                              3,384
        55   Watson Pharmaceuticals, Inc.(a)                              1,571
        20   WellCare Health Plans, Inc.(a)                               1,104
       302   WellPoint, Inc.(a)                                          16,858
        19   Wright Medical Group, Inc.(a)                                  564
       744   Wyeth                                                       33,086
        12   XenoPort, Inc.(a)                                              519
       131   Zimmer Holdings, Inc.(a)                                     9,537
        21   Zymogenetics, Inc.(a)                                          189
--------------------------------------------------------------------------------
                                                                        927,535
--------------------------------------------------------------------------------
             Industrials - 8.5%
        24   ABM Industries, Inc.                                           524
        14   Administaff, Inc.                                              391
        10   Advisory Board Co.(The) (a)                                    462
        40   Aecom Technology Corp.(a)                                    1,288
        49   Airtran Holdings, Inc.(a)                                      147
        23   Alaska Air Group, Inc.(a)                                      449
        23   Alexander & Baldwin, Inc.                                    1,184
         8   Allegiant Travel Co.(a)                                        167
       155   Allied Waste Industries, Inc.(a)                             2,088
         4   Amerco, Inc.(a)                                                238
        24   American Commercial Lines, Inc.(a)                             368
        21   American Reprographics Co.(a)                                  384
       126   AMR Corp.(a)                                                   906

See notes to financial statements.

54 | Annual Report | May 31, 2008

Claymore Exchange-Traded Fund Trust | Portfolio of Investments continued

 Number of
    Shares   Description                                                  Value
--------------------------------------------------------------------------------
             Industrials (continued)
        16   Apogee Enterprises, Inc.                              $        380
        12   Arkansas Best Corp.                                            446
         9   Atlas Air Worldwide Holdings, Inc.(a)                          557
        55   Avis Budget Group, Inc.(a)                                     766
        22   Brink's Co.(The)                                             1,595
       174   Burlington Northern Santa Fe Corp.                          19,671
        93   CH Robinson Worldwide, Inc.                                  5,999
        15   Chart Industries, Inc.(a)                                      628
        42   ChoicePoint, Inc.(a)                                         2,045
        74   Cintas Corp.                                                 2,184
         9   Clean Harbors, Inc.(a)                                         639
         8   Consolidated Graphics, Inc.(a)                                 439
        52   Continental Airlines, Inc.- Class B (a)                        749
        25   Con-way, Inc.                                                1,220
        36   Copart, Inc.(a)                                              1,620
        20   Corporate Executive Board Co.                                  903
        66   Corrections Corp.of America (a)                              1,701
        10   CoStar Group, Inc.(a)                                          469
        58   Covanta Holding Corp.(a)                                     1,622
       231   CSX Corp.                                                   15,953
       148   Delta Air Lines, Inc.(a)                                       910
        28   Deluxe Corp.                                                   631
        12   Dollar Thrifty Automotive Group (a)                            168
        38   Donaldson Co., Inc.                                          1,956
        32   Dun & Bradstreet Corp.                                       2,932
        23   Eagle Bulk Shipping, Inc.(Marshall Island)                     767
        34   EMCOR Group, Inc.(a)                                           998
        72   Equifax, Inc.                                                2,748
         8   Excel Maritime Carriers, Ltd.(Liberia)                         410
       116   Expeditors International Washington, Inc.                    5,461
        76   Fastenal Co.                                                 3,757
       158   FedEx Corp.                                                 14,490
         5   First Advantage Corp.- Class A (a)                             100
        49   Fluor Corp.                                                  9,141
        17   Forward Air Corp.                                              630
        78   Foster Wheeler, Ltd.(Bermuda) (a)                            5,941
        32   FTI Consulting, Inc.(a)                                      1,922
        12   G&K Services, Inc.- Class A                                    420
        25   GATX Corp.                                                   1,233
        17   Genco Shipping & Trading, Ltd.(Marshall Island)              1,194
        20   Genesee & Wyoming, Inc.- Class A (a)                           816
        27   Geo Group, Inc.(The) (a)                                       621

 Number of
    Shares   Description                                                  Value
--------------------------------------------------------------------------------
        19   Granite Construction, Inc.                            $        695
         9   H&E Equipment Services, Inc.(a)                                126
        20   Healthcare Services Group                                      353
        33   Heartland Express, Inc.                                        508
        10   Heidrick & Struggles International, Inc.                       287
        72   Hertz Global Holdings, Inc.(a)                                 952
        13   Horizon Lines, Inc.-Class A                                    163
        21   HUB Group, Inc.- Class A (a)                                   758
        10   Huron Consulting Group, Inc.(a)                                536
        15   Innerworkings, Inc.(a)                                         192
        16   Interline Brands, Inc.(a)                                      286
        66   Jacobs Engineering Group, Inc.(a)                            6,255
        56   JB Hunt Transport Services, Inc.                             1,951
        90   JetBlue Airways Corp.(a)                                       357
        42   Kansas City Southern (a)                                     2,098
        91   KBR, Inc.                                                    3,159
        13   Kelly Services, Inc.- Class A                                  273
        29   Kirby Corp.(a)                                               1,614
        30   Knight Transportation, Inc.                                    548
        23   Korn/Ferry International (a)                                   386
        30   Landstar System, Inc.                                        1,672
        10   Layne Christensen Co.(a)                                       511
        35   Lennox International, Inc.                                   1,128
        46   Manpower, Inc.                                               2,898
        12   Mcgrath Rentcorp                                               332
        63   Monster Worldwide, Inc.(a)                                   1,555
        26   MSC Industrial Direct Co.- Class A                           1,417
        23   Navigant Consulting, Inc.(a)                                   463
        43   Navios Maritime Holdings, Inc.(Marshall Island)                517
       210   Norfolk Southern Corp.                                      14,150
       128   Northwest Airlines Corp.(a)                                    904
        18   Old Dominion Freight Line, Inc.(a)                             543
        66   Pall Corp.                                                   2,693
        54   Pentair, Inc.                                                2,021
        11   Perini Corp.(a)                                                423
        20   Republic Airways Holdings, Inc.(a)                             244
        93   Republic Services, Inc.                                      3,062
        25   Resources Connection, Inc.(a)                                  525
        91   Robert Half International, Inc.                              2,237
        28   Rollins, Inc.                                                  445
       119   RR Donnelley & Sons Co.                                      3,907
        26   RSC Holdings, Inc.(a)                                          306
        33   Ryder System, Inc.                                           2,423

See notes to financial statements.

                                               Annual Report | May 31, 2008 | 55

Claymore Exchange-Traded Fund Trust | Portfolio of Investments continued

 Number of
    Shares   Description                                                  Value
--------------------------------------------------------------------------------
             Industrials (continued)
        35   Skywest, Inc.                                         $        541
       403   Southwest Airlines Co.                                       5,263
        48   Stericycle, Inc.(a)                                          2,798
         9   TAL International Group, Inc.                                  242
        22   TeleTech Holdings, Inc.(a)                                     568
        31   Tetra Tech, Inc.(a)                                            820
        97   Trane, Inc.                                                  4,503
        26   TrueBlue, Inc.(a)                                              378
        63   UAL Corp.                                                      538
       292   Union Pacific Corp.                                         24,034
       380   United Parcel Service, Inc.- Class B                        26,988
        40   United Rentals, Inc.(a)                                        824
        43   URS Corp.(a)                                                 2,056
        46   US Airways Group, Inc.(a)                                      182
        11   Viad Corp.                                                     363
        37   Waste Connections, Inc.(a)                                   1,215
       286   Waste Management, Inc.                                      10,848
        23   Watson Wyatt Worldwide, Inc.- Class A                        1,347
        29   Werner Enterprises, Inc.                                       549
        37   WW Grainger, Inc.                                            3,377
        31   YRC Worldwide, Inc.(a)                                         541
--------------------------------------------------------------------------------
                                                                        279,276
--------------------------------------------------------------------------------
             Information Technology - 5.9%
        37   Acxiom Corp.                                                   543
        43   Alliance Data Systems Corp.(a)                               2,582
        67   Arrow Electronics, Inc.(a)                                   2,054
       294   Automatic Data Processing, Inc.                             12,657
        81   Avnet, Inc.(a)                                               2,391
         7   Bankrate, Inc.(a)                                              354
        24   Blackbaud, Inc.                                                568
        14   Blackboard, Inc.(a)                                            530
        76   Broadridge Financial Solutions, Inc.                         1,713
        16   CACI International, Inc.- Class A (a)                          816
        21   Checkpoint Systems, Inc.(a)                                    545
         3   comScore, Inc.(a)                                               74
        75   Convergys Corp.(a)                                           1,210
         9   Dice Holdings, Inc.(a)                                          68
        22   Digital River, Inc.(a)                                         881
        28   DST Systems, Inc.(a)                                         1,775
       648   eBay, Inc.(a)                                               19,446
        19   Equinix, Inc.(a)                                             1,814
        25   Euronet Worldwide, Inc.(a)                                     489

 Number of
    Shares   Description                                                  Value
--------------------------------------------------------------------------------
        24   Factset Research Systems, Inc.                        $      1,553
        31   Fair Isaac Corp.                                               783
       105   Fidelity National Information Services, Inc.                 4,229
        91   Fiserv, Inc.(a)                                              4,765
        38   Gartner, Inc.(a)                                               828
        20   Genpact, Ltd.(Bermuda) (a)                                     290
        25   Global Cash Access Holdings, Inc.(a)                           179
        43   Global Payments, Inc.                                        2,030
       131   Google, Inc.- Class A (a)                                   76,740
        10   GSI Commerce, Inc.(a)                                          145
        55   Hewitt Associates, Inc.- Class A (a)                         2,154
        80   Ingram Micro, Inc.- Class A (a)                              1,450
        26   Insight Enterprises, Inc.(a)                                   348
        27   Internap Network Services Corp.(a)                             142
        99   Iron Mountain, Inc.(a)                                       2,973
        45   Jack Henry & Associates, Inc.                                1,071
        13   Kenexa, Corp.(a)                                               262
        23   Limelight Networks, Inc.(a)                                     78
        11   LoopNet, Inc.(a)                                               144
        40   Mastercard, Inc.- Class A                                   12,346
        12   MAXIMUS, Inc.                                                  441
        21   Mettler Toledo International, Inc.(a)                        2,178
         5   MicroStrategy, Inc.- Class A (a)                               398
        45   MoneyGram International, Inc.                                   61
        56   MPS Group, Inc.(a)                                             643
        53   NAVTEQ Corp.(a)                                              4,055
        41   Omniture, Inc.(a)                                            1,011
       185   Paychex, Inc.                                                6,392
        56   RealNetworks, Inc.(a)                                          409
        23   SRA International, Inc.- Class A (a)                           542
        11   Synchronoss Technologies, Inc.(a)                              146
         9   SYNNEX Corp.(a)                                                224
         7   Syntel, Inc.                                                   229
        30   Tech Data Corp.(a)                                           1,098
       108   Total System Services, Inc.                                  2,648
        54   Valueclick, Inc.(a)                                          1,086
        22   VistaPrint Ltd.(Bermuda) (a)                                   689
         5   WebMD Health Corp.- Class A (a)                                150
       412   Western Union Co.(The)                                       9,740
        22   Wright Express Corp.(a)                                        703
--------------------------------------------------------------------------------
                                                                        195,863
--------------------------------------------------------------------------------

See notes to financial statements.

56 | Annual Report | May 31, 2008

Claymore Exchange-Traded Fund Trust | Portfolio of Investments continued

 Number of
    Shares   Description                                                  Value
--------------------------------------------------------------------------------
             Telecommunication Services - 0.0%
        31   Premiere Global Services, Inc.(a)                     $        470
--------------------------------------------------------------------------------
             Total Common Stock - 99.4%
             (Cost $3,740,543)                                        3,273,923
--------------------------------------------------------------------------------

             Master Limited Partnerships - 0.1%

             Financials - 0.1%
        28   Lazard, Ltd.- Class A (Bermuda)
             (Cost $1,134)                                                1,067
--------------------------------------------------------------------------------

             Exchange - Traded Funds - 0.3%
        71   SPDR Trust Series 1
             (Cost $9,667)                                                9,965
--------------------------------------------------------------------------------
             Total Investments - 99.8%
             (Cost $3,751,344)                                        3,284,955
             Other Assets in excess of Liabilities- 0.2%                  6,736
--------------------------------------------------------------------------------
             Net Assets - 100.0%                                   $  3,291,691
================================================================================

REIT - Real Estate Investment Trust

(a)   Non-income producing security.

(b) A tracking stock is a security issued by a parent company to track the performance of a subsidiary,division or line of business.

Securities are classified by sectors that represent broad groupings of related industries.

See notes to financial statements.

                                               Annual Report | May 31, 2008 | 57

Claymore Exchange-Traded Fund Trust | Portfolio of Investments continued

UEM | Claymore U.S.-1 - The Capital Markets Index ETF

 Number of
    Shares   Description                                                  Value
--------------------------------------------------------------------------------
             Long-Term Investments - 76.0%

             Common Stocks - 49.0%

             Consumer Discretionary - 5.0%
        42   Abercrombie & Fitch Co.- Class A                      $      3,049
        74   Advance Auto Parts, Inc.                                     2,982
       147   Amazon.com, Inc.(a)                                         11,998
       147   American Eagle Outfitters, Inc.                              2,678
        72   Apollo Group, Inc.- Class A (a)                              3,441
        26   Autozone, Inc.(a)                                            3,291
       120   Bed Bath & Beyond, Inc.(a)                                   3,823
       134   Best Buy Co., Inc.                                           6,256
        45   Black & Decker Corp.                                         2,912
        68   BorgWarner, Inc.                                             3,516
       106   Burger King Holdings, Inc.                                   3,026
       155   Cablevision Systems Corp.- Class A (a)                       4,202
       151   Carmax, Inc.(a)                                              2,969
       211   Carnival Corp.(Panama)                                       8,453
       256   CBS Corp.                                                    5,524
        32   Chipotle Mexican Grill, Inc.- Class A (a)                    2,954
       187   Clear Channel Communications, Inc.                           6,549
       144   Coach, Inc.(a)                                               5,227
       948   Comcast Corp.- Class A                                      21,330
       102   Darden Restaurants, Inc.                                     3,494
        48   DeVry, Inc.                                                  2,738
        95   Dick's Sporting Goods, Inc.(a)                               2,199
       345   DIRECTV Group, Inc.(The) (a)                                 9,695
       146   Discovery Holding Co.- Class A (a)                           3,824
       183   DISH Network Corp.- Class A (a)                              6,425
       186   DR Horton, Inc.                                              2,364
       169   Eastman Kodak Co.                                            2,589
        76   EW Scripps Co.- Class A                                      3,580
       142   Expedia, Inc.(a)                                             3,444
       837   Ford Motor Co.(a)                                            5,692
        59   Fortune Brands, Inc.                                         4,099
        75   GameStop Corp.- Class A (a)                                  3,720
       140   Gannett Co., Inc.                                            4,033
       254   Gap, Inc.(The)                                               4,636
       232   General Motors Corp.                                         3,967
        76   Genuine Parts Co.                                            3,345
       123   Goodyear Tire & Rubber Co.(The) (a)                          3,125
       184   H&R Block, Inc.                                              4,295
       121   Harley-Davidson, Inc.                                        5,030
       104   Hasbro, Inc.                                                 3,769
       464   Home Depot, Inc.                                            12,695

 Number of
    Shares   Description                                                  Value
--------------------------------------------------------------------------------
       145   IAC/InterActiveCorp.(a)                               $      3,270
       103   International Game Technology                                3,673
       377   Interpublic Group of Cos., Inc.(a)                           3,759
       102   JC Penney Co., Inc.                                          4,104
       190   Johnson Controls, Inc.                                       6,471
       116   Kohl's Corp.(a)                                              5,197
        84   Lamar Advertising Co.- Class A (a)                           3,515
       124   Las Vegas Sands Corp.(a)                                     8,611
       126   Lennar Corp.- Class A                                        2,127
       128   Liberty Global, Inc.- Class A (a)                            4,589
       131   Liberty Media Corp.- Entertainment - Tracking Stock -
             Class A (a) (d)                                              3,537
       439   Lowe's Cos., Inc.                                           10,536
       191   Ltd Brands, Inc.                                             3,702
       189   Macy's, Inc.                                                 4,474
       133   Marriott International, Inc.- Class A                        4,377
       181   Mattel, Inc.                                                 3,645
       309   McDonald's Corp.                                            18,330
       131   McGraw-Hill Cos., Inc.(The)                                  5,435
       107   MGM Mirage (a)                                               5,265
        44   Mohawk Industries, Inc.(a)                                   3,303
       143   Newell Rubbermaid, Inc.                                      2,871
       915   News Corp.- Class A                                         16,424
       136   Nike, Inc.- Class B                                          9,298
       117   Nordstrom, Inc.                                              4,093
       245   Office Depot, Inc.(a)                                        3,112
       105   Omnicom Group, Inc.                                          5,146
        65   Penn National Gaming, Inc.(a)                                3,017
        56   Polo Ralph Lauren Corp.                                      3,912
        23   priceline.com, Inc.(a)                                       3,094
       175   Pulte Homes, Inc.                                            2,140
       101   Ross Stores, Inc.                                            3,699
        52   Sears Holdings Corp.(a)                                      4,405
        58   Sherwin-Williams Co.(The)                                    3,257
      1067   Sirius Satellite Radio, Inc.(a)                              2,689
        59   Stanley Works (The)                                          2,866
       209   Staples, Inc.                                                4,901
       287   Starbucks Corp.(a)                                           5,221
        87   Starwood Hotels & Resorts Worldwide, Inc.                    4,211
       229   Target Corp.                                                12,219
       213   Thomson Reuters Corp.(Canada)                                7,785
        78   Tiffany & Co.                                                3,824
       293   Time Warner Cable, Inc.- Class A (a)                         8,761
      1085   Time Warner, Inc.- Class A                                  17,230
       122   TJX Cos., Inc.                                               3,911

See notes to financial statements.

58 | Annual Report | May 31, 2008

Claymore Exchange-Traded Fund Trust | Portfolio of Investments continued

 Number of
    Shares   Description                                                  Value
--------------------------------------------------------------------------------
             Consumer Discretionary (continued)
        99   Urban Outfitters, Inc.(a)                             $      3,187
        50   VF Corp.                                                     3,785
       232   Viacom, Inc.- Class B (a)                                    8,310
       255   Virgin Media, Inc.                                           4,001
       541   Walt Disney Co (The)                                        18,178
         6   Washington Post Co.(The) - Class B                           3,771
        67   Weight Watchers International, Inc.                          2,801
        39   Whirlpool Corp.                                              2,874
       142   Wyndham Worldwide Corp.                                      3,107
        46   Wynn Resorts Ltd (a)                                         4,601
       230   XM Satellite Radio Holdings, Inc.- Class A (a)               2,445
       151   Yum! Brands, Inc.                                            5,995
--------------------------------------------------------------------------------
                                                                        511,999
--------------------------------------------------------------------------------
             Consumer Staples - 4.4%
       547   Altria Group, Inc.                                          12,176
       183   Anheuser-Busch Cos., Inc.                                   10,515
       229   Archer-Daniels-Midland Co.                                   9,091
       162   Avon Products, Inc.                                          6,328
        60   Brown-Forman Corp.- Class B                                  4,511
        53   Bunge Ltd (Bermuda)                                          6,327
       156   Campbell Soup Co.                                            5,223
        58   Church & Dwight Co., Inc.                                    3,302
        70   Clorox Co.                                                   3,999
       619   Coca-Cola Co.(The)                                          35,444
       204   Coca-Cola Enterprises, Inc.                                  4,109
       142   Colgate-Palmolive Co.                                       10,559
       223   ConAgra Foods, Inc.                                          5,258
       167   Constellation Brands, Inc.(a)                                3,560
       145   Costco Wholesale Corp.                                      10,341
       458   CVS/Caremark Corp.                                          19,598
       158   Dean Foods Co.(a)                                            3,437
        38   Energizer Holdings, Inc.(a)                                  3,100
        98   Estee Lauder Cos., Inc.(The) - Class A                       4,665
       106   General Mills, Inc.                                          6,699
        66   Hansen Natural Corp.(a)                                      2,062
       121   Hershey Co.(The)                                             4,742
       117   HJ Heinz Co.                                                 5,839
        91   Hormel Foods Corp.                                           3,439
       122   Kellogg Co.                                                  6,321
       125   Kimberly-Clark Corp.                                         7,975
       458   Kraft Foods, Inc.- Class A                                  14,876
       262   Kroger Co.(The)                                              7,242
       101   McCormick & Co., Inc.                                        3,796

 Number of
    Shares   Description                                                  Value
--------------------------------------------------------------------------------
        73   Molson Coors Brewing Co.- Class B                     $      4,234
       126   Pepsi Bottling Group, Inc.                                   4,085
       409   PepsiCo, Inc.                                               27,935
       877   Procter & Gamble Co.                                        57,926
       100   Reynolds American, Inc.                                      5,492
       194   Safeway, Inc.                                                6,183
       344   Sara Lee Corp.                                               4,740
       119   Smithfield Foods, Inc.(a)                                    3,724
       131   SUPERVALU, Inc.                                              4,594
       231   SYSCO Corp.                                                  7,129
       226   Tyson Foods, Inc.- Class A                                   4,258
        81   UST, Inc.                                                    4,474
       337   Walgreen Co.                                                12,139
      1139   Wal-Mart Stores, Inc.                                       65,766
        91   Whole Foods Market, Inc.                                     2,639
       102   WM Wrigley Jr Co.                                            7,867
--------------------------------------------------------------------------------
                                                                        447,719
--------------------------------------------------------------------------------
             Energy - 6.5%
       158   Anadarko Petroleum Corp.                                    11,845
       107   Apache Corp.                                                14,344
        75   Arch Coal, Inc.                                              4,868
       120   Baker Hughes, Inc.                                          10,634
       186   BJ Services Co.                                              5,617
        68   Cabot Oil & Gas Corp.                                        4,097
        98   Cameron International Corp.(a)                               5,217
       184   Chesapeake Energy Corp.                                     10,078
       584   Chevron Corp.                                               57,904
        96   CNX Gas Corp.(a)                                             3,993
       452   ConocoPhillips                                              42,081
        72   Consol Energy, Inc.                                          7,024
       113   Continental Resources, Inc.(a)                               7,251
       122   Denbury Resources, Inc.(a)                                   4,152
       141   Devon Energy Corp.                                          16,348
        52   Diamond Offshore Drilling, Inc.                              7,095
       305   El Paso Corp.                                                5,963
        76   ENSCO International, Inc.                                    5,459
        87   EOG Resources, Inc.                                         11,191
        52   Exterran Holdings, Inc.(a)                                   3,823
      1616   Exxon Mobil Corp.                                          143,436
        70   FMC Technologies, Inc.(a)                                    5,030
        67   Forest Oil Corp.(a)                                          4,472
        91   Frontier Oil Corp.                                           2,740
       278   Halliburton Co.                                             13,505

See notes to financial statements.

                                               Annual Report | May 31, 2008 | 59

Claymore Exchange-Traded Fund Trust | Portfolio of Investments continued

 Number of
    Shares   Description                                                  Value
--------------------------------------------------------------------------------
             Energy (continued)
        83   Helmerich & Payne, Inc.                               $      5,200
       114   Hess Corp.                                                  14,000
        43   IHS, Inc.- Class A (a)                                       2,561
       251   Marathon Oil Corp.                                          12,899
        75   Murphy Oil Corp.                                             6,949
       172   National Oilwell Varco, Inc.(a)                             14,331
        74   Newfield Exploration Co.(a)                                  4,680
       118   Noble Corp.(Cayman Islands)                                  7,450
        69   Noble Energy, Inc.                                           6,724
       235   Occidental Petroleum Corp.                                  21,604
       114   Peabody Energy Corp.                                         8,427
        80   Pioneer Natural Resources Co.                                5,743
        71   Plains Exploration & Production Co.(a)                       5,075
       118   Pride International, Inc.(a)                                 5,185
       100   Quicksilver Resources, Inc.(a)                               3,643
        71   Range Resources Corp.                                        4,669
        93   Rowan Cos., Inc.                                             4,106
        88   SandRidge Energy, Inc.(a)                                    4,840
       359   Schlumberger Ltd (Netherlands Antilles)                     36,306
        93   Smith International, Inc.                                    7,340
       156   Southwestern Energy Co.(a)                                   6,917
       264   Spectra Energy Corp.                                         7,133
        75   Sunoco, Inc.                                                 3,335
       103   Tesoro Corp.                                                 2,560
        93   Transocean, Inc.(Cayman Islands)                            13,968
        67   Ultra Petroleum Corp.(Canada) (a)                            5,827
       201   Valero Energy Corp.                                         10,219
       234   Weatherford International Ltd (Bermuda) (a)                 10,677
       186   Williams Cos., Inc.                                          7,075
       152   XTO Energy, Inc.                                             9,670
--------------------------------------------------------------------------------
                                                                        667,280
--------------------------------------------------------------------------------
             Financials - 7.8%
        92   Aflac, Inc.                                                  6,176
       172   Allstate Corp.(The)                                          8,762
        73   AMB Property Corp., REIT                                     4,303
       113   American Capital Strategies Ltd                              3,616
       302   American Express Co.                                        13,998
       682   American International Group, Inc.                          24,552
        96   Ameriprise Financial, Inc.                                   4,537
       191   Annaly Capital Management, Inc., REIT                        3,402
       111   AON Corp.                                                    5,238
        99   Apartment Investment & Management Co.- Class A, REIT         3,917

 Number of
    Shares   Description                                                  Value
--------------------------------------------------------------------------------
        60   Assurant, Inc.                                        $      4,082
        44   AvalonBay Communities, Inc., REIT                            4,453
      1266   Bank of America Corp.                                       43,057
       335   Bank of New York Mellon Corp.(The)                          14,918
       216   BB&T Corp.                                                   6,798
        40   BlackRock, Inc.                                              9,000
        59   BOK Financial Corp.                                          3,436
        53   Boston Properties, Inc., REIT                                5,180
       155   Capital One Financial Corp.                                  7,459
       189   CB Richard Ellis Group, Inc.- Class A (a)                    4,245
       401   Charles Schwab Corp.(The)                                    8,894
       108   Chubb Corp.                                                  5,806
       113   Cincinnati Financial Corp.                                   3,957
       132   CIT Group, Inc.                                              1,320
      1544   Citigroup, Inc.                                             33,798
        17   CME Group, Inc.                                              7,315
       169   CNA Financial Corp.                                          5,136
       113   Comerica, Inc.                                               4,201
       439   Countrywide Financial Corp.                                  2,309
        96   Developers Diversified Realty Corp., REIT                    3,809
       231   Discover Financial Services                                  3,962
       125   E*Trade Financial Corp.(a)                                     513
        94   Eaton Vance Corp.                                            4,000
       122   Equity Residential, REIT                                     5,159
       355   Federal National Mortgage Association                        9,592
        47   Federal Realty Investment Trust, REIT                        3,789
       198   Fidelity National Financial, Inc.- Class A                   3,386
       237   Fifth Third BanCorp.                                         4,432
        89   First American Corp.                                         2,988
       111   Forest City Enterprises, Inc.- Class A                       4,440
        71   Franklin Resources, Inc.                                     7,187
       275   Freddie Mac                                                  6,991
       125   General Growth Properties, Inc., REIT                        5,195
       208   Genworth Financial, Inc.- Class A                            4,597
       126   Goldman Sachs Group, Inc.(The)                              22,228
       109   Hartford Financial Services Group, Inc.                      7,747
       130   HCP, Inc., REIT                                              4,454
        78   Health Care REIT, Inc., REIT                                 3,767
       270   Host Hotels & Resorts, Inc., REIT                            4,641
       238   Hudson City BanCorp., Inc.                                   4,236
       262   Huntington Bancshares, Inc./OH                               2,334
        30   IntercontinentalExchange, Inc.(a)                            4,146
       120   Janus Capital Group, Inc.                                    3,480

See notes to financial statements.

60 | Annual Report | May 31, 2008

Claymore Exchange-Traded Fund Trust | Portfolio of Investments continued

 Number of
    Shares   Description                                                  Value
--------------------------------------------------------------------------------
             Financials (continued)
      1010   JPMorgan Chase & Co.                                  $     43,430
       207   KeyCorp.                                                     4,030
       127   Kimco Realty Corp., REIT                                     4,997
        65   Legg Mason, Inc.                                             3,498
       198   Lehman Brothers Holdings, Inc.                               7,288
        88   Leucadia National Corp.                                      4,778
       109   Lincoln National Corp.                                       6,012
       229   Loews Corp.                                                 11,352
        50   M&T Bank Corp.                                               4,333
        58   Macerich Co.(The), REIT                                      4,149
         8   Markel Corp.(a)                                              3,237
       195   Marsh & McLennan Cos., Inc.                                  5,310
       154   Marshall & Ilsley Corp.                                      3,579
       297   Merrill Lynch & Co., Inc.                                   13,044
       193   MetLife, Inc.                                               11,586
        43   MGIC Investment Corp.                                          517
       127   Moody's Corp.                                                4,709
       353   Morgan Stanley                                              15,613
        85   Nasdaq OMX Group (The) (a)                                   2,978
       299   National City Corp.                                          1,746
        89   Nationwide Financial Services - Class A                      4,542
       193   New York Community BanCorp., Inc.                            3,960
        75   Northern Trust Corp.                                         5,700
        42   Nymex Holdings, Inc.                                         3,814
       105   NYSE Euronext                                                6,712
       113   Och-Ziff Capital Management Group LLC - Class A              2,332
       260   Old Republic International Corp.                             3,913
       218   People's United Financial, Inc.                              3,604
        79   Plum Creek Timber Co., Inc., REIT                            3,685
       112   PNC Financial Services Group, Inc.                           7,196
        95   Principal Financial Group, Inc.                              5,119
       263   Progressive Corp.(The)                                       5,276
        95   Prologis, REIT                                               5,883
       126   Prudential Financial, Inc.                                   9,412
        65   Public Storage, REIT                                         5,728
        87   Radian Group, Inc.                                             499
        60   Regency Centers Corp., REIT                                  3,989
       297   Regions Financial Corp.                                      5,293
        65   Reinsurance Group of America, Inc.                           3,342
        88   Safeco Corp.                                                 5,896
       135   SEI Investments Co.                                          3,256
        71   Simon Property Group, Inc., REIT                             7,055

 Number of
    Shares   Description                                                  Value
--------------------------------------------------------------------------------
        47   SL Green Realty Corp., REIT                           $      4,686
       223   SLM Corp.(a)                                                 5,055
       289   Sovereign BanCorp., Inc.                                     2,641
       121   State Street Corp.                                           8,714
       133   SunTrust Banks, Inc.                                         6,944
       265   Synovus Financial Corp.                                      3,045
       101   T Rowe Price Group, Inc.                                     5,850
       257   TD Ameritrade Holding Corp.(a)                               4,654
       239   TFS Financial Corp.                                          2,971
        62   Torchmark Corp.                                              3,931
        52   Transatlantic Holdings, Inc.                                 3,362
       177   Travelers Cos., Inc.(The)                                    8,816
        81   UnionBanCal Corp.                                            4,055
       190   Unum Group                                                   4,575
       452   US BanCorp.                                                 15,002
        83   Ventas, Inc., REIT                                           3,956
        63   Vornado Realty Trust, REIT                                   6,157
       615   Wachovia Corp.                                              14,637
       383   Washington Mutual, Inc.                                      3,455
       946   Wells Fargo & Co.                                           26,081
         9   White Mountains Insurance Group Ltd (Bermuda)                4,293
       135   WR Berkley Corp.                                             3,657
        79   Zions BanCorporation                                         3,404
--------------------------------------------------------------------------------
                                                                        793,271
--------------------------------------------------------------------------------
             Health Care - 5.4%
       444   Abbott Laboratories                                         25,019
        11   Abraxis Bioscience, Inc.(a)                                    714
       184   Aetna, Inc.                                                  8,677
       120   Allergan, Inc.                                               6,914
        89   AmerisourceBergen Corp.                                      3,678
       358   Amgen, Inc.(a)                                              15,763
       118   Amylin Pharmaceuticals, Inc.(a)                              3,749
       126   Applera Corp.- Applied Biosystems Group                      4,380
        72   Barr Pharmaceuticals, Inc.(a)                                3,154
       167   Baxter International, Inc.                                  10,204
        48   Beckman Coulter, Inc.                                        3,331
        61   Becton Dickinson & Co.                                       5,151
       114   Biogen Idec, Inc.(a)                                         7,154
        68   BioMarin Pharmaceutical, Inc.(a)                             2,596
       511   Boston Scientific Corp.(a)                                   6,791
       629   Bristol-Myers Squibb Co.                                    14,335
       114   Cardinal Health, Inc.                                        6,446
       156   Celgene Corp.(a)                                             9,494

See notes to financial statements.

                                               Annual Report | May 31, 2008 | 61

Claymore Exchange-Traded Fund Trust | Portfolio of Investments continued

 Number of
    Shares   Description                                                  Value
--------------------------------------------------------------------------------
             Health Care (continued)
        57   Cephalon, Inc.(a)                                     $      3,859
        76   Cerner Corp.(a)                                              3,448
        51   Charles River Laboratories International, Inc.(a)            3,278
       120   Cigna Corp.                                                  4,872
        41   Covance, Inc.(a)                                             3,361
        73   Coventry Health Care, Inc.(a)                                3,360
        39   CR Bard, Inc.                                                3,557
        75   DaVita, Inc.(a)                                              3,891
        78   Dentsply International, Inc.                                 3,162
       331   Eli Lilly & Co.                                             15,934
        96   Express Scripts, Inc.(a)                                     6,923
       151   Forest Laboratories, Inc.(a)                                 5,422
       313   Genentech, Inc.(a)                                          22,182
       102   Genzyme Corp.(a)                                             6,983
       298   Gilead Sciences, Inc.(a)                                    16,485
        86   Health Net, Inc.(a)                                          2,666
        56   Henry Schein, Inc.(a)                                        3,120
       138   Hologic, Inc.(a)                                             3,316
        86   Hospira, Inc.(a)                                             3,607
        67   Humana, Inc.(a)                                              3,420
        52   Idexx Laboratories, Inc.(a)                                  2,626
        34   Illumina, Inc.(a)                                            2,668
        63   ImClone Systems, Inc.(a)                                     2,746
       169   IMS Health, Inc.                                             4,097
        14   Intuitive Surgical, Inc.(a)                                  4,110
        73   Inverness Medical Innovations, Inc.(a)                       2,669
        76   Invitrogen Corp.(a)                                          3,493
       793   Johnson & Johnson                                           52,925
        58   Kinetic Concepts, Inc.(a)                                    2,519
        53   Laboratory Corp. of America Holdings (a)                     3,911
       168   MannKind Corp.(a)                                              504
        97   McKesson Corp.                                               5,592
       166   Medco Health Solutions, Inc.(a)                              8,043
       290   Medtronic, Inc.                                             14,694
       684   Merck & Co., Inc.                                           26,649
        51   Millipore Corp.(a)                                           3,705
       289   Mylan, Inc.                                                  3,858
       110   Patterson Cos., Inc.(a)                                      3,741
      2019   Pfizer, Inc.                                                39,088
        80   Pharmaceutical Product Development, Inc.                     3,537
        88   Quest Diagnostics, Inc.                                      4,436
        73   Resmed, Inc.(a)                                              2,875

 Number of
    Shares   Description                                                  Value
--------------------------------------------------------------------------------
       587   Schering-Plough Corp.                                 $     11,975
       136   St Jude Medical, Inc.(a)                                     5,542
       115   Stryker Corp.                                                7,423
       152   Thermo Fisher Scientific, Inc.(a)                            8,971
       398   UnitedHealth Group, Inc.                                    13,616
        70   Varian Medical Systems, Inc.(a)                              3,328
        59   Viropharma, Inc.(a)                                            566
        66   Waters Corp.(a)                                              4,060
       176   WellPoint, Inc.(a)                                           9,824
       421   Wyeth                                                       18,722
        85   Zimmer Holdings, Inc.(a)                                     6,188
--------------------------------------------------------------------------------
                                                                        549,097
--------------------------------------------------------------------------------
             Industrials - 5.9%
       204   3M Co.                                                      15,822
        53   AGCO Corp.(a)                                                3,203
       300   Allied Waste Industries, Inc.(a)                             4,041
        82   Ametek, Inc.                                                 4,207
       247   AMR Corp.(a)                                                 1,776
        77   Avery Dennison Corp.                                         3,972
        85   BE Aerospace, Inc.(a)                                        2,971
       224   Boeing Co.                                                  18,540
       109   Burlington Northern Santa Fe Corp.                          12,322
       178   Caterpillar, Inc.                                           14,710
        83   CH Robinson Worldwide, Inc.                                  5,353
       124   Cintas Corp.                                                 3,660
       106   Cooper Industries Ltd - Class A (Bermuda)                    4,943
       110   Covanta Holding Corp.(a)                                     3,077
       132   CSX Corp.                                                    9,116
        97   Cummins, Inc.                                                6,831
       105   Danaher Corp.                                                8,209
       130   Deere & Co.                                                 10,574
       239   Delta Air Lines, Inc.(a)                                     1,470
       114   Dover Corp.                                                  6,165
        36   Dun & Bradstreet Corp.                                       3,298
        67   Eaton Corp.                                                  6,478
       233   Emerson Electric Co.                                        13,556
        98   EnergySolutions, Inc.                                        2,489
        96   Equifax, Inc.                                                3,663
       107   Expeditors International of Washington, Inc.                 5,038
       100   Fastenal Co.                                                 4,944
        97   FedEx Corp.                                                  8,896
        31   First Solar, Inc.(a)                                         8,294
        36   Flowserve Corp.                                              4,987

See notes to financial statements.

62 | Annual Report | May 31, 2008

Claymore Exchange-Traded Fund Trust | Portfolio of Investments continued

 Number of
    Shares   Description                                                  Value
--------------------------------------------------------------------------------
             Industrials (continued)
        39   Fluor Corp.                                           $      7,275
        66   Foster Wheeler Ltd.(Bermuda) (a)                             5,027
       122   General Dynamics Corp.                                      11,242
      2969   General Electric Co.                                        91,208
        68   Goodrich Corp.                                               4,407
        63   Harsco Corp.                                                 3,989
       245   Hertz Global Holdings, Inc.(a)                               3,239
       225   Honeywell International, Inc.                               13,415
       181   Illinois Tool Works, Inc.                                    9,720
        94   ITT Corp.                                                    6,204
        58   Jacobs Engineering Group, Inc.(a)                            5,497
       105   JB Hunt Transport Services, Inc.                             3,658
        54   Joy Global, Inc.                                             4,548
       107   KBR, Inc.                                                    3,714
        52   L-3 Communications Holdings, Inc.                            5,584
       113   Lockheed Martin Corp.                                       12,367
        85   Manitowoc Co., Inc.(The)                                     3,307
        59   Manpower, Inc.                                               3,717
       238   Masco Corp.                                                  4,413
        98   McDermott International, Inc.(Panama) (a)                    6,079
       105   Monster Worldwide, Inc.(a)                                   2,592
       137   Norfolk Southern Corp.                                       9,231
       112   Northrop Grumman Corp.                                       8,452
       205   Northwest Airlines Corp.(a)                                  1,447
       148   PACCAR, Inc.                                                 7,902
       108   Pall Corp.                                                   4,407
        79   Parker Hannifin Corp.                                        6,689
        91   Pitney Bowes, Inc.                                           3,304
        55   Precision Castparts Corp.                                    6,644
       143   Quanta Services, Inc.(a)                                     4,582
       133   Raytheon Co.                                                 8,493
       110   Republic Services, Inc.                                      3,622
       133   Robert Half International, Inc.                              3,269
        85   Rockwell Automation, Inc.                                    4,977
        86   Rockwell Collins, Inc.                                       5,278
        70   Roper Industries, Inc.                                       4,553
       123   RR Donnelley & Sons Co.                                      4,038
        53   Ryder System, Inc.                                           3,892
        49   Shaw Group, Inc.(The) (a)                                    2,989
       359   Southwest Airlines Co.                                       4,689
       141   Spirit Aerosystems Holdings, Inc.- Class A (a)               4,206
        34   SPX Corp.                                                    4,518

 Number of
    Shares   Description                                                  Value
--------------------------------------------------------------------------------
        56   Stericycle, Inc.(a)                                   $      3,265
         7   Sunpower Corp.- Class A (a)                                    573
        65   Terex Corp.(a)                                               4,638
       104   Textron, Inc.                                                6,505
       106   Trane, Inc.                                                  4,921
        96   UAL Corp.                                                      820
       160   Union Pacific Corp.                                         13,170
       267   United Parcel Service, Inc.- Class B                        18,962
       270   United Technologies Corp.                                   19,181
        79   USG Corp.(a)                                                 2,690
       154   Waste Management, Inc.                                       5,841
        54   WW Grainger, Inc.                                            4,928
--------------------------------------------------------------------------------
                                                                        606,483
--------------------------------------------------------------------------------
             Information Technology - 8.2%
       153   Activision, Inc.(a)                                          5,164
       202   Adobe Systems, Inc.(a)                                       8,900
       476   Advanced Micro Devices, Inc.(a)                              3,275
        71   Affiliated Computer Services, Inc.- Class A (a)              3,848
       193   Agilent Technologies, Inc.(a)                                7,216
       100   Akamai Technologies, Inc.(a)                                 3,905
        61   Alliance Data Systems Corp.(a)                               3,662
       226   Altera Corp.                                                 5,230
       126   Amphenol Corp.- Class A                                      5,875
       154   Analog Devices, Inc.                                         5,407
       283   Apple, Inc.(a)                                              53,416
       316   Applied Materials, Inc.                                      6,260
       127   Arrow Electronics, Inc.(a)                                   3,894
       126   Autodesk, Inc.(a)                                            5,186
       171   Automatic Data Processing, Inc.                              7,362
       113   Avnet, Inc.(a)                                               3,336
       112   BMC Software, Inc.(a)                                        4,491
       241   Broadcom Corp.- Class A (a)                                  6,914
       229   CA, Inc.                                                     6,078
      1816   Cisco Systems, Inc.(a)                                      48,523
       112   Citrix Systems, Inc.(a)                                      3,834
       153   Cognizant Technology Solutions Corp.- Class A (a)            5,398
        92   Computer Sciences Corp.(a)                                   4,522
       566   Corning, Inc.                                               15,474
       684   Dell, Inc.(a)                                               15,773
        77   Dolby Laboratories, Inc.- Class A (a)                        3,697
        60   DST Systems, Inc.(a)                                         3,804
       426   eBay, Inc.(a)                                               12,784
       127   Electronic Arts, Inc.(a)                                     6,375

See notes to financial statements.

                                               Annual Report | May 31, 2008 | 63

Claymore Exchange-Traded Fund Trust | Portfolio of Investments continued

 Number of
    Shares   Description                                                  Value
--------------------------------------------------------------------------------
             Information Technology (continued)
       266   Electronic Data Systems Corp.                         $      6,514
       777   EMC Corp.(a)                                                13,551
        98   Fidelity National Information Services, Inc.                 3,947
        81   Fiserv, Inc.(a)                                              4,241
       109   Flir Systems, Inc.(a)                                        4,297
        98   Google, Inc.- Class A (a)                                   57,408
       102   Harris Corp.                                                 6,710
        73   Hewitt Associates, Inc.- Class A (a)                         2,859
       720   Hewlett-Packard Co.                                         33,883
      1645   Intel Corp.                                                 38,131
       383   International Business Machines Corp.                       49,572
       154   Intuit, Inc.(a)                                              4,460
       124   Iron Mountain, Inc.(a)                                       3,724
       241   Juniper Networks, Inc.(a)                                    6,632
       105   Kla-Tencor Corp.                                             4,843
        97   Lam Research Corp.(a)                                        3,948
       140   Linear Technology Corp.                                      5,148
       607   LSI Corp.(a)                                                 4,413
        46   Mastercard, Inc.- Class A                                   14,198
       101   McAfee, Inc.(a)                                              3,661
        93   MEMC Electronic Materials, Inc.(a)                           6,385
       133   Microchip Technology, Inc.                                   4,900
       481   Micron Technology, Inc.(a)                                   3,882
      2821   Microsoft Corp.                                             79,891
       185   Molex, Inc.                                                  5,150
       951   Motorola, Inc.                                               8,873
       203   National Semiconductor Corp.                                 4,273
        49   NAVTEQ Corp.(a)                                              3,749
       181   NCR Corp.(a)                                                 4,789
       249   Nvidia Corp.(a)                                              6,150
      1511   Oracle Corp.(a)                                             34,511
       153   Paychex, Inc.                                                5,286
       487   QUALCOMM, Inc.                                              23,639
       163   Red Hat, Inc.(a)                                             3,971
        63   Salesforce.com, Inc.(a)                                      4,556
       149   SanDisk Corp.(a)                                             4,218
       398   Sun Microsystems, Inc.(a)                                    5,154
       343   Symantec Corp.(a)                                            7,453
       154   Teradata Corp.(a)                                            4,160
       399   Texas Instruments, Inc.                                     12,960
       149   Total System Services, Inc.                                  3,653
       109   VeriSign, Inc.(a)                                            4,364

 Number of
    Shares   Description                                                  Value
--------------------------------------------------------------------------------
       170   Visa, Inc.(a)                                         $     14,681
       147   VMware, Inc.- Class A (a)                                   10,094
       157   Western Digital Corp.(a)                                     5,892
       282   Western Union Co.(The)                                       6,666
       449   Xerox Corp.                                                  6,097
       167   Xilinx, Inc.                                                 4,542
       465   Yahoo!, Inc.(a)                                             12,443
--------------------------------------------------------------------------------
                                                                        844,125
--------------------------------------------------------------------------------
             Materials - 2.3%
        55   Air Products & Chemicals, Inc.                               5,606
        55   Airgas, Inc.                                                 3,254
        54   AK Steel Holding Corp.                                       3,834
        89   Albemarle Corp.                                              3,958
       257   Alcoa, Inc.                                                 10,432
        51   Allegheny Technologies, Inc.                                 3,825
        63   Ball Corp.                                                   3,421
        81   Celanese Corp.- Class A                                      3,945
        28   CF Industries Holdings, Inc.                                 3,833
        50   Cleveland-Cliffs, Inc.                                       5,335
       116   Crown Holdings, Inc.(a)                                      3,347
       262   Dow Chemical Co.(The)                                       10,585
        44   Eastman Chemical Co.                                         3,371
        93   Ecolab, Inc.                                                 4,169
       213   EI Du Pont de Nemours & Co.                                 10,205
        46   FMC Corp.                                                    3,403
       129   Freeport-McMoRan Copper & Gold, Inc.                        14,927
       121   Huntsman Corp.                                               2,654
        72   International Flavors & Fragrances, Inc.                     3,021
       155   International Paper Co.                                      4,219
        51   Lubrizol Corp.                                               2,861
        31   Martin Marietta Materials, Inc.                              3,617
       113   MeadWestvaco Corp.                                           2,907
       157   Monsanto Co.                                                20,002
       146   Mosaic Co.(The) (a)                                         18,297
       141   Newmont Mining Corp.                                         6,702
       102   Nucor Corp.                                                  7,630
        63   Owens-Illinois, Inc.(a)                                      3,605
       123   Pactiv Corp.(a)                                              3,029
        69   PPG Industries, Inc.                                         4,349
        87   Praxair, Inc.                                                8,270
        49   Reliance Steel & Aluminum Co.                                3,331
        66   Rohm & Haas Co.                                              3,563
       119   Sealed Air Corp.                                             2,899

See notes to financial statements.

64 | Annual Report | May 31, 2008

Claymore Exchange-Traded Fund Trust | Portfolio of Investments continued

 Number of
    Shares   Description                                                  Value
--------------------------------------------------------------------------------
             Materials (continued)
        51   Sigma-Aldrich Corp.                                   $      2,997
       101   Southern Copper Corp.                                       11,133
       106   Steel Dynamics, Inc.                                         3,827
        60   Terra Industries, Inc.                                       2,618
       143   Titanium Metals Corp.                                        2,488
        46   United States Steel Corp.                                    7,945
        59   Vulcan Materials Co.                                         4,539
        89   Weyerhaeuser Co.                                             5,547
--------------------------------------------------------------------------------
                                                                        239,500
--------------------------------------------------------------------------------
             Telecommunications Services - 1.6%
       142   American Tower Corp.- Class A (a)                            6,492
      1727   AT&T, Inc.                                                  68,907
        94   CenturyTel, Inc.                                             3,329
       287   Citizens Communications Co.                                  3,346
       114   Crown Castle International Corp.(a)                          4,844
        91   Embarq Corp.                                                 4,306
      1183   Level 3 Communications, Inc.(a)                              4,058
       189   MetroPCS Communications, Inc.(a)                             4,014
       101   NII Holdings, Inc.(a)                                        5,070
       921   Qwest Communications International, Inc.                     4,467
      1046   Sprint Nextel Corp.                                          9,790
        77   Telephone & Data Systems, Inc.                               3,671
        50   US Cellular Corp.(a)                                         3,131
       786   Verizon Communications, Inc.                                30,237
       300   Windstream Corp.                                             4,002
--------------------------------------------------------------------------------
                                                                        159,664
--------------------------------------------------------------------------------
             Utilities - 1.9%
       255   AES Corp.(The) (a)                                           4,967
        92   Allegheny Energy, Inc.                                       5,037
       111   Alliant Energy Corp.                                         4,167
        78   Ameren Corp.                                                 3,545
       113   American Electric Power Co., Inc.                            4,783
       294   Centerpoint Energy, Inc.                                     4,980
       213   CMS Energy Corp.                                             3,321
       101   Consolidated Edison, Inc.                                    4,171
        44   Constellation Energy Group, Inc.                             3,794
        20   Dominion Resources, Inc.                                       926
       105   DTE Energy Co.                                               4,645
       387   Duke Energy Corp.                                            7,152
       515   Dynegy, Inc.- Class A (a)                                    4,851

 Number of
    Shares   Description                                                  Value
--------------------------------------------------------------------------------
        85   Edison International                                  $      4,525
        53   Energen Corp.                                                3,972
       142   Energy East Corp.                                            3,594
        42   Entergy Corp.                                                5,072
        58   Equitable Resources, Inc.                                    4,073
       127   Exelon Corp.                                                11,176
        24   FirstEnergy Corp.                                            1,889
        68   FPL Group, Inc.                                              4,591
        84   Integrys Energy Group, Inc.                                  4,313
       149   MDU Resources Group, Inc.                                    4,921
       129   Mirant Corp.(a)                                              5,240
        85   National Fuel Gas Co.                                        5,126
       238   NiSource, Inc.                                               4,305
       152   Northeast Utilities                                          3,969
       111   NRG Energy, Inc.(a)                                          4,616
       115   NSTAR                                                        3,856
        79   Oneok, Inc.                                                  3,955
       144   Pepco Holdings, Inc.                                         3,894
       106   PG&E Corp.                                                   4,197
       108   Pinnacle West Capital Corp.                                  3,648
        86   PPL Corp.                                                    4,413
        91   Progress Energy, Inc.                                        3,891
       114   Public Service Enterprise Group, Inc.                        5,046
        78   Questar Corp.                                                5,009
       172   Reliant Energy, Inc.(a)                                      4,396
       101   SCANA Corp.                                                  4,054
        75   Sempra Energy                                                4,336
       326   Sierra Pacific Resources                                     4,424
        43   Southern Co.                                                 1,557
       277   TECO Energy, Inc.                                            5,642
        78   Wisconsin Energy Corp.                                       3,747
       203   Xcel Energy, Inc.                                            4,326
--------------------------------------------------------------------------------
                                                                        198,112
--------------------------------------------------------------------------------
             Total Common Stock - 49.0%
             (Cost $4,750,520)                                        5,017,250
--------------------------------------------------------------------------------

See notes to financial statements.

                                               Annual Report | May 31, 2008 | 65

Claymore Exchange-Traded Fund Trust | Portfolio of Investments continued

 Principal                                                                            Rating
    Amount   Description                                                              (S&P)*    Coupon    Maturity           Value
-----------------------------------------------------------------------------------------------------------------------------------
             Corporate Bonds - 7.4%

             Consumer Discretionary - 0.7%
$    3,000   CBS Corp.                                                                 BBB      7.875%     7/30/30    $      3,104
    12,000   Daimler Finance North America LLC                                         A-       7.200%      9/1/09          12,374
     1,000   Daimler Finance North America LLC                                         A-       8.500%     1/18/31           1,138
     6,000   Home Depot, Inc.                                                          BBB+     5.200%      3/1/11           5,975
     2,000   Home Depot, Inc.                                                          BBB+     5.400%      3/1/16           1,883
    10,000   Macys Retail Holdings, Inc.                                               BBB-     5.350%     3/15/12           9,426
     1,000   McDonald's Corp.                                                          A        6.300%    10/15/37             987
     2,000   Mohawk Industries, Inc.                                                   BBB-     6.125%     1/15/16           1,945
     4,000   Omnicom Group, Inc.                                                       A-       5.900%     4/15/16           4,000
     4,000   Thomson Reuters Corp.(Canada)                                             A-       5.700%     10/1/14           3,877
     4,000   Time Warner Cable, Inc.                                                   BBB+     5.850%      5/1/17           3,837
     6,000   Time Warner, Inc.                                                         BBB+     6.750%     4/15/11           6,155
     2,000   Time Warner, Inc.                                                         BBB+     7.625%     4/15/31           2,074
     1,000   Viacom, Inc.                                                              BBB      6.875%     4/30/36             971
    12,000   Walt Disney Co.(The)                                                      A        6.375%      3/1/12          12,735
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            70,481
-----------------------------------------------------------------------------------------------------------------------------------

             Consumer Staples - 0.5%
     4,000   Bottling Group LLC                                                        A        5.500%      4/1/16           4,046
     4,000   Coca-Cola Enterprises, Inc.                                               A        8.500%      2/1/22           4,839
     4,000   CVS/Caremark Corp.                                                        BBB+     5.750%      6/1/17           3,959
    12,000   Kellogg Co.                                                               BBB+     6.600%      4/1/11          12,620
     4,000   Kimberly-Clark Corp.                                                      A+       6.125%      8/1/17           4,198
     6,000   Kraft Foods, Inc.                                                         BBB+     5.625%     11/1/11           6,076
     2,000   Kroger Co.(The)                                                           BBB-     6.400%     8/15/17           2,063
     4,000   Miller Brewing Co.(b)                                                     BBB+     5.500%     8/15/13           4,075
     8,000   Procter & Gamble Co.                                                      AA-      5.550%      3/5/37           7,656
     3,000   Safeway, Inc.                                                             BBB      5.800%     8/15/12           3,067
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            52,599
-----------------------------------------------------------------------------------------------------------------------------------

             Energy - 0.5%
     5,000   Anadarko Petroleum Corp.                                                  BBB-     5.950%     9/15/16           5,038
     4,000   ConoCo Phillips Holding Co.                                               A        6.950%     4/15/29           4,408
     6,000   Devon Financing Corp.(Canada)                                             BBB+     6.875%     9/30/11           6,350
     1,000   Energy Transfer Partners LP                                               BBB-     6.625%    10/15/36             929
     3,000   Enterprise Products Operating LP                                          BBB-     5.600%    10/15/14           2,913
     7,000   Hess Corp.                                                                BBB-     6.650%     8/15/11           7,347
     6,000   Kinder Morgan Energy Partners LP                                          BBB      5.000%    12/15/13           5,791
     4,000   ONEOK Partners LP                                                         BBB      6.150%     10/1/16           3,949
     3,000   Spectra Energy Capital LLC                                                BBB      8.000%     10/1/19           3,306
     4,000   Transocean, Inc.(Cayman Islands)                                          BBB+     6.000%     3/15/18           4,039
     1,000   Valero Energy Corp.                                                       BBB      6.625%     6/15/37             925

 Principal                                                                            Rating
    Amount   Description                                                              (S&P)*    Coupon    Maturity           Value
-----------------------------------------------------------------------------------------------------------------------------------
$    3,000   Williams Cos., Inc.                                                       BB+      8.750%     3/15/32    $      3,495
     2,000   XTO Energy, Inc.                                                          BBB      6.750%      8/1/37           2,033
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            50,523
-----------------------------------------------------------------------------------------------------------------------------------

             Financials - 3.1%
     3,000   Allstate Corp.(The)                                                       A+       5.550%      5/9/35           2,573
     6,000   American Express Co.                                                      A+       5.500%     9/12/16           5,927
     6,000   American General Finance Corp.                                            A+       3.875%     10/1/09           5,896
     4,000   American International Group, Inc.                                        AA-      5.850%     1/16/18           3,859
    15,000   Bank of America Corp.                                                     AA       5.625%    10/14/16          14,722
     5,000   Bank of America Corp.                                                     AA       5.750%     12/1/17           4,910
    10,000   Bear Stearns Cos., Inc.(The)                                              AA-      4.500%    10/28/10           9,863
     6,000   Bear Stearns Cos., Inc.(The)                                              AA-      5.700%    11/15/14           5,853
    10,000   Berkshire Hathaway Finance Corp.                                          AAA      4.125%     1/15/10          10,101
     3,000   Capital One Financial Corp.                                               BBB      6.150%      9/1/16           2,672
     1,000   Chubb Corp.                                                               A        6.000%     5/11/37             929
     6,000   Citigroup, Inc.                                                           AA-      5.300%    10/17/12           5,934
     9,000   Citigroup, Inc.                                                           AA-      6.125%    11/21/17           8,896
     3,000   Citigroup, Inc., Subordinated                                             A+       6.625%     6/15/32           2,890
    10,000   Credit Suisse USA, Inc.                                                   AA-      6.125%    11/15/11          10,292
     4,000   General Electric Capital Corp.                                            AAA      5.875%     2/15/12           4,135
    15,000   General Electric Capital Corp.                                            AAA      5.250%    10/19/12          15,231
     9,000   General Electric Capital Corp.                                            AAA      5.375%    10/20/16           8,896
    10,000   General Electric Capital Corp.                                            AAA      6.750%     3/15/32          10,117
    15,000   Goldman Sachs Group, Inc.(The)                                            AA-      6.125%     2/15/33          13,662
    10,000   HSBC Finance Corp.                                                        AA-      6.375%    10/15/11          10,198
     3,000   Jefferies Group, Inc.                                                     BBB+     6.250%     1/15/36           2,187
    12,000   John Deere Capital Corp.                                                  A        7.000%     3/15/12          12,909
     2,000   JPMorgan Chase & Co.                                                      A+       7.000%    11/15/09           2,059
    15,000   JPMorgan Chase & Co.                                                      A+       5.150%     10/1/15          14,562
     1,000   JPMorgan Chase & Co., Senior Notes                                        AA-      6.000%     1/15/18             989
    10,000   Lehman Brothers Holdings, Inc.                                            A        4.500%     7/26/10           9,757
     8,000   Lehman Brothers Holdings, Inc.                                            A        6.000%     7/19/12           7,759
     3,000   Marsh & McLennan Cos., Inc.                                               BBB-     5.375%     7/15/14           2,897
     9,000   Merrill Lynch & Co., Inc.                                                 A        6.400%     8/28/17           8,579
     6,000   MetLife, Inc.                                                             A        5.700%     6/15/35           5,336
     4,000   Morgan Stanley                                                            A+       5.300%      3/1/13           3,896
    10,000   Morgan Stanley, Subordinated                                              A        4.750%      4/1/14           9,219
     3,000   National City Corp.                                                       A        3.125%     4/30/09           2,844
    21,000   National Rural Utilities
                Cooperative Finance Corp.                                              A        7.250%      3/1/12          22,405
     4,000   PNC Funding Corp.                                                         A        7.500%     11/1/09           4,135
     3,000   Principal Financial Group, Inc.                                           A        6.050%    10/15/36           2,743
     3,000   Prologis                                                                  BBB+     5.625%    11/15/16           2,781

See notes to financial statements.

66 | Annual Report | May 31, 2008

Claymore Exchange-Traded Fund Trust | Portfolio of Investments continued

 Principal                                                                            Rating
    Amount   Description                                                              (S&P)*    Coupon    Maturity           Value
-----------------------------------------------------------------------------------------------------------------------------------
             Financials (continued)
$    3,000   Prudential Financial, Inc.                                                A+       6.000%     12/1/17    $      2,959
     3,000   Realty Income Corp.                                                       BBB      6.750%     8/15/19           2,761
     3,000   Simon Property Group LP                                                   A-       5.250%     12/1/16           2,786
     3,000   Swiss Re Insurance Solutions
                Holding Corp.                                                          A        7.000%     2/15/26           2,984
     3,000   Travelers Cos., Inc.(The)                                                 A-       6.250%     6/15/37           2,817
     6,000   Unilever Capital Corp.                                                    A+       7.125%     11/1/10           6,443
    15,000   Wachovia Corp.                                                            A+       5.250%      8/1/14          14,527
    10,000   Wells Fargo & Co.                                                         AA+      4.875%     1/12/11          10,020
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           317,910
-----------------------------------------------------------------------------------------------------------------------------------

             Health Care - 0.7%
    15,000   Abbott Laboratories                                                       AA       5.600%     5/15/11          15,666
     4,000   Abbott Laboratories                                                       AA       5.875%     5/15/16           4,135
     4,000   Aetna, Inc.                                                               A-       6.000%     6/15/16           3,939
     4,000   Bristol-Myers Squibb Co.                                                  A+       5.875%    11/15/36           3,717
     3,000   Cigna Corp.                                                               BBB+     7.875%     5/15/27           3,188
     2,000   Humana, Inc.                                                              BBB      6.450%      6/1/16           1,957
    15,000   Merck & Co., Inc.                                                         AA-      4.750%      3/1/15          14,792
     3,000   Schering-Plough Corp.                                                     A-       6.000%     9/15/17           2,969
    15,000   UnitedHealth Group, Inc.                                                  A-       5.250%     3/15/11          14,914
     6,000   WellPoint, Inc.                                                           A-       5.250%     1/15/16           5,599
     4,000   Wyeth                                                                     A+       5.950%      4/1/37           3,799
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            74,675
-----------------------------------------------------------------------------------------------------------------------------------

             Industrials - 0.1%
     3,000   Caterpillar, Inc.                                                         A        6.050%     8/15/36           2,940
     2,000   Lockheed Martin Corp.                                                     A-       6.150%      9/1/36           1,992
     1,000   Norfolk Southern Corp.                                                    BBB+     7.050%      5/1/37           1,065
     4,000   United Technologies Corp.                                                 A        4.875%      5/1/15           3,976
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                             9,973
-----------------------------------------------------------------------------------------------------------------------------------

             Information Technology - 0.3%
     3,000   Cisco Systems, Inc.                                                       A+       5.250%     2/22/11           3,081
    21,000   International Business Machines Corp.                                     A+       4.750%    11/29/12          21,211
     4,000   Oracle Corp.                                                              A        5.250%     1/15/16           3,962
     4,000   Western Union Co.(The)                                                    A-       5.930%     10/1/16           3,880
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            32,134
----------------------------------------------------------------------------------------------------------------------------------

             Materials - 0.1%
     6,000   Weyerhaeuser Co.                                                          BBB      6.750%     3/15/12           6,200
-----------------------------------------------------------------------------------------------------------------------------------

             Telecommunications Services - 0.8%
    15,000   AT&T, Inc.                                                                A        5.100%     9/15/14          14,882
     3,000   AT&T, Inc.                                                                A        5.625%     6/15/16           3,000
    19,000   Comcast Cable Communications
                Holdings, Inc.                                                         BBB+     8.375%     3/15/13          20,954
     3,000   Comcast Cable Communications LLC                                          BBB+     7.125%     6/15/13           3,164

 Principal                                                                            Rating
    Amount   Description                                                              (S&P)*    Coupon    Maturity           Value
-----------------------------------------------------------------------------------------------------------------------------------
$    6,000   COX Communications, Inc.                                                  BBB-     5.450%    12/15/14    $      5,829
     4,000   Historic TW, Inc.                                                         BBB+     9.125%     1/15/13           4,432
    12,000   New Cingular Wireless Services, Inc.                                      A        7.875%      3/1/11          12,855
     4,000   News America, Inc.                                                        BBB+     6.400%    12/15/35           3,809
    11,000   Verizon Global Funding Corp.                                              A        7.375%      9/1/12          11,919
     2,000   Verizon Global Funding Corp.                                              A        7.750%     12/1/30           2,218
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            83,062
-----------------------------------------------------------------------------------------------------------------------------------

             Utilities - 0.6%
     8,000   Arizona Public Service Co.                                                BBB-     6.375%    10/15/11           7,969
     4,000   Commonwealth Edison Co.                                                   BBB      5.950%     8/15/16           3,975
     4,000   Consolidated Edison Co. of
                New York, Inc.                                                         A-       5.500%     9/15/16           3,987
     4,000   Constellation Energy Group, Inc.                                          BBB+     4.550%     6/15/15           3,597
     3,000   Duke Energy Ohio, Inc.                                                    A-       5.700%     9/15/12           3,056
     2,000   Energy East Corp.                                                         BBB      6.750%     7/15/36           1,893
     3,000   FirstEnergy Corp.                                                         BBB-     7.375%    11/15/31           3,228
     3,000   Indiana Michigan Power Co.                                                BBB      6.050%     3/15/37           2,617
     6,000   Midamerican Energy Holdings Co.                                           BBB+     6.125%      4/1/36           5,773
     3,000   Pacific Gas & Electric Co.                                                BBB+     6.050%      3/1/34           2,880
     4,000   Pepco Holdings, Inc.                                                      BBB-     6.450%     8/15/12           4,125
     8,000   Progress Energy, Inc.                                                     BBB      7.100%      3/1/11           8,434
     2,000   Progress Energy, Inc.                                                     BBB      6.850%     4/15/12           2,114
     4,000   Southern Power Co.                                                        BBB+     4.875%     7/15/15           3,776
     3,000   Virginia Electric and Power Co.                                           A-       6.000%     5/15/37           2,844
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            60,268
-----------------------------------------------------------------------------------------------------------------------------------
             Total Corporate Bonds - 7.4%
             (Cost $782,005)                                                                                               757,825
-----------------------------------------------------------------------------------------------------------------------------------

             U.S. Government and Agency Securities - 19.6%

             Mortgage Backed Securities-- 9.5%
   160,000   Fannie Mae                                                                NR       4.500%     6/15/38         149,200
   220,000   Fannie Mae                                                                NR       5.000%     6/15/20         218,762
   325,000   Fannie Mae                                                                NR       5.500%     6/15/20         328,453
   275,000   Fannie Mae                                                                NR       5.500%     6/15/35         273,023
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           969,438
-----------------------------------------------------------------------------------------------------------------------------------

             U.S. Government Agency Securities - 2.9%
    12,000   Fannie Mae                                                                AAA      4.250%     5/15/09          12,174
    41,000   Fannie Mae                                                                AAA      5.375%     7/15/16          43,244
     6,000   Fannie Mae                                                                AAA      5.500%     3/15/11           6,327
    36,000   Fannie Mae                                                                AAA      6.000%     5/15/11          38,517
     2,000   Fannie Mae                                                                AAA      6.625%    11/15/30           2,354
    12,000   Federal Farm Credit Bank                                                  AAA      4.875%     2/18/11          12,407
    10,000   Federal Home Loan Banks                                                   AAA      3.875%     6/14/13           9,900
    20,000   Federal Home Loan Banks                                                   AAA      4.625%     2/18/11          20,674

See notes to financial statements.

                                             Annual Report | May 31, 2008 | 67

Claymore Exchange-Traded Fund Trust | Portfolio of Investments continued

 Principal                                                                            Rating
    Amount   Description                                                              (S&P)*    Coupon    Maturity           Value
-----------------------------------------------------------------------------------------------------------------------------------
             U.S. Government Agency Securities (continued)
$   10,000   Federal Home Loan Banks                                                    AAA     4.750%    12/16/16    $     10,152
    15,000   Federal Home Loan Banks                                                    AAA     4.875%    11/18/11          15,505
    20,000   Federal Home Loan Banks                                                    AAA     5.000%     9/18/09          20,524
    10,000   Federal Home Loan Banks                                                    AAA     5.500%     7/15/36          10,335
    24,000   Freddie Mac                                                                AAA     4.250%     7/15/09          24,374
    36,000   Freddie Mac                                                                AAA     4.500%     1/15/14          36,528
    11,000   Freddie Mac                                                                AAA     6.250%     7/15/32          12,494
    24,000   Freddie Mac                                                                Aaa     6.625%     9/15/09          25,108
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           300,617
-----------------------------------------------------------------------------------------------------------------------------------

             U.S. Treasury Securities - 7.2%
    22,000   United States Treasury Note/Bond                                           NR      3.250%    12/31/09          22,251
     3,000   United States Treasury Note/Bond                                           NR      3.500%     2/15/10           3,047
    15,000   United States Treasury Note/Bond                                           NR      3.625%     5/15/13          15,155
     5,000   United States Treasury Note/Bond                                           NR      3.875%     2/15/13           5,105
    24,000   United States Treasury Note/Bond                                           NR      4.000%     8/31/09          24,469
    49,000   United States Treasury Note/Bond                                           NR      4.000%     4/15/10          50,244
     9,000   United States Treasury Note/Bond                                           NR      4.000%    11/15/12           9,264
    27,000   United States Treasury Note/Bond                                           NR      4.000%     2/15/14          27,660
    16,000   United States Treasury Note/Bond                                           NR      4.250%    11/15/13          16,601
    15,000   United States Treasury Note/Bond                                           NR      4.250%     8/15/14          15,546
     3,000   United States Treasury Note/Bond                                           NR      4.250%    11/15/17           3,044
     9,000   United States Treasury Note/Bond                                           NR      4.500%    11/30/11           9,410
    30,000   United States Treasury Note/Bond                                           NR      4.500%     2/15/36          29,027
    24,000   United States Treasury Note/Bond                                           NR      4.625%    11/15/16          25,119
    24,000   United States Treasury Note/Bond                                           NR      4.750%     8/15/17          25,256
    83,000   United States Treasury Note/Bond                                           NR      4.875%     5/31/09          85,120
    12,000   United States Treasury Note/Bond                                           NR      4.875%     2/15/12          12,712
    12,000   United States Treasury Note/Bond                                           NR      5.000%     8/15/11          12,715
    14,000   United States Treasury Note/Bond                                           NR      5.125%     5/15/16          15,144
     8,000   United States Treasury Note/Bond                                           NR      5.750%     8/15/10           8,512
    65,000   United States Treasury Note/Bond                                           NR      6.000%     8/15/09          67,763
    18,000   United States Treasury Note/Bond                                           NR      6.125%     8/15/29          21,329
    30,000   United States Treasury Note/Bond                                           NR      6.250%     8/15/23          35,262
    14,000   United States Treasury Note/Bond                                           NR      6.375%     8/15/27          16,879
    28,000   United States Treasury Note/Bond                                           NR      6.625%     2/15/27          34,545
    35,000   United States Treasury Note/Bond                                           NR      7.250%     5/15/16          42,864
     6,000   United States Treasury Note/Bond                                           NR      7.875%     2/15/21           7,942
    27,000   United States Treasury Note/Bond                                           NR      8.000%    11/15/21          36,313

 Principal                                                                            Rating
    Amount   Description                                                              (S&P)*    Coupon    Maturity           Value
-----------------------------------------------------------------------------------------------------------------------------------
             U.S. Treasury Securities (continued)
$    9,000   United States Treasury Note/Bond                                          NR       8.750%     8/15/20    $     12,613
    15,000   United States Treasury Note/Bond                                          NR       8.875%     2/15/19          20,846
    15,000   United States Treasury Note/Bond                                          NR       9.125%     5/15/18          20,981
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           732,738
-----------------------------------------------------------------------------------------------------------------------------------
             Total U.S. Government and Agency Securities - 19.6%
             (Cost $2,035,272)                                                                                           2,002,793
-----------------------------------------------------------------------------------------------------------------------------------
             Total Long-Term Investments - 76.0%                                                                         7,777,868
-----------------------------------------------------------------------------------------------------------------------------------

             Short-Term Investments - 22.0%

             Corporate Bonds - 0.7%

             Consumer Discretionary - 0.1%
    14,000   Daimler Finance North America LLC                                         NR       4.050%      6/4/08          14,000
-----------------------------------------------------------------------------------------------------------------------------------
             Financials - 0.6%
    14,000   Bank One Corp.                                                            AA-      6.000%      8/1/08          14,051
    14,000   HSBC Finance Corp.                                                        AA-      6.400%     6/17/08          14,013
    14,000   John Hancock Financial Services, Inc.                                     AA       5.625%     12/1/08          14,151
    14,000   Wachovia Corp.                                                            AA-      3.500%     8/15/08          13,989
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            56,204
-----------------------------------------------------------------------------------------------------------------------------------
             Total Corporate Bonds - 0.7%                                                                                   70,204
-----------------------------------------------------------------------------------------------------------------------------------

             U.S. Government and Agency - 16.8%
   135,000   Fannie Mae                                                                AAA      3.250%     8/15/08         135,228
   135,000   Fannie Mae                                                                AAA      3.375%    12/15/08         135,706
   135,000   Fannie Mae                                                                AAA      5.125%      9/2/08         135,907
   135,000   Fannie Mae                                                                AAA      5.250%     6/15/08         135,136
   169,000   Federal Home Loan Bank
                Discount Notes (c)                                                     A-1+     0.000%     6/13/08         168,894
   169,000   Federal Home Loan Bank
                Discount Notes (c)                                                     A-1+     0.000%     7/16/08         168,562
   169,000   Federal Home Loan Bank
                Discount Notes (c)                                                     A-1+     0.000%     7/25/08         168,473
   135,000   Federal Home Loan Banks                                                   AAA      2.625%     7/15/08         135,039
   135,000   Freddie Mac                                                               AAA      5.125%    10/15/08         136,404
   169,000   Freddie Mac Discount Notes (c)                                            A-1+     0.000%     6/30/08         168,731
   229,000   Freddie Mac Discount Notes (c)                                            A-1+     0.000%      7/7/08         228,528
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         1,716,608
-----------------------------------------------------------------------------------------------------------------------------------

             U.S. Treasury Securities - 4.5%
    68,000   United States Treasury Bill                                               NR       0.000%     6/12/08          67,965
    86,000   United States Treasury Bill                                               NR       0.000%     7/17/08          85,802
    78,000   United States Treasury Bill                                               NR       0.000%     8/14/08          77,703
    68,000   United States Treasury Bill                                               NR       0.000%      9/4/08          67,662

See notes to financial statements.

68 | Annual Report | May 31, 2008

Claymore Exchange-Traded Fund Trust | Portfolio of Investments continued

 Principal                                                                            Rating
    Amount   Description                                                              (S&P)*    Coupon    Maturity           Value
-----------------------------------------------------------------------------------------------------------------------------------
             U.S. Treasury Securities (continued)
$   27,000   United States Treasury Note/Bond                                           NR      3.125%     9/15/08    $     27,093
    27,000   United States Treasury Note/Bond                                           NR      3.125%    10/15/08          27,124
    27,000   United States Treasury Note/Bond                                           NR      3.250%     8/15/08          27,074
    27,000   United States Treasury Note/Bond                                           NR      4.875%     8/31/08          27,190
    27,000   United States Treasury Note/Bond                                           NR      5.000%     7/31/08          27,133
    27,000   United States Treasury Note/Bond                                           NR      5.125%     6/30/08          27,072
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           461,818
-----------------------------------------------------------------------------------------------------------------------------------
             Total Short-Term Investments - 22.0%
             (Cost $2,248,621)                                                                                           2,248,630
-----------------------------------------------------------------------------------------------------------------------------------
             Total Investments - 98.0%
             (Cost $9,816,418)                                                                                          10,026,498
             Other Assets in excess of Liabilities - 2.0%                                                                  208,157
-----------------------------------------------------------------------------------------------------------------------------------
             Net Assets - 100.0%                                                                                      $ 10,234,655
===================================================================================================================================

(a)   Non-income producing security

(b) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2008, these securities amounted to 0.04% of net assets.

(c)   Zero-coupon bond

(d) A tracking stock is a security issued by a parent company to track the performance of a subsidiary, division or line of business.

LLC-  Limited Liability Company
LP -  Limited Partnership

Securities are classified by sectors that represent broad groupings of related industries.

The obligations of certain United States Government sponsored entities are neither issued nor guaranteed by the United States Treasury.

* Ratings shown are per Standard & Poor's. For securities not rated by Standard and Poor's Rating Group, the rating by Moody's Investor Services, Inc. is provided. Securities classified as NR are not rated by Standard & Poor's and Moody's. Although not rated, U.S.Treasury Securities have an implied rating of AAA/Aaa from Standard and Poor's and Moody's, respectively. Ratings are unaudited.

See notes to financial statements.

                                               Annual Report | May 31, 2008 | 69

Claymore Exchange-Traded Fund Trust | Portfolio of Investments continued

UBD | Claymore U.S. Capital Markets Bond ETF

 Principal                                                                            Rating
    Amount   Description                                                              (S&P)*    Coupon    Maturity           Value
-----------------------------------------------------------------------------------------------------------------------------------
             Long-Term Investments - 97.1%

             Corporate Bonds - 29.2%

             Banking - 2.1%
$   25,000   Bank of America Corp.                                                    AA        5.625%    10/14/16    $     24,537
     5,000   Bank of America Corp.                                                    AA        5.750%    12/01/17           4,910
     5,000   BB&T Corp.                                                               A         5.250%    11/01/19           4,483
     7,000   National City Corp.                                                      A         3.125%    04/30/09           6,636
    10,000   PNC Funding Corp.                                                        A         7.500%    11/01/09          10,338
    25,000   Wachovia Corp.                                                           A+        5.250%    08/01/14          24,211
    25,000   Wells Fargo & Co.                                                        AA+       4.875%    01/12/11          25,051
     5,000   Wells Fargo & Co.                                                        AA+       5.250%    10/23/12           5,024
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           105,190
-----------------------------------------------------------------------------------------------------------------------------------

             Consumer Discretionary - 3.8%
     3,000   CBS Corp.                                                                BBB       7.875%    07/30/30           3,104
    31,000   Comcast Cable Communications
                Holdings, Inc.                                                        BBB+      8.375%    03/15/13          34,188
     5,000   Comcast Cable Communications LLC                                         BBB+      7.125%    06/15/13           5,274
    10,000   COX Communications, Inc.                                                 BBB-      5.450%    12/15/14           9,715
    20,000   Daimler Finance North America LLC                                        A-        7.200%    09/01/09          20,623
     2,000   Daimler Finance North America LLC                                        A-        8.500%    01/18/31           2,276
     6,000   Historic TW, Inc.                                                        BBB+      9.125%    01/15/13           6,648
    10,000   Home Depot, Inc.                                                         BBB+      5.200%    03/01/11           9,959
     5,000   Home Depot, Inc.                                                         BBB+      5.400%    03/01/16           4,706
    17,000   Macys Retail Holdings, Inc.                                              BBB-      5.350%    03/15/12          16,025
     2,000   McDonald's Corp.                                                         A         6.300%    10/15/37           1,973
     4,000   Mohawk Industries, Inc.                                                  BBB-      6.125%    01/15/16           3,889
    10,000   News America, Inc.                                                       BBB+      6.400%    12/15/35           9,523
     6,000   Omnicom Group, Inc.                                                      A-        5.900%    04/15/16           5,999
     6,000   Thomson Reuters Corp.(Canada)                                            A-        5.700%    10/01/14           5,815
     6,000   Time Warner Cable, Inc.                                                  BBB+      5.850%    05/01/17           5,756
    10,000   Time Warner, Inc.                                                        BBB+      6.750%    04/15/11          10,259
     5,000   Time Warner, Inc.                                                        BBB+      7.625%    04/15/31           5,186
     4,000   Viacom, Inc.                                                             BBB       6.875%    04/30/36           3,883
    20,000   Walt Disney Co.                                                          A         6.375%    03/01/12          21,225
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           186,026
-----------------------------------------------------------------------------------------------------------------------------------

             Consumer Staples - 2.1%
     6,000   Bottling Group LLC                                                       A         5.500%    04/01/16           6,069
     7,000   Coca-Cola Enterprises, Inc.                                              A         8.500%    02/01/22           8,468
    10,000   CVS Caremark Corp.                                                       BBB+      5.750%    06/01/17           9,896
    20,000   Kellogg Co.                                                              BBB+      6.600%    04/01/11          21,034
    10,000   Kimberly-Clark Corp.                                                     A+        6.125%    08/01/17          10,495
    10,000   Kraft Foods, Inc.                                                        BBB+      5.625%    11/01/11          10,126
     5,000   Kroger Co.                                                               BBB-      6.400%    08/15/17           5,157

 Principal                                                                            Rating
    Amount   Description                                                              (S&P)*    Coupon    Maturity           Value
-----------------------------------------------------------------------------------------------------------------------------------
$    6,000   Miller Brewing Co., 144A                                                 BBB+      5.500%    08/15/13    $      6,112
    20,000   Procter & Gamble Co.                                                     AA-       5.550%    03/05/37          19,141
     5,000   Safeway, Inc.                                                            BBB       5.800%    08/15/12           5,112
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           101,610
-----------------------------------------------------------------------------------------------------------------------------------

             Energy - 1.5%
    10,000   Anadarko Petroleum Corp.                                                 BBB-      5.950%    09/15/16          10,077
     2,000   Apache Corp.                                                             A-        6.000%    01/15/37           1,952
    10,000   ConocoPhillips Holding Co.                                               A         6.950%    04/15/29          11,020
    10,000   Devon Financing Corp.ULC                                                 BBB+      6.875%    09/30/11          10,584
     5,000   Enterprise Products Operating LP                                         BBB-      5.600%    10/15/14           4,854
    13,000   Hess Corp.                                                               BBB-      6.650%    08/15/11          13,644
     7,000   ONEOK Partners LP                                                        BBB       6.150%    10/01/16           6,911
     7,000   Transocean, Inc.(Ivory Coast)                                            BBB+      6.000%    03/15/18           7,068
     3,000   Valero Energy Corp.                                                      BBB       6.625%    06/15/37           2,774
     5,000   XTO Energy, Inc.                                                         BBB       6.750%    08/01/37           5,083
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            73,967
-----------------------------------------------------------------------------------------------------------------------------------

             Financial - 10.6%
     5,000   Allstate Corp.                                                           A+        5.550%    05/09/35           4,288
    10,000   American Express Co.                                                     A+        5.500%    09/12/16           9,879
    15,000   American General Finance Corp.                                           A+        3.875%    10/01/09          14,739
     6,000   American International Group, Inc.                                       AA-       5.850%    01/16/18           5,788
    25,000   Bear Stearns Cos., Inc.                                                  AA-       4.500%    10/28/10          24,657
    10,000   Bear Stearns Cos., Inc.                                                  AA-       5.700%    11/15/14           9,754
    25,000   Berkshire Hathaway Finance Corp.                                         AAA       4.125%    01/15/10          25,252
     5,000   Capital One Financial Corp.                                              BBB       6.150%    09/01/16           4,454
     2,000   Chubb Corp.                                                              A         6.000%    05/11/37           1,858
    10,000   Citigroup, Inc.                                                          AA-       5.300%    10/17/12           9,890
    15,000   Citigroup, Inc.                                                          AA-       6.125%    11/21/17          14,827
     5,000   Citigroup, Inc.                                                          A+        6.625%    06/15/32           4,817
    25,000   Credit Suisse USA, Inc.                                                  AA-       6.125%    11/15/11          25,729
     5,000   GE Insurance Solutions Corp.                                             A         7.000%    02/15/26           4,974
    25,000   General Electric Capital Corp.                                           AAA       5.250%    10/19/12          25,385
    15,000   General Electric Capital Corp.                                           AAA       5.375%    10/20/16          14,827
    10,000   General Electric Capital Corp.                                           AAA       5.875%    02/15/12          10,338
    18,000   General Electric Capital Corp.                                           AAA       6.750%    03/15/32          18,211
    25,000   Goldman Sachs Group, Inc.                                                AA-       6.125%    02/15/33          22,770
     5,000   HSBC Finance Corp.                                                       AA-       5.000%    06/30/15           4,771
    25,000   HSBC Finance Corp.                                                       AA-       6.375%    10/15/11          25,496
     5,000   Jefferies Group, Inc.                                                    BBB+      6.250%    01/15/36           3,645
    20,000   John Deere Capital Corp.                                                 A         7.000%    03/15/12          21,515
    25,000   JPMorgan Chase & Co.                                                     A+        5.150%    10/01/15          24,270
     3,000   JPMorgan Chase & Co.                                                     AA-       6.000%    01/15/18           2,968

See notes to financial statements.

70 | Annual Report | May 31, 2008

Claymore Exchange-Traded Fund Trust | Portfolio of Investments continued

 Principal                                                                            Rating
    Amount   Description                                                              (S&P)*    Coupon    Maturity           Value
-----------------------------------------------------------------------------------------------------------------------------------
             Financial (continued)
$    5,000   JPMorgan Chase & Co.                                                     A+        7.000%    11/15/09    $      5,147
    25,000   Lehman Brothers Holdings, Inc.                                           A+        4.500%    07/26/10          24,392
    20,000   Lehman Brothers Holdings, Inc.                                           A+        6.000%    07/19/12          19,396
     5,000   Marsh & McLennan Cos., Inc.                                              BBB-      5.375%    07/15/14           4,828
    15,000   Merrill Lynch & Co., Inc.                                                A+        6.400%    08/28/17          14,298
    10,000   MetLife, Inc.                                                            A         5.700%    06/15/35           8,893
    25,000   Morgan Stanley                                                           A+        4.750%    04/01/14          23,048
     9,000   Morgan Stanley                                                           AA-       5.300%    03/01/13           8,767
    35,000   National Rural Utilities
                Cooperative Finance Corp.                                             A         7.250%    03/01/12          37,342
     5,000   Principal Financial Group, Inc.                                          A         6.050%    10/15/36           4,572
     5,000   Prologis                                                                 BBB+      5.625%    11/15/16           4,634
     6,000   Prudential Financial, Inc.                                               A+        6.000%    12/01/17           5,919
     5,000   Realty Income Corp.                                                      BBB       6.750%    08/15/19           4,601
     5,000   Simon Property Group LP                                                  A-        5.250%    12/01/16           4,643
     5,000   Travelers Cos., Inc.                                                     A-        6.250%    06/15/37           4,696
    10,000   Unilever Capital Corp.                                                   A+        7.125%    11/01/10          10,739
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           521,017
-----------------------------------------------------------------------------------------------------------------------------------

             Gas Transmission - 0.4%
     2,000   Energy Transfer Partners LP                                              BBB-      6.625%    10/15/36           1,857
    10,000   Kinder Morgan Energy Partners LP                                         BBB       5.000%    12/15/13           9,651
     5,000   Spectra Energy Capital LLC                                               BBB       8.000%    10/01/19           5,509
     4,000   Williams Cos., Inc.                                                      BB+       8.750%    03/15/32           4,660
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            21,677
-----------------------------------------------------------------------------------------------------------------------------------

             Health Care - 2.9%
    25,000   Abbott Laboratories                                                      AA        5.600%    05/15/11          26,110
    10,000   Abbott Laboratories                                                      AA        5.875%    05/15/16          10,338
     6,000   Aetna, Inc.                                                              A-        6.000%    06/15/16           5,909
    10,000   Bristol-Myers Squibb Co.                                                 A+        5.875%    11/15/36           9,291
     5,000   Cigna Corp.                                                              BBB+      7.875%    05/15/27           5,314
     4,000   Humana, Inc.                                                             BBB       6.450%    06/01/16           3,915
    25,000   Merck & Co, Inc.                                                         AA-       4.750%    03/01/15          24,654
     7,000   Schering-Plough Corp.                                                    A-        6.000%    09/15/17           6,927
     4,000   Teva Pharmaceutical Finance LLC                                          BBB+      6.150%    02/01/36           3,798
    25,000   UnitedHealth Group, Inc.                                                 A-        5.250%    03/15/11          24,857
    10,000   WellPoint, Inc.                                                          A-        5.250%    01/15/16           9,331
    10,000   Wyeth                                                                    A+        5.950%    04/01/37           9,498
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           139,942
-----------------------------------------------------------------------------------------------------------------------------------

             Industrials - 0.4%
     5,000   Caterpillar, Inc.                                                        A         6.050%    08/15/36           4,900
     5,000   Lockheed Martin Corp.                                                    A-        6.150%    09/01/36           4,980
    10,000   United Technologies Corp.                                                A         4.875%    05/01/15           9,940
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            19,820
-----------------------------------------------------------------------------------------------------------------------------------

 Principal                                                                            Rating
    Amount   Description                                                              (S&P)*    Coupon    Maturity           Value
-----------------------------------------------------------------------------------------------------------------------------------
             Information Technology - 1.0%
$    5,000   Cisco Systems, Inc.                                                      A+        5.250%    02/22/11    $      5,135
     2,000   Cisco Systems, Inc.                                                      A+        5.500%    02/22/16           2,025
    35,000   International Business
                Machines Corp.                                                        A+        4.750%    11/29/12          35,352
     6,000   Oracle Corp.                                                             A         5.250%    01/15/16           5,944
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            48,456
-----------------------------------------------------------------------------------------------------------------------------------

             Materials - 0.2%
    10,000   Weyerhaeuser Co.                                                         BBB       6.750%    03/15/12          10,333
-----------------------------------------------------------------------------------------------------------------------------------

             Rail Transportation - 0.2%
     4,000   CSX Corp.                                                                BBB-      6.150%    05/01/37           3,501
     4,000   Norfolk Southern Corp.                                                   BBB+      7.050%    05/01/37           4,259
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                             7,760
-----------------------------------------------------------------------------------------------------------------------------------

             Special Purpose - 0.1%
     6,000   Western Union Co.                                                        A-        5.930%    10/01/16           5,819
-----------------------------------------------------------------------------------------------------------------------------------

             Telecommunications - 1.8%
    25,000   AT&T, Inc.                                                               A         5.100%    09/15/14          24,803
     5,000   AT&T, Inc.                                                               A         5.625%    06/15/16           4,999
     5,000   Embarq Corp.                                                             BBB-      7.082%    06/01/16           4,862
    20,000   New Cingular Wireless Services, Inc.                                     A         7.875%    03/01/11          21,426
    10,000   Sprint Capital Corp.                                                     BB        6.875%    11/15/28           8,000
    18,000   Verizon Global Funding Corp.                                             A         7.375%    09/01/12          19,505
     5,000   Verizon Global Funding Corp.                                             A         7.750%    12/01/30           5,545
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            89,140
-----------------------------------------------------------------------------------------------------------------------------------

             Utility - 2.1%
    13,000   Arizona Public Service Co.                                               BBB-      6.375%    10/15/11          12,949
     7,000   Commonwealth Edison Co.                                                  BBB       5.950%    08/15/16           6,956
     7,000   Consolidated Edison Co.of
                New York, Inc.                                                        A-        5.500%    09/15/16           6,978
     7,000   Constellation Energy Group, Inc.                                         BBB+      4.550%    06/15/15           6,295
     5,000   Duke Energy Ohio, Inc.                                                   A-        5.700%    09/15/12           5,094
     4,000   Energy East Corp.                                                        BBB       6.750%    07/15/36           3,785
     5,000   FirstEnergy Corp.                                                        BBB-      7.375%    11/15/31           5,379
     5,000   Indiana Michigan Power Co.                                               BBB       6.050%    03/15/37           4,361
    10,000   Midamerican Energy Holdings Co.                                          BBB+      6.125%    04/01/36           9,622
     5,000   Pacific Gas & Electric Co.                                               BBB+      6.050%    03/01/34           4,800
     7,000   Pepco Holdings, Inc.                                                     BBB-      6.450%    08/15/12           7,218
     3,000   Progress Energy, Inc.                                                    BBB       6.850%    04/15/12           3,171
    13,000   Progress Energy, Inc.                                                    BBB       7.100%    03/01/11          13,706
     7,000   Southern Power Co.                                                       BBB+      4.875%    07/15/15           6,608
     5,000   Virginia Electric and Power Co.                                          A-        6.000%    05/15/37           4,740
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           101,662
-----------------------------------------------------------------------------------------------------------------------------------
             Total Corporate Bonds - 29.2%
             (Cost $1,478,713)                                                                                           1,432,419
-----------------------------------------------------------------------------------------------------------------------------------

See notes to financial statements.

                                               Annual Report | May 31, 2008 | 71

Claymore Exchange-Traded Fund Trust | Portfolio of Investments continued

 Principal                                                                            Rating
    Amount   Description                                                              (S&P)*    Coupon    Maturity           Value
-----------------------------------------------------------------------------------------------------------------------------------
             U.S. Government and Agency Securities - 67.9%

             Mortgage Backed Securities-- 34.0%

$  275,000   Fannie Mae                                                               NR        4.500%    06/15/38    $    256,437
   375,000   Fannie Mae                                                               NR        5.000%    06/15/20         372,891
   560,000   Fannie Mae                                                               NR        5.500%    06/15/20         565,950
   475,000   Fannie Mae                                                               NR        5.500%    06/15/35         471,586
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         1,666,864
-----------------------------------------------------------------------------------------------------------------------------------

             U.S. Government Agency Securities - 10.6%
    20,000   Fannie Mae                                                               AAA       4.250%    05/15/09          20,289
    70,000   Fannie Mae                                                               AAA       5.375%    07/15/16          73,831
    10,000   Fannie Mae                                                               AAA       5.500%    03/15/11          10,545
    60,000   Fannie Mae                                                               AAA       6.000%    05/15/11          64,194
     3,000   Fannie Mae                                                               AAA       6.625%    11/15/30           3,531
    20,000   Fannie Mae                                                               AAA       7.250%    05/15/30          25,114
    20,000   Federal Farm Credit Bank                                                 AAA       4.875%    02/18/11          20,678
    20,000   Federal Home Loan Bank System                                            AAA       3.875%    06/14/13          19,801
    30,000   Federal Home Loan Bank System                                            AAA       4.625%    02/18/11          31,011
    20,000   Federal Home Loan Bank System                                            AAA       4.750%    12/16/16          20,307
    25,000   Federal Home Loan Bank System                                            AAA       4.875%    11/18/11          25,841
    35,000   Federal Home Loan Bank System                                            AAA       5.000%    09/18/09          35,917
    40,000   Freddie Mac                                                              AAA       4.250%    07/15/09          40,624
    60,000   Freddie Mac                                                              AAA       4.500%    01/15/14          60,880
    19,000   Freddie Mac                                                              AAA       6.250%    07/15/32          21,581
    40,000   Freddie Mac                                                              Aaa       6.625%    09/15/09          41,847
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           515,991
-----------------------------------------------------------------------------------------------------------------------------------

             U.S. Treasury Securities-- 23.3%
    40,000   United States Treasury Note/Bond                                         NR        3.250%    12/31/09          40,456
     5,000   United States Treasury Note/Bond                                         NR        3.500%    02/15/10           5,079
    25,000   United States Treasury Note/Bond                                         NR        3.625%    05/15/13          25,258
     8,000   United States Treasury Note/Bond                                         NR        3.875%    02/15/13           8,168
    40,000   United States Treasury Note/Bond                                         NR        4.000%    08/31/09          40,781
    75,000   United States Treasury Note/Bond                                         NR        4.000%    04/15/10          76,904
    15,000   United States Treasury Note/Bond                                         NR        4.000%    11/15/12          15,439
    45,000   United States Treasury Note/Bond                                         NR        4.000%    02/15/14          46,100
    26,000   United States Treasury Note/Bond                                         NR        4.250%    11/15/13          26,977
    25,000   United States Treasury Note/Bond                                         NR        4.250%    08/15/14          25,910
     5,000   United States Treasury Note/Bond                                         NR        4.250%    11/15/17           5,073
    15,000   United States Treasury Note/Bond                                         NR        4.500%    11/30/11          15,683
    50,000   United States Treasury Note/Bond                                         NR        4.500%    02/15/36          48,379
    40,000   United States Treasury Note/Bond                                         NR        4.625%    11/15/16          41,866
    40,000   United States Treasury Note/Bond                                         NR        4.750%    08/15/17          42,094

 Principal                                                                            Rating
    Amount   Description                                                              (S&P)*    Coupon    Maturity           Value
-----------------------------------------------------------------------------------------------------------------------------------
$  140,000   United States Treasury Note/Bond                                         NR        4.875%     05/31/09   $    143,577
    20,000   United States Treasury Note/Bond                                         NR        4.875%     02/15/12         21,188
    20,000   United States Treasury Note/Bond                                         NR        5.000%     08/15/11         21,192
    50,000   United States Treasury Note/Bond                                         NR        5.125%     05/15/16         54,086
    14,000   United States Treasury Note/Bond                                         NR        5.750%     08/15/10         14,896
   110,000   United States Treasury Note/Bond                                         NR        6.000%     08/15/09        114,675
     6,000   United States Treasury Note/Bond                                         NR        6.125%     08/15/29          7,110
    50,000   United States Treasury Note/Bond                                         NR        6.250%     08/15/23         58,770
    23,000   United States Treasury Note/Bond                                         NR        6.375%     08/15/27         27,729
    47,000   United States Treasury Note/Bond                                         NR        6.625%     02/15/27         57,986
     3,000   United States Treasury Note/Bond                                         NR        7.875%     02/15/21          3,971
    45,000   United States Treasury Note/Bond                                         NR        8.000%     11/15/21         60,521
    16,000   United States Treasury Note/Bond                                         NR        8.750%     08/15/20         22,422
    25,000   United States Treasury Note/Bond                                         NR        8.875%     02/15/19         34,744
    25,000   United States Treasury Note/Bond                                         NR        9.125%     05/15/18         34,969
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         1,142,003
-----------------------------------------------------------------------------------------------------------------------------------
             Total U.S. Government and Agency Securities - 67.9%
             (Cost $3,376,524)                                                                                           3,324,858
-----------------------------------------------------------------------------------------------------------------------------------
             Total Investments - 97.1%
             (Cost $4,855,237)                                                                                           4,757,277
             Other Assets in excess of Liabilities - 2.9%                                                                  141,099
-----------------------------------------------------------------------------------------------------------------------------------
             Net Assets - 100.0%                                                                                      $  4,898,376
===================================================================================================================================

LLC - Limited Liability Company

LP - Limited Partnership

ULC - Unlimited Liability Company

144A - Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2008 these securities amounted to $6,112 which represents 0.1% of net assets.

Securities are classified by sectors that represent broad groupings of related industries.

The obligations of certain United States Government sponsored entities are neither issued nor guaranteed by the United States Treasury.

* Ratings shown are per Standard & Poor's. For securities not rated by Standard & Poor's Rating Group, the rating by Moody's Investor Services, Inc. is provided. Securities classified as NR are not rated by Standard & Poor's or Moody's. Although not rated, U.S. Treasury Securities have an implied rating of AAA/Aaa from Standard and Poor's and Moody's, respectively. Ratings are unaudited.

See notes to financial statements.

72 | Annual Report | May 31, 2008

Claymore Exchange-Traded Fund Trust | Portfolio of Investments continued

ULQ | Claymore U.S. Capital Markets Micro-Term Fixed Income ETF

  Principal                                           Rating    Yield/
     Amount   Description                             (S&P)*    Coupon  Maturity        Value
----------------------------------------------------------------------------------------------
              Short-Term Investments - 103.3%

              Commercial Paper - 56.1%
$   187,000   ABN AMRO, N.A.Finance                    A-1+     2.297%   6/12/08  $   186,847
    185,000   Bank of America                          A-1+     2.386%   8/08/08      184,116
    187,000   Bank of Scotland                         A-1+     2.858%   6/24/08      186,693
    187,000   BNP PARIBAS FIN CP                       A-1+     2.482%   8/01/08      186,175
    187,000   CBA Finance                              A-1+     2.615%   7/11/08      186,471
    187,000   Dexia                                    A-1+     2.665%   7/09/08      186,501
    187,000   ING Funding                              A-1+     2.576%   8/11/08      186,028
    187,000   Lloyds TSB Bank                          A-1+     1.985%   6/05/08      186,929
    187,000   Nordea                                   A-1+     2.595%   6/04/08      186,940
    187,000   Rabobank                                 A-1+     2.430%   6/03/08      186,953
    187,000   Royal Bank of Scotland                   A-1+     2.367%   7/30/08      186,203
    187,000   Royal Bank of Scotland                   A-1+     2.361%   6/02/08      186,965
    187,000   Societe Generale                         A-1+     2.689%   6/09/08      186,882
    187,000   Swedbank                                 A-1      2.605%   6/09/08      186,880
    200,000   UBS Finance                              A-1+     2.786%   6/23/08      199,688
----------------------------------------------------------------------------------------------
                                                                                    2,810,271
----------------------------------------------------------------------------------------------

              Corporate Bonds - 3.2%
     32,000   Bank One Corp.                           AA-      6.000%   8/01/08       32,116
     32,000   Daimler Finance LLC                      NR       4.050%   6/04/08       32,000
     32,000   HSBC Finance Corp.                       AA-      6.400%   6/17/08       32,029
     32,000   John Hancock Financial Services, Inc.    AA       5.625%  12/01/08       32,345
     32,000   Wachovia Corp.                           AA-      3.500%   8/15/08       31,975
----------------------------------------------------------------------------------------------
                                                                                      160,465
----------------------------------------------------------------------------------------------

              U.S. Government and Agency Securities - 44.0%
    130,000   Federal Home Loan Bank Discount Notes    A-1+     1.710%   6/13/08      129,919
    130,000   Federal Home Loan Bank Discount Notes    A-1+     1.993%   7/25/08      129,594
    130,000   Federal Home Loan Bank Discount Notes    A-1+     2.012%   7/16/08      129,663
    130,000   Freddie Mac Discount Notes               A-1+     1.966%   7/07/08      129,732
    130,000   Freddie Mac Discount Notes               A-1+     2.063%   6/30/08      129,793
    105,000   Freddie Mac                              AAA      5.125%  10/15/08      106,093
    104,000   Fannie Mae                               AAA      3.250%   8/15/08      104,176
    104,000   Fannie Mae                               AAA      3.375%  12/15/08      104,544
    104,000   Fannie Mae                               AAA      5.125%   9/02/08      104,699
    104,000   Fannie Mae                               AAA      5.250%   6/15/08      104,105
    133,000   U.S.Treasury Bill                        NR       1.219%   8/14/08      132,494

  Principal                                           Rating    Yield/
     Amount   Description                             (S&P)*    Coupon  Maturity        Value
----------------------------------------------------------------------------------------------
$   207,000   U.S.Treasury Bill                         NR      1.768%   9/04/08  $   205,970
    202,000   U.S.Treasury Bill                         NR      1.982%   7/17/08      201,535
    101,000   U.S.Treasury Bill                         NR      2.023%   6/12/08      100,948
     64,000   U.S.Treasury Note                         NR      3.125%  10/15/08       64,295
     64,000   U.S.Treasury Note                         NR      3.125%   9/15/08       64,220
     64,000   U.S.Treasury Note                         NR      3.250%   8/15/08       64,175
     64,000   U.S.Treasury Note                         NR      4.875%   8/31/08       64,450
     64,000   U.S.Treasury Note                         NR      5.000%   7/31/08       64,315
     64,000   U.S.Treasury Note                         NR      5.125%   6/30/08       64,170
----------------------------------------------------------------------------------------------
                                                                                    2,198,890
----------------------------------------------------------------------------------------------
              Total Short-Term Investments - 103.3%
              (Cost - $5,169,808)                                                   5,169,626
----------------------------------------------------------------------------------------------
              Total Investments - 103.3%
              (Cost $5,169,808)                                                     5,169,626

              Liabilities in excess of Other Assets - (3.3%)                         (167,268)
----------------------------------------------------------------------------------------------
              Net Assets - 100.0%                                                 $ 5,002,358
==============================================================================================

(a)   Non-income producing security.

The obligations of certain United States Government sponsored entities are neither issued nor guaranteed by the United States Treasury.

*Ratings shown are per Standard & Poor's. For securities not rated by Standard and Poor's Rating Group, the rating by Moody's Investor Services, Inc. is provided. Securities classified as NR are not rated by Standard & Poor's or Moody's. Although not rated, U.S. Treasury Securities have an implied rating of AAA/Aaa from Standard and Poor's and Moody's, respectively. Ratings are unaudited.

See notes to financial statements.

                                               Annual Report | May 31, 2008 | 73

Claymore Exchange-Traded Fund Trust | Portfolio of Investments continued

IRO | Claymore/Zacks Dividend Rotation ETF

Number of
   Shares   Description                                                   Value
--------------------------------------------------------------------------------
            Common Stocks - 99.5%

            Consumer Discretionary - 21.4%
    1,573   American Eagle Outfitters, Inc.                        $     28,660
      491   Black & Decker Corp.                                         31,768
    1,405   Brown Shoe Co., Inc.                                         23,730
    2,606   Gannett Co., Inc.                                            75,079
    1,035   Harley-Davidson, Inc.                                        43,025
    4,395   Jackson Hewitt Tax Service, Inc.                             61,618
    3,291   Jones Apparel Group, Inc.                                    55,355
    2,509   Limited Brands, Inc.                                         48,624
      773   Liz Claiborne, Inc.                                          13,497
    1,043   Macy's, Inc.                                                 24,688
    8,952   McClatchy Co.- Class A                                       78,778
      534   Men's Wearhouse, Inc.(The)                                   11,070
      676   Meredith Corp.                                               22,180
    1,908   Newell Rubbermaid, Inc.                                      38,313
      708   Nordstrom, Inc.                                              24,766
      599   Sherwin-Williams Co.(The)                                    33,634
      682   Stanley Works (The)                                          33,132
      403   Thor Industries, Inc.                                        10,865
      530   VF Corp.                                                     40,121
--------------------------------------------------------------------------------
                                                                        698,903
--------------------------------------------------------------------------------

            Consumer Staples - 0.4%
      390   Safeway, Inc.                                                12,429
--------------------------------------------------------------------------------

            Energy - 6.3%
      136   Baker Hughes, Inc.                                           12,052
      379   Chevron Corp.                                                37,578
      226   Exxon Mobil Corp.                                            20,060
      291   Halliburton Co.                                              14,137
      104   Helmerich & Payne, Inc.                                       6,516
      532   Marathon Oil Corp.                                           27,339
      142   Murphy Oil Corp.                                             13,156
      179   Occidental Petroleum Corp.                                   16,455
      317   Overseas Shipholding Group, Inc.                             25,062
      457   Sunoco, Inc.                                                 20,323
      245   Valero Energy Corp.                                          12,456
--------------------------------------------------------------------------------
                                                                        205,134
--------------------------------------------------------------------------------

Number of
   Shares   Description                                                   Value
--------------------------------------------------------------------------------
            Financials - 40.4%
      370   Assured Guaranty Ltd.(Bermuda)                       $        8,547
      681   Capital One Financial Corp.                                  32,770
      617   Chubb Corp.                                                  33,170
    2,180   City Bank                                                    31,566
    1,680   Community Trust Bancorp, Inc.                                51,475
    2,762   First Bancorp                                                46,429
    2,431   First Midwest Bancorp, Inc.                                  63,449
    4,031   Great Southern Bancorp, Inc.                                 46,558
      973   Harleysville Group, Inc.                                     37,957
      449   Hartford Financial Services Group, Inc.                      31,910
      828   Hilb Rogal & Hobbs Co.                                       25,635
    3,491   Host Hotels & Resorts, Inc.- REIT                            60,010
      777   IBERIABANK Corp.                                             40,979
    4,456   Integra Bank Corp.                                           64,033
    3,428   Keycorp                                                      66,743
      181   Loews Corp.                                                   8,972
      824   Manulife Financial Corp.(Canada)                             31,864
    2,483   Marshall & Ilsley Corp.                                      57,705
      849   Nara Bancorp, Inc.                                           10,799
      900   optionsXpress Holdings, Inc.                                 20,556
      378   PartnerRe Ltd.(Bermuda)                                      27,855
    1,976   Peoples Bancorp, Inc.                                        46,811
    1,081   Republic Bancorp, Inc.- Class A                              26,917
      511   RLI Corp.                                                    26,133
    1,011   Simmons First National Corp.- Class A                        30,765
      526   Smithtown Bancorp, Inc.                                      10,841
    1,051   State Auto Financial Corp.                                   28,955
      800   Sun Life Financial, Inc.(Canada)                             37,304
    6,310   Synovus Financial Corp.                                      72,502
      595   Travelers Cos, Inc.(The)                                     29,637
    1,762   United Bankshares, Inc.                                      50,023
    2,416   United Community Banks, Inc.                                 25,271
    4,297   Wilshire Bancorp, Inc.                                       38,372
    1,751   XL Capital Ltd.- Class A (Cayman Islands)                    61,127
      888   Zions Bancorporation                                         38,264
--------------------------------------------------------------------------------
                                                                      1,321,904
--------------------------------------------------------------------------------

            Health Care - 4.4%
      859   Eli Lilly & Co.                                              41,352
    3,516   Pfizer, Inc.                                                 68,070
      756   Wyeth                                                        33,619
--------------------------------------------------------------------------------
                                                                        143,041
--------------------------------------------------------------------------------

See notes to financial statements.

74 | Annual Report | May 31, 2008

Claymore Exchange-Traded Fund Trust | Portfolio of Investments continued

Number of
   Shares   Description                                                   Value
--------------------------------------------------------------------------------
            Industrials - 15.5%
      883   Baldor Electric Co.                                   $      31,082
      217   Belden, Inc.                                                  9,090
      341   Boeing Co.                                                   28,225
      813   Cooper Industries Ltd.- Class A (Bermuda)                    37,910
      235   Cummins, Inc.                                                16,549
      554   Dover Corp.                                                  29,960
      366   Eaton Corp.                                                  35,385
      736   GATX Corp.                                                   36,292
      855   Hubbell, Inc.- Class B                                       39,988
      424   Ingersoll-Rand Co.Ltd.- Class A (Bermuda)                    18,673
    1,039   Insteel Industries, Inc.                                     16,655
    3,610   Knoll, Inc.                                                  53,536
      360   Oshkosh Corp.                                                14,548
      216   Parker Hannifin Corp.                                        18,289
    1,357   Pitney Bowes, Inc.                                           49,273
      442   Rockwell Automation, Inc.                                    25,879
    1,390   RR Donnelley & Sons Co.                                      45,634
--------------------------------------------------------------------------------
                                                                        506,968
--------------------------------------------------------------------------------

            Information Technology - 0.9%
      861   Electronic Data Systems Corp.                                21,086
      189   Hewlett-Packard Co.                                           8,894
--------------------------------------------------------------------------------
                                                                         29,980
--------------------------------------------------------------------------------

            Materials - 7.9%
      232   Ball Corp.                                                   12,598
      120   Cleveland-Cliffs, Inc.                                       12,804
      207   Cytec Industries, Inc.                                       13,074
    1,329   Dow Chemical Co.(The)                                        53,692
    1,692   International Paper Co.                                      46,056
    1,190   Methanex Corp.(Canada)                                       34,093
      290   Nucor Corp.                                                  21,692
      696   PPG Industries, Inc.                                         43,869
      202   Steel Dynamics, Inc.                                          7,292
       81   United States Steel Corp.                                    13,989
--------------------------------------------------------------------------------
                                                                        259,159
--------------------------------------------------------------------------------

Number of
   Shares   Description                                                   Value
--------------------------------------------------------------------------------
            Utilities - 2.3%
    4,361   Centerpoint Energy, Inc.                               $     73,875
--------------------------------------------------------------------------------
            Total Common Stock - 99.5%
            (Cost $3,305,368)                                         3,251,393
--------------------------------------------------------------------------------

            Master Limited Partnerships

            Financials - 0.4%
      332   Lazard Ltd.- Class A (Bermuda)                               12,646
            (Cost $ 13,305)
--------------------------------------------------------------------------------
            Total Investments - 99.9%
            (Cost $3,318,673)                                         3,264,039

            Other Assets in excess of Liabilities - 0.1%                  3,583
--------------------------------------------------------------------------------
            Net Assets - 100.0%                                    $  3,267,622
================================================================================

Ltd. - Limited

REIT - Real Estate Investment Trust

Securities are classified by sectors that represent board groupings of related industries.

See notes to financial statements.

                                               Annual Report | May 31, 2008 | 75

Claymore Exchange-Traded Fund Trust

Statement of Assets and Liabilities | May 31, 2008

                                                                                                              Claymore
                                         Claymore/      Claymore/     Claymore/     Claymore    Claymore  U.S. Capital    Claymore/
                           Claymore/   Morningstar    Morningstar   Morningstar   U.S. - 1 -        U.S.       Markets        Zacks
                                 BBD   Information  Manufacturing      Services  The Capital     Capital    Micro-Term     Dividend
                         High Income  Super Sector   Super Sector  Super Sector      Markets     Markets         Fixed     Rotation
                           Index ETF     Index ETF      Index ETF     Index ETF    Index ETF    Bond ETF    Income ETF          ETF
-----------------------------------------------------------------------------------------------------------------------------------
Assets
   Investments in
     securities, at
     value (including
     securities on
     loan)               $ 6,302,228  $  3,711,466  $   4,115,180  $  3,284,955  $10,026,498  $4,757,277  $  5,169,626  $ 3,264,039
   Cash                           --         6,866         10,705         9,433    1,145,108   1,787,913         8,145           --
   Receivables:
     Dividends                15,468         4,412          8,419         5,648        8,359          --            --       10,388
     Income                       --            --             --            --       38,626      39,290        15,003           --
     Security lending
       income                  2,121            --             --            --           --          --            --           --
     Investments sold             --           700         10,693         4,904       14,782          --            --           --
   Due from Adviser           67,388        79,996         77,450        78,653       40,392      34,697        38,366       57,888
   Other assets                5,602        13,952         13,648        13,383        7,826       8,179         8,113       24,980
------------------------------------------------------------------------------------------------------------------------------------
   Total assets            6,392,807     3,817,392      4,236,095     3,396,976   11,281,591   6,627,356     5,239,253    3,357,295
------------------------------------------------------------------------------------------------------------------------------------
Liabilities
   Custodian bank              3,797            --             --            --           --          --            --        6,488
   Payables:
     Investments
       purchased                  --            --         10,526            --      990,302   1,681,966       186,238           --
     Offering costs
       payable                31,766        33,193         33,193        33,193        7,566       3,727         3,761       26,643
     Collateral for
       securities on
       loan                  488,401            --             --            --           --          --            --           --
   Accrued advisory
     fees                         --            --             --            --           --          --            --           --
   Accrued expenses           59,189        74,028         71,223        72,092       49,068      43,287        46,896       56,542
-----------------------------------------------------------------------------------------------------------------------------------
   Total liabilities         583,153       107,221        114,942       105,285    1,046,936   1,728,980       236,895       89,673
-----------------------------------------------------------------------------------------------------------------------------------
Net Assets               $ 5,809,654  $  3,710,171  $   4,121,153  $  3,291,691  $10,234,655  $4,898,376  $  5,002,358  $ 3,267,622
====================================================================================================================================
Composition of Net
   Assets
   Paid-in capital       $ 6,593,561  $  3,734,385  $   3,705,411  $  3,738,857  $ 9,992,434  $4,996,273  $  4,996,238  $ 3,816,128
   Undistributed net
     investment
     income                    2,021        18,605         26,327        26,614       33,882       6,443         6,302       53,152
   Net realized gain
     (loss) on
     investments            (620,342)       (4,478)        (2,748)       (7,391)      (1,741)     (6,380)           --     (547,024)
   Net unrealized
     appreciation
     (depreciation) on
     investments            (165,586)      (38,341)       392,163      (466,389)     210,080     (97,960)         (182)     (54,634)
------------------------------------------------------------------------------------------------------------------------------------
Net Assets               $ 5,809,654  $  3,710,171  $   4,121,153  $  3,291,691  $10,234,655  $4,898,376  $  5,002,358  $ 3,267,622
====================================================================================================================================
   Shares outstanding
     ($0.01 par
     value with
     unlimited
     amount authorized)      300,000       150,000        150,000       150,000      200,000     100,000       100,000      150,000
   Net Asset Value       $     19.37  $      24.73  $       27.47  $      21.94  $     51.17  $    48.98  $      50.02  $     21.78
====================================================================================================================================
   Investments in
     securities, at
     cost                $ 6,467,814  $  3,749,807  $   3,723,017  $  3,751,344  $ 9,816,418  $4,855,237  $  5,169,808  $ 3,318,673
====================================================================================================================================

See notes to financial statements.

76 | Annual Report | May 31, 2008

Claymore Exchange-Traded Fund Trust

Statement of Operations | For the period ended May 31, 2008

                                                                                                               Claymore
                                          Claymore/      Claymore/     Claymore/     Claymore    Claymore   U.S. Capital  Claymore/
                            Claymore/   Morningstar    Morningstar   Morningstar   U.S. - 1 -        U.S.        Markets      Zacks
                                  BBD   Information  Manufacturing      Services  The Capital     Capital     Micro-Term   Dividend
                          High Income  Super Sector   Super Sector  Super Sector      Markets     Markets          Fixed   Rotation
                         Index ETF(1)  Index ETF(2)   Index ETF(2)  Index ETF(2)  Index ETF(4) Bond ETF(4) Income ETF(4)     ETF(3)
-----------------------------------------------------------------------------------------------------------------------------------
Investment Income
   Dividend income       $    392,459  $     35,568  $      66,637  $     61,393  $    28,646  $       --  $          --  $ 103,119
   Return of capital
     distributions
     received                 (17,936)           --             --           (41)          --          --             --     (1,148)
------------------------------------------------------------------------------------------------------------------------------------
   Net dividend income        374,523        35,568         66,637        61,352       28,646          --             --    101,971
   Interest                        --            --             --            --       36,760      38,512         40,916         --
   Net securities
     lending
     income                     6,046            --             --            --           --          --             --         --
   Other income                    --            --             --            --          935          --             --         --
   Foreign taxes
     withheld                    (756)           --             --           (45)         (22)         --             --     (1,199)
------------------------------------------------------------------------------------------------------------------------------------
   Total investment
     income                   379,813        35,568         66,637        61,307       66,319      38,512         40,916    100,772
------------------------------------------------------------------------------------------------------------------------------------
Expenses
   Advisory fee                19,506        11,418         12,255        10,908        7,566       2,981          3,009      9,938
   Administration fee           1,073           785            842           750          832         410            414        546
   Custodian fee               40,412        34,936         34,166        32,841       12,254      12,239         12,248     27,219
   Licensing                    3,901        64,840         64,840        64,840        2,119         762            769      1,988
   Listing fee and
     expenses                     628         1,049          1,364         1,614        2,005         274          1,818        286
   Miscellaneous               17,103         5,543          5,637         5,939        5,933       3,707          5,321      7,419
   Offering costs              45,910        38,124         38,124        38,124        7,566       3,727          3,762     29,667
   Printing expenses           11,633        12,112         10,062        11,767        9,975       9,512         10,201     11,103
   Professional fees           26,961        23,116         23,048        23,607       19,215      18,538         18,562     23,361
   Registration &
     filings                      188           168            459           172          465         195            209        157
   Trustees'fees and
     expenses                   2,546         2,582          2,557         2,413          855       1,067            844      1,657
------------------------------------------------------------------------------------------------------------------------------------
   Total expenses             169,861       194,673        193,354       192,975       68,785      53,412         57,157    113,341
   Advisory fees waived       (19,506)      (11,418)       (12,255)      (10,908)      (7,566)     (2,981)        (3,009)    (9,938)
   Other expenses
     waived or
     reimbursed               (90,332)     (141,624)      (138,526)     (141,010)     (40,942)    (41,935)       (45,572)   (68,084)
------------------------------------------------------------------------------------------------------------------------------------
   Net Expenses                60,023        41,631         42,573        41,057       20,277       8,496          8,576     35,319
------------------------------------------------------------------------------------------------------------------------------------
   Net Investment
     Income (Loss)            319,790        (6,063)        24,064        20,250       46,042      30,016         32,340     65,453
------------------------------------------------------------------------------------------------------------------------------------
Realized and Unrealized
   Gain (Loss)
   on Investments
Net realized gain
   (loss) on
   Investments               (711,505)       (4,478)        (3,007)      (10,190)      (2,267)     (6,380)            --   (549,916)
   In-kind transactions       (30,750)           --             --            --           --          --             --     45,442
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain
   (loss)                    (742,255)       (4,478)        (3,007)      (10,190)      (2,267)     (6,380)            --   (504,474)
Net unrealized
   appreciation
   (depreciation) on
   investments               (165,586)      (38,341)       392,163      (466,389)     210,080     (97,960)          (182)   (54,634)
------------------------------------------------------------------------------------------------------------------------------------
   Net realized and
     unrealized gain
     (loss) on
     investments             (907,841)      (42,819)       389,156      (476,579)     207,813    (104,340)          (182)  (559,108)
------------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease)
   in Net
   Assets Resulting
   from Operations       $   (588,051) $    (48,882) $     413,220  $   (456,329) $   253,855  $  (74,324) $      32,158  $(493,655)
====================================================================================================================================

(1)   Commencement of investment operations - June 25, 2007.

(2)   Commencement of investment operations - August 22, 2007.

(3)   Commencement of investment operations - October 24, 2007.

(4)   Commencement of investment operations - February 12, 2008.

See notes to financial statements.

                                             Annual Report | May 31, 2008 | 77

Claymore Exchange-Traded Fund Trust

Statement of Changes in Net Assets | For the year ended May 31,2008

                                                                                                             Claymore
                                      Claymore/      Claymore/     Claymore/      Claymore     Claymore   U.S. Capital    Claymore/
                        Claymore/   Morningstar    Morningstar   Morningstar    U.S. - 1 -         U.S.        Markets        Zacks
                              BBD   Information  Manufacturing      Services   The Capital      Capital     Micro-Term     Dividend
                      High Income  Super Sector   Super Sector  Super Sector       Markets      Markets          Fixed     Rotation
                     Index ETF(1)  Index ETF(2)   Index ETF(2)  Index ETF(2)  Index ETF(4)  Bond ETF(4)  Income ETF(4)       ETF(3)
------------------------------------------------------------------------------------------------------------------------------------
Increase in Net
   Assets
   Resulting from
   Operations
   Net investment
     income (loss)   $    319,790  $     (6,063) $      24,064  $     20,250  $     46,042  $    30,016  $      32,340  $    65,453
   Net realized
     gain (loss)
     on investments      (742,255)       (4,478)        (3,007)      (10,190)       (2,267)      (6,380)            --     (504,474)
   Net unrealized
     appreciation
     (depreciation)
     on investments      (165,586)      (38,341)       392,163      (466,389)      210,080      (97,960)          (182)     (54,634)
------------------------------------------------------------------------------------------------------------------------------------
     Net increase
       (decrease)
       in net
       assets
       resulting
       from
       operations        (588,051)      (48,882)       413,220      (456,329)      253,855      (74,324)        32,158     (493,655)
------------------------------------------------------------------------------------------------------------------------------------
Distribution to
   Shareholders
   From and in
     excess of net
     investment
     income              (252,724)       (4,800)       (27,000)      (20,250)      (19,200)     (27,300)       (29,800)     (31,800)
   Return of
     capital              (45,526)           --             --            --            --           --             --           --
------------------------------------------------------------------------------------------------------------------------------------
   Total
     distributions       (298,250)       (4,800)       (27,000)      (20,250)      (19,200)     (27,300)       (29,800)     (31,800)
------------------------------------------------------------------------------------------------------------------------------------
Capital Share
   Transactions
   Proceeds from
     sale of shares     8,845,530     3,763,853      3,734,933     3,768,270    10,000,000    5,000,000      5,000,000    8,398,409
   Cost of shares
     redeemed          (2,149,575)           --             --            --            --           --             --   (4,605,332)
------------------------------------------------------------------------------------------------------------------------------------
     Net increase
       from capital
       share
       transactions     6,695,955     3,763,853      3,734,933     3,768,270    10,000,000    5,000,000      5,000,000    3,793,077
------------------------------------------------------------------------------------------------------------------------------------
     Total increase
       (decrease)
       in net
       assets           5,809,654     3,710,171      4,121,153     3,291,691    10,234,655    4,898,376      5,002,358    3,267,622

Net Assets
   Beginning of
     period                    --            --             --            --            --           --             --           --
------------------------------------------------------------------------------------------------------------------------------------
   End of period     $  5,809,654  $  3,710,171  $   4,121,153  $  3,291,691  $ 10,234,655  $ 4,898,376  $   5,002,358  $ 3,267,622
====================================================================================================================================
   Undistributed
     net investment
     income at end
     of period       $      2,021  $     18,605  $      26,327  $     26,614  $     33,882  $     6,443  $       6,302  $    53,152
====================================================================================================================================
Changes in Shares
   Outstanding
   Shares sold            400,000       150,000        150,000       150,000       200,000      100,000        100,000      350,000
   Shares redeemed       (100,000)           --             --            --            --           --             --     (200,000)
------------------------------------------------------------------------------------------------------------------------------------
   Shares
     outstanding, end
     of period            300,000       150,000        150,000       150,000       200,000      100,000        100,000      150,000
====================================================================================================================================

(1)   Commencement of investment operations - June 25, 2007.

(2)   Commencement of investment operations - August 22, 2007.

(3)   Commencement of investment operations - October 24, 2007.

(4)   Commencement of investment operations - February 12, 2008.

See notes to financial statements.

78 | Annual Report | May 31, 2008

Claymore Exchange-Traded Fund Trust

Financial Highlights |

LVL | Claymore/BBD High Income Index ETF

                                                                                                                 For the Period
                                                                                                                June 25, 2007**
Per share operating performance                                                                                         through
for a share outstanding throughout the period                                                                      May 31, 2008
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                                                  $   24.98
-----------------------------------------------------------------------------------------------------------------------------------

Income from investment operations
   Net investment income (loss) (a)                                                                                        1.56
   Net realized and unrealized gain (loss) on investments                                                                 (5.78)
-----------------------------------------------------------------------------------------------------------------------------------
      Total from investment operations                                                                                    (4.22)
-----------------------------------------------------------------------------------------------------------------------------------

Distributions to shareholders from
   Net investment income                                                                                                  (1.18)
   Return of capital                                                                                                      (0.21)
-----------------------------------------------------------------------------------------------------------------------------------
   Total distribution to shareholder                                                                                      (1.39)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                                                        $   19.37
===================================================================================================================================
Market value, end of period                                                                                           $   19.38
===================================================================================================================================

Total return *(b)
   Net asset value                                                                                                       -16.98%

Ratios and supplemental data
Net assets, end of period (thousands)                                                                                 $   5,810
Ratio of net expenses to average net assets*                                                                               1.54%(c)
Ratio of net investment income (loss) to average net assets*                                                               8.20%(c)
Portfolio turnover rate                                                                                                      84%(d)

* If certain expenses had not been waived or reimbursed by the Adviser, total return would have been lower and the ratios would have been as follows:

   Ratio of total expenses to average net assets                                                                           4.36%(c)
   Ratio of net investment income (loss) to average net assets                                                             5.38%(c)

** Commencement of investment operations and initial listing date on the American Stock Exchange.

(a)   Based on average shares outstanding during the period.

(b) Total investment return is calculated assuming a purchase of a common share at the beginning of the period and a sale on the last day of the period reported at net asset value ("NAV"). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(c)   Annualized.

(d) Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

See notes to financial statements.

                                               Annual Report | May 31, 2008 | 79

Claymore Exchange-Traded Fund Trust | Financial Highlights continued

MZN | Claymore/Morningstar Information Super Sector Index ETF

                                                                                       For the Period
                                                                                    August 22, 2007**
Per share operating performance                                                               through
for a share outstanding throughout the period                                            May 31, 2008
---------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                $           25.09
---------------------------------------------------------------------------------------------------------

Income from investment operations
   Net investment income (loss) (a)                                                             (0.04)
   Net realized and unrealized gain (loss) on investments                                       (0.29)
---------------------------------------------------------------------------------------------------------
      Total from investment operations                                                          (0.33)
---------------------------------------------------------------------------------------------------------
Distributions to shareholders
   From and in excess of net investment income                                                  (0.03)
---------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                      $           24.73
=========================================================================================================
Market value, end of period                                                         $           24.13
=========================================================================================================
Total return *(b)
   Net asset value                                                                              -1.31%

Ratios and supplemental data
Net assets, end of period (thousands)                                               $           3,710
Ratio of net expenses to average net assets*                                                     1.46%(c)
Ratio of net investment income (loss) to average net assets*                                    -0.21%(c)
Portfolio turnover rate                                                                             7%(d)

*If certain expenses had not been waived or reimbursed by the Adviser, total return would have been lower and the ratios would have been as follows:

   Ratio of total expenses to average net assets                                                 6.82%(c)
   Ratio of net investment income (loss) to average net assets                                  -5.57%(c)

** Commencement of investment operations and initial listing date on the New York Stock Exchange Arca.

(a)   Based on average shares outstanding during the period.

(b) Total investment return is calculated assuming a purchase of a common share at the beginning of the period and a sale on the last day of the period reported at net asset value ("NAV"). Dividends and distributions are assumed to be reinvested at NAV.Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(c)   Annualized.

(d) Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

See notes to financial statements.

80 | Annual Report | May 31, 2008

Claymore Exchange-Traded Fund Trust | Financial Highlights continued

MZG | Claymore/Morningstar Manufacturing Super Sector Index ETF

                                                                                       For the Period
                                                                                    August 22, 2007**
Per share operating performance                                                               through
for a share outstanding throughout the period                                            May 31, 2008
---------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                $           24.90
---------------------------------------------------------------------------------------------------------
Income from investment operations
   Net investment income (loss) (a)                                                              0.16
   Net realized and unrealized gain (loss) on investments                                        2.59
---------------------------------------------------------------------------------------------------------
      Total from investment operations                                                           2.75
---------------------------------------------------------------------------------------------------------
Distributions to Shareholders from
   From and in excess of net investment income                                                  (0.18)
---------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                      $           27.47
=========================================================================================================
Market value, end of period                                                         $           27.21
=========================================================================================================
Total return*(b)
   Net asset value                                                                              11.05%

Ratios and supplemental data
Net assets, end of period (thousands)                                               $           4,121
Ratio of net expenses to average net assets*                                                     1.39%(c)
Ratio of net investment income to average net assets*                                            0.78%(c)
Portfolio turnover rate                                                                             8%(d)

*If certain expenses had not been waived or reimbursed by the Adviser, total return would have been lower and the ratios would have been as follows:

   Ratio of expenses to average net assets                                                       6.31%(c)
   Ratio of net investment income (loss) to average net assets                                  -4.14%(c)

** Commencement of investment operations and initial listing date on the New York Stock Exchange Arca.

(a)   Based on average shares outstanding during the period.

(b) Total investment return is calculated assuming a purchase of a common share at the beginning of the period and a sale on the last day of the period reported at net asset value ("NAV"). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(c)   Annualized.

(d) Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

See notes to financial statements.

                                               Annual Report | May 31, 2008 | 81

Claymore Exchange-Traded Fund Trust | Financial Highlights continued

MZO | Claymore/Morningstar Services Super Sector Index ETF

                                                                                      For the Period
                                                                                   August 22, 2007**
Per share operating performance                                                              through
for a share outstanding throughout the period                                           May 31, 2008
-------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                               $          25.12
-------------------------------------------------------------------------------------------------------

Income from investment operations
   Net investment income (loss) (a)                                                            0.14
   Net realized and unrealized gain (loss) on investments                                     (3.18)
-------------------------------------------------------------------------------------------------------
      Total from investment operations                                                        (3.04)
-------------------------------------------------------------------------------------------------------

Distributions to Shareholders from
   Net investment income                                                                      (0.14)
-------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                     $          21.94
=======================================================================================================
Market value, end of period                                                        $          21.97
=======================================================================================================

Total return* (b)
   Net asset value                                                                           -12.16%

Ratios and supplemental data
Net assets, end of period (thousands)                                              $          3,292
Ratio of net expenses to average net assets*                                                   1.51%(c)
Ratio of net investment income to average net assets*                                          0.74%(c)
Portfolio turnover rate                                                                           8%(d)

* If certain expenses had not been waived or reimbursed by the Adviser, total return would have been lower and the ratios would have been as follows:

   Ratio of total expenses to average net assets                                               7.08%(c)
   Ratio of net investment income (loss) to average net assets                                -4.83%(c)

** Commencement of investment operations and initial listing date on the New York Stock Exchange Arca.

(a)   Based on average shares outstanding during the period.

(b) Total investment return is calculated assuming a purchase of a common share at the beginning of the period and a sale on the last day of the period reported at net asset value ("NAV"). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(c)   Annualized.

(d) Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

See notes to financial statements.

82 | Annual Report | May 31, 2008

Claymore Exchange-Traded Fund Trust | Financial Highlights continued

UEM | Claymore U.S.-1 - The Capital Markets Index ETF

                                                                                      For the Period
                                                                                 February 12, 2008**
Per share operating performance                                                              through
for a share outstanding throughout the period                                           May 31, 2008
-------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                $         50.00
-------------------------------------------------------------------------------------------------------

Income from investment operations
   Net investment income (loss) (a)                                                            0.23
   Net realized and unrealized gain (loss) on investments                                      1.04
-------------------------------------------------------------------------------------------------------
      Total from investment operations                                                         1.27
-------------------------------------------------------------------------------------------------------

Distributions to Shareholders from
   Net investment income                                                                      (0.10)
-------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                      $         51.17
=======================================================================================================
Market value, end of period                                                         $         51.09
=======================================================================================================

Total return* (b)
Net asset value                                                                                2.54%

Ratios and supplemental data
Net assets, end of period (thousands)                                               $        10,235
Ratio of net expenses to average net assets*                                                   0.67%(c)
Ratio of net investment income to average net assets*                                          1.52%(c)
Portfolio turnover rate                                                                          35%(d)

* If certain expenses had not been waived or reimbursed by the Adviser, total return would have been lower and the ratios would have been as follows:

   Ratio of total expenses to average net assets                                               2.27%(c)
   Ratio of net investment income (loss) to average net assets                                -0.08%(c)

** Commencement of investment operations and initial listing date on the American Stock Exchange.

(a)   Based on average shares outstanding during the period.

(b) Total investment return is calculated assuming a purchase of a common share at the beginning of the period and a sale on the last day of the period reported at net asset value ("NAV"). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(c)   Annualized.

(d) Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

See notes to financial statements.

                                               Annual Report | May 31, 2008 | 83

Claymore Exchange-Traded Fund Trust | Financial Highlights continued

UBD | Claymore U.S. Capital Markets Bond ETF

                                                                                      For the Period
                                                                                 February 12, 2008**
Per share operating performance                                                              through
for a share outstanding throughout the period                                           May 31, 2008
-------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                $         50.00
-------------------------------------------------------------------------------------------------------

Income from investment operations
   Net investment income (loss) (a)                                                            0.30
   Net realized and unrealized gain (loss) on investments                                     (1.05)
-------------------------------------------------------------------------------------------------------
      Total from investment operations                                                        (0.75)
-------------------------------------------------------------------------------------------------------

Distributions to shareholders from
   Net investment income                                                                      (0.27)
-------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                      $         48.98
=======================================================================================================
Market value, end of period                                                         $         49.07
=======================================================================================================

Total return *(b)
   Net asset value                                                                            -1.50%

Ratios and supplemental data
Net assets, end of period (thousands)                                               $         4,898
Ratio of net expenses to average net assets*                                                   0.57%(c)
Ratio of net investment income (loss) to average net assets*                                   2.01%(c)
Portfolio turnover rate                                                                         112%(d)

* If certain expenses had not been waived or reimbursed by the Adviser, total return would have been lower and the ratios would have been as follows:

   Ratio of total expenses to average net assets                                               3.58%(c)
   Ratio of net investment income (loss) to average net assets                                -1.00%(c)

** Commencement of investment operations and initial listing date on the American Stock Exchange.

(a)   Based on average shares outstanding during the period.

(b) Total investment return is calculated assuming a purchase of a common share at the beginning of the period and a sale on the last day of the period reported at net asset value ("NAV"). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(c)   Annualized.

(d) Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

See notes to financial statements.

84 | Annual Report | May 31, 2008

Claymore Exchange-Traded Fund Trust | Financial Highlights continued

ULQ | Claymore U.S. Capital Markets Micro-Term Fixed Income ETF

                                                                                                                 For the Period
                                                                                                            February 12, 2008**
Per share operating performance                                                                                         through
for a share outstanding throughout the period                                                                      May 31, 2008
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                                              $       50.00
--------------------------------------------------------------------------------------------------------------------------------
Income from investment operations
   Net investment income (loss) (a)                                                                                        0.32
   Net realized and unrealized gain (loss) on investments                                                                    --
--------------------------------------------------------------------------------------------------------------------------------
     Total from investment operations                                                                                      0.32
--------------------------------------------------------------------------------------------------------------------------------
Distributions to Shareholders from
   Net investment income                                                                                                  (0.30)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                                                    $       50.02
================================================================================================================================
Market value, end of period                                                                                       $       50.06
================================================================================================================================
Total return* (b)
   Net asset value                                                                                                         0.64%

Ratios and supplemental data
Net assets, end of period (thousands)                                                                             $       5,002
Ratio of net expenses to average net assets**                                                                              0.57%(c)
Ratio of net investment income to average net assets                                                                       2.15%(c)
Portfolio turnover rate                                                                                                       0%(d)

*If certain expenses had not been waived or reimbursed by the Adviser, total return would have been lower and the ratios would have been as follows:

   Ratio of expenses to average net assets                                                                                 3.80%(c)
   Ratio of net investment income (loss) to average net assets                                                            -1.08%(c)

** Commencement of investment operations and initial listing date on the American Stock Exchange.

(a)   Based on average shares outstanding during the period.

(b) Total investment return is calculated assuming a purchase of a common share at the beginning of the period and a sale on the last day of the period reported at net asset value ("NAV"). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(c)   Annualized.

(d) Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

See notes to financial statements.

                                               Annual Report | May 31, 2008 | 85

Claymore Exchange-Traded Fund Trust | Financial Highlights continued

IRO | Claymore/Zacks Dividend Rotation ETF

                                                                                                                 For the Period
                                                                                                             October 24, 2007**
Per share operating performance                                                                                         through
for a share outstanding throughout the period                                                                      May 31, 2008
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                                              $       25.32
--------------------------------------------------------------------------------------------------------------------------------
Income from investment operations
   Net investment income (loss) (a)                                                                                        0.44
   Net realized and unrealized gain (loss) on investments                                                                 (3.77)
--------------------------------------------------------------------------------------------------------------------------------
     Total from investment operations                                                                                     (3.33)
--------------------------------------------------------------------------------------------------------------------------------
Distributions to Shareholders from
   Net investment income                                                                                                  (0.21)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                                                    $       21.78
================================================================================================================================
Market value, end of period                                                                                       $       21.76
================================================================================================================================
Total return*(b)
   Net asset value                                                                                                       -13.13%

Ratios and supplemental data
Net assets, end of period (thousands)                                                                             $       3,268
Ratio of net expenses to average net assets*                                                                               1.78%(c)
Ratio of net investment income (loss) to average net assets*                                                               3.29%(c)
Portfolio turnover rate                                                                                                     233%(d)

*If certain expenses had not been waived or reimbursed by the Adviser, total return would have been lower and the ratios would have been as follows:

   Ratio of expenses to average net assets                                                                                 5.70%(c)
   Ratio of net investment income (loss) to average net assets                                                            -0.63%(c)

** Commencement of investment operations and initial listing date on the American Stock Exchange.

(a)   Based on average shares outstanding during the period.

(b) Total investment return is calculated assuming a purchase of a common share at the beginning of the period and a sale on the last day of the period reported at net asset value ("NAV"). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(c)   Annualized.

(d) Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

See notes to financial statements.

86 | Annual Report | May 31, 2008

Claymore Exchange-Traded Fund Trust

Notes to Financial Statements | May 31, 2008

Note 1 - Organization:

Claymore Exchange-Traded Fund Trust (the "Trust"), which is registered under the Investment Company Act of 1940,as amended (the "1940 Act"), is organized as an open-end, management investment company that was organized as a Delaware business trust on May 24,2006.At the end of the period, the Trust consisted of 19 portfolios. The following 8 portfolios have an annual reporting period-end on May 31, 2008:

Claymore/BBD High Income Index ETF                                                        "BBD High Income"
Claymore/Morningstar Information Super Sector Index ETF              "Morningstar Information Super Sector"
Claymore/Morningstar Manufacturing Super Sector Index ETF          "Morningstar Manufacturing Super Sector"
Claymore/Morningstar Services Super Sector Index ETF                    "Morningstar Services Super Sector"
Claymore U.S.-1-The Capital Markets Index ETF                                      "U.S.-1-Capital Markets"
Claymore U.S.Capital Markets Bond ETF                                            "U.S.Capital Markets Bond"
Claymore U.S.Capital Micro-Term Fixed Income ETF              "U.S.Capital Markets Micro-Term Fixed Income"
Claymore/Zacks Dividend Rotation ETF                                              "Zacks Dividend Rotation"

Each portfolio represents a separate series of the Trust (each a "Fund" or collectively the "Funds"). Each Fund's shares are listed and traded on the American Stock Exchange or the NYSE Arca, Inc. ("NYSE Arca"). The Funds' market prices may differ to some degree from the net asset value ("NAV") of the shares of each Fund. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at NAV, only in a large specified number of shares, each called a "Creation Unit. "Creation Units are issued and redeemed principally in-kind for securities included in the relevant index. Except when aggregated in Creation Units, shares are not individually redeemable securities of the Funds. The investment objective of each of the Funds is to replicate as closely as possible, before fees and expenses, the performance of the following market indices:

Fund                                                                                                  Index
===========================================================================================================
BBD High Income                                                      Benchmarks By Design High Income Index
Morningstar Information Super Sector                             Morningstar Information Super Sector Index
Morningstar Manufacturing Super Sector                         Morningstar Manufacturing Super Sector Index
Morningstar Services Super Sector                                   Morningstar Services Super Sector Index
U.S.-1-Capital Markets                                                     CPMKTS-The Capital Markets Index
U.S.Capital Markets Bond                                              CPMKTB-The Capital Markets Bond Index
U.S.Capital Markets Micro-Term Fixed Income ETF                  CPMKTL-The Capital Markets Liquidity Index
Zacks Dividend Rotation                                                       Zacks Dividend Rotation Index

Note 2 - Accounting Policies:

The preparation of the financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

The following is a summary of the significant accounting policies followed by the Funds.

(a) Valuation of Investments

Equity securities are valued at the last reported sale price on the principal exchange or on the principal over-the-counter market on which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Equity securities that are traded primarily on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. Debt securities are valued at the mean between the last available bid and asked prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. For those securities where quotations or prices are not available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with maturities of 60 days or less at time of purchase are valued at amortized cost, which approximates market value.

(b) Investment Transactions and Investment Income

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Discounts or premiums on debt securities purchased are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.

The Funds record the character of dividends received from master limited partnerships ("MLPs") based on estimates made at the time such distributions are received. These estimates are based upon a historical review of information available from each MLP and other industry sources. The characterization of the estimates may subsequently be revised based on information received from MLPs after their tax reporting periods conclude.

REIT distributions received by the Fund are generally comprised of ordinary income, long-term and short-term capital gains and return of capital. The actual character of amounts received during the year are not known until after the fiscal year end. The Fund records the character of distributions received from the REITs during the year based on historical information available. The Fund's characterization may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.

(c) Distributions

The Funds intend to pay substantially all of their net investment income to Shareholders through annual distributions, except for BBD High Income, U.S. Capital Markets Bond and U.S. Capital Markets Micro-Term Fixed Income which pay monthly distributions; and, Zacks Dividend Rotation and U.S.-1-Capital Markets which pay quarterly distributions. In addition, the Funds intend to distribute any capital gains to Shareholders as capital gain dividends at least annually. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles.

(d) Offering Costs

For BBD High Income, Morningstar Information Super Sector, Morningstar Manufacturing Super Sector, Morningstar Services Super Sector and Zacks Dividend Rotation, offering costs in the amount of $49,000 were incurred by each Fund, and are being amortized over a one-year period from each Fund's commencement of operations. For U.S.-1-Capital Markets, U.S. Capital Markets Bond and U.S. Capital Markets Micro-Term Fixed Income, offering costs are being accrued at an annual rate of the lesser of actual costs incurred or 0.25% of average daily net assets over the first year of operation. For these three funds, Claymore Advisors, LLC has agreed to pay all offering costs in excess of 0.25%.Claymore Advisors, LLC has agreed to pay all organizational expenses of each Fund incurred prior to the commencement of investment operations.

(e) Security Lending

Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds' securities lending agent. The loans are collateralized at all times by cash and/or high grade debt obligations in an amount at least equal to 102% of the market value of domestic securities loaned and 105% of foreign securities loaned as determined at the close of business on the preceding business day. Each Fund receives compensation for lending securities from interest or dividends earned on the cash or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. The Funds retain all or a portion of the interest received on investment of cash collateral or receives a fee from the borrower. Lending portfolio securities could result in a loss or delay in recovering each Fund's securities if the borrower defaults. The securities lending income earned by the Funds is disclosed on the Statement of Operation.

                                               Annual Report | May 31, 2008 | 87

Claymore Exchange-Traded Fund Trust | Notes to Financial Statements continued

Note 3 - Investment  Advisory  Agreement,  Sub-Advisory  Agreement  and  Other
         Agreements:

Pursuant to an Investment Advisory Agreement (the "Agreement") between the Trust, on behalf of each Fund, and Claymore Advisors, LLC (the "Adviser"), the Adviser manages the investment and reinvestment of each Fund's assets and administers the affairs of each Fund to the extent requested by the Board of Trustees.

Pursuant to the Agreement, each Fund pays the Adviser an advisory fee payable on a monthly basis at the annual rate set forth below based on each Fund's average daily net assets:

Fund                                                                       Rate
================================================================================
BBD High Income                                                            0.50%
Morningstar Information Super Sector                                       0.40%
Morningstar Manufacturing Super Sector                                     0.40%
Morningstar Services Super Sector                                          0.40%
U.S.-1-Capital Markets                                                     0.25%
U.S. Capital Markets Bond                                                  0.20%
U.S. Capital Markets Micro-Term Fixed Income                               0.20%
Zacks Dividend Rotation                                                    0.50%

Under a separate Fund Administration agreement, Claymore Advisors, LLC provides Fund Administration services to the Funds. Claymore Advisors, LLC receives a fund administration fee payable monthly at the annual rate set forth below as a percentage of the average daily net assets of each Fund:

Net Assets                                                                 Rate
================================================================================
First $200,000,000                                                       0.0275%
Next $300,000,000                                                        0.0200%
Next $500,000,000                                                        0.0150%
Over $1,000,000,000                                                      0.0100%

For the period ended May 31, 2008, each Fund recognized Fund Administration expenses and waived Fund Administration expenses as follows:

                                              Fund Administration   Fund Administration
                                                          Expense        Expense Waived
=======================================================================================
BBD High Income                                       $     1,073         $       1,073
Morningstar Information Super Sector                  $       785         $         785
Morningstar Manufacturing Super Sector                $       842         $         842
Morningstar Services Super Sector                     $       750         $         750
U.S.-1-Capital Markets                                $       832         $         832
U.S. Capital Markets Bond                             $       410         $         410
U.S. Capital Markets Micro-Term Fixed Income          $       414         $         414
Zacks Dividend Rotation                               $       546         $         546

The Bank of New York Mellon ("BNY") acts as the Funds' custodian, accounting agent and transfer agent. As custodian, BNY is responsible for the custody of the Funds' assets. As accounting agent, BNY is responsible for maintaining the books and records of the Funds. As transfer agent, BNY is responsible for performing transfer agency services for the Funds.

Mellon Capital Management Corporation ("Mellon Capital") acts as the sub-adviser for U.S.-1-Capital Markets, U.S. Capital Markets Bond and U.S. Capital Markets Micro-Term Fixed Income, pursuant to a sub-advisory agreement with the Investment Adviser. In this capacity, Mellon Capital supervises and manages the investment portfolio for the three aforementioned Funds, and directs the purchases and sales of each Fund's investment securities.

The Funds' Adviser has contractually agreed to waive fees and/or pay fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, a portion of the Fund's licensing fees, offering costs, brokerage commissions and other trading expenses, taxes and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of the Fund's business) from exceeding the following percentages of average net assets per year, at least until the following dates:

Fund                                                  Rate                 Date
================================================================================
BBD High Income                                       0.60%   December 31, 2009
Morningstar Information Super Sector                  0.40%   December 31, 2009
Morningstar Manufacturing Super Sector                0.40%   December 31, 2009
Morningstar Services Super Sector                     0.40%   December 31, 2009
U.S.-1-Capital Markets                                0.37%   December 31, 2010
U.S. Capital Markets Bond                             0.27%   December 31, 2010
U.S. Capital Markets Micro-Term Fixed Income          0.27%   December 31, 2010
Zacks Dividend Rotation                               0.60%   December 31, 2009

Amounts owed to each Fund from the Adviser are shown in the Statement of Assets & Liabilities.

The offering costs excluded from the expense cap are (a) legal fees pertaining to the Fund's shares offered for sale; (b) SEC and state registration fees; and
(c) initial fees paid to be listed on an exchange. The Trust and the Adviser have entered into an Expense Reimbursement Agreement in which for a period of five years subsequent to the Fund's commencement of operations, the Adviser may recover from the Fund fees and expenses waived or reimbursed during the prior three years if the Fund's expense ratio, including the recovered expenses, falls below the expense cap.

For the period ended May 31, 2008, the Adviser waived fees and assumed the following fees and expenses:

                                                    Advisory               Potentially
                                                        Fees    Expenses   Recoverable
                                                      Waived     Assumed       Expense
======================================================================================
BBD High Income                                    $  19,506   $  90,332     $ 109,838
Morningstar Information Super Sector               $  11,418   $ 141,624     $ 153,042
Morningstar Manufacturing Super Sector             $  12,255   $ 138,526     $ 150,781
Morningstar Services Super Sector                  $  10,908   $ 141,010     $ 151,918
U.S.-1-Capital Markets                             $   7,566   $  40,942     $  48,508
U.S.Capital Markets Bond                           $   2,981   $  41,935     $  44,916
U.S.Capital Markets Micro-Term Fixed Income        $   3,009   $  45,572     $  48,581
Zacks Dividend Rotation                            $   9,938   $  68,084     $  78,022

Certain officers and/or trustees of the Trust are officers and/or directors of the Adviser. The Trust does not compensate its officers and /or trustees who are officers or directors of the Adviser.

Licensing Fee Agreements:

The Adviser has entered into licensing agreements on behalf of each Fund with the following Licensors:

Fund                                                                          Licensor
======================================================================================
BBD High Income                                             Benchmarks By Design, Inc.
Morningstar Information Super Sector                                 Morningstar, Inc.
Morningstar Manufacturing Super Sector                               Morningstar, Inc.
Morningstar Services Super Sector                                    Morningstar, Inc.
U.S.-1-Capital Markets                               Dorchester Capital Management LLC
U.S.Capital Markets Bond                             Dorchester Capital Management LLC
U.S.Capital Markets Micro-Term Fixed Income          Dorchester Capital Management LLC
Zacks Dividend Rotation                                Zacks Investment Research, Inc.

The above trademarks are trademarks owned by the respective Licensors. These trademarks have been licensed to the Adviser for use for certain purposes with the Funds. The Funds are not sponsored, endorsed, sold or promoted by the Licensors and the Licensors make no representation regarding the advisability of investing in Shares of the Funds. Up to 5 basis points of licensing fees are excluded from the expense cap.

88 | Annual Report | May 31, 2008

Claymore Exchange-Traded Fund Trust | Notes to Financial Statements continued

Note 4 - Federal Income Taxes:

The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required. In addition, by distributing substantially all of its ordinary income and long-term capital gains, if any, during each calendar year, the Funds intend not to be subject to U.S. federal excise tax.

At  May  31,   2008,   the   cost   of   investments,   accumulated   unrealized
appreciation/depreciation  on  investments,   excluding  foreign  currency,  and
accumulated earnings/loss for federal income tax purposes were as follows:

                                                                                                      Undistributed  Undistributed
                                                                                                           Ordinary      Long-Term
                                                                                            Net Tax         Income/         Gains/
                                                           Gross Tax     Gross Tax       Unrealized    (Accumulated   (Accumulated
                                 Cost of Investments      Unrealized    Unrealized     Appreciation        Ordinary      Capital &
                                    for Tax Purposes    Appreciation  Depreciation   (Depreciation)           Loss)    Other Loss)
===================================================================================================================================
BBD High Income                       $    6,450,432     $   317,585    $ (465,789)    $   (148,204)     $        0    $  (635,703)
Morningstar Information Super
   Sector                             $    3,750,085     $   258,775    $ (297,394)    $    (38,619)     $   18,605    $    (4,200)
Morningstar Manufacturing
   Super Sector                       $    3,718,036     $   563,579    $ (166,435)    $    397,144      $   19,688    $    (1,090)
Morningstar Services Super
   Sector                             $    3,753,149     $   190,721    $ (658,915)    $   (468,194)     $   26,608    $    (5,580)
U.S.-1-Capital Markets                $    9,816,425     $   445,440    $ (235,367)    $    210,073      $   33,882    $    (1,734)
U.S.Capital Markets Bond              $    4,855,431     $       173    $  (98,327)    $    (98,154)     $    6,443    $    (6,186)
U.S.Capital Markets Micro-
   Term Fixed Income                  $    5,169,808     $       459    $     (641)    $       (182)     $    6,302    $         0
Zacks Dividend Rotation               $    3,373,217     $    97,439    $ (206,617)    $   (109,178)     $   53,119    $  (492,447)

Distributions to Shareholders:

The tax character of distributions paid during the period ended May 31, 2008 was as follows:

                                            Distributions paid from Ordinary Income
===================================================================================
BBD High Income                                                       $     252,724
Morningstar Information Super Sector                                  $       4,800
Morningstar Manufacturing Super Sector                                $      27,000
Morningstar Services Super Sector                                     $      20,250
U.S.-1-Capital Markets                                                $      19,200
U.S.Capital Markets Bond                                              $      27,300
U.S.Capital Markets Micro-Term
   Fixed Income                                                       $      29,800
Zacks Dividend Rotation                                               $      31,800

                                          Distributions paid from Return of Capital
===================================================================================

BBD High Income                                                       $      45,526

At May 31,2008 the following reclassifications were made to the capital accounts of the Funds, to reflect permanent book/tax differences and income and gains available for distributions under income tax regulations, which are primarily due to the differences between book and tax treatment of investments in real estate investment trusts, investments in partnerships, wash sales from redemption in-kind transactions, redemption in-kind transactions,return of capital, and net investment losses. Net investment income, net realized gains and net assets were not affected by these changes.

                                     Undistributed Net
                                            Investment            Accumulated
                                         Income/(Loss)   Realized Gain (Loss)   Paid In Capital
================================================================================================
BBD High Income                            $   (19,519)           $   121,913      $   (102,394)
Morningstar Information
   Super Sector                            $    29,468            $         0      $    (29,468)
Morningstar Manufacturing
   Super Sector                            $    29,263            $       259      $    (29,522)
Morningstar Services
   Super Sector                            $    26,614            $     2,799      $    (29,413)
U.S.-1-Capital Markets                     $     7,040            $       526      $     (7,566)
U.S.Capital Markets Bond                   $     3,727            $         0      $     (3,727)
U.S.Capital Markets
   Micro-Term Fixed Income                 $     3,762            $         0      $     (3,762)
Zacks Dividend Rotation                    $    19,499            $   (42,550)     $     23,051

At May 31, 2008, for Federal income tax purposes, the Funds have capital loss carryforwards available as shown in the table below, to the extent provided by the regulations, to offset future capital gains through the years indicated. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders.

                                             Capital Loss Available Through 2016
================================================================================
BBD High Income                                                      $   129,232
Morningstar Information Super Sector                                 $       477
Morningstar Manufacturing Super Sector                               $        62
Morningstar Services Super Sector                                    $     3,326

                                               Annual Report | May 31, 2008 | 89

Claymore Exchange-Traded Fund Trust | Notes to Financial Statements continued

Capital losses incurred after October 31 ("post-October losses") within the taxable year are deemed to arise on the first business day of each Fund's next taxable year. During the period ended May 31, 2008, the following Funds incurred and will elect to defer net capital losses as follows:

                                                             Post-October Losses
================================================================================
BBD High Income                                                 $        506,471
Morningstar Information Super Sector                            $          3,723
Morningstar Manufacturing Super Sector                          $          1,028
Morningstar Services Super Sector                               $          2,254
U.S. -1-Capital Markets                                         $          1,734
U.S. Capital Markets Bond                                       $          6,186
U.S. Capital Markets Micro-Term Fixed Income                    $              0
Zacks Dividend Rotation                                         $        492,446

On July 13, 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48,"Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has evaluated the implications of FIN 48 and has determined it does not have any impact on the financial statements as of May 31, 2008. There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the fiscal year-end May 31, 2008. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in twelve months.

FIN 48 requires the Funds to analyze all open tax years. Open tax years are those years that are open for examination by the relevant income taxing authority. As of May 31, 2008, open Federal and state income tax years include the tax year ended May 31, 2008. The Funds have no examination in progress.

Note 5 - Investment Transactions:

For the period ended May 31, 2008, the cost of investments purchased and proceeds from sales of investments, excluding short-term investments and in-kind transactions, were as follows:

                                                    Purchases              Sales
================================================================================
BBD High Income                               $     3,891,730   $      3,649,091
Morningstar Information Super Sector          $       242,193   $        251,722
Morningstar Manufacturing Super Sector        $       324,815   $        333,724
Morningstar Services Super Sector             $       316,154   $        286,989
U.S. -1-Capital Markets                       $     6,257,586   $      3,374,299
U.S. Capital Markets Bond                     $    10,294,236   $      5,420,672
U.S. Capital Markets Micro-Term Fixed Income  $             0   $              0

Zacks Dividend Rotation                       $     7,886,546   $      7,875,832

For the period ended May 31, 2008, in-kind transactions were as follows:

                                                    Purchases              Sales
================================================================================
BBD High Income                               $     8,624,060   $      2,145,031
Morningstar Information Super Sector          $     3,763,852   $              0
Morningstar Manufacturing Super Sector        $     3,734,933   $              0
Morningstar Services Super Sector             $     3,732,369   $              0
U.S. -1-Capital Markets                       $     4,693,876   $              0
U.S. Capital Markets Bond                     $             0   $              0
U.S. Capital Markets Micro-Term Fixed Income  $             0   $              0
Zacks Dividend Rotation                       $     8,399,820   $      4,587,387

Note 6 - Capital:

Shares are issued and redeemed by the Funds only in Creation Unit size aggregations of 50,000 to 200,000 shares. Such transactions are only permitted on an in-kind basis, with separate cash payment, which is balancing each component to equate the transaction to the net asset value per unit of the Fund on the transaction date. Transaction fees ranging from $500 to $5,500 are charged to those persons creating or redeeming Creation Units. An additional charge of up to four times the Creation or Redemption Transaction Fee may be imposed with respect to transactions effected outside of the Clearing Process or to the extent that cash is used in lieu of securities to purchase Creation Units or redeem for cash.

Note 7 - Distribution Agreement:

The Board of Trustees of the Trust has adopted a distribution and service plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, each Fund is authorized to pay distribution fees in connection with the sale and distribution of its shares and pay service fees in connection with the provision of ongoing services to shareholders of each class and the maintenance of shareholder accounts in an amount up to 0.25% of its average daily net assets each year. No 12b-1 fees are currently paid by the Funds, and there are no current plans to impose these fees.

Note 8 - Indemnifications:

In the normal course of business, the Funds enter into contracts that contain a variety of representations, which provide general indemnifications. Each Funds' maximum exposure under these arrangements is unknown, as this would require future claims that may be made against a Fund that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Note 9 - Accounting Pronouncements:

In September, 2006, the FASB released Statement of Financial Accounting Standards ("SFAS") No. 157, "Fair Valuation Measurements" ("FAS 157"). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. As of May 31, 2008, the Funds do not believe the adoption of FAS 157 will impact the amounts reported in the financial statements, however, additional disclosure will be required about the inputs used to develop measurements of fair value and the effect of certain of the measurements reported in the statement of operations for a fiscal period.

90 | Annual Report | May 31, 2008

Claymore Exchange-Traded Fund Trust | Notes to Financial Statements continued

In March 2008, the FASB issued Statement of Financial Accounting Standards ("SFAS") No. 161, "Disclosures about Derivative Instruments and Hedging
Activities. "This standard is intended to enhance financial statement disclosures for derivative instruments and hedging activities and enable investors to understand: a) how and why a fund uses derivative instruments, b) how derivative instruments and related hedge fund items are accounted for, and
c) how derivative instruments and related hedge items affect a fund's financial position, results of operations and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. As of May 31, 2008, management does not believe the adoption of SFAS No. 161 will impact the financial statement amounts; however, additional footnote disclosures may be required about the use of derivative instruments and hedging items.

Note 10 - Subsequent Event:

Subsequent to May 31, 2008, the Board of Trustees declared the following dividends payable on June 30, 2008 to shareholders of record on June 26, 2008. The dividend rates per common share were as follows:

Fund                                                                        Rate
================================================================================
BBD High Income                                                 $          0.135
U.S. -1-Capital Markets                                         $          0.181
U.S. Capital Markets Bond                                       $          0.087
U.S. Capital Markets Micro-Term Fixed Income                    $          0.081
Zacks Dividend Rotation                                         $          0.134

On July 23, 2008 the Board of Trustees approved a change in the index provider for the Claymore/ BBD High Income Index ETF. Effective September 30, 2008, Standard & Poor's will replace Benchmarks by Design, Inc. as licensor of the Fund. As a result, the S&P Global Dividend Opportunities Index will replace the Benchmarks by Design High Income Index.

                                               Annual Report | May 31, 2008 | 91

Claymore Exchange-Traded Fund Trust

Report of Independent Registered Public Accounting Firm|

To the Shareholders and Board of Trustees of Claymore Exchange-Traded Fund Trust

We have audited the accompanying statements of assets and liabilities of Claymore/BBD High Income Index ETF, Claymore/Morningstar Information Super Sector Index ETF, Claymore/Morningstar Manufacturing Super Sector Index ETF, Claymore/Morningstar Services Super Sector Index ETF, Claymore U.S.-1-The Capital Markets Index ETF, Claymore U.S. Capital Markets Bond ETF, Claymore
U.S. Capital Markets Micro-Term Fixed Income ETF and Claymore/Zacks Dividend Rotation ETF (eight of the portfolios constituting the Claymore Exchange-Traded Fund Trust) (collectively, the "Funds"), comprising the Claymore Exchange-Traded Fund Trust, including the portfolios of investments, as of May 31, 2008, and the related statements of operations, the statements of changes in net assets, and the financial highlights for the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds' internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of May 31, 2008, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective eight Funds comprising the Claymore Exchange-Traded Fund Trust at May 31, 2008, and the results of their operations, changes in their net assets and the financial highlights for the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

                                                        /s/ Ernst & Young LLP

Chicago, Illinois
July 25, 2008

92 | Annual Report | May 31, 2008

Claymore Exchange-Traded Fund Trust

Supplemental Information | (unaudited)

Federal Income Tax Information

The Trust intends to designate the maximum amount of dividends that qualify for the reduced tax rate pursuant to the Jobs and Growth Tax Relief Reconciliation Act of 2003.

In January 2009, you will be advised on IRS Form 1099 DIV or substitute 1099 DIV as to the federal tax status of the distributions received by you in the calendar year 2008.

The Trust's investment income (dividend income plus short-term capital gains, if any) qualifies as follows:

                                         Qualified Dividend   Dividends Received
                                                     Income            Deduction
--------------------------------------------------------------------------------
BBD High Income                                      40.95%               27.78%
Morningstar Information Super Sector                   100%                 100%
Morningstar Manufacturing Super Sector                 100%                 100%
Morningstar Services Super Sector                      100%                 100%
U.S.-1-Capital Markets                               50.02%               49.71%
Zacks Dividend Rotation                              60.99%               57.17%

Trustees

The Trustees of the Claymore Exchange-Traded Fund Trust and their principal business occupations during the past five years.

Name, Address*, Year       Term of Office**   Principal Occupations During              Number of Funds
of Birth and Position(s)   and Length of      the Past Five Years and                   in Fund Complex***    Other Directorships
held with Registrant       Time Served        Other Affiliations                        Overseen by Trustee   Held by Trustee
====================================================================================================================================
Independent Trustees:
====================================================================================================================================
Randall C. Barnes          Since 2006         Private Investor. Formerly, Senior Vice            41           None
Year of Birth: 1951                           President and Treasurer, PepsiCo, Inc.
Trustee                                       (1993-1997), President, Pizza Hut
                                              International (1991-1993) and Senior
                                              Vice President, Strategic Planning and
                                              New Business Development (1987-1990) of
                                              PepsiCo, Inc. (1987-1997).
------------------------------------------------------------------------------------------------------------------------------------
Ronald A. Nyberg           Since 2006         Partner of Nyberg & Cassioppi, LLC, a              44           None
Year of Birth: 1953                           law firm specializing in corporate law,
Trustee                                       estate planning and business
                                              transactions (2000-present). Formerly,
                                              Executive Vice President, General
                                              Counsel and Corporate Secretary of Van
                                              Kampen Investments (1982-1999).
------------------------------------------------------------------------------------------------------------------------------------
Ronald E. Toupin, Jr.      Since 2006         Retired. Formerly, Vice President,                 41           None
Year of Birth: 1958                           Manager and Portfolio Manager of Nuveen
Trustee                                       Asset Management (1998-1999), Vice
                                              President of Nuveen Investment Advisory
                                              Corp. (1992-1999), Vice President and
                                              Manager of Nuveen Unit Investment Trusts
                                              (1991-1999), and Assistant Vice
                                              President and Portfolio Manager of
                                              Nuveen Unit Investment Trusts
                                              (1988-1999), each of John Nuveen & Co.,
                                              Inc. (1982-1999).
------------------------------------------------------------------------------------------------------------------------------------

Interested Trustees:
====================================================================================================================================
Nicholas Dalmaso+          Since 2006         Attorney. Formerly, Senior Managing                44           None
Year of Birth: 1965                           Director and Chief Administrative
Trustee                                       Officer (2007-2008) and General Counsel
                                              (2001-2007) of Claymore Advisors, LLC
                                              and Claymore Securities, Inc. Formerly,
                                              Assistant General Counsel, John Nuveen
                                              and Co., Inc. (1999-2000). Former Vice
                                              President and Associate General Counsel
                                              of Van Kampen Investments, Inc.
                                              (1992-1999).
------------------------------------------------------------------------------------------------------------------------------------

* Address for all Trustees unless otherwise noted: 2455 Corporate West Drive, Lisle, IL 60532

** This is the period for which the Trustee began serving the Trust. Each Trustee is expected to serve an indefinite term, until his successor is elected.

*** The Claymore Fund Complex consists of U.S. registered investment companies advised or serviced by Claymore Advisors, LLC or Claymore Securities, Inc. The Claymore Fund Complex is overseen by multiple Boards of Trustees.

+ Mr. Dalmaso is an "interested person" (as defined in section 2(a)(19) of the 1940 Act) of the Fund as a result of his former position as an officer of and his equity ownership in the Adviser and certain of its affiliates.

                                               Annual Report | May 31, 2008 | 93

Claymore Exchange-Traded Fund Trust | Supplemental Information (unaudited) continued

Officers

The Officers of the Trust and their principal occupations during the past five years:

Name, Address*, Year of Birth and   Term of Office** and    Principal Occupation During the Past Five Years
Position(s) held with Registrant    Length of Time Served   and Other Affiliations
====================================================================================================================================
Officers:
====================================================================================================================================
J. Thomas Futrell                   Effective               Senior Managing Director and Chief Investment Officer of Claymore
Year of Birth: 1955                 May 29, 2008            Advisors, LLC and Claymore Securities, Inc. (2008-Present). Formerly,
Chief Executive Officer                                     Managing Director of Research, Nuveen Asset Management (2000-2007).
------------------------------------------------------------------------------------------------------------------------------------
Steven M. Hill                      Since 2006              Senior Managing Director of Claymore Advisors, LLC and Claymore
Year of Birth: 1964                                         Securities, Inc. (2005-present); Formerly, Chief Financial Officer of
Chief Accounting Officer,                                   Claymore Group Inc. (2005-2006); Managing Director of Claymore
Chief Financial Officer and                                 Advisors, LLC and Claymore Securities, Inc. (2003-2005); Treasurer of
Treasurer                                                   Henderson Global Funds and Operations Manager for Henderson Global
                                                            Investors (NA) Inc., (2002-2003); Managing Director, FrontPoint
                                                            Partners LLC (2001-2002).
------------------------------------------------------------------------------------------------------------------------------------
Kevin Robinson                      Effective               Senior Managing Director and General Counsel of Claymore Advisors,
Year of Birth: 1959                 May 29, 2008            LLC and Claymore Group, Inc. (2007-present). Formerly, Associate
Chief Legal Officer                                         General Counsel and Assistant Corporate Secretary of NYSE Euronext,
                                                            Inc. (2000-2007).
------------------------------------------------------------------------------------------------------------------------------------
Bruce Saxon                         Since 2006              Vice President, Fund Compliance Officer of Claymore Group Inc.
Year of Birth: 1957                                         (2006-present). Formerly, Chief Compliance Officer/Assistant
Chief Compliance Officer                                    Secretary of Harris Investment Management, Inc. (2003-2006).
                                                            Director-Compliance of Harrisdirect LLC (1999-2003).
------------------------------------------------------------------------------------------------------------------------------------
Melissa J. Nguyen                   Since 2006              Vice President and Assistant General Counsel of Claymore Group Inc.
Year of Birth: 1978                                         (2005-present). Secretary of certain funds in the Fund Complex;
Secretary                                                   Formerly, Associate, Vedder Price, P.C. (2003-2005).
------------------------------------------------------------------------------------------------------------------------------------
William H. Belden, III              Since 2006              Managing Director of Claymore Advisors, LLC (2005-present).
Year of Birth: 1965                                         Formerly, Vice President of Product Management at Northern Trust
Vice President                                              Global Investments (1999-2005).
------------------------------------------------------------------------------------------------------------------------------------
Chuck Craig                         Since 2006              Managing Director (2006-present), Vice President (2003-2006) of
Year of Birth: 1967                                         Claymore Advisors, LLC. Formerly, Assistant Vice President, First
Vice President                                              Trust Portfolios, L.P. (1999-2003).
------------------------------------------------------------------------------------------------------------------------------------

*     Address for all Officers: 2455 Corporate West Drive, Lisle, IL 60532

** Officers serve at the pleasure of the Board of Trustees and until his or her successor is appointed and qualified or until his or her earlier resignation or removal.

94 | Annual Report | May 31, 2008

Claymore Exchange-Traded Fund Trust

Board Considerations Regarding Approval of
Investment Advisory Agreement|

CLAYMORE EXCHANGE TRADED FUND TRUST (the "Trust")

Claymore US Capital Markets Bond ETF ("Bond ETF")
Claymore U.S. Capital Markets Micro-Term Fixed Income ETF ("Liquidity ETF") Claymore US-1-The Capital Markets Index ETF ("Capital Markets ETF")

Board  Considerations  Regarding Approval of Advisory  Agreements

The Investment Advisory Agreement between Claymore Advisors, LLC (the "Investment Adviser") and the Trust on behalf of each of the above-named funds ("Funds") and the Sub-Advisory Agreement between the Investment Adviser and BNY Investment Advisors ("BNY") (a separately identifiable division of the The Bank of New York Mellon) was approved by the Board of Trustees, including all of the trustees who are not parties to such agreement or interested persons of any such party, on October 16,2007.(The Investment Advisory Agreement and the Sub-Advisory Agreement are together referred to as the "Advisory Agreements.") The Board of Trustees also approved the substitution of BNY with Mellon Capital Management Corporation ("MCMC") on February 6, 2008 (with BNY and MCMC being referred to as the "Subadviser").The Board of Trustees, including a majority of the independent trustees, determined that approval of the Advisory Agreements was in the best interests of each Fund. The independent trustees, with the assistance of independent legal counsel, met separately from the "interested" trustee of the Trust and officers and employees of the Investment Adviser and the Subadviser to consider approval of the Advisory Agreements. The Board of Trustees, including the independent trustees, did not identify any single factor or group of factors as all important or controlling and considered all factors together. In evaluating whether to approve the Advisory Agreements for each Fund, the Board considered numerous factors, as described below.

Investment Advisory Agreement

With respect to the nature, extent and quality of the services to be provided by the Investment Adviser under the Investment Advisory Agreement, the Board considered and reviewed information concerning the services proposed to be provided under the Investment Advisory Agreement, the proposed investment parameters of the respective index for each Fund, the Investment Adviser's Form ADV, financial information regarding the Investment Adviser and its parent company, information describing the Investment Adviser's current organization and the background and experience of the persons who would be responsible for the management of the Funds, the anticipated financial support of the Funds and the nature and quality of services provided to other exchange-traded ("ETFs") and closed-end funds by the Investment Adviser. The Board also considered the services to be provided by the Investment Adviser in its oversight of the Funds' custodian, transfer agent, and accounting agent, as well as the respective index licensors for each Fund, and noted the significant time and effort that would be devoted to this oversight function. Since the Funds are newly organized and have no investment performance, the Board did not consider investment performance of the Funds. Based upon its review, the Board concluded that the Investment Adviser was qualified to manage the Funds and to oversee the services to be provided by other service providers and that the services to be provided by the Investment Adviser to each Fund were expected to be satisfactory.

With respect to the costs of services to be provided and profits to be realized by the Investment Adviser, the Board considered the resources involved in managing each Fund as well as the proposed expense limitation for each Fund. The Board noted that because the Funds were newly organized and had no assets, the Investment Adviser did not provide profitability information. However, based upon the proposed expense limitation for each Fund, the Board concluded that profitability was not expected to be unreasonable.

The Board also reviewed information provided by the Investment Adviser showing the proposed advisory fees for the Funds as compared to those of a peer group of ETFs provided by the Investment Adviser. The Board noted the services to be provided by the Investment Adviser for the annual advisory fee of 0.20% of each Fund's average daily net assets for the Bond ETF, the Liquidity ETF and .25% of average daily net assets for the Capital Markets ETF. The Board also considered that the Investment Adviser had contractually agreed to waive its fee and/or pay expenses of the Funds to the extent necessary to absorb the annual operating expenses of each Fund (excluding interest expenses, a portion of a Fund's licensing fees, offering costs, brokerage commissions and other trading expenses, taxes and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of a Fund's business) over certain amounts, at least until December 31, 2009.With respect to the Bond ETF the Board considered that the Fund's advisory fee was within range of the advisory fees of the peer group of ETFs provided by the Investment Adviser. With respect to the Liquidity ETF, the Board considered that the advisory fee was higher than the advisory fees of the peer group of ETFs provided by the Investment Adviser, and noted the Investment Adviser's statement that the Liquidity ETF would offer exposure to a broader range of short-term securities and that managing the Liquidity ETF would be more complex than the peer group of ETFs justifying the proposed advisory fee. With respect to the Capital Markets ETF, the Board considered that the fund's proposed advisory fee was significantly lower than the advisory fees of the peer group of ETFs provided by the Investment Adviser, but noted the Investment Adviser's statement that there were no direct competitors. The Board concluded that each Fund's advisory fee was reasonable given the nature, extent and anticipated quality of the services to be provided under the Investment Advisory Agreement, the factors noted above and the expense limitations that would be in place.

The Board considered the extent to which economies of scale would be realized as each Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of each Fund's investors. Because the Funds were newly organized, the Board reviewed the Funds' proposed expense limitations and determined to review economies of scale in the future when the Funds had attracted assets.The Board also noted that the terms of the expense reimbursement agreement that the Investment Adviser had entered into with the Funds allow the Investment Adviser for a period of five years subsequent to the respective Fund's commencement of operations to recover from the individual Fund's fees and expenses waived or reimbursed during the prior three years if the Fund's expense ratio,including certain of the recovered expenses falls below the expense limitation.

The Board considered benefits to be derived by the Investment Adviser from its relationship with the Funds,including the benefits to the Investment Adviser from its separate Administration Agreement with the Trust.The Board concluded that the advisory fees were reasonable, taking into account these benefits.

Sub-Advisory Agreement

At the October 16, 2007 meeting, the Board of Trustees approved BNY, a separately identifiable division of the The Bank of New York Mellon,as subadviser to the Funds.BNY provided its Form ADV and a Form 10-Q of The Bank of New York Mellon Corporation in addition to its compliance policies and procedures and Code of Ethics. Subsequent to that approval, BNY informed the Investment Adviser that it was to be integrated into MCMC, with MCMC to be the surviving entity as part of the ongoing integration between The Bank of New York and Mellon organiza-tions.BNY and MCMC stated that the same portfolio managers would be providing services to the Funds and that the senior portfolio managers are dual officers of both BNY and MCMC. MCMC provided its Form ADV and the Form 10-Q of The Bank of New York Mellon Corporation as well as MCMC's compliance policies and procedures and Code of Ethics.

With respect to the nature,extent and quality of the services to be provided by the Subadviser, the Board considered the Subadviser's reputation as an asset manager with over $140 billion of

                                               Annual Report | May 31, 2008 | 95

Claymore Exchange-Traded Fund Trust | Board Considerations Regarding Approval of Investment Advisory Agreement continued

assets under management and the Investment Adviser's recommendation to retain the Subad-viser to manage the optimized sampling methodology and trading for the Funds. Since the Funds were newly organized and had no investment performance, the Board did not consider investment performance of the Funds. Based upon its review, the Board concluded that the Subadviser's investment performance was expected to be satisfactory.

The Board considered the subadvisory fees proposed to be paid to the Subadviser and considered that they were negotiated at arm's length between the Investment Adviser and the Subadviser and that the Investment Adviser compensates the Subadviser from its fees.On the basis of the information provided, the Board concluded that the proposed subadvisory fees for the Fund were reasonable.

In concluding that the Subadviser's anticipated profitability would not be unreasonable, the Board determined that it need not review the estimated level of profits to the Subadviser because, as the Board noted, the Investment Adviser will compensate the Subadviser from its own advisory fees and the Investment Adviser had negotiated the Subadvisory Agreement with the Subadviser at arm's-length.

The Board considered whether there were economies of scale with respect to the subadvisory services to be provided to the Funds under the Subadvisory Agreement.Because the Funds were newly organized,the Board reviewed the Funds'proposed expense limitations and determined to review economies of scale in the future when the Funds had attracted assets.The Board also considered incidental benefits to be derived by the Subadviser from its relationship with the Funds and the Board concluded that the subadvisory fees were reasonable,taking into account these benefits.

Overall Conclusions

Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreements are fair and reasonable and that approval of the Advisory Agreements is in the best interests of the Funds.

96 | Annual Report | May 31, 2008

Claymore Exchange-Traded Fund Trust

Trust Information|

Board of Trustees

Randall C. Barnes

Nicholas Dalmaso*

Ronald A. Nyberg

Ronald E. Toupin, Jr.

* Trustee is an "interested person" of the Trust as defined in the Investment Company Act of 1940, as amended, as a result of his former position as an officer of, and his equity ownership in, the Adviser and certain of its affiliates.

Officers

J. Thomas Futrell
Chief Executive Officer

Steven M. Hill
Chief Accounting Officer,
Chief Financial Officer and Treasurer

Kevin Robinson
Chief Legal Officer

Bruce Saxon
Chief Compliance Officer

Melissa J. Nguyen
Secretary

William H. Belden III
Vice President

Chuck Craig
Vice President

Investment Adviser

Claymore Advisors, LLC
Lisle, IL

Distributor

Claymore Securities, Inc.
Lisle, IL

Administrator

Claymore Advisors, LLC
Lisle, IL

Accounting Agent, Custodian and Transfer Agent Fund

The Bank of New York Mellon
New York, NY

Legal Counsel
Clifford Chance US LLP
New York, NY

Independent Registered Public Accounting Firm

Ernst & Young LLP
Chicago, IL

--------------------------------------------------------------------------------
Privacy Principles of the Trust for Shareholders

The Funds are committed to maintaining the privacy of their shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Funds collect, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Funds do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of their shareholders may become available to the Funds. The Funds do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

The Funds restrict access to non-public personal information about the shareholders to Claymore Advisors, LLC employees with a legitimate business need for the information. The Funds maintain physical, electronic and procedural safeguards designed to protect the non-public personal information of their shareholders.

Questions concerning your shares of the Trust?

o     If your shares are held in a Brokerage Account, contact your Broker.

This report is sent to shareholders of the Funds for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Funds or of any securities mentioned in this report.

A description of the Funds' proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Funds at (888) 949-3837.Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling
(888) 949-3837 or by accessing the Funds' Form N-PX on the SEC's website at www.sec.gov or www.claymore.com. The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds' Form N-Q is available on the SEC website at www.sec.gov or www.claymore.com. The Funds' Form N-Q may also be viewed and copied at the SEC's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330 or at www.sec.gov.

                                               Annual Report | May 31, 2008 | 97

Claymore Exchange-Traded Fund Trust

About the Fund Manager|

Claymore Advisors, LLC

Claymore Advisors, LLC manages the investment and reinvestment of each Fund's assets and administers the affairs of each Fund to the extent requested by the Board of Trustees. Claymore Advisors, LLC also acts as investment adviser to closed-end and open-end management investment companies. Claymore entities have provided supervision, management, servicing or distribution on approximately $19.3 billion in assets as of May 31, 2008. Claymore currently offers exchange-traded funds, closed-end funds, and unit investment trusts.

Portfolio Management

The portfolio manager who is currently responsible for the day-to-day management of the Funds' portfolio is Chuck Craig, CFA. Mr. Craig has managed each Fund's portfolio since its inception. Mr. Craig is a Managing Director, Portfolio Management and Supervision, of the Investment Adviser and Claymore Securities, Inc. and joined Claymore Securities, Inc. in May of 2003. Before joining Claymore Securities, Inc., Mr. Craig spent four years with First Trust Portfolios L.P. (formerly Nike Securities) as an equity-research analyst and portfolio manager within the Equity Strategy Research group. Mr. Craig received a M.S. in Financial Markets from the Center for Law and Financial Markets at the Illinois Institute of Technology. He also earned a B.S. in Finance from Northern Illinois University.

Mellon Capital Management Corporation ("Mellon Capital") acts as the sub-adviser for U.S.-1-Capital Markets, U.S. Capital Markets Bond and U.S. Capital Markets Micro-Term Fixed Income, pursuant to a sub-advisory agreement with the Investment Adviser. In this capacity, Mellon Capital supervises and manages the investment portfolio for the three aforementioned Funds, and directs the purchases and sales of each Fund's investment securities.

Claymore Exchange-Traded Fund Trust Overview

The Claymore Exchange-Traded Fund Trust (the "Trust") is an investment company currently consisting of 19 separate exchange-traded "index funds" as of May 31, 2008.The investment objective of each of the funds is to replicate as closely as possible, before fees and expenses, the performance of a specified market index.

98 | Annual Report | May 31, 2008

This material must be preceded or accompanied by a prospectus for the fund being offered. The prospectus contains information about the fund including a discussion of investment objectives, risks, ongoing expenses and sales charges. If a prospectus did not accompany this report,you can obtain one from your financial adviser, from our website at http://www.claymore.com or by calling
(888) 949-3837. Please read the prospectus carefully before investing. The Statement of Additional Information that includes additional information about the Trustees is also available,without charge,upon request via our website at http://www.claymore.com or by calling (888) 949-3837. All funds are subject to market risk and shares when sold may be worth more or less than their original cost. You can lose money investing in the funds.

Claymore Securities, Inc.
2455 Corporate West Drive
Lisle, IL 60532
Member FINRA/SIPC (07/08)

                         NOT FDIC-INSURED | NOT BANK-GUARANTEED | MAY LOSE VALUE

                                                               CETFT-001-AR-0508

Item 2.  Code of Ethics.

(a) The registrant has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

(b) No information need be disclosed pursuant to this paragraph.

(c) During the period covered by the shareholder report presented in Item 1, there were no amendments to any provisions of the registrant's Code of Ethics applicable to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.

(d) The registrant has not granted a waiver or an implicit waiver to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions from a provision of its Code of Ethics during the period covered by this report.

(e) Not applicable.

(f) (1) The registrant's Code of Ethics is attached hereto as an exhibit.

    (2) Not applicable.

    (3) Not applicable.



Item 3.  Audit Committee Financial Expert.

The registrant's Board of Trustees has determined that it has at least one audit committee financial expert serving on its audit committee, Ronald E. Toupin, Jr. Mr. Toupin is an "independent" Trustee as defined in Item 3 of form N-CSR. Mr. Toupin qualifies as an audit committee financial expert by virtue of his experience obtained as a portfolio manager and research analyst, which included review and analysis of offering documents and audited and un-audited financial statements using GAAP to show accounting estimates, accruals and reserves.

 (Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as amended, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification. The designation of identification of a person as an audit committee financial expert does not affect the duties, obligations or liability of any other member of the audit committee or Board of Trustees.)

Item 4.  Principal Accountant Fees and Services.

(a) Audit Fees: the aggregate fees billed for the Trust's fiscal period ended May 31, 2008 for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for such fiscal period were $95,284. The aggregate Audit Fees billed for fiscal year 2007 for professional services rendered by the principal accountant were $0 as the Trust was not in existence in 2007.

(b) Audit-Related Fees: the aggregate fees billed for the Trust's fiscal period ended May 31, 2008 for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph 4(a), including agreed upon procedures reports performed for rating agencies and the issuance of comfort letters, were $0. The Audit-Related Fees billed for fiscal year 2007 were $0 as the Trust was not in existence in 2007.

(c) Tax Fees: the aggregate fees billed for the Trust's fiscal period ended May 31, 2008 for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning, including federal, state and local income tax return preparation and related advice and determination of taxable income and miscellaneous tax advice were $48,000. The Tax Fees billed for fiscal year 2007 were $0 as the Trust was not in existence in 2007.

(d) All Other Fees: the aggregate fees billed for the Trust's fiscal period ended May 31, 2008 for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item were $0.

(e) Audit Committee Pre-Approval Policies and Procedures:

In accordance with Rule 2-01(c)(7)(A), the Audit Committee pre-approves all of the Audit and Tax Fees of the registrant. All of the services described in paragraphs (b) through (d) above were approved by the Audit Committee in accordance with paragraph (c)(7)(i)(c) of Rule 2-01 of Regulation S-X.

The Trust's Audit Committee has adopted written policies relating to the pre-approval of the audit and non-audit services performed by the Trust's independent auditors. Unless a type of service to be provided by the independent auditors has received general pre-approval, it requires specific pre-approval by the Audit Committee. Under the policies, on an annual basis, the Trust's Audit Committee reviews and pre-approves the services to be provided by the independent auditors without having obtained specific pre-approval from the Audit Committee. The Audit Committee has delegated pre-approval authority to the Audit Committee Chairperson. In addition, the Audit Committee pre-approves any permitted non-audit services to be provided by the independent auditors to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser if such services relate directly to the operations and financial reporting of the Trust.

(f) The percentage of hours expended on the principal accountant's engagement to audit the Fund's financial statements for the Trust's fiscal period ended May 31, 2008 attributable to work performed by persons other than the principal accountant's full-time, permanent employees was 0%.

(g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, the registrant's investment adviser (not including a sub-adviser whose role is primarily portfolio management and is sub-contracted with or overseen by another investment adviser) and/or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that directly related to the operations and financial reporting of the registrant for the Trust's fiscal period ended May 31, 2008 were $0.

(h) Not applicable.

Item 5.  Audit Committee of Listed Registrants.

The Registrant has a separately designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended. The audit committee of the Registrant is comprised of: Ronald A. Nyberg; Ronald E. Toupin, Jr., and Randall C. Barnes.

Item 6.  Schedule of Investments.

The Schedule of Investments is included as part of Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

Registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Trustees.

Item 11.  Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that based on such evaluation, the registrant's disclosure controls and procedures were effective as of that date in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.  Exhibits.

(a)(1) Code of Ethics for Chief Executive and Senior Financial Officer.

(a)(2) Certifications of principal executive officer and principal financial officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940.

(b) Certifications of principal executive officer and principal financial officer pursuant to Rule 30a-2(b) of the Investment Company Act of 1940.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Claymore Exchange-Traded Fund Trust

By: /s/  J. Thomas Futrell
    ----------------------------------------------

Name:    J. Thomas Futrell

Title:   Chief Executive Officer

Date:    August 4, 2008


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/  J. Thomas Futrell
    ----------------------------------------------

Name:    J. Thomas Futrell

Title:   Chief Executive Officer

Date:    August 4, 2008


By: /s/  Steven M. Hill
    ----------------------------------------------

Name:    Steven M. Hill

Title:   Chief Financial Officer, Chief Accounting Officer and Treasurer

Date:    August 4, 2008